UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Reza Pishva

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$98	0.95%

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
11/23	10,000	10,000	10,000
10/24	10,686	10,537	10,336
10/25	11,285	11,186	10,789

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	5.61%	6.49%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	4.85%

Fund Statistics

  Total Net Assets (000)$639,941
  # of Portfolio Holdings395
  Investment Advisory, net of waivers (000)$1,521
  Portfolio Turnover Rate176%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

OBX Trust	6.13%
Freddie Mac STACR REMIC Trust	5.90%
Connecticut Avenue Securities Trust	5.72%
Brazil Letras do Tesouro Nacional	5.03%
Payden Emerging Markets Local Bond Fund, SI Class	3.06%
Verus Securitization Trust	1.74%
Mexican Bonos	1.58%
BX Commercial Mortgage Trust	1.50%
BRAVO Residential Funding Trust	1.34%
Cross Mortgage Trust	1.33%

Portfolio Composition (as a % of investments)

Mortgage Backed	38%
Corporate Bond	20%
Asset Backed	18%
Foreign Government	13%
Bank Loan	6%
Others	5%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.99%
3-5 Years	7.98%
5-10 Years	35.62%
>10 Years	44.08%
Other	4.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	29.39%
AA	8.48%
A	12.58%
BBB	18.86%
BB	18.17%
B	6.22%
Below B	0.91%
Unrated	5.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Annual Shareholder Report - October 31, 2025

PYABX-AR2025

Payden Absolute Return Bond Fund

Investor Class - PYARX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$72	0.70%

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
10/15	100,000	100,000	100,000
10/16	103,320	104,370	100,170
10/17	106,854	105,309	100,831
10/18	108,349	103,150	102,444
10/19	113,691	115,023	104,698
10/20	115,090	122,143	105,421
10/21	118,795	121,557	105,473
10/22	112,475	102,497	106,338
10/23	120,270	102,866	111,325
10/24	130,421	113,718	117,315
10/25	137,946	120,723	122,453

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	5.77%	3.69%	3.27%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

Fund Statistics

  Total Net Assets (000)$639,941
  # of Portfolio Holdings395
  Investment Advisory, net of waivers (000)$1,521
  Portfolio Turnover Rate176%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

OBX Trust	6.13%
Freddie Mac STACR REMIC Trust	5.90%
Connecticut Avenue Securities Trust	5.72%
Brazil Letras do Tesouro Nacional	5.03%
Payden Emerging Markets Local Bond Fund, SI Class	3.06%
Verus Securitization Trust	1.74%
Mexican Bonos	1.58%
BX Commercial Mortgage Trust	1.50%
BRAVO Residential Funding Trust	1.34%
Cross Mortgage Trust	1.33%

Portfolio Composition (as a % of investments)

Mortgage Backed	38%
Corporate Bond	20%
Asset Backed	18%
Foreign Government	13%
Bank Loan	6%
Others	5%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.99%
3-5 Years	7.98%
5-10 Years	35.62%
>10 Years	44.08%
Other	4.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	29.39%
AA	8.48%
A	12.58%
BBB	18.86%
BB	18.17%
B	6.22%
Below B	0.91%
Unrated	5.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

Investor Class - PYARX

Annual Shareholder Report - October 31, 2025

PYARX-AR2025

Payden Absolute Return Bond Fund

SI Class - PYAIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Absolute Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$48	0.47%

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$14,500,000
$14,000,000
$13,500,000
$13,000,000
$12,500,000
$12,000,000
$11,500,000
$11,000,000
$10,500,000
$10,000,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
10/15	10,000,000	10,000,000	10,000,000
10/16	10,347,000	10,437,000	10,017,000
10/17	10,706,041	10,530,933	10,083,112
10/18	10,871,985	10,315,049	10,244,442
10/19	11,448,200	11,502,311	10,469,820
10/20	11,614,199	12,214,304	10,542,061
10/21	12,016,050	12,155,675	10,547,333
10/22	11,403,231	10,249,665	10,633,821
10/23	12,219,703	10,286,564	11,132,547
10/24	13,293,815	11,371,797	11,731,478
10/25	14,076,820	12,072,300	12,245,317

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	5.89%	3.92%	3.47%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

Fund Statistics

  Total Net Assets (000)$639,941
  # of Portfolio Holdings395
  Investment Advisory, net of waivers (000)$1,521
  Portfolio Turnover Rate176%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

OBX Trust	6.13%
Freddie Mac STACR REMIC Trust	5.90%
Connecticut Avenue Securities Trust	5.72%
Brazil Letras do Tesouro Nacional	5.03%
Payden Emerging Markets Local Bond Fund, SI Class	3.06%
Verus Securitization Trust	1.74%
Mexican Bonos	1.58%
BX Commercial Mortgage Trust	1.50%
BRAVO Residential Funding Trust	1.34%
Cross Mortgage Trust	1.33%

Portfolio Composition (as a % of investments)

Mortgage Backed	38%
Corporate Bond	20%
Asset Backed	18%
Foreign Government	13%
Bank Loan	6%
Others	5%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.99%
3-5 Years	7.98%
5-10 Years	35.62%
>10 Years	44.08%
Other	4.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	29.39%
AA	8.48%
A	12.58%
BBB	18.86%
BB	18.17%
B	6.22%
Below B	0.91%
Unrated	5.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Absolute Return Bond Fund

SI Class - PYAIX

Annual Shareholder Report - October 31, 2025

PYAIX-AR2025

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden California Municipal Social Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$72	0.70%

How did the fund perform last year?

Performance was driven by the movement in market yields and the changing shape of the yield curve. Municipal yields declined materially as the US Federal Reserve continued easing monetary policy reducing their target policy rate four times totaling 1%.  Intermediate duration positioning benefitted from lower yields as prices increased, contributing to total return that exceeded earned income. Long municipal rates lagged the broader rate rally as term premium increased and institutional demand for longer municipals waned.  Additional contributions came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg Municipal Bond Index
Bloomberg California Intermediate Municipal Bond Index
$10,900
$10,800
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
11/23	10,000	10,000	10,000
10/24	10,385	10,341	10,245
10/25	10,844	10,772	10,803

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	4.42%	4.31%
Bloomberg Municipal Bond Index	4.17%	3.94%
Bloomberg California Intermediate Municipal Bond Index	5.45%	4.10%

Fund Statistics

  Total Net Assets (000)$255,548
  # of Portfolio Holdings147
  Investment Advisory, net of waivers (000)$252
  Portfolio Turnover Rate54%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

California Community Choice Financing Authority	12.03%
State of California	8.34%
Los Angeles County Public Works Financing Authority	7.77%
California State Public Works Board	4.67%
California Housing Finance Agency	3.98%
U.S. Treasury Note	2.88%
California Health Facilities Financing Authority	2.73%
California Municipal Finance Authority	2.73%
San Diego Unified School District	2.25%
University of California	2.10%

Portfolio Composition (as a % of investments)

General Obligation	62%
Revenue	32%
U.S. Treasury	3%
Investment Company	2%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	0.94%
3-5 Years	2.33%
5-10 Years	17.42%
>10 Years	77.46%
Other	1.85%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.74%
AA	77.86%
A	11.21%
BBB	1.18%
BB	0.39%
Unrated	0.62%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Annual Shareholder Report - October 31, 2025

PYCLX-AR2025

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden California Municipal Social Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$46	0.45%

How did the fund perform last year?

Performance was driven by the movement in market yields and the changing shape of the yield curve. Municipal yields declined materially as the US Federal Reserve continued easing monetary policy reducing their target policy rate four times totaling 1%.  Intermediate duration positioning benefitted from lower yields as prices increased, contributing to total return that exceeded earned income. Long municipal rates lagged the broader rate rally as term premium increased and institutional demand for longer municipals waned.  Additional contributions came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg Municipal Bond Index
Bloomberg California Intermediate Municipal Bond Index
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
10/15	100,000	100,000	100,000
10/16	103,220	104,060	102,830
10/17	105,573	106,339	104,547
10/18	105,162	105,797	103,700
10/19	114,858	115,763	112,131
10/20	119,337	119,919	116,740
10/21	122,177	123,084	117,440
10/22	111,035	108,339	106,753
10/23	114,976	111,199	109,080
10/24	125,232	121,985	116,967
10/25	131,143	127,072	123,342

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	4.72%	1.90%	2.75%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg California Intermediate Municipal Bond Index	5.45%	1.10%	2.12%

Fund Statistics

  Total Net Assets (000)$255,548
  # of Portfolio Holdings147
  Investment Advisory, net of waivers (000)$252
  Portfolio Turnover Rate54%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

California Community Choice Financing Authority	12.03%
State of California	8.34%
Los Angeles County Public Works Financing Authority	7.77%
California State Public Works Board	4.67%
California Housing Finance Agency	3.98%
U.S. Treasury Note	2.88%
California Health Facilities Financing Authority	2.73%
California Municipal Finance Authority	2.73%
San Diego Unified School District	2.25%
University of California	2.10%

Portfolio Composition (as a % of investments)

General Obligation	62%
Revenue	32%
U.S. Treasury	3%
Investment Company	2%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	0.94%
3-5 Years	2.33%
5-10 Years	17.42%
>10 Years	77.46%
Other	1.85%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.74%
AA	77.86%
A	11.21%
BBB	1.18%
BB	0.39%
Unrated	0.62%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Annual Shareholder Report - October 31, 2025

PYCRX-AR2025

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Cash Reserves Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.25%

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025, bringing the Federal Funds Rate to 3.75-4.00%. After two rate cuts in late 2024, the Federal Reserve held rates steady for eight months before easing by 25 basis points in both September and October 2025 as inflation moderated and labor markets softened. Front-end interest rate volatility was benign, despite shifting expectations for the pace of future rate cuts throughout the year.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

Investor Class
10/15	10,000
10/16	10,009
10/17	10,062
10/18	10,206
10/19	10,420
10/20	10,480
10/21	10,482
10/22	10,564
10/23	11,046
10/24	11,621
10/25	12,109

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	4.20%	2.93%	1.93%

Fund Statistics

  Total Net Assets (000)$383,762
  # of Portfolio Holdings34
  Investment Advisory, net of waivers (000)$64

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	51.82%
CIBC World Markets Tri Party	11.16%
Citigroup Tri Party	9.92%
Mitsubishi UFJ Financial Group	6.20%
Bank of Montreal Tri Party	5.21%
FHLMC	4.47%
U.S. Treasury Note	3.22%
Goldman Sachs Tri Party	2.48%
Dreyfus Treasury Obligations Cash Management Fund	1.33%
FFCB Funding Corp.	1.24%

Portfolio Composition (as a % of investments)

U.S. Treasury	55%
Repurchase Agreements	35%
U.S. Government Agency	7%
Mortgage Backed	2%
Investment Company	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	98.67%
Other	1.33%

Credit RatingFootnote Reference* (as a % of investments)

AAA	34.96%
AA	63.68%
Unrated	1.33%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, including Form N-MFP and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Annual Shareholder Report - October 31, 2025

PBHXX-AR2025

Payden Core Bond Fund

Adviser Class - PYCWX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$80	0.78%

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index
10/15	10,000	10,000
10/16	10,483	10,437
10/17	10,756	10,531
10/18	10,528	10,315
10/19	11,594	11,502
10/20	12,118	12,214
10/21	12,230	12,156
10/22	10,187	10,250
10/23	10,304	10,287
10/24	11,538	11,372
10/25	12,263	12,072

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	6.29%	0.24%	2.06%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

Fund Statistics

  Total Net Assets (000)$901,113
  # of Portfolio Holdings354
  Investment Advisory, net of waivers (000)$1,744
  Portfolio Turnover Rate64%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	3.71%
U.S. Treasury Bond	3.37%
OBX Trust	1.67%
Payden Emerging Market Corporate Bond Fund, SI Class	1.49%
U.S. Treasury Note	1.48%
RCKT Mortgage Trust	1.40%
FNCL	1.24%
UBS Group AG	1.05%
JPMorgan Chase & Co.	0.99%
Citigroup Inc.	0.98%

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Mortgage Backed	34%
Asset Backed	10%
U.S. Treasury	9%
Investment Company	5%
Others	7%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.02%
3-5 Years	10.24%
5-10 Years	31.02%
>10 Years	50.70%
Other	5.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.42%
AA	44.15%
A	10.91%
BBB	20.34%
BB	7.13%
B	1.84%
Unrated	2.20%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

Adviser Class - PYCWX

Annual Shareholder Report - October 31, 2025

PYCWX-AR2025

Payden Core Bond Fund

Investor Class - PYCBX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$55	0.53%

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index
10/15	100,000	100,000
10/16	105,070	104,370
10/17	108,159	105,309
10/18	106,126	103,150
10/19	117,120	115,023
10/20	122,695	122,143
10/21	124,106	121,557
10/22	103,716	102,497
10/23	104,825	102,866
10/24	117,687	113,718
10/25	125,419	120,723

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	6.57%	0.44%	2.29%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

Fund Statistics

  Total Net Assets (000)$901,113
  # of Portfolio Holdings354
  Investment Advisory, net of waivers (000)$1,744
  Portfolio Turnover Rate64%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	3.71%
U.S. Treasury Bond	3.37%
OBX Trust	1.67%
Payden Emerging Market Corporate Bond Fund, SI Class	1.49%
U.S. Treasury Note	1.48%
RCKT Mortgage Trust	1.40%
FNCL	1.24%
UBS Group AG	1.05%
JPMorgan Chase & Co.	0.99%
Citigroup Inc.	0.98%

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Mortgage Backed	34%
Asset Backed	10%
U.S. Treasury	9%
Investment Company	5%
Others	7%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.02%
3-5 Years	10.24%
5-10 Years	31.02%
>10 Years	50.70%
Other	5.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.42%
AA	44.15%
A	10.91%
BBB	20.34%
BB	7.13%
B	1.84%
Unrated	2.20%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

Investor Class - PYCBX

Annual Shareholder Report - October 31, 2025

PYCBX-AR2025

Payden Core Bond Fund

SI Class - PYCSX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$43	0.42%

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
$11,750,000
$11,500,000
$11,250,000
$11,000,000
$10,750,000
$10,500,000
$10,250,000
$10,000,000
$9,750,000
$9,500,000
01/18
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index
01/18	10,000,000	10,000,000
10/18	9,825,000	9,854,000
10/19	10,855,643	10,988,195
10/20	11,385,398	11,668,365
10/21	11,529,992	11,612,357
10/22	9,643,686	9,791,539
10/23	9,755,552	9,826,789
10/24	10,963,290	10,863,515
10/25	11,708,793	11,532,707

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/2018
SI Class	6.80%	0.39%	2.05%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.85%

Fund Statistics

  Total Net Assets (000)$901,113
  # of Portfolio Holdings354
  Investment Advisory, net of waivers (000)$1,744
  Portfolio Turnover Rate64%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Inflation Indexed Notes	3.71%
U.S. Treasury Bond	3.37%
OBX Trust	1.67%
Payden Emerging Market Corporate Bond Fund, SI Class	1.49%
U.S. Treasury Note	1.48%
RCKT Mortgage Trust	1.40%
FNCL	1.24%
UBS Group AG	1.05%
JPMorgan Chase & Co.	0.99%
Citigroup Inc.	0.98%

Portfolio Composition (as a % of investments)

Corporate Bond	35%
Mortgage Backed	34%
Asset Backed	10%
U.S. Treasury	9%
Investment Company	5%
Others	7%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.02%
3-5 Years	10.24%
5-10 Years	31.02%
>10 Years	50.70%
Other	5.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.42%
AA	44.15%
A	10.91%
BBB	20.34%
BB	7.13%
B	1.84%
Unrated	2.20%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Core Bond Fund

SI Class - PYCSX

Annual Shareholder Report - October 31, 2025

PYCSX-AR2025

Payden Corporate Bond Fund

Adviser Class - PYAYX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$86	0.83%

How did the fund perform last year?

Top Contributors to Performance:

• Security selection relative to the index was the biggest contributor to performance. Security selection amongst nearly all sectors was positive, with banking, insurance, and communications being the largest contributors.

• Allocations to out-of-index exposures such as high yield and securitized bonds also contributed.

• US Treasury futures used to hedge interest rate duration and manage total duration and yield curve positioning was a smaller contributor.

Top Detractors from Performance:

• Security selection among a few select high-yield bonds, particularly within the energy sector.

• Not owning some higher quality corporate bonds that had strong performance detracted modestly.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
Bloomberg US Corporate Bond Index
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
11/23	10,000	10,000	10,000
10/24	10,869	10,537	10,688
10/25	11,582	11,186	11,396

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	6.56%	7.93%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
Bloomberg US Corporate Bond Index	6.62%	7.03%

Fund Statistics

  Total Net Assets (000)$414,695
  # of Portfolio Holdings352
  Investment Advisory, net of waivers (000)$1,140
  Portfolio Turnover Rate42%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Goldman Sachs Group Inc.	2.03%
Bank of America Corp.	1.82%
Citigroup Inc.	1.68%
JPMorgan Chase & Co.	1.61%
Morgan Stanley	1.52%
HSBC Holdings PLC	1.24%
Payden Emerging Market Corporate Bond Fund, SI Class	1.24%
AT&T Inc.	1.08%
Wells Fargo & Co.	0.92%
Broadcom Inc.	0.90%

Portfolio Composition (as a % of investments)

Corporate Bond	85%
Mortgage Backed	7%
Investment Company	4%
Asset Backed	3%
Foreign Government	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	5.51%
3-5 Years	10.02%
5-10 Years	37.97%
>10 Years	42.48%
Other	4.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.98%
AA	11.17%
A	32.95%
BBB	39.28%
BB	6.18%
B	0.73%
Unrated	0.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

Adviser Class - PYAYX

Annual Shareholder Report - October 31, 2025

PYAYX-AR2025

Payden Corporate Bond Fund

Investor Class - PYACX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$67	0.65%

How did the fund perform last year?

Top Contributors to Performance:

• Security selection relative to the index was the biggest contributor to performance. Security selection amongst nearly all sectors was positive, with banking, insurance, and communications being the largest contributors.

• Allocations to out-of-index exposures such as high yield and securitized bonds also contributed.

• US Treasury futures used to hedge interest rate duration and manage total duration and yield curve positioning was a smaller contributor.

Top Detractors from Performance:

• Security selection among a few select high-yield bonds, particularly within the energy sector.

• Not owning some higher quality corporate bonds that had strong performance detracted modestly.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
Bloomberg US Corporate Bond Index
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
10/15	100,000	100,000	100,000
10/16	108,180	104,370	107,230
10/17	114,487	105,309	110,940
10/18	111,499	103,150	107,590
10/19	127,332	115,023	124,126
10/20	134,526	122,143	132,877
10/21	138,925	121,557	135,774
10/22	111,793	102,497	109,203
10/23	114,252	102,866	112,228
10/24	130,819	113,718	127,525
10/25	139,492	120,723	135,967

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	6.63%	0.72%	3.38%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US Corporate Bond Index	6.62%	0.46%	3.12%

Fund Statistics

  Total Net Assets (000)$414,695
  # of Portfolio Holdings352
  Investment Advisory, net of waivers (000)$1,140
  Portfolio Turnover Rate42%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Goldman Sachs Group Inc.	2.03%
Bank of America Corp.	1.82%
Citigroup Inc.	1.68%
JPMorgan Chase & Co.	1.61%
Morgan Stanley	1.52%
HSBC Holdings PLC	1.24%
Payden Emerging Market Corporate Bond Fund, SI Class	1.24%
AT&T Inc.	1.08%
Wells Fargo & Co.	0.92%
Broadcom Inc.	0.90%

Portfolio Composition (as a % of investments)

Corporate Bond	85%
Mortgage Backed	7%
Investment Company	4%
Asset Backed	3%
Foreign Government	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	5.51%
3-5 Years	10.02%
5-10 Years	37.97%
>10 Years	42.48%
Other	4.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.98%
AA	11.17%
A	32.95%
BBB	39.28%
BB	6.18%
B	0.73%
Unrated	0.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

Investor Class - PYACX

Annual Shareholder Report - October 31, 2025

PYACX-AR2025

Payden Corporate Bond Fund

SI Class - PYCTX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

How did the fund perform last year?

Top Contributors to Performance:

• Security selection relative to the index was the biggest contributor to performance. Security selection amongst nearly all sectors was positive, with banking, insurance, and communications being the largest contributors.

• Allocations to out-of-index exposures such as high yield and securitized bonds also contributed.

• US Treasury futures used to hedge interest rate duration and manage total duration and yield curve positioning was a smaller contributor.

Top Detractors from Performance:

• Security selection among a few select high-yield bonds, particularly within the energy sector.

• Not owning some higher quality corporate bonds that had strong performance detracted modestly.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
Bloomberg US Corporate Bond Index
$11,000,000
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
$8,000,000
02/22
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
02/22	10,000,000	10,000,000	10,000,000
10/22	8,486,000	8,779,000	8,577,000
10/23	8,682,875	8,810,604	8,814,583
10/24	9,951,443	9,740,123	10,016,011
10/25	10,621,175	10,340,115	10,679,070

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	6.73%	1.65%
Bloomberg US Aggregate Bond Index	6.16%	0.91%
Bloomberg US Corporate Bond Index	6.62%	1.80%

Fund Statistics

  Total Net Assets (000)$414,695
  # of Portfolio Holdings352
  Investment Advisory, net of waivers (000)$1,140
  Portfolio Turnover Rate42%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Goldman Sachs Group Inc.	2.03%
Bank of America Corp.	1.82%
Citigroup Inc.	1.68%
JPMorgan Chase & Co.	1.61%
Morgan Stanley	1.52%
HSBC Holdings PLC	1.24%
Payden Emerging Market Corporate Bond Fund, SI Class	1.24%
AT&T Inc.	1.08%
Wells Fargo & Co.	0.92%
Broadcom Inc.	0.90%

Portfolio Composition (as a % of investments)

Corporate Bond	85%
Mortgage Backed	7%
Investment Company	4%
Asset Backed	3%
Foreign Government	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	5.51%
3-5 Years	10.02%
5-10 Years	37.97%
>10 Years	42.48%
Other	4.02%

Credit RatingFootnote Reference* (as a % of investments)

AAA	8.98%
AA	11.17%
A	32.95%
BBB	39.28%
BB	6.18%
B	0.73%
Unrated	0.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Corporate Bond Fund

SI Class - PYCTX

Annual Shareholder Report - October 31, 2025

PYCTX-AR2025

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$106	0.99%

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premia of emerging market bonds also narrowed. Within hard-currency credit, high-yield-rated issuers outperformed investment-grade constituents and corporate returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance. The Fund maintained a headline duration-neutral position versus the benchmark during the period. Looking forward, we expect that emerging markets debt will continue to offer attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg Global Aggregate Index
J.P. Morgan EMBI Global Diversified Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Adviser Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/15	10,000	10,000	10,000
10/16	11,246	10,559	11,170
10/17	12,089	10,684	11,876
10/18	11,381	10,465	11,355
10/19	12,876	11,463	12,984
10/20	12,919	12,108	13,111
10/21	13,742	11,958	13,689
10/22	10,172	9,472	10,378
10/23	11,290	9,635	11,246
10/24	13,421	10,554	13,288
10/25	15,232	11,155	13,992

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	13.49%	3.35%	4.29%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan EMBI Global Diversified Index	12.76%	2.71%	4.12%

Fund Statistics

  Total Net Assets (000)$945,037
  # of Portfolio Holdings334
  Investment Advisory, net of waivers (000)$3,695
  Portfolio Turnover Rate74%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Argentine Republic Government International Bond	3.47%
Brazil Notas do Tesouro Nacional Serie F	3.24%
Hungary Government International Bond	3.14%
Petroleos Mexicanos	3.13%
Peru Government Bond	2.94%
Citigroup Global Markets Holdings Inc.	2.85%
Dominican Republic International Bond	2.77%
Ecuador Government International Bond	2.56%
Peruvian Government International Bond	2.55%
Nigeria Government International Bond	2.44%

Portfolio Composition (as a % of investments)

Foreign Government	78%
Corporate Bond	19%
Investment Company	3%

Top 10 Country Holdings (as a % of investments)

Mexico	8.33%
Peru	6.37%
Brazil	5.04%
Hungary	4.46%
South Africa	3.93%
Turkey	3.60%
Argentina	3.47%
Indonesia	2.92%
United States	2.85%
Dominican Republic	2.77%
Supranational	0.13%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.08%
AA	7.75%
A	2.78%
BBB	36.88%
BB	26.02%
B	17.52%
Below B	8.03%
Unrated	0.94%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Annual Shareholder Report - October 31, 2025

PYEWX-AR2025

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$78	0.73%

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premia of emerging market bonds also narrowed. Within hard-currency credit, high-yield-rated issuers outperformed investment-grade constituents and corporate returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance. The Fund maintained a headline duration-neutral position versus the benchmark during the period. Looking forward, we expect that emerging markets debt will continue to offer attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg Global Aggregate Index
J.P. Morgan EMBI Global Diversified Index
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/15	100,000	100,000	100,000
10/16	112,750	105,590	111,700
10/17	121,499	106,836	118,759
10/18	114,647	104,646	113,546
10/19	130,067	114,629	129,840
10/20	130,821	121,083	131,112
10/21	139,403	119,581	136,894
10/22	103,549	94,720	103,780
10/23	115,094	96,349	112,455
10/24	137,192	105,541	132,877
10/25	156,166	111,547	139,920

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	13.83%	3.60%	4.55%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan EMBI Global Diversified Index	12.76%	2.71%	4.12%

Fund Statistics

  Total Net Assets (000)$945,037
  # of Portfolio Holdings334
  Investment Advisory, net of waivers (000)$3,695
  Portfolio Turnover Rate74%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Argentine Republic Government International Bond	3.47%
Brazil Notas do Tesouro Nacional Serie F	3.24%
Hungary Government International Bond	3.14%
Petroleos Mexicanos	3.13%
Peru Government Bond	2.94%
Citigroup Global Markets Holdings Inc.	2.85%
Dominican Republic International Bond	2.77%
Ecuador Government International Bond	2.56%
Peruvian Government International Bond	2.55%
Nigeria Government International Bond	2.44%

Portfolio Composition (as a % of investments)

Foreign Government	78%
Corporate Bond	19%
Investment Company	3%

Top 10 Country Holdings (as a % of investments)

Mexico	8.33%
Peru	6.37%
Brazil	5.04%
Hungary	4.46%
South Africa	3.93%
Turkey	3.60%
Argentina	3.47%
Indonesia	2.92%
United States	2.85%
Dominican Republic	2.77%
Supranational	0.13%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.08%
AA	7.75%
A	2.78%
BBB	36.88%
BB	26.02%
B	17.52%
Below B	8.03%
Unrated	0.94%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Annual Shareholder Report - October 31, 2025

PYEMX-AR2025

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$74	0.69%

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premia of emerging market bonds also narrowed. Within hard-currency credit, high-yield-rated issuers outperformed investment-grade constituents and corporate returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance. The Fund maintained a headline duration-neutral position versus the benchmark during the period. Looking forward, we expect that emerging markets debt will continue to offer attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
J.P. Morgan EMBI Global Diversified Index
$16,000,000
$15,000,000
$14,000,000
$13,000,000
$12,000,000
$11,000,000
$10,000,000
$9,000,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/15	10,000,000	10,000,000	10,000,000
10/16	11,276,000	10,559,000	11,170,000
10/17	12,158,911	10,683,596	11,875,944
10/18	11,488,955	10,464,582	11,354,590
10/19	13,029,624	11,462,904	12,983,974
10/20	13,113,013	12,108,265	13,111,217
10/21	13,977,161	11,958,123	13,689,421
10/22	10,390,621	9,472,029	10,377,950
10/23	11,555,410	9,634,948	11,245,547
10/24	13,771,738	10,554,122	13,287,738
10/25	15,684,632	11,154,651	13,991,988

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	13.89%	3.64%	4.60%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan EMBI Global Diversified Index	12.76%	2.71%	4.12%

Fund Statistics

  Total Net Assets (000)$945,037
  # of Portfolio Holdings334
  Investment Advisory, net of waivers (000)$3,695
  Portfolio Turnover Rate74%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Argentine Republic Government International Bond	3.47%
Brazil Notas do Tesouro Nacional Serie F	3.24%
Hungary Government International Bond	3.14%
Petroleos Mexicanos	3.13%
Peru Government Bond	2.94%
Citigroup Global Markets Holdings Inc.	2.85%
Dominican Republic International Bond	2.77%
Ecuador Government International Bond	2.56%
Peruvian Government International Bond	2.55%
Nigeria Government International Bond	2.44%

Portfolio Composition (as a % of investments)

Foreign Government	78%
Corporate Bond	19%
Investment Company	3%

Top 10 Country Holdings (as a % of investments)

Mexico	8.33%
Peru	6.37%
Brazil	5.04%
Hungary	4.46%
South Africa	3.93%
Turkey	3.60%
Argentina	3.47%
Indonesia	2.92%
United States	2.85%
Dominican Republic	2.77%
Supranational	0.13%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.08%
AA	7.75%
A	2.78%
BBB	36.88%
BB	26.02%
B	17.52%
Below B	8.03%
Unrated	0.94%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Annual Shareholder Report - October 31, 2025

PYEIX-AR2025

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$98	0.95%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
J.P. Morgan CEMBI Broad Diversified Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg Global Aggregate Index	J.P. Morgan CEMBI Broad Diversified Index
10/15	10,000	10,000	10,000
10/16	10,935	10,559	10,917
10/17	11,714	10,684	11,592
10/18	11,449	10,465	11,376
10/19	12,532	11,463	12,764
10/20	13,100	12,108	13,305
10/21	13,896	11,958	14,006
10/22	11,407	9,472	11,477
10/23	12,453	9,635	12,530
10/24	14,283	10,554	14,397
10/25	15,322	11,155	15,551

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	7.28%	3.18%	4.36%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan CEMBI Broad Diversified Index	8.01%	3.17%	4.51%

Fund Statistics

  Total Net Assets (000)$93,525
  # of Portfolio Holdings311
  Investment Advisory, net of waivers (000)$306
  Portfolio Turnover Rate132%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Petroleos Mexicanos	1.98%
MAF Global Securities Ltd.	1.47%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.43%
First Quantum Minerals Ltd.	1.36%
Grupo Nutresa SA	1.19%
Intercorp Peru Ltd.	1.12%
GDZ Elektrik Dagitim AS	1.07%
Banco de Credito del Peru S.A.	1.07%
Telecom Argentina SA	0.96%
Yinson Boronia Production BV	0.95%

Portfolio Composition (as a % of investments)

Corporate Bond	84%
Investment Company	9%
Foreign Government	4%
Asset Backed	1%
Preferred Stock	1%
Others	1%

Top 10 Country Holdings (as a % of investments)

Mexico	10.87%
United States	10.37%
Cayman Islands	9.34%
Peru	7.85%
Luxembourg	4.88%
Turkey	4.23%
Chile	4.19%
India	3.94%
Netherlands	3.65%
Supranational	0.85%

Credit RatingFootnote Reference* (as a % of investments)

AA	10.45%
A	3.11%
BBB	35.12%
BB	32.37%
B	15.33%
Below B	1.55%
Unrated	1.18%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Annual Shareholder Report - October 31, 2025

PYCEX-AR2025

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$88	0.85%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
J.P. Morgan CEMBI Broad Diversified Index
$16,000,000
$15,000,000
$14,000,000
$13,000,000
$12,000,000
$11,000,000
$10,000,000
$9,000,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg Global Aggregate Index	J.P. Morgan CEMBI Broad Diversified Index
10/15	10,000,000	10,000,000	10,000,000
10/16	10,944,000	10,559,000	10,917,000
10/17	11,734,157	10,683,596	11,591,671
10/18	11,480,699	10,464,582	11,376,066
10/19	12,590,883	11,462,904	12,763,946
10/20	13,159,991	12,108,265	13,305,137
10/21	13,986,438	11,958,123	14,006,318
10/22	11,478,670	9,472,029	11,476,777
10/23	12,557,665	9,634,948	12,530,345
10/24	14,403,641	10,554,122	14,397,366
10/25	15,465,190	11,154,651	15,550,595

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	7.37%	3.28%	4.45%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P. Morgan CEMBI Broad Diversified Index	8.01%	3.17%	4.51%

Fund Statistics

  Total Net Assets (000)$93,525
  # of Portfolio Holdings311
  Investment Advisory, net of waivers (000)$306
  Portfolio Turnover Rate132%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Petroleos Mexicanos	1.98%
MAF Global Securities Ltd.	1.47%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL	1.43%
First Quantum Minerals Ltd.	1.36%
Grupo Nutresa SA	1.19%
Intercorp Peru Ltd.	1.12%
GDZ Elektrik Dagitim AS	1.07%
Banco de Credito del Peru S.A.	1.07%
Telecom Argentina SA	0.96%
Yinson Boronia Production BV	0.95%

Portfolio Composition (as a % of investments)

Corporate Bond	84%
Investment Company	9%
Foreign Government	4%
Asset Backed	1%
Preferred Stock	1%
Others	1%

Top 10 Country Holdings (as a % of investments)

Mexico	10.87%
United States	10.37%
Cayman Islands	9.34%
Peru	7.85%
Luxembourg	4.88%
Turkey	4.23%
Chile	4.19%
India	3.94%
Netherlands	3.65%
Supranational	0.85%

Credit RatingFootnote Reference* (as a % of investments)

AA	10.45%
A	3.11%
BBB	35.12%
BB	32.37%
B	15.33%
Below B	1.55%
Unrated	1.18%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Annual Shareholder Report - October 31, 2025

PYCIX-AR2025

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$106	0.99%

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. Falling inflation rates globally allowed central banks to ease their monetary policy stance, causing interest rates to shift lower across most emerging markets economies. Emerging markets currencies broadly strengthened against the U.S. dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification as well. Positioning within emerging markets currencies added to relative performance, with strong contributions coming from off-index frontier markets exposures. Looking forward, we expect that emerging markets debt to continue to offer attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
J.P Morgan GBI-EM Global Diversified Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg Global Aggregate Index	J.P Morgan GBI-EM Global Diversified Index
10/15	10,000	10,000	10,000
10/16	11,011	10,559	11,104
10/17	11,631	10,684	11,679
10/18	10,703	10,465	10,911
10/19	12,345	11,463	12,612
10/20	11,677	12,108	12,131
10/21	12,059	11,958	12,233
10/22	9,684	9,472	9,753
10/23	10,857	9,635	11,070
10/24	11,743	10,554	12,040
10/25	13,358	11,155	13,612

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	13.75%	2.73%	2.94%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
J.P Morgan GBI-EM Global Diversified Index	13.06%	2.33%	3.13%

Fund Statistics

  Total Net Assets (000)$99,977
  # of Portfolio Holdings180
  Investment Advisory, net of waivers (000)$227
  Portfolio Turnover Rate71%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	10.72%
Indonesia Treasury Bond	8.18%
Mexican Bonos	7.85%
Republic of South Africa Government Bond	7.20%
China Government Bond	7.13%
Malaysia Government Bond	6.01%
Thailand Government Bond	4.77%
Republic of Poland Government Bond	4.31%
Peru Government Bond	4.22%
Colombian TES	4.06%

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	16%

Top 10 Country Holdings (as a % of investments)

Brazil	10.86%
Mexico	10.12%
Indonesia	8.18%
Peru	7.75%
South Africa	7.20%
China	7.13%
Malaysia	6.01%
Thailand	4.77%
Supranational	9.09%

Credit RatingFootnote Reference* (as a % of investments)

AAA	7.18%
AA	5.23%
A	25.04%
BBB	37.03%
BB	21.03%
B	4.49%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Annual Shareholder Report - October 31, 2025

PYELX-AR2025

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$80	0.75%

How did the fund perform last year?

The primary driver of performance was the move lower in market yields. Falling inflation rates globally allowed central banks to ease their monetary policy stance, causing interest rates to shift lower across most emerging markets economies. Emerging markets currencies broadly strengthened against the U.S. dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification as well. Positioning within emerging markets currencies added to relative performance, with strong contributions coming from off-index frontier markets exposures. Looking forward, we expect that emerging markets debt to continue to offer attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
J.P Morgan GBI-EM Global Diversified Index
$12,000,000
$11,000,000
$10,000,000
$9,000,000
$8,000,000
02/22
10/22
10/23
10/24
10/25

	SI Class	Bloomberg Global Aggregate Index	J.P Morgan GBI-EM Global Diversified Index
02/22	10,000,000	10,000,000	10,000,000
10/22	8,394,000	8,256,000	8,496,000
10/23	9,454,162	8,398,003	9,642,960
10/24	10,243,585	9,199,173	10,487,683
10/25	11,694,076	9,722,606	11,857,375

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	14.16%	4.35%
Bloomberg Global Aggregate Index	5.69%	-0.88%
J.P Morgan GBI-EM Global Diversified Index	13.06%	4.75%

Fund Statistics

  Total Net Assets (000)$99,977
  # of Portfolio Holdings180
  Investment Advisory, net of waivers (000)$227
  Portfolio Turnover Rate71%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Brazil Notas do Tesouro Nacional Serie F	10.72%
Indonesia Treasury Bond	8.18%
Mexican Bonos	7.85%
Republic of South Africa Government Bond	7.20%
China Government Bond	7.13%
Malaysia Government Bond	6.01%
Thailand Government Bond	4.77%
Republic of Poland Government Bond	4.31%
Peru Government Bond	4.22%
Colombian TES	4.06%

Portfolio Composition (as a % of investments)

Foreign Government	84%
Corporate Bond	16%

Top 10 Country Holdings (as a % of investments)

Brazil	10.86%
Mexico	10.12%
Indonesia	8.18%
Peru	7.75%
South Africa	7.20%
China	7.13%
Malaysia	6.01%
Thailand	4.77%
Supranational	9.09%

Credit RatingFootnote Reference* (as a % of investments)

AAA	7.18%
AA	5.23%
A	25.04%
BBB	37.03%
BB	21.03%
B	4.49%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Annual Shareholder Report - October 31, 2025

PYILX-AR2025

Payden Equity Income Fund

Adviser Class - PYVAX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$106	1.01%

How did the fund perform last year?

Broad US equities delivered strong results over the year. Gains were supported by solid corporate earnings, declining interest rates, and expansionary economic policies. Volatility emerged from mid-February to early April, when equities fell nearly 20% amid concerns over new U.S. tariff policies, increased competition in artificial intelligence, and early signs of consumer softening. Markets rebounded quickly as tariff concerns eased and most sectors reported strong earnings, led by technology, industrials, utilities, financials, and consumer discretionary. The Fund participated meaningfully in the market’s advance relative to other value-oriented, lower-volatility strategies, maintaining its focus on high-quality companies with durable cash flows and diversified sector exposure. Most sectors contributed positively, with financials, technology, and industrials leading results. Real estate and consumer discretionary were the only performance detractors.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Russell 3000 Index
Russell 1000 Value Index
$40,000
$30,000
$20,000
$10,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Adviser Class	Russell 3000 Index	Russell 1000 Value Index
10/15	10,000	10,000	10,000
10/16	10,806	10,423	10,636
10/17	12,599	12,921	12,525
10/18	13,064	13,773	12,903
10/19	15,030	15,630	14,348
10/20	13,878	17,214	13,261
10/21	18,747	24,768	19,058
10/22	18,014	20,671	17,720
10/23	16,758	22,397	17,738
10/24	21,818	30,873	23,226
10/25	23,925	37,291	25,807

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	9.66%	11.50%	9.11%
Russell 3000 Index	20.79%	16.71%	14.05%
Russell 1000 Value Index	11.11%	14.24%	9.94%

Fund Statistics

  Total Net Assets (000)$1,068,702
  # of Portfolio Holdings79
  Investment Advisory, net of waivers (000)$4,345
  Portfolio Turnover Rate112%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Alphabet Inc.	4.38%
JPMorgan Chase & Co.	4.20%
Bank of America Corp.	2.76%
Wells Fargo & Co.	2.71%
Duke Energy Corp.	2.68%
Amazon.com Inc.	2.63%
Morgan Stanley	2.55%
General Electric Co.	2.43%
Blackrock Inc.	2.08%
Dominion Energy Inc.	2.02%

Portfolio Composition (as a % of investments)

Common Stock	91%
Real Estate Investment Trust	4%
Master Limited Partnership	2%
Corporate Bond	2%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

Adviser Class - PYVAX

Annual Shareholder Report - October 31, 2025

PYVAX-AR2025

Payden Equity Income Fund

Investor Class - PYVLX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$80	0.76%

How did the fund perform last year?

Broad US equities delivered strong results over the year. Gains were supported by solid corporate earnings, declining interest rates, and expansionary economic policies. Volatility emerged from mid-February to early April, when equities fell nearly 20% amid concerns over new U.S. tariff policies, increased competition in artificial intelligence, and early signs of consumer softening. Markets rebounded quickly as tariff concerns eased and most sectors reported strong earnings, led by technology, industrials, utilities, financials, and consumer discretionary. The Fund participated meaningfully in the market’s advance relative to other value-oriented, lower-volatility strategies, maintaining its focus on high-quality companies with durable cash flows and diversified sector exposure. Most sectors contributed positively, with financials, technology, and industrials leading results. Real estate and consumer discretionary were the only performance detractors.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Russell 3000 Index
Russell 1000 Value Index
$400,000
$340,000
$280,000
$220,000
$160,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Russell 3000 Index	Russell 1000 Value Index
10/15	100,000	100,000	100,000
10/16	108,370	104,230	106,360
10/17	126,695	129,214	125,250
10/18	131,662	137,729	129,032
10/19	151,925	156,295	143,484
10/20	140,545	172,143	132,608
10/21	190,313	247,680	190,584
10/22	183,385	206,714	177,205
10/23	171,007	223,974	177,382
10/24	223,249	308,726	232,264
10/25	245,306	372,910	258,068

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	9.88%	11.78%	9.38%
Russell 3000 Index	20.79%	16.71%	14.05%
Russell 1000 Value Index	11.11%	14.24%	9.94%

Fund Statistics

  Total Net Assets (000)$1,068,702
  # of Portfolio Holdings79
  Investment Advisory, net of waivers (000)$4,345
  Portfolio Turnover Rate112%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Alphabet Inc.	4.38%
JPMorgan Chase & Co.	4.20%
Bank of America Corp.	2.76%
Wells Fargo & Co.	2.71%
Duke Energy Corp.	2.68%
Amazon.com Inc.	2.63%
Morgan Stanley	2.55%
General Electric Co.	2.43%
Blackrock Inc.	2.08%
Dominion Energy Inc.	2.02%

Portfolio Composition (as a % of investments)

Common Stock	91%
Real Estate Investment Trust	4%
Master Limited Partnership	2%
Corporate Bond	2%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

Investor Class - PYVLX

Annual Shareholder Report - October 31, 2025

PYVLX-AR2025

Payden Equity Income Fund

SI Class - PYVSX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$68	0.65%

How did the fund perform last year?

Broad US equities delivered strong results over the year. Gains were supported by solid corporate earnings, declining interest rates, and expansionary economic policies. Volatility emerged from mid-February to early April, when equities fell nearly 20% amid concerns over new U.S. tariff policies, increased competition in artificial intelligence, and early signs of consumer softening. Markets rebounded quickly as tariff concerns eased and most sectors reported strong earnings, led by technology, industrials, utilities, financials, and consumer discretionary. The Fund participated meaningfully in the market’s advance relative to other value-oriented, lower-volatility strategies, maintaining its focus on high-quality companies with durable cash flows and diversified sector exposure. Most sectors contributed positively, with financials, technology, and industrials leading results. Real estate and consumer discretionary were the only performance detractors.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Russell 3000 Index
Russell 1000 Value Index
$37,300,000
$31,840,000
$26,380,000
$20,920,000
$15,460,000
$10,000,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Russell 3000 Index	Russell 1000 Value Index
10/15	10,000,000	10,000,000	10,000,000
10/16	10,850,000	10,423,000	10,636,000
10/17	12,708,605	12,921,393	12,524,954
10/18	13,218,220	13,772,913	12,903,207
10/19	15,263,079	15,629,502	14,348,366
10/20	14,133,611	17,214,333	13,260,760
10/21	19,152,456	24,767,982	19,058,365
10/22	18,464,883	20,671,358	17,720,467
10/23	17,248,047	22,397,416	17,738,188
10/24	22,520,775	30,872,599	23,226,383
10/25	24,781,861	37,291,012	25,806,834

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	10.04%	11.88%	9.49%
Russell 3000 Index	20.79%	16.71%	14.05%
Russell 1000 Value Index	11.11%	14.24%	9.94%

Fund Statistics

  Total Net Assets (000)$1,068,702
  # of Portfolio Holdings79
  Investment Advisory, net of waivers (000)$4,345
  Portfolio Turnover Rate112%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Alphabet Inc.	4.38%
JPMorgan Chase & Co.	4.20%
Bank of America Corp.	2.76%
Wells Fargo & Co.	2.71%
Duke Energy Corp.	2.68%
Amazon.com Inc.	2.63%
Morgan Stanley	2.55%
General Electric Co.	2.43%
Blackrock Inc.	2.08%
Dominion Energy Inc.	2.02%

Portfolio Composition (as a % of investments)

Common Stock	91%
Real Estate Investment Trust	4%
Master Limited Partnership	2%
Corporate Bond	2%
Investment Company	1%

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Equity Income Fund

SI Class - PYVSX

Annual Shareholder Report - October 31, 2025

PYVSX-AR2025

Payden Floating Rate Fund

Adviser Class - PYBLX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$98	0.95%

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but the Federal Reserve Board began what will likely be a rate-cutting cycle, which reduced loan yields and Fund income.

Top Contributors to Performance

• Security selection in consumer cyclical

• Security selection in energy

• Security selection in technology

Top Detractors from Performance

• Security selection in consumer non-cyclical

• Cash holding

• Underweight to the insurance sector

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
Bloomberg US Leveraged Loan Index
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index	Bloomberg US Leveraged Loan Index
11/23	10,000	10,000	10,000
10/24	10,878	10,537	10,774
10/25	11,595	11,186	11,403

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	6.59%	8.00%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
Bloomberg US Leveraged Loan Index	5.84%	7.75%

Fund Statistics

  Total Net Assets (000)$133,268
  # of Portfolio Holdings164
  Investment Advisory, net of waivers (000)$298
  Portfolio Turnover Rate86%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Fr Br Holdings LLC	1.31%
Pac Dac LLC	1.30%
Cloud Software Group Inc.	1.16%
Pitney Bowes Inc.	1.16%
Quikrete Holdings Inc.	1.14%
Flynn Restaurant Group LP	1.13%
EP Wealth Advisors LLC	1.11%
Nexus Buyer LLC	1.02%
Fertitta Entertainment LLC	1.02%
Frontier Communications Holdings LLC	1.01%

Portfolio Composition (as a % of investments)

Bank Loan	93%
Corporate Bond	4%
Asset Backed	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.50%
3-5 Years	21.93%
5-10 Years	74.51%
>10 Years	1.89%
Other	0.17%

Credit RatingFootnote Reference* (as a % of investments)

AA	0.63%
BBB	6.72%
BB	39.34%
B	46.33%
Below B	4.16%
Unrated	2.75%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

Adviser Class - PYBLX

Annual Shareholder Report - October 31, 2025

PYBLX-AR2025

Payden Floating Rate Fund

Investor Class - PYFRX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$72	0.70%

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but the Federal Reserve Board began what will likely be a rate-cutting cycle, which reduced loan yields and Fund income.

Top Contributors to Performance

• Security selection in consumer cyclical

• Security selection in energy

• Security selection in technology

Top Detractors from Performance

• Security selection in consumer non-cyclical

• Cash holding

• Underweight to the insurance sector

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index
10/15	100,000	100,000
10/16	104,590	104,370
10/17	108,261	105,309
10/18	111,671	103,150
10/19	116,507	115,023
10/20	116,029	122,143
10/21	124,488	121,557
10/22	123,118	102,497
10/23	137,141	102,866
10/24	151,953	113,718
10/25	162,042	120,723

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	6.64%	6.90%	4.94%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US Leveraged Loan IndexFootnote Reference^	5.84%	6.70%	-
Footnote	Description
Footnote^	Bloomberg US Leveraged Loan Index commenced operations in January 2019; therefore, it does not have a 10 year return

Fund Statistics

  Total Net Assets (000)$133,268
  # of Portfolio Holdings164
  Investment Advisory, net of waivers (000)$298
  Portfolio Turnover Rate86%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Fr Br Holdings LLC	1.31%
Pac Dac LLC	1.30%
Cloud Software Group Inc.	1.16%
Pitney Bowes Inc.	1.16%
Quikrete Holdings Inc.	1.14%
Flynn Restaurant Group LP	1.13%
EP Wealth Advisors LLC	1.11%
Nexus Buyer LLC	1.02%
Fertitta Entertainment LLC	1.02%
Frontier Communications Holdings LLC	1.01%

Portfolio Composition (as a % of investments)

Bank Loan	93%
Corporate Bond	4%
Asset Backed	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.50%
3-5 Years	21.93%
5-10 Years	74.51%
>10 Years	1.89%
Other	0.17%

Credit RatingFootnote Reference* (as a % of investments)

AA	0.63%
BBB	6.72%
BB	39.34%
B	46.33%
Below B	4.16%
Unrated	2.75%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

Investor Class - PYFRX

Annual Shareholder Report - October 31, 2025

PYFRX-AR2025

Payden Floating Rate Fund

SI Class - PYFIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$62	0.60%

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but the Federal Reserve Board began what will likely be a rate-cutting cycle, which reduced loan yields and Fund income.

Top Contributors to Performance

• Security selection in consumer cyclical

• Security selection in energy

• Security selection in technology

Top Detractors from Performance

• Security selection in consumer non-cyclical

• Cash holding

• Underweight to the insurance sector

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
$17,000,000
$16,000,000
$15,000,000
$14,000,000
$13,000,000
$12,000,000
$11,000,000
$10,000,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index
10/15	10,000,000	10,000,000
10/16	10,458,000	10,437,000
10/17	10,848,083	10,530,933
10/18	11,200,646	10,315,049
10/19	11,702,435	11,502,311
10/20	11,654,455	12,214,304
10/21	12,532,036	12,155,675
10/22	12,405,462	10,249,665
10/23	13,834,571	10,286,564
10/24	15,341,156	11,371,797
10/25	16,373,616	12,072,300

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	6.73%	7.03%	5.05%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US Leveraged Loan IndexFootnote Reference^	5.84%	6.70%	-
Footnote	Description
Footnote^	Bloomberg US Leveraged Loan Index commenced operations in January 2019; therefore, it does not have a 10 year return

Fund Statistics

  Total Net Assets (000)$133,268
  # of Portfolio Holdings164
  Investment Advisory, net of waivers (000)$298
  Portfolio Turnover Rate86%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Fr Br Holdings LLC	1.31%
Pac Dac LLC	1.30%
Cloud Software Group Inc.	1.16%
Pitney Bowes Inc.	1.16%
Quikrete Holdings Inc.	1.14%
Flynn Restaurant Group LP	1.13%
EP Wealth Advisors LLC	1.11%
Nexus Buyer LLC	1.02%
Fertitta Entertainment LLC	1.02%
Frontier Communications Holdings LLC	1.01%

Portfolio Composition (as a % of investments)

Bank Loan	93%
Corporate Bond	4%
Asset Backed	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.50%
3-5 Years	21.93%
5-10 Years	74.51%
>10 Years	1.89%
Other	0.17%

Credit RatingFootnote Reference* (as a % of investments)

AA	0.63%
BBB	6.72%
BB	39.34%
B	46.33%
Below B	4.16%
Unrated	2.75%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Floating Rate Fund

SI Class - PYFIX

Annual Shareholder Report - October 31, 2025

PYFIX-AR2025

Payden Global Fixed Income Fund

Investor Class - PYGFX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Global Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$70	0.68%

How did the fund perform last year?

The Fund held an overweight position in credit markets, keeping a bias towards higher quality sectors such as investment grade corporates and AAA-rated securitized assets. Despite increased political instability, rising trade tensions, and weakening labor markets, credit markets delivered positive excess returns. The Fund allocation to non-governmental sectors added to relative return, with allocations to high-yield debt, investment-grade corporate debt, securitized debt, and hard-currency emerging markets debt contributing the most. Active rates management had a positive impact on relative performance, while currency positions detracted from relative performance.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index (USD Hedged)
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate Index (USD Hedged)
10/15	10,000	10,000	10,000
10/16	10,468	10,559	10,517
10/17	10,728	10,684	10,646
10/18	10,686	10,465	10,668
10/19	11,707	11,463	11,806
10/20	12,160	12,108	12,316
10/21	12,232	11,958	12,214
10/22	10,582	9,472	10,733
10/23	10,760	9,635	10,918
10/24	11,914	10,554	12,001
10/25	12,598	11,155	12,637

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	5.74%	0.71%	2.33%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%

Fund Statistics

  Total Net Assets (000)$151,474
  # of Portfolio Holdings351
  Investment Advisory, net of waivers (000)$306
  Portfolio Turnover Rate54%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	4.64%
Japan Government Thirty Year Bond	2.93%
French Republic Government Bond OAT	2.38%
Italy Buoni Poliennali Del Tesoro	2.25%
Japan Government Ten Year Bond	2.18%
Indonesia Treasury Bond	1.70%
Canadian Government Bond	1.66%
Payden Emerging Markets Local Bond Fund, SI Class	1.63%
OBX Trust	1.52%
RCKT Mortgage Trust	1.48%

Portfolio Composition (as a % of investments)

Corporate Bond	32%
Foreign Government	27%
Mortgage Backed	20%
Asset Backed	8%
U.S. Treasury	7%
Others	6%

Top 10 Country Holdings (as a % of investments)

United States	43.67%
Japan	6.11%
Ireland	4.33%
Italy	3.47%
United Kingdom	3.33%
France	3.22%
Canada	3.01%
Cayman Islands	2.71%
Netherlands	2.17%
Spain	2.06%
Supranational	0.30%

Credit RatingFootnote Reference* (as a % of investments)

AAA	11.46%
AA	29.50%
A	16.31%
BBB	27.54%
BB	10.10%
B	2.93%
Below B	0.18%
Unrated	1.95%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Fixed Income Fund

Investor Class - PYGFX

Annual Shareholder Report - October 31, 2025

PYGFX-AR2025

Payden Global Fixed Income Fund

SI Class - PYGIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Global Fixed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

How did the fund perform last year?

The Fund held an overweight position in credit markets, keeping a bias towards higher quality sectors such as investment grade corporates and AAA-rated securitized assets. Despite increased political instability, rising trade tensions, and weakening labor markets, credit markets delivered positive excess returns. The Fund allocation to non-governmental sectors added to relative return, with allocations to high-yield debt, investment-grade corporate debt, securitized debt, and hard-currency emerging markets debt contributing the most. Active rates management had a positive impact on relative performance, while currency positions detracted from relative performance.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index (USD Hedged)
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
$8,000,000
$7,500,000
06/21
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate Index (USD Hedged)
06/21	10,000,000	10,000,000	10,000,000
10/21	9,961,000	9,882,000	9,993,000
10/22	8,629,214	7,827,532	8,781,848
10/23	8,776,774	7,962,166	8,932,896
10/24	9,735,198	8,721,756	9,819,039
10/25	10,308,601	9,218,024	10,339,449

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 6/30/2021
SI Class	5.89%	0.70%
Bloomberg Global Aggregate Index	5.69%	-1.86%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.77%

Fund Statistics

  Total Net Assets (000)$151,474
  # of Portfolio Holdings351
  Investment Advisory, net of waivers (000)$306
  Portfolio Turnover Rate54%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	4.64%
Japan Government Thirty Year Bond	2.93%
French Republic Government Bond OAT	2.38%
Italy Buoni Poliennali Del Tesoro	2.25%
Japan Government Ten Year Bond	2.18%
Indonesia Treasury Bond	1.70%
Canadian Government Bond	1.66%
Payden Emerging Markets Local Bond Fund, SI Class	1.63%
OBX Trust	1.52%
RCKT Mortgage Trust	1.48%

Portfolio Composition (as a % of investments)

Corporate Bond	32%
Foreign Government	27%
Mortgage Backed	20%
Asset Backed	8%
U.S. Treasury	7%
Others	6%

Top 10 Country Holdings (as a % of investments)

United States	43.67%
Japan	6.11%
Ireland	4.33%
Italy	3.47%
United Kingdom	3.33%
France	3.22%
Canada	3.01%
Cayman Islands	2.71%
Netherlands	2.17%
Spain	2.06%
Supranational	0.30%

Credit RatingFootnote Reference* (as a % of investments)

AAA	11.46%
AA	29.50%
A	16.31%
BBB	27.54%
BB	10.10%
B	2.93%
Below B	0.18%
Unrated	1.95%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Fixed Income Fund

SI Class - PYGIX

Annual Shareholder Report - October 31, 2025

PYGIX-AR2025

Payden Global Low Duration Fund

Investor Class - PYGSX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Global Low Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$54	0.53%

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
ICE BofA 1-3 Year U.S. Corporate & Government Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg Global Aggregate Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
10/15	10,000	10,000	10,000
10/16	10,161	10,559	10,130
10/17	10,330	10,684	10,198
10/18	10,373	10,465	10,240
10/19	10,851	11,463	10,741
10/20	11,137	12,108	11,106
10/21	11,266	11,958	11,109
10/22	10,753	9,472	10,556
10/23	11,182	9,635	10,904
10/24	12,006	10,554	11,589
10/25	12,661	11,155	12,176

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	5.45%	2.60%	2.39%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 1-3 Year U.S. Corporate & Government Index	5.07%	1.85%	1.99%

Fund Statistics

  Total Net Assets (000)$38,922
  # of Portfolio Holdings210
  Investment Advisory, net of waivers (000)$(36)
  Portfolio Turnover Rate67%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	13.71%
BX Trust	2.53%
OBX Trust	2.21%
Canadian Imperial Bank of Commerce	1.79%
Caisse d'Amortissement de la Dette Sociale	1.77%
Westlake Automobile Receivables Trust	1.53%
BNG Bank NV	1.52%
Asian Development Bank	1.52%
RCKT Mortgage Trust	1.45%
Texas Natural Gas Securitization Finance Corp.	1.39%

Portfolio Composition (as a % of investments)

Corporate Bond	40%
Asset Backed	16%
U.S. Treasury	14%
Mortgage Backed	13%
Foreign Government	13%
Others	4%

Top 10 Country Holdings (as a % of investments)

United States	60.77%
Canada	9.01%
France	3.98%
Netherlands	3.08%
Cayman Islands	2.97%
Sweden	1.82%
Switzerland	1.66%
Ireland	1.32%
Supranational	2.32%

Credit RatingFootnote Reference* (as a % of investments)

AAA	31.16%
AA	28.73%
A	20.63%
BBB	15.05%
BB	2.74%
B	0.18%
Unrated	1.51%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Global Low Duration Fund

Investor Class - PYGSX

Annual Shareholder Report - October 31, 2025

PYGSX-AR2025

Payden GNMA Fund

Investor Class - PYGNX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden GNMA Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$47	0.45%

How did the fund perform last year?

The Fund benefited from a normalization in Ginnie Mae (GNMA) risk premiums, declining short- and intermediate-term interest rates, and renewed demand from U.S. financial institutions.  Policy moves drove interest rate swings, a cautious Federal Reserve delayed easing short-term interest rates, and mortgage risk premia widened on macro uncertainty. As the year progressed, tariff-driven inflation fears eased, employment softened, and the Federal Reserve delivered two additional rate cuts widely anticipated by markets. Lower interest rate volatility helped mortgage yield premiums return to long-term averages.  Looking ahead, we expect gradually lower long-term interest rates and stable risk premia and maintain a long duration and yield advantage versus the benchmark.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. GNMA Mortgage Backed Securities Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. GNMA Mortgage Backed Securities Index
10/15	10,000	10,000	10,000
10/16	10,326	10,437	10,323
10/17	10,314	10,531	10,360
10/18	10,072	10,315	10,193
10/19	10,942	11,502	11,090
10/20	11,327	12,214	11,483
10/21	11,224	12,156	11,389
10/22	9,539	10,250	9,852
10/23	9,330	10,287	9,787
10/24	10,320	11,372	10,830
10/25	11,022	12,072	11,585

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	6.80%	-0.55%	0.98%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. GNMA Mortgage Backed Securities Index	6.97%	0.18%	1.48%

Fund Statistics

  Total Net Assets (000)$87,489
  # of Portfolio Holdings148
  Investment Advisory, net of waivers (000)$57
  Portfolio Turnover Rate11%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

G2SF	18.88%
FHLMC Multifamily Structured Pass-Through Certificates	3.92%
G2 MA7767 30YR	1.97%
G2 MA7589 30YR	1.79%
G2 MA9726 30YR	1.71%
G2 MA7648 30YR	1.68%
G2 MA7533 30YR	1.67%
G2 MA7987 30YR	1.62%
G2 MA7367 30YR	1.60%
G2 MA6818 30YR	1.57%

Portfolio Composition (as a % of investments)

Mortgage Backed	99%
Investment Company	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.86%
3-5 Years	1.85%
5-10 Years	3.88%
>10 Years	89.03%
Other	1.38%

Credit RatingFootnote Reference* (as a % of investments)

AAA	0.82%
AA	99.17%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden GNMA Fund

Investor Class - PYGNX

Annual Shareholder Report - October 31, 2025

PYGNX-AR2025

Payden High Income Fund

Adviser Class - PYRLX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$82	0.79%

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but coupon income was the largest driver of return.

Top Contributors to Performance

• Security selection in the basic industry sector

• Security selection in the automotive sector

• Security selection in the utility sector

Top Detractors from Performance

• Security selection in the retail sector

• Security selection in the consumer goods sector

• Security selection in the healthcare sector

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
$12,000
$11,500
$11,000
$10,500
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
11/23	10,000	10,000	10,000
10/24	11,155	10,537	10,982
10/25	11,984	11,186	11,850

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	7.43%	9.86%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	7.90%	9.22%

Fund Statistics

  Total Net Assets (000)$1,041,179
  # of Portfolio Holdings413
  Investment Advisory, net of waivers (000)$2,917
  Portfolio Turnover Rate78%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.66%
TransDigm Inc.	0.87%
American Axle & Manufacturing Inc.	0.82%
Jefferson Capital Holdings LLC	0.75%
Talen Energy Supply LLC	0.71%
Iron Mountain Inc.	0.70%
Energizer Holdings Inc.	0.68%
Fr Br Holdings LLC	0.62%
CoreWeave Inc.	0.60%
Cleveland-Cliffs Inc.	0.60%

Portfolio Composition (as a % of investments)

Corporate Bond	86%
Investment Company	7%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.75%
3-5 Years	26.27%
5-10 Years	58.39%
>10 Years	6.55%
Other	7.04%

Credit RatingFootnote Reference* (as a % of investments)

AA	7.03%
BBB	2.89%
BB	31.48%
B	50.98%
Below B	5.37%
Unrated	2.24%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

Adviser Class - PYRLX

Annual Shareholder Report - October 31, 2025

PYRLX-AR2025

Payden High Income Fund

Investor Class - PYHRX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$62	0.60%

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but coupon income was the largest driver of return.

Top Contributors to Performance

• Security selection in the basic industry sector

• Security selection in the automotive sector

• Security selection in the utility sector

Top Detractors from Performance

• Security selection in the retail sector

• Security selection in the consumer goods sector

• Security selection in the healthcare sector

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
$180,000
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
10/15	100,000	100,000	100,000
10/16	106,330	104,370	108,950
10/17	114,411	105,309	117,949
10/18	114,594	103,150	118,350
10/19	126,478	115,023	129,984
10/20	131,828	122,143	134,326
10/21	147,317	121,557	146,428
10/22	131,923	102,497	130,409
10/23	141,870	102,866	137,451
10/24	165,179	113,718	157,973
10/25	177,914	120,723	170,452

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	7.71%	6.18%	5.93%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	7.90%	4.88%	5.47%

Fund Statistics

  Total Net Assets (000)$1,041,179
  # of Portfolio Holdings413
  Investment Advisory, net of waivers (000)$2,917
  Portfolio Turnover Rate78%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.66%
TransDigm Inc.	0.87%
American Axle & Manufacturing Inc.	0.82%
Jefferson Capital Holdings LLC	0.75%
Talen Energy Supply LLC	0.71%
Iron Mountain Inc.	0.70%
Energizer Holdings Inc.	0.68%
Fr Br Holdings LLC	0.62%
CoreWeave Inc.	0.60%
Cleveland-Cliffs Inc.	0.60%

Portfolio Composition (as a % of investments)

Corporate Bond	86%
Investment Company	7%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.75%
3-5 Years	26.27%
5-10 Years	58.39%
>10 Years	6.55%
Other	7.04%

Credit RatingFootnote Reference* (as a % of investments)

AA	7.03%
BBB	2.89%
BB	31.48%
B	50.98%
Below B	5.37%
Unrated	2.24%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

Investor Class - PYHRX

Annual Shareholder Report - October 31, 2025

PYHRX-AR2025

Payden High Income Fund

SI Class - PYCHX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

How did the fund perform last year?

Momentum in corporate earnings and resilient economic growth were tailwinds, but coupon income was the largest driver of return.

Top Contributors to Performance

• Security selection in the basic industry sector

• Security selection in the automotive sector

• Security selection in the utility sector

Top Detractors from Performance

• Security selection in the retail sector

• Security selection in the consumer goods sector

• Security selection in the healthcare sector

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
$12,500,000
$12,000,000
$11,500,000
$11,000,000
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
02/22
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
02/22	10,000,000	10,000,000	10,000,000
10/22	9,208,000	8,779,000	9,167,000
10/23	9,910,570	8,810,604	9,662,018
10/24	11,533,922	9,740,123	11,104,557
10/25	12,441,641	10,340,115	11,981,817

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	7.87%	6.12%
Bloomberg US Aggregate Bond Index	6.16%	0.91%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	7.90%	5.04%

Fund Statistics

  Total Net Assets (000)$1,041,179
  # of Portfolio Holdings413
  Investment Advisory, net of waivers (000)$2,917
  Portfolio Turnover Rate78%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.66%
TransDigm Inc.	0.87%
American Axle & Manufacturing Inc.	0.82%
Jefferson Capital Holdings LLC	0.75%
Talen Energy Supply LLC	0.71%
Iron Mountain Inc.	0.70%
Energizer Holdings Inc.	0.68%
Fr Br Holdings LLC	0.62%
CoreWeave Inc.	0.60%
Cleveland-Cliffs Inc.	0.60%

Portfolio Composition (as a % of investments)

Corporate Bond	86%
Investment Company	7%
Bank Loan	5%
Asset Backed	1%
Mortgage Backed	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.75%
3-5 Years	26.27%
5-10 Years	58.39%
>10 Years	6.55%
Other	7.04%

Credit RatingFootnote Reference* (as a % of investments)

AA	7.03%
BBB	2.89%
BB	31.48%
B	50.98%
Below B	5.37%
Unrated	2.24%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Material Fund Changes

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden High Income Fund

SI Class - PYCHX

Annual Shareholder Report - October 31, 2025

PYCHX-AR2025

Payden Limited Maturity Fund

Adviser Class - PYLBX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$56	0.55%

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025. The Fund benefited from its allocation to short-intermediate maturity fixed-rate credit securities as US Treasury yields moved 0.50-0.75% lower over the year. The main factor driving performance was the continued tightening in credit yield premiums, supported by strong investor demand and resilient corporate earnings. Risk premia briefly widened in April amid trade-related headlines, before quickly retracing. The Fund maintains an ample allocation to US Treasuries to allow for liquidity amidst market volatility and holds a diversified mix of high-quality securitized and corporate bonds.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 3-Month Treasury Bill Index
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
11/23	10,000	10,000	10,000
10/24	10,499	10,537	10,493
10/25	11,002	11,186	10,949

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	4.79%	5.09%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA U.S. 3-Month Treasury Bill Index	4.35%	4.83%

Fund Statistics

  Total Net Assets (000)$2,103,321
  # of Portfolio Holdings491
  Investment Advisory, net of waivers (000)$365
  Portfolio Turnover Rate60%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	12.74%
OBX Trust	2.34%
Freddie Mac STACR REMIC Trust	2.32%
U.S. Treasury Note	2.01%
RCKT Mortgage Trust	1.90%
Connecticut Avenue Securities Trust	1.73%
Westlake Automobile Receivables Trust	1.27%
Payden Floating Rate Fund, SI Class	1.24%
American Express Co.	1.23%
Enterprise Fleet Financing LLC	1.10%

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Asset Backed	29%
Mortgage Backed	17%
U.S. Treasury	15%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	35.50%
3-5 Years	30.01%
5-10 Years	12.28%
>10 Years	19.98%
Other	2.23%

Credit RatingFootnote Reference* (as a % of investments)

AAA	39.61%
AA	27.75%
A	18.66%
BBB	9.74%
BB	3.50%
B	0.20%
Unrated	0.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

Adviser Class - PYLBX

Annual Shareholder Report - October 31, 2025

PYLBX-AR2025

Payden Limited Maturity Fund

Investor Class - PYLMX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$31	0.30%

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025. The Fund benefited from its allocation to short-intermediate maturity fixed-rate credit securities as US Treasury yields moved 0.50-0.75% lower over the year. The main factor driving performance was the continued tightening in credit yield premiums, supported by strong investor demand and resilient corporate earnings. Risk premia briefly widened in April amid trade-related headlines, before quickly retracing. The Fund maintains an ample allocation to US Treasuries to allow for liquidity amidst market volatility and holds a diversified mix of high-quality securitized and corporate bonds.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 3-Month Treasury Bill Index
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/15	100,000	100,000	100,000
10/16	101,310	104,370	100,310
10/17	102,850	105,309	101,032
10/18	104,825	103,150	102,730
10/19	107,959	115,023	105,195
10/20	109,848	122,143	106,163
10/21	110,672	121,557	106,216
10/22	110,218	102,497	107,044
10/23	116,567	102,866	112,150
10/24	124,354	113,718	118,195
10/25	130,770	120,723	123,337

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	5.16%	3.55%	2.72%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 3-Month Treasury Bill Index	4.35%	3.04%	2.12%

Fund Statistics

  Total Net Assets (000)$2,103,321
  # of Portfolio Holdings491
  Investment Advisory, net of waivers (000)$365
  Portfolio Turnover Rate60%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	12.74%
OBX Trust	2.34%
Freddie Mac STACR REMIC Trust	2.32%
U.S. Treasury Note	2.01%
RCKT Mortgage Trust	1.90%
Connecticut Avenue Securities Trust	1.73%
Westlake Automobile Receivables Trust	1.27%
Payden Floating Rate Fund, SI Class	1.24%
American Express Co.	1.23%
Enterprise Fleet Financing LLC	1.10%

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Asset Backed	29%
Mortgage Backed	17%
U.S. Treasury	15%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	35.50%
3-5 Years	30.01%
5-10 Years	12.28%
>10 Years	19.98%
Other	2.23%

Credit RatingFootnote Reference* (as a % of investments)

AAA	39.61%
AA	27.75%
A	18.66%
BBB	9.74%
BB	3.50%
B	0.20%
Unrated	0.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

Investor Class - PYLMX

Annual Shareholder Report - October 31, 2025

PYLMX-AR2025

Payden Limited Maturity Fund

SI Class - PYLSX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Limited Maturity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$26	0.25%

How did the fund perform last year?

The US Federal Reserve lowered short-term interest rates by 1% over the year ended October 31, 2025. The Fund benefited from its allocation to short-intermediate maturity fixed-rate credit securities as US Treasury yields moved 0.50-0.75% lower over the year. The main factor driving performance was the continued tightening in credit yield premiums, supported by strong investor demand and resilient corporate earnings. Risk premia briefly widened in April amid trade-related headlines, before quickly retracing. The Fund maintains an ample allocation to US Treasuries to allow for liquidity amidst market volatility and holds a diversified mix of high-quality securitized and corporate bonds.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 3-Month Treasury Bill Index
$12,000,000
$11,500,000
$11,000,000
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
$8,000,000
06/21
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/21	10,000,000	10,000,000	10,000,000
10/21	10,011,000	10,011,000	10,001,000
10/22	9,974,960	8,441,275	10,079,008
10/23	10,543,533	8,471,664	10,559,776
10/24	11,253,113	9,365,424	11,128,948
10/25	11,840,525	9,942,334	11,613,058

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 6/30/2021
SI Class	5.22%	3.97%
Bloomberg US Aggregate Bond Index	6.16%	-0.14%
ICE BofA U.S. 3-Month Treasury Bill Index	4.35%	3.50%

Fund Statistics

  Total Net Assets (000)$2,103,321
  # of Portfolio Holdings491
  Investment Advisory, net of waivers (000)$365
  Portfolio Turnover Rate60%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Bill	12.74%
OBX Trust	2.34%
Freddie Mac STACR REMIC Trust	2.32%
U.S. Treasury Note	2.01%
RCKT Mortgage Trust	1.90%
Connecticut Avenue Securities Trust	1.73%
Westlake Automobile Receivables Trust	1.27%
Payden Floating Rate Fund, SI Class	1.24%
American Express Co.	1.23%
Enterprise Fleet Financing LLC	1.10%

Portfolio Composition (as a % of investments)

Corporate Bond	37%
Asset Backed	29%
Mortgage Backed	17%
U.S. Treasury	15%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	35.50%
3-5 Years	30.01%
5-10 Years	12.28%
>10 Years	19.98%
Other	2.23%

Credit RatingFootnote Reference* (as a % of investments)

AAA	39.61%
AA	27.75%
A	18.66%
BBB	9.74%
BB	3.50%
B	0.20%
Unrated	0.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Limited Maturity Fund

SI Class - PYLSX

Annual Shareholder Report - October 31, 2025

PYLSX-AR2025

Payden Low Duration Fund

Adviser Class - PYLWX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-3 Year U.S. Treasury Index
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
11/23	10,000	10,000	10,000
10/24	10,564	10,537	10,462
10/25	11,075	11,186	10,968

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	4.84%	5.45%
Bloomberg US Aggregate Bond Index	6.16%	6.00%
ICE BofA 1-3 Year U.S. Treasury Index	4.84%	4.92%

Fund Statistics

  Total Net Assets (000)$804,611
  # of Portfolio Holdings244
  Investment Advisory, net of waivers (000)$1,345
  Portfolio Turnover Rate74%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	31.61%
OBX Trust	2.19%
BX Trust	1.51%
RCKT Mortgage Trust	1.36%
Santander Drive Auto Receivables Trust	1.21%
Wells Fargo & Co.	1.17%
Texas Natural Gas Securitization Finance Corp.	1.13%
Citigroup Inc.	1.13%
COLT Mortgage Loan Trust	1.08%
CARS-DB5 LP	1.02%

Portfolio Composition (as a % of investments)

U.S. Treasury	32%
Corporate Bond	31%
Asset Backed	18%
Mortgage Backed	16%
Investment Company	2%
Others	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	31.54%
3-5 Years	33.69%
5-10 Years	9.41%
>10 Years	23.67%
Other	1.69%

Credit RatingFootnote Reference* (as a % of investments)

AAA	21.65%
AA	39.60%
A	18.69%
BBB	13.90%
BB	3.83%
B	0.18%
Unrated	2.15%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

Adviser Class - PYLWX

Annual Shareholder Report - October 31, 2025

PYLWX-AR2025

Payden Low Duration Fund

Investor Class - PYSBX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$44	0.43%

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-3 Year U.S. Treasury Index
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
10/15	100,000	100,000	100,000
10/16	101,730	104,370	100,910
10/17	103,124	105,309	101,152
10/18	103,526	103,150	101,405
10/19	108,071	115,023	106,009
10/20	111,313	122,143	109,391
10/21	112,248	121,557	109,139
10/22	107,028	102,497	104,042
10/23	111,481	102,866	107,080
10/24	119,340	113,718	113,248
10/25	125,772	120,723	118,729

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	5.39%	2.47%	2.32%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-3 Year U.S. Treasury Index	4.84%	1.65%	1.73%

Fund Statistics

  Total Net Assets (000)$804,611
  # of Portfolio Holdings244
  Investment Advisory, net of waivers (000)$1,345
  Portfolio Turnover Rate74%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	31.61%
OBX Trust	2.19%
BX Trust	1.51%
RCKT Mortgage Trust	1.36%
Santander Drive Auto Receivables Trust	1.21%
Wells Fargo & Co.	1.17%
Texas Natural Gas Securitization Finance Corp.	1.13%
Citigroup Inc.	1.13%
COLT Mortgage Loan Trust	1.08%
CARS-DB5 LP	1.02%

Portfolio Composition (as a % of investments)

U.S. Treasury	32%
Corporate Bond	31%
Asset Backed	18%
Mortgage Backed	16%
Investment Company	2%
Others	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	31.54%
3-5 Years	33.69%
5-10 Years	9.41%
>10 Years	23.67%
Other	1.69%

Credit RatingFootnote Reference* (as a % of investments)

AAA	21.65%
AA	39.60%
A	18.69%
BBB	13.90%
BB	3.83%
B	0.18%
Unrated	2.15%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

Investor Class - PYSBX

Annual Shareholder Report - October 31, 2025

PYSBX-AR2025

Payden Low Duration Fund

SI Class - PYLDX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Low Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$39	0.38%

How did the fund perform last year?

The primary driver of performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve signaled a near-term path towards lower policy rates and ultimately delivered a total of four 0.25% rate cuts totaling 1%. The Fund maintained a longer duration positioning, which resulted in capital appreciation that contributed to total return exceeding income. The Fund’s diversified allocation to credit sectors also contributed to returns as credit risk premiums narrowed modestly over the course of the year in response to resilient economic growth data. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and a longer-term trajectory towards lower interest rates.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-3 Year U.S. Treasury Index
$11,500,000
$11,000,000
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
02/22
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
02/22	10,000,000	10,000,000	10,000,000
10/22	9,666,000	8,779,000	9,654,000
10/23	10,072,939	8,810,604	9,935,897
10/24	10,788,117	9,740,123	10,508,204
10/25	11,374,991	10,340,115	11,016,802

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	5.44%	3.57%
Bloomberg US Aggregate Bond Index	6.16%	0.91%
ICE BofA 1-3 Year U.S. Treasury Index	4.84%	2.67%

Fund Statistics

  Total Net Assets (000)$804,611
  # of Portfolio Holdings244
  Investment Advisory, net of waivers (000)$1,345
  Portfolio Turnover Rate74%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	31.61%
OBX Trust	2.19%
BX Trust	1.51%
RCKT Mortgage Trust	1.36%
Santander Drive Auto Receivables Trust	1.21%
Wells Fargo & Co.	1.17%
Texas Natural Gas Securitization Finance Corp.	1.13%
Citigroup Inc.	1.13%
COLT Mortgage Loan Trust	1.08%
CARS-DB5 LP	1.02%

Portfolio Composition (as a % of investments)

U.S. Treasury	32%
Corporate Bond	31%
Asset Backed	18%
Mortgage Backed	16%
Investment Company	2%
Others	1%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	31.54%
3-5 Years	33.69%
5-10 Years	9.41%
>10 Years	23.67%
Other	1.69%

Credit RatingFootnote Reference* (as a % of investments)

AAA	21.65%
AA	39.60%
A	18.69%
BBB	13.90%
BB	3.83%
B	0.18%
Unrated	2.15%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Low Duration Fund

SI Class - PYLDX

Annual Shareholder Report - October 31, 2025

PYLDX-AR2025

Payden Managed Income Fund

Adviser Class - PKCBX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$93	0.90%

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

How has the fund performed?

Total Return Based on $25,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$35,000
$32,500
$30,000
$27,500
$25,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
10/15	25,000	25,000	25,000
10/16	25,570	26,093	25,043
10/17	26,225	26,327	25,208
10/18	26,626	25,788	25,611
10/19	27,941	28,756	26,175
10/20	27,771	30,536	26,355
10/21	29,540	30,389	26,368
10/22	27,667	25,624	26,585
10/23	29,432	25,716	27,831
10/24	31,993	28,429	29,329
10/25	34,027	30,181	30,613

The above chart represents historical performance of a hypothetical investment of $25,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	6.36%	4.14%	3.13%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

Fund Statistics

  Total Net Assets (000)$127,412
  # of Portfolio Holdings397
  Investment Advisory, net of waivers (000)$97
  Portfolio Turnover Rate218%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Adviser Class - PKCBX

Annual Shareholder Report - October 31, 2025

PKCBX-AR2025

Payden Managed Income Fund

Institutional Class - PKCIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$67	0.65%

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

How has the fund performed?

Total Return Based on $5,000,000 Investment

Institutional Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$7,500,000
$7,000,000
$6,500,000
$6,000,000
$5,500,000
$5,000,000
$4,500,000
06/16
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Institutional Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
06/16	5,000,000	5,000,000	5,000,000
10/16	5,106,500	5,074,000	5,005,000
10/17	5,264,291	5,119,666	5,038,033
10/18	5,372,735	5,014,713	5,118,642
10/19	5,669,848	5,591,906	5,231,252
10/20	5,665,312	5,938,045	5,267,347
10/21	6,058,484	5,909,543	5,269,981
10/22	5,707,092	4,982,926	5,313,195
10/23	6,092,892	5,000,865	5,562,384
10/24	6,640,033	5,528,456	5,861,640
10/25	7,079,603	5,869,009	6,118,380

The above chart represents historical performance of a hypothetical investment of $5,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	Since Inception 6/1/2016
Institutional Class	6.62%	4.56%	3.76%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.71%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.16%

Fund Statistics

  Total Net Assets (000)$127,412
  # of Portfolio Holdings397
  Investment Advisory, net of waivers (000)$97
  Portfolio Turnover Rate218%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Institutional Class - PKCIX

Annual Shareholder Report - October 31, 2025

PKCIX-AR2025

Payden Managed Income Fund

Retirement Class - PKCRX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$118	1.15%

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

How has the fund performed?

Total Return Based on $25,000 Investment

Retirement Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$34,000
$33,000
$32,000
$31,000
$30,000
$29,000
$28,000
$27,000
$26,000
$25,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Retirement Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
10/15	25,000	25,000	25,000
10/16	25,508	26,093	25,043
10/17	26,102	26,327	25,208
10/18	26,425	25,788	25,611
10/19	27,662	28,756	26,175
10/20	27,405	30,536	26,355
10/21	29,101	30,389	26,368
10/22	27,195	25,624	26,585
10/23	28,846	25,716	27,831
10/24	31,298	28,429	29,329
10/25	33,191	30,181	30,613

The above chart represents historical performance of a hypothetical investment of $25,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement Class	6.05%	3.90%	2.87%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

Fund Statistics

  Total Net Assets (000)$127,412
  # of Portfolio Holdings397
  Investment Advisory, net of waivers (000)$97
  Portfolio Turnover Rate218%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

Retirement Class - PKCRX

Annual Shareholder Report - October 31, 2025

PKCRX-AR2025

Payden Managed Income Fund

SI Class - PKBIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Managed Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$67	0.65%

How did the fund perform last year?

Fixed-income markets were heavily influenced by shifting Federal Reserve policy, tariff developments, and election-related uncertainty. Rates were volatile but ended lower, while credit risk premia generally remained tight. Given pervasive uncertainty, the Fund maintained a focus on capital preservation and risk management, using dynamic rate positioning alongside selective credit exposure. Key contributors included emerging markets debt, investment-grade corporate debt, and non-agency residential mortgage credit. Looking ahead, the Fund is positioned for slower growth and a weakening labor market, with inflation moving closer to target. The Fund risk positioning remains cautious amid elevated valuations, balancing downside protection with targeted opportunities in EM and securitized assets and stands ready to add risk should market dislocations create attractive entry points.

How has the fund performed?

Total Return Based on $25,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$35,000
$32,500
$30,000
$27,500
$25,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
10/15	25,000	25,000	25,000
10/16	25,645	26,093	25,043
10/17	26,353	26,327	25,208
10/18	26,832	25,788	25,611
10/19	28,233	28,756	26,175
10/20	28,114	30,536	26,355
10/21	29,987	30,389	26,368
10/22	28,179	25,624	26,585
10/23	30,041	25,716	27,831
10/24	32,727	28,429	29,329
10/25	34,903	30,181	30,613

The above chart represents historical performance of a hypothetical investment of $25,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	6.65%	4.42%	3.39%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA U.S. 1-Month Treasury Bill Index	4.38%	3.04%	2.04%

Fund Statistics

  Total Net Assets (000)$127,412
  # of Portfolio Holdings397
  Investment Advisory, net of waivers (000)$97
  Portfolio Turnover Rate218%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

Connecticut Avenue Securities Trust	5.94%
Freddie Mac STACR REMIC Trust	5.39%
Brazil Letras do Tesouro Nacional	4.85%
Payden Emerging Markets Local Bond Fund, SI Class	2.96%
BX Trust	2.06%
OBX Trust	1.89%
Mexican Bonos	1.68%
Cross Mortgage Trust	1.65%
BRAVO Residential Funding Trust	1.44%
Beechwood Park CLO Ltd.	1.33%

Portfolio Composition (as a % of investments)

Mortgage Backed	34%
Corporate Bond	24%
Asset Backed	15%
Foreign Government	15%
Bank Loan	6%
Others	6%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	6.25%
3-5 Years	7.55%
5-10 Years	39.50%
>10 Years	42.14%
Other	4.56%

Credit RatingFootnote Reference* (as a % of investments)

AAA	15.75%
AA	9.49%
A	8.27%
BBB	25.14%
BB	19.40%
B	10.75%
Below B	2.07%
Unrated	9.08%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Managed Income Fund

SI Class - PKBIX

Annual Shareholder Report - October 31, 2025

PKBIX-AR2025

Payden Strategic Income Fund

Adviser Class - PYSLX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$25	0.24%

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
11/23
10/24
10/25

	Adviser Class	Bloomberg US Aggregate Bond Index
11/23	10,000	10,000
10/24	10,700	10,537
10/25	11,356	11,186

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 11/30/2023
Adviser Class	6.13%	6.84%
Bloomberg US Aggregate Bond Index	6.16%	6.00%

Fund Statistics

  Total Net Assets (000)$171,044
  # of Portfolio Holdings297
  Investment Advisory, net of waivers (000)$348
  Portfolio Turnover Rate53%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	7.55%
U.S. Treasury Inflation Indexed Notes	4.07%
OBX Trust	1.80%
U.S. Treasury Bond	1.64%
RCKT Mortgage Trust	1.40%
Payden Emerging Markets Local Bond Fund, SI Class	1.16%
UBS Group AG	1.15%
BX Commercial Mortgage Trust	1.14%
Fannie Mae Connecticut Avenue Securities	1.10%
FN MA4761 30YR	1.00%

Portfolio Composition (as a % of investments)

Corporate Bond	34%
Mortgage Backed	24%
U.S. Treasury	13%
Asset Backed	12%
Investment Company	7%
Others	10%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.91%
3-5 Years	9.65%
5-10 Years	41.16%
>10 Years	37.42%
Other	7.86%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.52%
AA	33.85%
A	7.14%
BBB	24.72%
BB	12.15%
B	2.99%
Below B	0.54%
Unrated	4.39%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

Adviser Class - PYSLX

Annual Shareholder Report - October 31, 2025

PYSLX-AR2025

Payden Strategic Income Fund

Investor Class - PYSGX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$67	0.65%

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
$145,000
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index
10/15	100,000	100,000
10/16	103,900	104,370
10/17	107,111	105,309
10/18	106,757	103,150
10/19	115,394	115,023
10/20	119,709	122,143
10/21	124,941	121,557
10/22	114,046	102,497
10/23	119,258	102,866
10/24	131,816	113,718
10/25	140,239	120,723

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	6.39%	3.21%	3.44%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

Fund Statistics

  Total Net Assets (000)$171,044
  # of Portfolio Holdings297
  Investment Advisory, net of waivers (000)$348
  Portfolio Turnover Rate53%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	7.55%
U.S. Treasury Inflation Indexed Notes	4.07%
OBX Trust	1.80%
U.S. Treasury Bond	1.64%
RCKT Mortgage Trust	1.40%
Payden Emerging Markets Local Bond Fund, SI Class	1.16%
UBS Group AG	1.15%
BX Commercial Mortgage Trust	1.14%
Fannie Mae Connecticut Avenue Securities	1.10%
FN MA4761 30YR	1.00%

Portfolio Composition (as a % of investments)

Corporate Bond	34%
Mortgage Backed	24%
U.S. Treasury	13%
Asset Backed	12%
Investment Company	7%
Others	10%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.91%
3-5 Years	9.65%
5-10 Years	41.16%
>10 Years	37.42%
Other	7.86%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.52%
AA	33.85%
A	7.14%
BBB	24.72%
BB	12.15%
B	2.99%
Below B	0.54%
Unrated	4.39%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

Investor Class - PYSGX

Annual Shareholder Report - October 31, 2025

PYSGX-AR2025

Payden Strategic Income Fund

SI Class - PYSIX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$57	0.55%

How did the fund perform last year?

The Fund established a yield advantage through owning high quality, liquid, and diversified credit exposure, reflecting our view that the US Federal Reserve would navigate a soft landing for the economy with lower inflation and just as lightly weaker employment picture.  The Federal Open Market Committee cut interest rates by 0.25% four times over the year which resulted in positive excess returns to fixed income sectors. The Fund allocation to credit sectors added to relative return, with allocations to securitized debt, investment grade corporates, and emerging market debt as the main contributors.  With our view of a higher unemployment rate and lower inflation, we maintained a long duration posture during the year in anticipation of lower rates.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
$14,500,000
$14,000,000
$13,500,000
$13,000,000
$12,500,000
$12,000,000
$11,500,000
$11,000,000
$10,500,000
$10,000,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	SI Class	Bloomberg US Aggregate Bond Index
10/15	10,000,000	10,000,000
10/16	10,403,000	10,437,000
10/17	10,736,936	10,530,933
10/18	10,715,462	10,315,049
10/19	11,587,701	11,502,311
10/20	12,039,621	12,214,304
10/21	12,591,036	12,155,675
10/22	11,505,689	10,249,665
10/23	12,044,155	10,286,564
10/24	13,325,653	11,371,797
10/25	14,191,821	12,072,300

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	6.50%	3.34%	3.56%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

Fund Statistics

  Total Net Assets (000)$171,044
  # of Portfolio Holdings297
  Investment Advisory, net of waivers (000)$348
  Portfolio Turnover Rate53%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	7.55%
U.S. Treasury Inflation Indexed Notes	4.07%
OBX Trust	1.80%
U.S. Treasury Bond	1.64%
RCKT Mortgage Trust	1.40%
Payden Emerging Markets Local Bond Fund, SI Class	1.16%
UBS Group AG	1.15%
BX Commercial Mortgage Trust	1.14%
Fannie Mae Connecticut Avenue Securities	1.10%
FN MA4761 30YR	1.00%

Portfolio Composition (as a % of investments)

Corporate Bond	34%
Mortgage Backed	24%
U.S. Treasury	13%
Asset Backed	12%
Investment Company	7%
Others	10%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.91%
3-5 Years	9.65%
5-10 Years	41.16%
>10 Years	37.42%
Other	7.86%

Credit RatingFootnote Reference* (as a % of investments)

AAA	13.52%
AA	33.85%
A	7.14%
BBB	24.72%
BB	12.15%
B	2.99%
Below B	0.54%
Unrated	4.39%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Strategic Income Fund

SI Class - PYSIX

Annual Shareholder Report - October 31, 2025

PYSIX-AR2025

Payden U.S. Government Fund

Investor Class - PYUSX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden U.S. Government Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$44	0.43%

How did the fund perform last year?

The Fund performed well due to three drivers. The US Federal Reserve delivered four 0.25% interest rate cuts in a move towards “normalizing rates” or bringing them down to levels consistent with current levels of inflation.  The Fund was able to reap higher price performance relative to its benchmark.  While the 2-year through 5-year maturity US Treasury yields dropped, 30-year US Treasury rates moved slightly higher over the year.  The Fund used US Treasury interest rate futures to capture performance from the steepening curve. The Fund allocation to agency mortgages outperformed US Treasuries due to higher yields and improved pricing due to broader participation by investors.  We expect interest rates to continue to move lower and are maintaining a longer duration profile and continue the allocation to higher yielding agency mortgage-backed securities.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-5 Year U.S. Treasury Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-5 Year U.S. Treasury Index
10/15	10,000	10,000	10,000
10/16	10,146	10,437	10,155
10/17	10,130	10,531	10,159
10/18	10,043	10,315	10,122
10/19	10,581	11,502	10,712
10/20	11,032	12,214	11,155
10/21	10,997	12,156	11,074
10/22	10,212	10,250	10,351
10/23	10,406	10,287	10,602
10/24	11,065	11,372	11,257
10/25	11,671	12,072	11,853

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	5.48%	1.13%	1.56%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA 1-5 Year U.S. Treasury Index	5.29%	1.22%	1.71%

Fund Statistics

  Total Net Assets (000)$63,548
  # of Portfolio Holdings57
  Investment Advisory, net of waivers (000)$12
  Portfolio Turnover Rate38%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

U.S. Treasury Note	53.56%
FRESB Mortgage Trust	5.15%
FHLMC Multifamily Structured Pass-Through Certificates	4.97%
Fannie Mae-Aces	2.42%
FN MA4869 30YR	2.30%
FR SD8452 30YR	2.19%
FR SB8206 15YR	1.93%
FN BM7166 ARM	1.82%
FR SD8461 30YR	1.70%
FH 841779 ARM	1.48%

Portfolio Composition (as a % of investments)

U.S. Treasury	54%
Mortgage Backed	44%
Investment Company	2%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	55.22%
3-5 Years	10.67%
5-10 Years	2.61%
>10 Years	29.47%
Other	2.03%

Credit RatingFootnote Reference* (as a % of investments)

AAA	2.68%
AA	97.30%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden U.S. Government Fund

Investor Class - PYUSX

Annual Shareholder Report - October 31, 2025

PYUSX-AR2025

Payden Securitized Income Fund

Investor Class - PYSFX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Securitized Income Fund (the "Fund") for the period of March 5, 2025 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
Investor Class	$44	0.65%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to October 31, 2025. Expenses would be higher if the Class had been in operation for the last twelve months.

How did the fund perform last year?

The Fund benefited from a compression of risk premiums, lower short- and intermediate-term rates, and robust institutional demand for securitized credit.

Because of the US Administration’s policies, the Federal Reserve delayed easing short-term interest rates, and credit risk premia widened amid macro uncertainty. As the year progressed, tariff-related inflation concerns eased, labor markets softened, and the Federal Open Market Committee delivered two additional 0.25% rate cuts. The Fund’s shorter duration and floating-rate allocations supported performance amid rate swings, outperforming corporate credit. Volatility created opportunities to deploy cash into higher-yielding securitized assets.  The Fund remains positioned toward residential and commercial mortgage-backed sectors, supported by expectations for lower interest rates and stable credit yield premia.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$10,400
$10,300
$10,200
$10,100
$10,000
03/25
10/25

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
03/25	10,000	10,000	10,000
10/25	10,364	10,399	10,284

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 3/5/2025
Investor Class	3.64%
Bloomberg US Aggregate Bond Index	3.99%
ICE BofA U.S. 1-Month Treasury Bill Index	2.84%

Fund Statistics

  Total Net Assets (000)$108,340
  # of Portfolio Holdings257
  Investment Advisory, net of waivers (000)$(23)
  Portfolio Turnover Rate29%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

FNCL	7.14%
Connecticut Avenue Securities Trust	4.47%
RCKT Mortgage Trust	3.49%
BX Trust	3.27%
BX Commercial Mortgage Trust	3.22%
OBX Trust	3.12%
Verus Securitization Trust	2.22%
COLT Mortgage Loan Trust	2.12%
Freddie Mac STACR REMIC Trust	2.07%
Westlake Automobile Receivables Trust	1.77%

Portfolio Composition (as a % of investments)

Mortgage Backed	61%
Asset Backed	36%
Investment Company	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.20%
3-5 Years	7.41%
5-10 Years	22.96%
>10 Years	65.29%
Other	3.14%

Credit RatingFootnote Reference* (as a % of investments)

AAA	48.52%
AA	18.53%
A	12.49%
BBB	13.38%
BB	1.64%
B	0.16%
Unrated	5.28%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Securitized Income Fund

Investor Class - PYSFX

Annual Shareholder Report - October 31, 2025

PYSFX-AR2025

Payden Securitized Income Fund

SI Class - PYSCX

Annual Shareholder Report - October 31, 2025

This Annual shareholder report contains important information about Payden Securitized Income Fund (the "Fund") for the period of March 5, 2025 to October 31, 2025. You can find additional information about the Fund at www.payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 InvestmentFootnote Reference†	Annualized Cost as a % of Investment
SI Class	$37	0.55%
Footnote	Description
Footnote†	Amount shown reflects the expenses of the Class from inception date, March 5, 2025 to October 31, 2025. Expenses would be higher if the Class had been in operation for the last twelve months.

How did the fund perform last year?

The Fund benefited from a compression of risk premiums, lower short- and intermediate-term rates, and robust institutional demand for securitized credit.

Because of the US Administration’s policies, the Federal Reserve delayed easing short-term interest rates, and credit risk premia widened amid macro uncertainty. As the year progressed, tariff-related inflation concerns eased, labor markets softened, and the Federal Open Market Committee delivered two additional 0.25% rate cuts. The Fund’s shorter duration and floating-rate allocations supported performance amid rate swings, outperforming corporate credit. Volatility created opportunities to deploy cash into higher-yielding securitized assets.  The Fund remains positioned toward residential and commercial mortgage-backed sectors, supported by expectations for lower interest rates and stable credit yield premia.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 1-Month Treasury Bill Index
$10,400,000
$10,350,000
$10,300,000
$10,250,000
$10,200,000
$10,150,000
$10,100,000
$10,050,000
$10,000,000
03/25
10/25

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 1-Month Treasury Bill Index
03/25	10,000,000	10,000,000	10,000,000
10/25	10,370,000	10,399,000	10,284,000

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 3/5/2025
SI Class	3.70%
Bloomberg US Aggregate Bond Index	3.99%
ICE BofA U.S. 1-Month Treasury Bill Index	2.84%

Fund Statistics

  Total Net Assets (000)$108,340
  # of Portfolio Holdings257
  Investment Advisory, net of waivers (000)$(23)
  Portfolio Turnover Rate29%

Past performance does not guarantee future results. Invest with caution. For updated performance please visit payden.com/performance.aspx

What did the Fund invest in?

Top 10 Holdings (as a % of investments)

FNCL	7.14%
Connecticut Avenue Securities Trust	4.47%
RCKT Mortgage Trust	3.49%
BX Trust	3.27%
BX Commercial Mortgage Trust	3.22%
OBX Trust	3.12%
Verus Securitization Trust	2.22%
COLT Mortgage Loan Trust	2.12%
Freddie Mac STACR REMIC Trust	2.07%
Westlake Automobile Receivables Trust	1.77%

Portfolio Composition (as a % of investments)

Mortgage Backed	61%
Asset Backed	36%
Investment Company	3%

Maturity Weightings (as a % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.20%
3-5 Years	7.41%
5-10 Years	22.96%
>10 Years	65.29%
Other	3.14%

Credit RatingFootnote Reference* (as a % of investments)

AAA	48.52%
AA	18.53%
A	12.49%
BBB	13.38%
BB	1.64%
B	0.16%
Unrated	5.28%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

To reduce expense, the Funds will mail only one copy of the prospectus, annual or semi-annual Tailored Shareholder report per address shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor or the Funds at 800-572-9336.

Where can I find additional information about the fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at payden.com/usfunds.aspx. You can also request this information by contacting us at 800-572-9336 or requests@payden.com.

Payden Securitized Income Fund

SI Class - PYSCX

Annual Shareholder Report - October 31, 2025

PYSCX-AR2025

Item 2. Code of Ethics.

Effective June 9, 2003, the registrant adopted “The Payden & Rygel Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. A copy of the Supplemental Code of Ethics was filed as an exhibit to the registrant’s Annual Report on Form N-CSR for the fiscal year-end and reporting period of October 31, 2003. There has been no amendment to the Supplemental Code of Ethics during the period covered by this report, and the registrant has not granted any waiver, including any implicit waiver, from any provision of the Supplemental Code of Ethics during the period covered by this report. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Payden & Rygel Investment Group, Attention: General Counsel, 333 South Grand Avenue, 40th Floor, Los Angeles, CA 90071.

Item 3. Audit Committee Financial Expert.

At its meeting on December 16, 2025, the registrant’s Board of Trustees has determined that, for the fiscal year ended October 31, 2026, W.D. Hilton, Jr., Andrew J. Policano, Nancy C. Benacci and Robert L. Gumm are qualified to serve as audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $934,000 for 2025 and $849,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $166,940 for 2025 and $156,120 for 2024. These fees related to the preparation and filing of Federal and state income tax returns and Federal excise tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) NA

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant for each of the last two fiscal years of the registrant was $166,940 for 2025 and $156,120 for 2024.

(h)

In the fiscal years ended October 31, 2025 and October 31, 2024 respectively, the registrant’s principal accountant did provide non-audit services to the registrant’s investment adviser, Payden & Rygel, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and which pre-approval was provided. Each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment and scope of services and fees for the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Payden & Rygel, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

Annual Financial Statements and Other Information

October 31, 2025

Contents

4	Portfolio Highlights & Investments

124	Statements of Assets and Liabilities

129	Statements of Operations

133	Statements of Changes in Net Assets

140	Notes to Financial Statements

160	Financial Highlights

185	Report of Independent Registered Public Accounting Firm

187	Approval of Investment Advisory Agreement

Portfolio Highlights & Investments

October 31, 2025

Abbreviations

AMT	-	Alternative Minimum Tax
ARM	-	Adjustable Rate Mortgage
AUD	-	Australian Dollar
BAM	-	Build America Mutual
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLO	-	Collateralized Loan Obligation
CMBS	-	Commercial Mortgage-Backed Security
CLP	-	Chilean Peso
CNY	-	China Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
EURIBOR	-	Euro Interbank Offered Rate
FFCB	-	Federal Farm Credit Banks Funding Corporation
FG	-	Freddie Mac Gold Pool
FH	-	Freddie Mac Non Gold Pool
FHLB	-	Federal Home Loan Banks
FHLMC	-	Federal Home Loan Mortgage Company (Freddie Mac)
FHR	-	Freddie Mac REMICS
FN	-	Fannie Mae Pool
FNCL	-	Fannie Mae or Freddie Mac
FNR	-	Fannie Mae REMICS
FR	-	Freddie Mac Pool

G2	-	Ginnie Mae II pool
G2SF	-	Ginnie Mae
GBP	-	British Pound
GN	-	Ginnie Mae I pool
GNR	-	Ginnie Mae REMICS
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
REMIC	-	Real Estate Mortgage Investment Conduit
RON	-	New Romanian Leu
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
STACR	-	Structured Agency Credit Risk
TBA	-	To-Be-Announced
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	US Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Annual Financial Statements and Other Information 4

Payden Cash Reserves Money Market Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (7%)
2,700,000	Federal Agricultural Mortgage Corp., (U.S. Secured Overnight Financing Rate + 0.762%), 4.80%, 1/06/27 (a)	$2,716
5,000,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.100%), 4.14%, 6/24/26 (a)	5,000
10,000,000	FHLMC, (U.S. Secured Overnight Financing Rate + 0.080%), 4.12%, 1/08/27 (a)	10,000
8,000,000	FHLMC, (U.S. Secured Overnight Financing Rate + 0.125%), 4.17%, 8/25/27 (a)	8,000

Total U.S. Government Agency (Cost - $25,716)		25,716

Mortgage Backed (2%)
558,683	FHLMC Multifamily Structured Pass-Through Certificates KBX1, 2.92%, 1/25/26	557
1,600,000	FHLMC Multifamily Structured Pass-Through Certificates KIR1, 2.85%, 3/25/26	1,589
1,880,847	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.91%, 7/25/26 (a)	1,881
3,401,381	FN 468110, 5.29%, 5/01/26	3,397
1,795,185	FN AN1105, 2.66%, 4/01/26	1,780

Total Mortgage Backed (Cost - $9,204)		9,204

U.S. Treasury (58%)
20,000,000	U.S. Treasury Bill, 4.19%, 11/06/25 (b)	19,988
20,000,000	U.S. Treasury Bill, 3.98%, 11/12/25 (b)	19,976
25,000,000	U.S. Treasury Bill, 4.12%, 11/28/25 (b)	24,924
45,000,000	U.S. Treasury Bill, 3.91%, 12/11/25 (b)	44,806
25,000,000	U.S. Treasury Bill, 3.90%, 12/18/25 (b)	24,874
25,000,000	U.S. Treasury Bill, 3.89%, 1/02/26 (b)	24,834
30,000,000	U.S. Treasury Bill, 3.89%, 1/08/26 (b)	29,782
20,000,000	U.S. Treasury Bill, 3.71%, 3/03/26 (b)	19,751
4,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.182%), 3.95%, 7/31/26 (a)	4,003
5,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.160%), 3.93%, 4/30/27 (a)	5,001
4,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.159%), 3.92%, 7/31/27 (a)	3,999

Total U.S. Treasury (Cost - $221,938)		221,938

Repurchase Agreement (37%)
21,000,000	Bank of Montreal Tri Party, 4.09%, 11/03/25 (c)	21,000
45,000,000	CIBC World Markets Tri Party, 3.95%, 11/05/25 (d)	45,000
40,000,000	Citigroup Tri Party, 4.00%, 11/06/25 (e)	40,000
10,000,000	Goldman Sachs Tri Party, 3.94%, 11/04/25 (f)	10,000
25,000,000	Mitsubishi UFJ Financial Group, 4.11%, 11/03/25 (g)	25,000

Total Repurchase Agreements (Cost - $141,000)		141,000

Investment Company (1%)
5,344,604	Dreyfus Treasury Obligations Cash Management Fund (Cost - $5,345)	5,345

Total Investments (Cost - $403,203) (105%)		403,203
Liabilities in excess of Other Assets (-5%)		(19,441)

Net Assets (100%)		$383,762

(a) Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(b) Yield to maturity at time of purchase.
(c) The repurchase agreement dated 10/31/2025 is collateralized by the following securities:
Bank of Montreal Tri Party
18,392,200	U.S. Treasury Securities, maturity dated Jan 31, yielding 0.13%	$21,421

		21,421

(d) The repurchase agreement dated 10/30/2025 is collateralized by the following securities:
CIBC World Markets Tri Party
53,420,000	U.S. Treasury Securities, maturity from Jun 26-Nov 54, yielding from 0.00%-4.75%	$45,900

		45,900

(e) The repurchase agreement dated 10/30/2025 is collateralized by the following securities:
Citigroup Tri Party
51,389,300	U.S. Treasury Securities, maturity dated Nov 42, yielding 2.75%	$40,800

		40,800

(f) The repurchase agreement dated 10/30/2025 is collateralized by the following securities:
Goldman Sachs Tri Party
12,464,500	U.S. Treasury Securities, maturity from Apr 29-May 48, yielding from 2.88%-3.13%	$10,200

		10,200

(g) The repurchase agreement dated 10/27/2025 is collateralized by the following securities:
Mitsubishi UFJ Financial Group
7,122,344	FMAC, maturity from Aug 29-Sep 55, yielding from 2.50%-7.00%	$6,217
43,283,118	FNMA, maturity from Jan 37-Jun 55, yielding from 2.00%-6.50%	16,379
3,634,595	GNMA, maturity from Oct 51-May 55, yielding from 3.50%-6.50%	2,867
36,700	U.S. Treasury Securities, maturity dated Apr 30, yielding 3.88%	37

		25,500

5 Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements	Value (000’s)
Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$141,000
Non-cash Collateral	(141,000)

Net Amount	$—

See notes to financial statements.

Annual Financial Statements and Other Information 6

Payden Limited Maturity Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (29%)
1,500,000	Allegany Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.98%, 1/20/35 (a)(b)	$1,501
586,105	Ally Auto Receivables Trust 2024-2, 4.46%, 7/15/27	586
3,500,000	Ally Auto Receivables Trust 2025-1, 4.03%, 7/17/28	3,500
1,605,947	Ally Bank Auto Credit-Linked Notes 2024-A 144A, 5.68%, 5/17/32 (b)	1,632
3,806,276	Ally Bank Auto Credit-Linked Notes Series 2025-A 144A, 4.65%, 6/15/33 (b)	3,818
446,125	American Credit Acceptance Receivables Trust 2024-3 144A, 5.76%, 11/12/27 (b)	446
741,742	American Credit Acceptance Receivables Trust 2024-4 144A, 4.81%, 3/13/28 (b)	742
2,063,172	American Credit Acceptance Receivables Trust 2025-1 144A, 4.67%, 7/12/28 (b)	2,065
2,408,125	American Credit Acceptance Receivables Trust 2025-2 144A, 4.81%, 9/12/28 (b)	2,411
1,495,591	American Credit Acceptance Receivables Trust 2025-3 144A, 4.73%, 1/12/29 (b)	1,499
4,200,000	American Credit Acceptance Receivables Trust 2025-4 144A, 4.42%, 5/14/29 (b)	4,200
924,106	Americredit Automobile Receivables Trust 2023- 1, 5.62%, 11/18/27	928
450,346	AmeriCredit Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.78%, 2/18/28 (a)	450
5,000,000	Apidos CLO 2013-12A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.35%, 4/15/31 (a)(b)	5,000
288,659	Apidos CLO XXXA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.96%, 10/18/31 (a)(b)	289
4,457,496	Apidos CLO 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.98%, 1/20/33 (a)(b)	4,462
1,680,590	Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.68%, 1/15/37 (a)(b)	1,684
1,236,909	ARI Fleet Lease Trust 2023-A 144A, 5.41%, 2/17/32 (b)	1,238
1,426,965	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (b)	1,438
4,094,455	ARI Fleet Lease Trust 2024-A 144A, 5.30%, 11/15/32 (b)	4,119
2,413,456	ARI Fleet Lease Trust 2024-B 144A, 5.54%, 4/15/33 (b)	2,431
4,400,000	ARI Fleet Lease Trust 2025-A 144A, 4.38%, 1/17/34 (b)	4,409
1,000,000	ARI Fleet Lease Trust 2025-B 144A, 4.59%, 3/15/34 (b)	1,005
1,881,373	AutoNation Finance Trust 2025-1A 144A, 4.72%, 4/10/28 (b)	1,885
3,600,000	Barings Equipment Finance LLC 2025-B 144A, 4.02%, 2/13/29 (b)	3,600

Principal or Shares	Security Description	Value (000)
5,000,000	Basswood Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.030%), 4.91%, 4/20/34 (a)(b)	$5,000
771,895	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.464%), 5.49%, 12/16/36 (a)(b)	773
5,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 0.00%, 1/17/35 (a)(b)(c)	5,000
5,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.18%, 1/17/35 (a)(b)	5,009
1,367,359	BMW Vehicle Lease Trust 2024-2, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.420%), 4.60%, 1/25/27 (a)	1,368
1,600,000	BMW Vehicle Lease Trust 2025-1, 4.43%, 9/27/27	1,604
1,600,000	Bridgecrest Lending Auto Securitization Trust 2025-4, 4.35%, 6/15/28	1,600
4,500,000	Bridgecrest Lending Auto Securitization Trust 2025-1, 4.67%, 8/15/28	4,505
4,050,000	Bridgecrest Lending Auto Securitization Trust 2024-4, 4.72%, 9/15/28	4,059
1,400,000	Bridgecrest Lending Auto Securitization Trust 2025-3, 4.66%, 1/15/29	1,405
4,991,702	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 6.29%, 9/15/35 (a)(b)	4,970
5,000,000	Buttermilk Park CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.370%), 5.27%, 10/15/31 (a)(b)	5,000
2,600,000	Capital One Prime Auto Receivables Trust 2025- 1, 3.88%, 1/16/29	2,597
2,250,000	Carlyle U.S. CLO Ltd. 2020-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.94%, 1/25/35 (a)(b)	2,251
1,141,490	CarMax Auto Owner Trust 2022-4, 5.34%, 8/16/27	1,145
1,397,089	CarMax Auto Owner Trust 2024-3, 5.21%, 9/15/27	1,401
2,095,837	CarMax Auto Owner Trust 2024-4, 4.67%, 12/15/27	2,100
3,700,000	CarMax Auto Owner Trust 2025-2, 4.59%, 7/17/28	3,709
2,900,000	CarMax Auto Owner Trust 2025-3, 4.42%, 8/15/28	2,906
1,200,000	CarMax Auto Owner Trust 2025-4, 3.95%, 3/15/29	1,199
298,901	Carvana Auto Receivables Trust 2024-P3, 4.61%, 11/10/27	299
327,396	Carvana Auto Receivables Trust 2022-P3, 4.61%, 11/10/27	328
69,608	Carvana Auto Receivables Trust 2024-P2, 5.63%, 11/10/27	70
1,814,298	Carvana Auto Receivables Trust 2024-P4, 4.62%, 2/10/28	1,816
1,326,149	Carvana Auto Receivables Trust 2025-P1, 4.50%, 6/12/28	1,327
1,550,498	Carvana Auto Receivables Trust 2025-P2, 4.56%, 8/10/28	1,553
1,125,156	CCG Receivables Trust 2023-1 144A, 5.82%, 9/16/30 (b)	1,131

7 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,786,982	CCG Receivables Trust 2024-1 144A, 4.99%, 3/15/32 (b)	$1,802
3,000,000	CCG Receivables Trust 2025-1 144A, 4.48%, 10/14/32 (b)	3,012
2,100,000	CCG Receivables Trust 2025-2 144A, 4.14%, 8/15/34 (b)	2,100
405,424	Chase Auto Owner Trust 2024-4A 144A, 5.25%, 9/27/27 (b)	406
1,079,101	Chase Auto Owner Trust 2024-5A 144A, 4.40%, 11/26/27 (b)	1,080
3,300,000	Chase Auto Owner Trust 2025-1A 144A, 4.40%, 7/25/28 (b)	3,308
1,997,625	Chesapeake Funding II LLC 2024-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.770%), 5.00%, 5/15/36 (a)(b)	1,996
1,700,000	CNH Equipment Trust 2025-B, 4.37%, 11/15/28	1,705
5,400,000	COOPR Residential Mortgage Trust 2025-CES4 144A, 5.04%, 11/25/60 (b)	5,400
3,900,000	Dell Equipment Finance Trust 2025-1 144A, 4.68%, 7/22/27 (b)	3,915
5,300,000	Dell Equipment Finance Trust 2025-2 144A, 4.10%, 2/22/28 (b)	5,297
785,080	Dell Equipment Finance Trust 2023-1 144A, 5.65%, 9/22/28 (b)	786
5,030,000	Dell Equipment Finance Trust 2024-1 144A, 5.39%, 3/22/30 (b)	5,067
7,444,350	Dell Equipment Finance Trust 2024-2 144A, 4.69%, 8/22/30 (b)	7,459
4,300,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (b)	4,143
2,100,000	DLLAD LLC 2025-1A 144A, 4.46%, 11/20/28 (b)	2,109
1,127,222	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (b)	1,132
684,209	Drive Auto Receivables Trust 2024-2, 4.94%, 12/15/27	685
1,276,208	Drive Auto Receivables Trust 2024-1, 5.35%, 2/15/28	1,277
5,500,000	Drive Auto Receivables Trust 2025-2, 4.29%, 10/16/28	5,501
3,192,697	Drive Auto Receivables Trust 2021-3 144A, 1.94%, 6/15/29 (b)	3,154
2,000,000	Drive Auto Receivables Trust 2025-1, 4.73%, 9/15/32	2,010
2,651,231	Dryden Senior Loan Fund 2015-40A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.36%, 8/15/31 (a)(b)	2,653
2,153,308	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (b)	2,163
2,198,294	Enterprise Fleet Financing LLC 2024-3 144A, 5.31%, 4/20/27 (b)	2,209
3,668,039	Enterprise Fleet Financing LLC 2024-4 144A, 4.69%, 7/20/27 (b)	3,679
4,900,000	Enterprise Fleet Financing LLC 2025-1 144A, 4.65%, 10/20/27 (b)	4,916
2,200,000	Enterprise Fleet Financing LLC 2025-3 144A, 4.50%, 4/20/28 (b)	2,208
3,200,000	Enterprise Fleet Financing LLC 2025-4 144A, 4.05%, 8/20/28 (b)	3,200
5,333,893	Enterprise Fleet Financing LLC 2024-1 144A, 5.23%, 3/20/30 (b)	5,374
2,100,000	Exeter Automobile Receivables Trust 2025-3A, 4.78%, 7/16/29	2,114

Principal or Shares	Security Description	Value (000)
3,147,040	Exeter Automobile Receivables Trust 2024-4A, 5.28%, 8/15/30	$3,151
3,653,242	Exeter Select Automobile Receivables Trust 2025-1, 4.83%, 10/16/28	3,663
3,200,000	Exeter Select Automobile Receivables Trust 2025-3, 4.24%, 5/15/29	3,199
2,050,000	Exeter Select Automobile Receivables Trust 2025-2, 4.54%, 6/15/29	2,056
5,000,000	Flatiron RR CLO LLC 2021-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.910%), 4.81%, 10/15/34 (a)(b)	4,975
7,700,000	Ford Auto Securitization Trust II Series Asset- Backed Notes 2025-BA 144A, 2.71%, 12/15/27 CAD (b)(d)	5,491
496,964	Ford Credit Auto Lease Trust 2024-B, 5.18%, 2/15/27	498
3,288,780	Ford Credit Auto Lease Trust 2025-A, 4.57%, 8/15/27	3,295
5,000,000	Ford Credit Auto Lease Trust 2024-B, 4.99%, 12/15/27	5,032
5,000,000	Ford Credit Auto Lease Trust 2025-B, 4.37%, 3/15/28	5,013
4,208,649	Ford Credit Auto Owner Trust 2025-A, 4.47%, 12/15/27	4,218
2,417,707	Ford Credit Auto Owner Trust 2023-A, 4.65%, 2/15/28	2,423
2,309,517	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.334%), 5.37%, 5/16/38 (a)(b)	2,305
534,840	GLS Auto Receivables Issuer Trust 2024-3A 144A, 5.35%, 8/16/27 (b)	535
2,938,580	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.68%, 12/15/27 (b)	2,942
4,070,862	GLS Auto Receivables Issuer Trust 2025-2A 144A, 4.75%, 3/15/28 (b)	4,078
4,900,000	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.77%, 9/15/28 (b)	4,918
1,600,000	GLS Auto Receivables Issuer Trust 2025-3A
	144A, 4.44%, 3/15/29 (b)	1,605
2,376,550	GM Financial Automobile Leasing Trust 2024-3, 4.29%, 1/20/27	2,378
1,235,806	GM Financial Automobile Leasing Trust 2024-3, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.470%), 4.65%, 1/20/27 (a)	1,236
3,900,000	GM Financial Automobile Leasing Trust 2025-3, 4.19%, 10/20/27	3,905
1,030,935	GM Financial Consumer Automobile Receivables Trust 2024-3, 5.35%, 6/16/27	1,033
1,064,619	GM Financial Consumer Automobile Receivables Trust 2024-4, 4.53%, 10/18/27	1,066
2,240,558	GM Financial Consumer Automobile Receivables Trust 2023-1, 4.66%, 2/16/28	2,246
3,098,573	GMF Canada Leasing Trust 2025-1A 144A, 3.12%, 10/20/26 CAD (b)(d)	2,212
4,900,000	GMF Floorplan Owner Revolving Trust 2024- 4A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.550%), 4.78%, 11/15/29 (a)(b)	4,905
3,700,000	GMF Floorplan Owner Revolving Trust Series 2025-1A 144A, 4.59%, 3/15/29 (b)	3,727

Annual Financial Statements and Other Information 8

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
3,200,000	Goldentree Loan Management U.S. CLO Ltd. 2020-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.03%, 10/20/34 (a) (b)	$3,199
3,000,000	Golub Capital Partners CLO 53B Ltd. 2021-53A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 4.86%, 7/20/34 (a)(b)	2,996
2,198,167	GreatAmerica Leasing Receivables Funding LLC 2022-1 144A, 5.08%, 9/15/26 (b)	2,202
1,900,000	GreatAmerica Leasing Receivables Funding LLC 2025-1 144A, 4.52%, 10/15/27 (b)	1,906
1,500,000	Highbridge Loan Management Ltd. 5A-2015 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.20%, 10/15/30 (a)(b)	1,499
5,000,000	Honda Auto Receivables Owner Trust 2025-2, 4.30%, 1/18/28	5,005
4,600,000	Honda Auto Receivables Owner Trust 2025-3, 4.19%, 3/21/28	4,608
3,040,000	Hotwire Funding LLC 2021-1 144A, 2.31%, 11/20/51 (b)	2,965
1,200,000	HPEFS Equipment Trust 2025-1A 144A, 4.49%, 9/20/32 (b)	1,204
1,400,000	HPEFS Equipment Trust 2025-2A 144A, 4.07%, 11/22/32 (b)	1,399
2,866,725	Hyundai Auto Lease Securitization Trust 2023-C 144A, 5.80%, 12/15/26 (b)	2,872
1,890,627	Hyundai Auto Lease Securitization Trust 2024- C 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.500%), 4.73%, 3/15/27 (a)(b)	1,892
4,020,002	Hyundai Auto Lease Securitization Trust 2024-A 144A, 5.02%, 3/15/27 (b)	4,030
3,236,323	Hyundai Auto Lease Securitization Trust 2025-B 144A, 4.58%, 9/15/27 (b)	3,248
4,300,000	Hyundai Auto Lease Securitization Trust 2025-C 144A, 4.37%, 1/18/28 (b)	4,314
916,197	Hyundai Auto Receivables Trust 2022-A, 2.35%, 4/17/28	913
5,000,000	Hyundai Auto Receivables Trust 2025-B, 4.45%, 8/15/28	5,015
5,000,000	Invesco CLO Ltd. 2021-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.00%, 7/15/34 (a)(b)	5,002
1,497,568	John Deere Owner Trust 2024-C, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.430%), 4.66%, 8/16/27 (a)	1,498
5,500,000	KKR CLO Ltd. 34A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.00%, 7/15/34 (a)(b)	5,496
5,000,000	KKR CLO Ltd. 18 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 5.19%, 10/18/35 (a)(b)	5,001
2,437,149	KREF Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.184%), 5.22%, 2/15/39 (a)(b)	2,429
2,222,819	Kubota Credit Owner Trust 2023-1A 144A, 5.02%, 6/15/27 (b)	2,231
2,200,000	Kubota Credit Owner Trust 2025-2A 144A, 4.48%, 4/17/28 (b)	2,210
2,100,000	LAD Auto Receivables Trust 2025-2A 144A, 4.30%, 7/17/28 (b)	2,102

Principal or Shares	Security Description	Value (000)
1,700,000	LCM Ltd. 31A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.16%, 7/20/34 (a)(b)	$1,699
4,100,000	M&T Equipment Notes 2025-1A 144A, 4.70%, 12/16/27 (b)	4,124
5,900,000	Madison Park Funding LII Ltd. 2021-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.96%, 1/22/35 (a)(b)	5,897
3,750,000	Madison Park Funding XLIX Ltd. 2021-49A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.93%, 10/19/34 (a)(b)	3,744
1,205,486	Mercedes-Benz Auto Lease Trust 2024-B, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.440%), 4.67%, 12/15/26 (a)	1,206
803,139	Mercedes-Benz Auto Receivables Trust 2023-1, 4.51%, 11/15/27	804
603,663	MMAF Equipment Finance LLC 2023-A 144A, 5.79%, 11/13/26 (b)	605
1,412,287	MMAF Equipment Finance LLC 2024-A 144A, 5.20%, 9/13/27 (b)	1,416
224,366	MMAF Equipment Finance LLC 2022-A 144A, 3.20%, 1/13/28 (b)	224
2,500,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-41A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.95%, 4/15/34 (a)(b)	2,503
4,968,125	Neuberger Berman Loan Advisers CLO Ltd. 2022-49A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.01%, 7/25/35 (a)(b)	4,966
5,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-42A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.84%, 7/16/36 (a)(b)	4,998
4,900,000	Nissan Auto Lease Trust 2025-B, 4.44%, 3/15/28	4,921
4,500,000	Nissan Master Owner Trust Receivables 2024- A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.670%), 4.90%, 2/15/28 (a)(b)	4,503
2,800,000	Octagon Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.96%, 10/15/34 (a)(b)	2,799
28,716	OneMain Direct Auto Receivables Trust 2021- 1A 144A, 0.87%, 7/14/28 (b)	29
5,115,000	OneMain Direct Auto Receivables Trust 2023- 1A 144A, 5.41%, 11/14/29 (b)	5,161
48,207	Palmer Square Loan Funding Ltd. 2022-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.00%, 4/15/31 (a)(b)	48
3,970,299	Palmer Square Loan Funding Ltd. 2024-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.31%, 8/08/32 (a)(b)	3,975
934,393	Palmer Square Loan Funding Ltd. 2025-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.800%), 5.01%, 2/15/33 (a)(b)	931
9,100,000	PFS Financing Corp. 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.08%, 1/15/28 (a)(b)	9,109
2,700,000	PFS Financing Corp. 2025-C 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.950%), 5.18%, 4/15/29 (a)(b)	2,711

9 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
5,000,000	PFS Financing Corp. 2025-E 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.700%), 5.07%, 7/15/29 (a)(b)	$5,004
678,414	Porsche Innovative Lease Owner Trust 2024- 2A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.440%), 4.62%, 12/21/26 (a)(b)	679
2,776,335	Porsche Innovative Lease Owner Trust 2025-1A 144A, 4.60%, 12/20/27 (b)	2,784
6,000,000	Rad CLO Ltd. 2020-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 5.23%, 4/17/36 (a)(b)	6,005
2,923,288	RCKT Mortgage Trust 2024-CES2 144A, 6.14%, 4/25/44 (b)(e)	2,956
2,016,796	RCKT Mortgage Trust 2024-CES9 144A, 5.58%, 12/25/44 (b)	2,035
3,777,936	RCKT Mortgage Trust 2025-CES1 144A, 5.65%, 1/25/45 (b)	3,818
3,515,208	RCKT Mortgage Trust 2025-CES3 144A, 5.55%, 3/25/55 (b)	3,552
3,165,543	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (b)	3,204
4,184,319	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (b)	4,225
4,906,094	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (b)	4,947
4,867,282	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (b)(e)	4,894
5,242,792	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (b)	5,229
5,259,000	RCKT Mortgage Trust 2025-CES10 144A, 4.89%, 11/25/55 (b)	5,264
216,839	Santander Bank Auto Credit-Linked Notes 2023- A 144A, 6.49%, 6/15/33 (b)	217
3,800,000	Santander Drive Auto Receivables Trust 2024-5, 4.62%, 11/15/28	3,807
17,548	SBNA Auto Lease Trust 2024-C 144A, 4.94%, 11/20/26 (b)	18
2,304,349	SBNA Auto Lease Trust 2025-A 144A, 4.68%, 4/20/27 (b)	2,307
1,520,840	SBNA Auto Lease Trust 2023-A 144A, 6.51%, 4/20/27 (b)	1,529
2,016,337	SFS Auto Receivables Securitization Trust 2025- 1A 144A, 4.65%, 5/22/28 (b)	2,019
1,621,751	SFS Auto Receivables Securitization Trust 2024- 3A 144A, 4.71%, 5/22/28 (b)	1,624
1,731,599	SFS Auto Receivables Securitization Trust 2025- 2A 144A, 4.52%, 11/20/28 (b)	1,735
2,500,000	SFS Auto Receivables Securitization Trust 2025- 3A 144A, 4.11%, 3/20/29 (b)	2,498
3,996,340	SoFi Consumer Loan Program Trust 2025-1 144A, 4.80%, 2/27/34 (b)	4,004
1,826,486	SoFi Consumer Loan Program Trust 2025-2 144A, 4.82%, 6/25/34 (b)	1,835
3,480,850	SoFi Consumer Loan Program Trust 2025-3 144A, 4.47%, 8/15/34 (b)	3,486
3,700,000	SoFi Consumer Loan Program Trust 2025-4 144A, 4.24%, 8/25/35 (b)	3,699
1,094,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (b)	1,081
2,601,790	Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA 144A, 4.63%, 7/20/27 (b)	2,609

Principal or Shares	Security Description	Value (000)
4,140,026	Symphony CLO XX Ltd. 2018-20A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.99%, 1/16/32 (a)(b)	$4,141
885,351	Tesla Auto Lease Trust 2024-B 144A, 4.79%, 1/20/27 (b)	886
3,200,000	Tesla Lease Electric Vehicle Securitization LLC 2025-A 144A, 4.14%, 6/20/28 (b)	3,199
1,603,689	TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.140%), 5.02%, 1/20/32 (a)(b)	1,605
2,536,394	Toyota Lease Owner Trust 2024-A 144A, 5.25%, 4/20/27 (b)	2,547
2,620,275	Toyota Lease Owner Trust 2025-A 144A, 4.58%, 7/20/27 (b)	2,628
2,200,000	Toyota Lease Owner Trust 2025-B 144A, 3.91%, 5/22/28 (b)	2,199
1,700,000	USB Auto Owner Trust 2025-1A 144A, 4.51%, 6/15/28 (b)	1,704
5,950,000	Vantage Data Centers Issuer LLC 2024-1A 144A, 5.10%, 9/15/54 (b)	5,970
2,750,851	VERDE CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.110%), 5.01%, 4/15/32 (a)(b)	2,750
3,300,000	Verizon Master Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.650%), 4.88%, 12/20/28 (a)	3,302
4,100,000	Verizon Master Trust 2025-3, 4.51%, 3/20/30	4,131
4,500,000	Volkswagen Auto Lease Trust 2025-B, 3.97%, 4/20/28	4,498
3,597,731	Volkswagen Auto Loan Enhanced Trust 2025-1, 4.51%, 1/20/28	3,605
1,100,000	Volvo Financial Equipment LLC Series 2025-1A 144A, 4.41%, 11/15/27 (b)	1,102
2,052,896	Voya CLO Ltd. 2015-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.960%), 4.84%, 10/20/31 (a)(b)	2,053
2,782,888	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.44%, 5/17/27 (b)	2,786
684,302	Westlake Automobile Receivables Trust 2023- 3A 144A, 5.82%, 5/17/27 (b)	685
824,189	Westlake Automobile Receivables Trust 2024- 2A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.660%), 4.89%, 8/16/27 (a)(b)	824
1,249,062	Westlake Automobile Receivables Trust 2024- 3A 144A, 4.82%, 9/15/27 (b)	1,251
3,896,280	Westlake Automobile Receivables Trust 2025- 1A 144A, 4.66%, 1/18/28 (b)	3,904
1,200,000	Westlake Automobile Receivables Trust 2025-P1 144A, 4.65%, 2/15/28 (b)	1,203
3,160,000	Westlake Automobile Receivables Trust 2024- 2A 144A, 5.56%, 2/15/28 (b)	3,178
5,400,000	Westlake Automobile Receivables Trust 2024- 3A 144A, 4.71%, 4/17/28 (b)	5,418
2,500,000	Westlake Automobile Receivables Trust 2025- 2A 144A, 4.66%, 9/15/28 (b)	2,505
5,000,000	Westlake Automobile Receivables Trust 2025- 3A 144A, 4.22%, 6/15/29 (b)	4,999
5,100,000	Wheels Fleet Lease Funding LLC 2025-1A 144A, 4.57%, 1/18/40 (b)	5,138
4,500,000	World Omni Auto Receivables Trust 2025-C, 4.19%, 10/16/28	4,506

Total Asset Backed (Cost - $603,433)		604,818

Annual Financial Statements and Other Information 10

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
Corporate Bond (37%)
Financial (25%)
9,500,000	ABN AMRO Bank NV 144A, (Secured Overnight Financing Rate + 1.780%), 5.92%, 9/18/27 (a)(b)	$9,598
4,900,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.780%), 4.99%, 12/03/28 (a)(b)	4,970
7,430,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	7,546
1,750,000	Air Lease Corp., 2.88%, 1/15/26	1,744
2,980,000	Ally Financial Inc., 5.75%, 11/20/25	2,979
8,435,000	American Express Co., (Secured Overnight Financing Rate + 0.970%), 5.05%, 7/28/27 (a)	8,471
4,730,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.01%, 7/26/28 (a)	4,768
5,320,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 5.34%, 4/25/29 (a)	5,387
7,110,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.810%), 4.90%, 7/20/29 (a)	7,121
4,820,000	Aon North America Inc., 5.13%, 3/01/27	4,880
8,660,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (b)	8,698
1,930,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	1,949
8,360,000	Athene Global Funding 144A, 4.95%, 1/07/27 (b)	8,427
2,170,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (b)	2,181
10,000,000	Banco Santander SA, (U.S. Secured Overnight Financing Rate + 1.120%), 5.22%, 7/15/28 (a)	10,059
9,480,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.830%), 4.98%, 1/24/29 (a)	9,650
9,980,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 5.39%, 5/09/29 (a)	10,057
6,895,000	Bank of Montreal, (Secured Overnight Financing Rate + 0.670%), 5.00%, 1/27/29 (a)(f)	7,030
4,965,000	Bank of New York Mellon Corp., (U.S. Secured Overnight Financing Rate + 0.680%), 4.44%, 6/09/28 (a)	4,998
9,760,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 1.000%), 5.19%, 9/08/28 (a)	9,811
10,650,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.760%), 4.04%, 9/15/28 (a)	10,630
4,510,000	Banque Federative du Credit Mutuel SA 144A, (Secured Overnight Financing Rate + 1.400%), 5.50%, 7/13/26 (a)(b)	4,542
4,270,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (b)	4,317
10,065,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.080%), 5.36%, 11/11/29 (a)(f)	10,101
7,485,000	Blackstone Secured Lending Fund, 2.13%, 2/15/27 (f)	7,240
2,660,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	2,715
900,000	BPCE SA 144A, 5.20%, 1/18/27 (b)	911
4,150,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	4,171
2,365,000	Brown & Brown Inc., 4.60%, 12/23/26	2,375
6,340,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a) (b)	6,387

Principal or Shares	Security Description	Value (000)
9,430,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/13/28 (a)	$9,509
3,010,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	2,995
6,180,000	Citibank N.A., 4.58%, 5/29/27	6,235
9,755,000	Citibank N.A., (U.S. Secured Overnight Financing Rate + 0.712%), 4.88%, 11/19/27 (a)	9,824
10,370,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.143%), 4.64%, 5/07/28 (a)	10,439
3,930,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 5.34%, 9/11/31 (a)	3,952
2,090,000	Corebridge Global Funding 144A, 4.90%, 1/07/28 (b)	2,123
7,990,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.290%), 5.40%, 7/05/26 (a)(b)	8,036
8,595,000	Credit Agricole SA 144A, 5.13%, 3/11/27 (b)	8,722
3,965,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	4,032
2,180,000	Equitable America Global Funding 144A, 3.95%, 9/15/27 (b)	2,178
855,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (b)	898
2,000,000	GGAM Finance Ltd. 144A, 8.00%, 2/15/27 (b)	2,046
8,620,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.777%), 5.28%, 3/18/27 (a)	8,653
6,950,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.750%), 4.99%, 5/21/27 (a)	6,964
5,320,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (a)	5,378
4,475,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (b)	4,481
8,330,000	HPS Corporate Lending Fund 144A, 5.30%, 6/05/27 (b)	8,363
4,670,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (a)	4,712
9,615,000	Jefferies Financial Group Inc., 4.75%, 8/11/26	9,624
2,000,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (b)	1,992
4,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (a)	4,143
4,865,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.57%, 4/22/28 (a)	4,965
5,460,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.01%, 7/22/28 (a)	5,493
3,900,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (a)	3,931
3,065,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (a)	3,103
2,250,000	Macquarie Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.200%), 5.39%, 12/07/26 (a)(b)	2,267
3,620,000	Macquarie Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 0.920%), 5.03%, 7/02/27 (a)(b)	3,647
4,000,000	Main Street Capital Corp., 5.40%, 8/15/28	4,000

11 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,645,000	Manufacturers & Traders Trust Co., (U.S. Secured Overnight Financing Rate + 0.950%), 4.76%, 7/06/28 (a)	$2,670
9,660,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 5.11%, 4/13/28 (a)	9,713
4,775,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 1.080%), 4.95%, 1/14/28 (a)	4,818
3,350,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.940%), 5.03%, 7/14/28 (a)	3,371
3,575,000	Morgan Stanley Private Bank N.A., (U.S. Secured Overnight Financing Rate + 0.770%), 4.47%, 7/06/28 (a)	3,594
5,880,000	Morgan Stanley Private Bank N.A., (U.S. Secured Overnight Financing Rate + 0.770%), 4.87%, 7/06/28 (a)	5,895
5,705,000	National Bank of Canada, (Secured Overnight Financing Rate + 1.030%), 5.14%, 7/02/27 (a)	5,722
2,000,000	Navient Corp., 5.00%, 3/15/27	1,990
5,425,000	New York Life Global Funding 144A, 5.45%, 9/18/26 (b)	5,493
1,855,000	North Haven Private Income Fund LLC 144A, 5.13%, 9/25/28 (b)(f)	1,844
3,750,000	Pacific Life Global Funding II 144A, (U.S. Secured Overnight Financing Rate + 0.480%), 4.78%, 2/04/27 (a)(b)	3,755
7,485,000	PNC Bank N.A., (U.S. Secured Overnight Financing Rate + 0.630%), 4.54%, 5/13/27 (a)	7,496
2,865,000	PNC Bank N.A., (U.S. Secured Overnight Financing Rate + 0.727%), 4.43%, 7/21/28 (a)	2,880
4,855,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 1.730%), 6.62%, 10/20/27 (a)	4,965
1,895,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (a)	1,920
1,815,000	Principal Life Global Funding II 144A, 5.00%, 1/16/27 (b)	1,835
2,465,000	Protective Life Global Funding 144A, 4.99%, 1/12/27 (b)	2,490
1,885,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (b)	1,852
2,045,000	Royal Bank of Canada, 4.88%, 1/19/27	2,068
9,840,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 0.720%), 4.51%, 10/18/27 (a)	9,874
10,065,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 0.880%), 5.17%, 8/06/29 (a)	10,093
1,545,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (a)	1,558
7,470,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.74%, 3/20/29 (a)	7,575
3,445,000	Skandinaviska Enskilda Banken AB 144A, 5.13%, 3/05/27 (b)	3,499
1,285,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (b)	1,338
3,500,000	State Street Corp., (U.S. Secured Overnight Financing Rate + 0.950%), 4.54%, 4/24/28 (a)	3,526
9,830,000	Toronto-Dominion Bank, 4.57%, 12/17/26	9,886
8,160,000	Toronto-Dominion Bank, 4.86%, 1/31/28	8,301

Principal or Shares	Security Description	Value (000)
10,205,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.590%), 4.67%, 5/20/27 (a)	$10,227
7,180,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.770%), 4.42%, 7/24/28 (a)	7,209
5,585,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.911%), 4.14%, 10/23/29 (a)	5,564
5,280,000	U.S. Bank N.A., (U.S. Secured Overnight Financing Rate + 0.910%), 4.73%, 5/15/28 (a)	5,326
5,045,000	UBS AG, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/10/28 (a)	5,086
4,490,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a) (b)	4,481
3,920,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.97%, 12/23/29 (a) (b)	3,918
3,815,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (a)	3,899
7,055,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 5.45%, 4/23/29 (a)(f)	7,155
10,530,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 5.04%, 9/15/29 (a)	10,544
960,000	XHR LP 144A, 6.63%, 5/15/30 (b)	981

		530,829

Industrial (8%)
2,735,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (b)	2,826
3,030,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	3,028
1,130,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (b)	1,140
2,970,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	2,962
3,150,000	Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (b)	3,232
9,735,000	American Honda Finance Corp., (U.S. Secured Overnight Financing Rate + 0.550%), 4.79%, 5/21/26 (a)	9,746
6,800,000	Amrize Finance U.S. LLC 144A, 4.60%, 4/07/27 (b)	6,844
2,620,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (b)	2,697
2,415,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (b)	2,442
5,875,000	BMW U.S. Capital LLC 144A, (Secured Overnight Financing Rate + 0.800%), 5.07%, 8/13/26 (a)(b)	5,896
9,825,000	BMW U.S. Capital LLC 144A, 4.90%, 4/02/27 (b)(f)	9,947
1,530,000	Carnival Corp. 144A, 5.13%, 5/01/29 (b)	1,550
1,750,000	Carnival Corp. 144A, 5.75%, 3/15/30 (b)	1,804
2,000,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,983
1,000,000	Daimler Truck Finance North America LLC 144A, 5.00%, 1/15/27 (b)	1,010
1,020,000	Daimler Truck Finance North America LLC 144A, 4.30%, 8/12/27 (b)	1,023
4,570,000	Daimler Truck Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.960%), 5.09%, 9/25/27 (a)(b)	4,589
3,600,000	Ford Motor Credit Co. LLC, (U.S. Secured Overnight Financing Rate + 2.950%), 7.14%, 3/06/26 (a)	3,622
3,060,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	3,104
1,410,000	General Mills Inc., 4.70%, 1/30/27	1,421

Annual Financial Statements and Other Information 12

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
2,720,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	$2,765
6,950,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.050%), 5.15%, 7/15/27 (a)	6,965
5,075,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.170%), 5.28%, 4/04/28 (a)	5,073
3,550,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (b)	3,605
1,065,000	Group 1 Automotive Inc. 144A, 6.38%, 1/15/30 (b)	1,088
9,700,000	Hewlett Packard Enterprise Co., 4.05%, 9/15/27	9,682
6,285,000	Hyundai Capital America 144A, (U.S. Secured Overnight Financing Rate + 1.500%), 5.61%, 1/08/27 (a)(b)	6,346
3,685,000	Hyundai Capital America 144A, 4.88%, 6/23/27 (b)	3,719
2,000,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 4.75%, 6/01/27 (b)	1,998
4,130,000	Mars Inc. 144A, 4.45%, 3/01/27 (b)	4,158
3,025,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (b)	3,017
7,285,000	Mercedes-Benz Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.630%), 4.71%, 7/31/26 (a)(b)	7,297
1,990,000	Meritage Homes Corp., 5.13%, 6/06/27	2,004
4,310,000	NTT Finance Corp. 144A, 4.57%, 7/16/27 (b)	4,343
2,900,000	Oracle Corp., 2.80%, 4/01/27	2,847
2,360,000	Owens Corning, 5.50%, 6/15/27	2,409
1,965,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (b)	1,987
3,640,000	Regal Rexnord Corp., 6.05%, 2/15/26	3,651
3,640,000	Ryder System Inc., 5.30%, 3/15/27	3,692
3,060,000	Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (b)	3,037
4,480,000	Synopsys Inc., 4.55%, 4/01/27	4,512
2,770,000	Toyota Motor Credit Corp., 4.35%, 10/08/27	2,795
2,985,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (b)	3,009
1,880,000	United Airlines Inc. 144A, 4.38%, 4/15/26 (b)	1,877
8,690,000	Volkswagen Group of America Finance LLC 144A, 5.40%, 3/20/26 (b)	8,722

		171,464

Utility (4%)
2,485,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (b)	2,518
7,892,000	Antero Resources Corp. 144A, 5.38%, 3/01/30 (b)	7,952
1,400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (b)	1,454
3,469,000	Continental Resources Inc. 144A, 2.27%, 11/15/26 (b)	3,383
6,840,000	Energy Transfer LP, 6.05%, 12/01/26	6,958
7,301,000	EQT Corp. 144A, 3.13%, 5/15/26 (b)	7,235
4,900,000	Expand Energy Corp., 5.38%, 3/15/30	4,974
5,125,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (b)	5,234
1,255,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (b)	1,301
9,600,000	National Fuel Gas Co., 5.50%, 10/01/26	9,707
9,900,000	National Rural Utilities Cooperative Finance Corp., (U.S. Secured Overnight Financing Rate + 0.820%), 4.97%, 9/16/27 (a)(f)	9,955

Principal or Shares	Security Description	Value (000)
5,290,000	NextEra Energy Capital Holdings Inc., (Secured Overnight Financing Rate + 0.800%), 5.10%, 2/04/28 (a)	$5,329
3,125,000	ONEOK Inc., 5.55%, 11/01/26	3,163
5,055,000	ONEOK Inc., 4.25%, 9/24/27	5,062
3,015,000	Repsol E&P Capital Markets U.S. LLC 144A, 4.81%, 9/16/28 (b)	3,023
1,090,000	Sunoco LP 144A, 7.00%, 5/01/29 (b)	1,137
3,315,000	TD SYNNEX Corp., 4.30%, 1/17/29	3,306
3,045,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	3,036
1,155,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (b)	1,164
900,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	901
3,700,000	Vistra Operations Co. LLC 144A, 4.30%, 10/15/28 (b)	3,688

		90,480

Total Corporate Bond (Cost - $785,947)		792,773

Mortgage Backed (17%)
2,750,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.310%), 5.34%, 8/18/42 (a)(b)	2,748
1,628,249	ACREC LLC 2023-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.230%), 6.26%, 2/19/38 (a)(b)	1,631
1,799,473	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 5.72%, 5/17/41 (a)(b)	1,806
2,800,000	BDS LLC 2025-FL14 144A, (1 mo. Term Secured Overnight Financing Rate + 1.282%), 5.28%, 10/17/42 (a)(b)	2,798
5,280,000	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.764%), 5.79%, 12/16/36 (a)(b)	5,287
2,900,000	BHMS Commercial Mortgage Trust 2025-ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.88%, 8/15/42 (a)(b)	2,913
4,700,000	BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.945%), 5.98%, 8/19/37 (a)(b)	4,702
6,681,853	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.47%, 2/15/39 (a)(b)	6,697
4,868,215	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 5.72%, 8/15/39 (a)(b)	4,881
5,495,180	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 5.42%, 3/15/41 (a)(b)	5,504
3,802,076	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 5.67%, 5/15/41 (a)(b)	3,809
4,873,484	BX Trust 2025-LUNR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.53%, 6/15/40 (a)(b)	4,884
1,080,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.52%, 6/15/41 (a)(b)	1,081
5,100,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.73%, 7/15/44 (a)(b)	5,127

13 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
961,495	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 5.30%, 2/15/38 (a)(b)	$960
2,500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.55%, 2/15/38 (a)(b)	2,478
4,316,981	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (b)	4,346
4,366,175	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (b)	4,406
1,568,229	COLT Mortgage Loan Trust 2024-INV4 144A, 5.61%, 5/25/69 (b)	1,579
5,201,512	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (b)	5,225
4,939,510	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (b)	4,987
3,000,000	COLT Mortgage Loan Trust 2025-10 144A, 5.09%, 10/25/70 (b)(e)	3,001
5,200,000	COMM Mortgage Trust 2025-SBX 144A, 5.26%, 8/10/41 (b)(e)	5,236
610,259	Connecticut Avenue Securities Trust 2021- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.03%, 12/25/41 (a)(b)	610
321,483	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.18%, 12/25/41 (a)(b)	322
461,611	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 5.38%, 1/25/42 (a)(b)	462
1,824,377	Connecticut Avenue Securities Trust 2023- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.400%), 6.58%, 12/25/42 (a)(b)	1,864
724,152	Connecticut Avenue Securities Trust 2023- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.48%, 1/25/43 (a)(b)	739
2,621,314	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.48%, 5/25/43 (a)(b)	2,679
3,130,101	Connecticut Avenue Securities Trust 2023- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.08%, 6/25/43 (a)(b)	3,161
3,355,727	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 5.88%, 7/25/43 (a)(b)	3,369
1,311,870	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.28%, 2/25/44 (a)(b)	1,313
7,440,809	Connecticut Avenue Securities Trust 2024- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.18%, 7/25/44 (a)(b)	7,459

Principal or Shares	Security Description	Value (000)
923,067	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 5.23%, 9/25/44 (a)(b)	$923
2,228,070	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.33%, 9/25/44 (a)(b)	2,237
4,058,280	Connecticut Avenue Securities Trust 2025- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.63%, 3/25/45 (a)(b)	4,087
2,327,939	Connecticut Avenue Securities Trust 2025- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.18%, 5/25/45 (a)(b)	2,333
5,211,173	Connecticut Avenue Securities Trust 2025- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.900%), 5.08%, 9/25/45 (a)(b)	5,216
2,564,065	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (b)(e)	2,582
4,263,257	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (b)(e)	4,291
5,050,000	DBGS 2024-SBL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.882%), 5.92%, 8/15/34 (a)(b)	5,058
5,950,000	DGWD Trust 2025-INFL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.63%, 8/15/35 (a)(b)	5,985
3,946,250	Freddie Mac Stacr Remic Trust 2025-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.950%), 5.13%, 9/25/45 (a)(b)	3,952
1,460,476	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.650%), 5.83%, 1/25/34 (a)(b)	1,464
1,466,406	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 5.48%, 2/25/42 (a)(b)	1,469
1,090,250	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.28%, 3/25/42 (a)(b)	1,094
5,000,000	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.900%), 7.08%, 4/25/42 (a)(b)	5,195
10,670,000	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.350%), 7.53%, 5/25/42 (a)(b)	11,066
2,852,653	Freddie Mac STACR REMIC Trust 2022-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.150%), 6.33%, 9/25/42 (a)(b)	2,869
4,017,649	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.29%, 4/25/43 (a)(b)	4,076

Annual Financial Statements and Other Information 14

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
6,870,262	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.03%, 11/25/43 (a)(b)	$6,940
632,209	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.03%, 11/25/43 (a)(b)	636
3,354,011	Freddie Mac STACR REMIC Trust 2024-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 5.53%, 2/25/44 (a)(b)	3,372
571,449	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.18%, 10/25/44 (a)(b)	572
2,889,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 5.23%, 10/25/44 (a)(b)	2,896
5,000,000	Freddie Mac STACR REMIC Trust 2025-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.900%), 5.09%, 10/25/45 (a)(b)	5,008
2,028,948	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.68%, 3/25/52 (a)(b)	2,049
3,500,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.664%), 5.70%, 11/16/36 (a)(b)	3,492
1,000,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.664%), 5.70%, 5/16/38 (a)(b)	998
5,100,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.66%, 10/19/39 (a)(b)	5,116
5,000,000	Greystone CRE Notes 2024-HC3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.215%), 6.25%, 3/15/41 (a)(b)	5,002
5,100,000	Greystone CRE Notes LLC 2025-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.481%), 5.51%, 1/15/43 (a)(b)	5,116
2,700,000	GS Mortgage Securities Corp. Trust 2023-SHIP 144A, 4.94%, 9/10/38 (b)(e)	2,698
1,970,508	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 5.87%, 10/15/41 (a)(b)	1,980
5,700,000	HTL Commercial Mortgage Trust 2024-T53 144A, 5.88%, 5/10/39 (b)(e)	5,777
3,995,280	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (b)	4,023
4,596,299	JP Morgan Mortgage Trust Series 2025-NQM1 144A, 5.59%, 6/25/65 (b)	4,641
4,100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.33%, 5/15/39 (a)(b)	3,972
4,400,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.51%, 8/18/42 (a)(b)	4,417
4,177,024	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.864%), 5.90%, 7/15/36 (a)(b)	4,182

Principal or Shares	Security Description	Value (000)
2,497,646	MCR Mortgage Trust 2024-HTL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.758%), 5.79%, 2/15/37 (a)(b)	$2,501
4,157,459	MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.35%, 2/19/37 (a)(b)	4,162
5,300,000	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (b)(e)	5,293
5,200,000	NYC Commercial Mortgage Trust 2025-28L 144A, 4.67%, 11/05/38 (b)(e)	5,200
4,360,737	OBX Trust 2025-NQM7 144A, 5.56%, 5/25/55 (b)	4,404
3,495,007	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (b)	3,500
3,685,626	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	3,702
3,486,910	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	3,481
1,998,749	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (b)	2,008
3,401,181	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (b)(e)	3,417
1,887,001	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (b)	1,898
3,511,903	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (b)	3,542
3,934,974	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (b)(e)	3,974
2,828,188	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (b)	2,855
3,043,128	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (b)(e)	3,067
6,126,374	OBX Trust 2025-NQM11 144A, 5.42%, 5/25/65 (b)	6,166
2,886,906	OBX Trust 2025-NQM14 144A, 5.16%, 7/25/65 (b)	2,907
4,882,628	OBX Trust 2025-NQM15 144A, 5.14%, 7/27/65 (b)	4,902
3,950,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 4.85%, 3/15/36 (a)(b)	3,898
2,799,917	PFP Ltd. 2024-11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.832%), 5.92%, 9/17/39 (a)(b)	2,803
1,760,590	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 5.35%, 4/18/38 (a)(b)	1,758
6,450,735	THPT Mortgage Trust 2023-THL 144A, 6.99%, 12/10/34 (b)(e)	6,538
5,000,000	TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.537%), 5.57%, 9/18/42 (a)(b)	5,012
1,660,772	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(e)	1,665
2,142,081	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (b)(e)	2,152
4,417,002	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (b)(e)	4,455
3,349,495	Verus Securitization Trust 2025-INV1 144A, 5.55%, 2/25/70 (b)	3,377
2,291,310	Verus Securitization Trust 2025-3 144A, 5.62%, 5/25/70 (b)	2,315

15 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
5,027,351	Verus Securitization Trust 2025-7 144A, 5.13%, 8/25/70 (b)	$5,041
5,300,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 5.20%, 10/13/39 (b)(e)	5,326

Total Mortgage Backed (Cost - $354,704)		356,167

U.S. Treasury (15%)
70,000,000	U.S. Treasury Bill, 4.28%, 11/04/25 (c)	69,992
60,000,000	U.S. Treasury Bill, 4.17%, 11/13/25 (c)	59,936
60,000,000	U.S. Treasury Bill, 3.92%, 12/04/25 (c)	59,800
25,000,000	U.S. Treasury Bill, 4.07%, 12/16/25 (c)	24,885
30,000,000	U.S. Treasury Bill, 3.89%, 1/02/26 (c)	29,808
25,000,000	U.S. Treasury Bill, 3.95%, 2/26/26 (c)	24,702
42,100,000	U.S. Treasury Note, 3.88%, 7/15/28	42,398

Total U.S. Treasury (Cost - $311,545)		311,521

Investment Company (2%)
20,843,103	Payden Cash Reserves Money Market Fund*	20,843
2,726,002	Payden Floating Rate Fund, SI Class*	26,252

Total Investment Company (Cost - $47,834)		47,095

Total Investments (Cost - $2,103,463) (100%)		2,112,374
Liabilities in excess of Other Assets (0%)		(9,053)

Net Assets (100%)		$2,103,321

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)	Principal in foreign currency.
(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $7,398 and the total market value of the collateral held by the Fund is $7,612. Amounts in 000s.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 5,528	CAD 7,700	Citibank, N.A.	03/18/2026	$1
USD 3,140	CAD 4,309	HSBC Bank USA, N.A.	03/18/2026	47

				48

Liabilities:
CAD 664	USD 479	Citibank, N.A.	03/18/2026	(3)
CAD 597	USD 431	HSBC Bank USA, N.A.	03/18/2026	(2)

				(5)

Net Unrealized Appreciation (Depreciation)				$43

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$7,398
Non-cash Collateral[2]	(7,398)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information 16

Payden Low Duration Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (19%)
1,036,095	Ally Bank Auto Credit-Linked Notes 2024-A 144A, 6.32%, 5/17/32 (a)	$1,051
2,015,087	Ally Bank Auto Credit-Linked Notes Series 2025-A 144A, 4.99%, 6/15/33 (a)	2,022
2,000,000	Ally Bank Auto Credit-Linked Notes Series 2025-B 144A, 4.94%, 9/15/33 (a)	2,000
1,000,000	American Credit Acceptance Receivables Trust 2024-3 144A, 5.73%, 7/12/30 (a)	1,011
2,000,000	American Credit Acceptance Receivables Trust 2024-1 144A, 7.98%, 11/12/31 (a)	2,054
1,400,000	ARI Fleet Lease Trust 2024-B 144A, 5.26%, 4/15/33 (a)	1,426
1,500,000	ARI Fleet Lease Trust 2025-A 144A, 4.46%, 1/17/34 (a)	1,510
1,900,000	BofA Auto Trust 2024-1A 144A, 5.31%, 6/17/30 (a)	1,938
2,627,212	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 6.29%, 9/15/35 (a)(b)	2,616
2,850,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	2,899
2,300,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	2,324
8,487,917	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (a)	8,232
2,000,000	Carvana Auto Receivables Trust 2025-P1, 4.55%, 5/10/30	2,013
3,760,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	3,705
7,500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	7,227
7,650,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (a)	7,293
867,094	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a)	871
1,977,142	Drive Auto Receivables Trust 2025-S1 144A, 6.04%, 6/16/29 (a)	1,993
4,000,000	Drive Auto Receivables Trust 2025-2, 4.90%, 12/15/32	3,969
1,950,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	1,945
1,030,000	Enterprise Fleet Financing LLC 2023-3 144A, 6.41%, 6/20/30 (a)	1,068
1,350,000	Exeter Automobile Receivables Trust 2024-4A, 5.48%, 8/15/30	1,360
1,900,000	Exeter Select Automobile Receivables Trust 2025-3, 4.18%, 12/16/30	1,898
5,150,000	GMF Floorplan Owner Revolving Trust 2024-4A 144A, 4.73%, 11/15/29 (a)	5,215
1,000,000	GreatAmerica Leasing Receivables Funding LLC 2025-1 144A, 4.49%, 4/16/29 (a)	1,010
1,600,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	1,667
3,100,000	HPEFS Equipment Trust 2024-2A 144A, 5.36%, 10/20/31 (a)	3,119
1,000,000	Kubota Credit Owner Trust 2024-2A 144A, 5.19%, 5/15/30 (a)	1,027
1,750,000	Kubota Credit Owner Trust 2025-2A 144A, 4.57%, 11/15/30 (a)	1,780
3,000,000	M&T Equipment Notes 2025-1A 144A, 4.78%, 9/17/29 (a)	3,049

Principal or Shares	Security Description	Value (000)
6,500,000	Nissan Master Owner Trust Receivables 2024-B 144A, 5.05%, 2/15/29 (a)	$6,579
4,400,000	Onemain Financial Issuance Trust 2025-1A 144A, 4.82%, 7/14/38 (a)	4,449
1,409,810	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	1,411
5,000,000	PFS Financing Corp. 2024-F 144A, 4.75%, 8/15/29 (a)	5,052
3,770,720	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (a)	3,817
1,598,504	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (a)	1,614
3,078,334	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	3,104
2,530,987	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (a)(c)	2,545
3,500,000	Santander Bank Auto Credit-Linked Notes Series 2023-A 144A, 13.75%, 6/15/33 (a)	3,700
1,920,200	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	1,922
4,154,960	Santander Drive Auto Receivables Trust 2024-S2 144A, 5.80%, 12/16/28 (a)	4,155
1,214,692	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	1,214
2,500,000	Santander Drive Auto Receivables Trust 2024-2, 5.78%, 7/16/29	2,533
1,777,948	Securitized Term Auto Receivables Trust 2025-B 144A, 5.12%, 12/29/32 (a)	1,790
2,400,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	2,371
5,000,000	Switch ABS Issuer LLC 2024-2A 144A, 5.44%, 6/25/54 (a)	5,021
975,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	950
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	1,038
354,025	Westlake Automobile Receivables Trust 2021- 3A 144A, 2.12%, 1/15/27 (a)	354
4,810,000	Westlake Automobile Receivables Trust 2023- 1A 144A, 6.79%, 11/15/28 (a)	4,921
4,000,000	Wheels Fleet Lease Funding LLC 2025-1A 144A, 4.57%, 1/18/40 (a)	4,030
3,700,000	Wheels Fleet Lease Funding LLC 2025-3A 144A, 4.08%, 9/18/40 (a)	3,706
4,432,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	4,288

Total Asset Backed (Cost - $149,698)		149,856

Corporate Bond (31%)
Financial (19%)
2,400,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	2,443
3,570,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	3,626
930,000	Ally Financial Inc., (Secured Overnight Financing Rate + 1.960%), 5.74%, 5/15/29 (b)	949
2,890,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 4.73%, 4/25/29 (b)	2,934
3,345,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.810%), 4.35%, 7/20/29 (b)	3,366

17 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
4,025,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (a)	$4,043
975,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	984
4,945,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	5,029
995,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (a)	1,000
4,000,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (b)	4,076
4,680,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 4.62%, 5/09/29 (b)	4,738
1,470,000	Bank of New York Mellon, (U.S. Secured Overnight Financing Rate + 1.135%), 4.73%, 4/20/29 (b)	1,494
4,660,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.890%), 4.93%, 2/14/29 (b)	4,737
1,445,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.080%), 4.48%, 11/11/29 (b)	1,448
5,000,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	4,934
1,520,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (a)	1,508
4,945,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.450%), 4.79%, 5/09/29 (a) (b)	4,990
1,600,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	1,608
850,000	Brown & Brown Inc., 4.70%, 6/23/28	858
2,870,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a) (b)	2,891
2,605,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (b)	2,676
1,100,000	Citadel Finance LLC 144A, 5.90%, 2/10/30 (a)	1,112
4,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.143%), 4.64%, 5/07/28 (b)	4,329
4,685,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.870%), 4.79%, 3/04/29 (b)	4,747
1,960,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	1,993
1,270,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	1,311
720,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	756
2,455,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (b)	2,482
4,090,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.900%), 4.15%, 10/21/29 (b)	4,079
1,730,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (a)	1,732
3,860,000	HPS Corporate Lending Fund 144A, 5.30%, 6/05/27 (a)	3,875
1,390,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	1,405
2,515,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 4.98%, 7/22/28 (b)	2,552
1,915,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	1,930
4,723,000	KeyBank N.A., 5.85%, 11/15/27	4,862

Principal or Shares	Security Description	Value (000)
1,540,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	$1,559
1,620,000	Main Street Capital Corp., 5.40%, 8/15/28	1,620
1,190,000	Manufacturers & Traders Trust Co., (U.S. Secured Overnight Financing Rate + 0.950%), 4.76%, 7/06/28 (b)(d)	1,201
2,440,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.380%), 4.99%, 4/12/29 (b)	2,486
2,545,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.930%), 4.97%, 7/14/28 (b)(d)	2,581
2,935,000	Morgan Stanley Private Bank N.A., (U.S. Secured Overnight Financing Rate + 0.770%), 4.47%, 7/06/28 (b)	2,950
715,000	North Haven Private Income Fund LLC 144A, 5.13%, 9/25/28 (a)	711
544,000	OneMain Finance Corp., 7.13%, 3/15/26	548
3,350,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	3,291
5,215,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 0.890%), 4.50%, 8/06/29 (b)	5,257
795,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	802
4,525,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.47%, 3/20/29 (b)	4,605
2,850,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (a)	2,835
3,800,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (a)	3,693
645,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (a)	672
685,000	Synchrony Financial, (U.S. Secured Overnight Financing Rate + 1.395%), 5.02%, 7/29/29 (b)	690
1,185,000	Toronto-Dominion Bank, 4.86%, 1/31/28	1,205
2,950,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.770%), 4.42%, 7/24/28 (b)	2,962
2,440,000	U.S. Bank N.A., (U.S. Secured Overnight Financing Rate + 0.910%), 4.73%, 5/15/28 (b)	2,461
2,240,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	2,292
2,205,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a) (b)	2,200
1,930,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	1,973
3,610,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (b)	3,676
3,905,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.08%, 9/15/29 (b)	3,895
480,000	XHR LP 144A, 6.63%, 5/15/30 (a)	491

		154,153

Industrial (8%)
830,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	858
1,020,000	AGCO Corp., 5.45%, 3/21/27	1,035
1,595,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	1,594
440,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (a)	444

Annual Financial Statements and Other Information 18

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
1,550,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	$1,546
1,000,000	Alumina Pty Ltd. 144A, 6.13%, 3/15/30 (a)	1,026
3,270,000	Amrize Finance U.S. LLC 144A, 4.70%, 4/07/28 (a)	3,307
4,465,000	ArcelorMittal SA, 6.55%, 11/29/27	4,645
760,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (a)	782
1,900,000	Boeing Co., 6.26%, 5/01/27	1,953
2,365,000	Carnival Corp. 144A, 4.00%, 8/01/28 (a)	2,328
590,000	Carnival Corp. 144A, 5.13%, 5/01/29 (a)	598
795,000	Carnival Corp. 144A, 5.75%, 3/15/30 (a)	819
1,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	1,542
1,065,000	Cencora Inc., 4.63%, 12/15/27	1,078
3,190,000	CommonSpirit Health, 6.07%, 11/01/27	3,299
940,000	CoreWeave Inc. 144A, 9.25%, 6/01/30 (a)	950
760,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	763
415,000	Daimler Truck Finance North America LLC 144A, 4.30%, 8/12/27 (a)	416
1,770,000	Daimler Truck Finance North America LLC 144A, 5.13%, 9/25/27 (a)	1,799
1,015,000	Daimler Truck Finance North America LLC 144A, 4.95%, 1/13/28 (a)	1,028
2,600,000	Dell International LLC/EMC Corp., 4.15%, 2/15/29	2,597
1,770,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (a)	1,797
1,085,000	HCA Inc., 5.00%, 3/01/28	1,105
2,555,000	Hewlett Packard Enterprise Co., 4.15%, 9/15/28	2,551
935,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 4/01/29 (a)	955
4,075,000	Hyundai Capital America 144A, 4.88%, 6/23/27 (a)	4,113
1,525,000	Icon Investments Six DAC, 5.81%, 5/08/27	1,557
2,300,000	Las Vegas Sands Corp., 5.90%, 6/01/27	2,344
1,550,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	1,546
680,000	Meritage Homes Corp., 5.13%, 6/06/27	685
1,650,000	Microchip Technology Inc., 4.90%, 3/15/28	1,671
1,895,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 8/19/28	1,898
1,025,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (a)	1,037
2,945,000	Regal Rexnord Corp., 6.05%, 2/15/26	2,954
1,060,000	Rio Tinto Finance USA PLC, 4.50%, 3/14/28	1,072
1,550,000	Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (a)	1,538
1,960,000	Synopsys Inc., 4.65%, 4/01/28	1,982
1,280,000	TD SYNNEX Corp., 4.30%, 1/17/29	1,277
1,565,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	1,578

		66,067

Utility (4%)
1,270,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (a)	1,287
3,240,000	Antero Resources Corp. 144A, 5.38%, 3/01/30 (a)	3,265
725,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (a)	753
2,145,612	Brazos Securitization LLC 144A, 5.01%, 9/01/31 (a)	2,183
1,505,000	EOG Resources Inc., 4.40%, 7/15/28	1,521
3,906,000	EQT Corp. 144A, 3.13%, 5/15/26 (a)	3,871
1,610,000	Evergy Kansas Central Inc., 4.70%, 3/13/28	1,625
2,280,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (a)	2,328

Principal or Shares	Security Description	Value (000)
640,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (a)	$664
3,700,000	National Fuel Gas Co., 5.50%, 10/01/26	3,741
1,165,000	Repsol E&P Capital Markets U.S. LLC 144A, 4.81%, 9/16/28 (a)	1,168
550,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	574
1,550,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	1,545
1,550,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,643
580,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (a)	584
935,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (a)	936
1,430,000	Vistra Operations Co. LLC 144A, 4.30%, 10/15/28 (a)	1,425
3,650,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)	3,743

		32,856

Total Corporate Bond (Cost - $249,972)		253,076

Mortgage Backed (16%)
2,500,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.310%), 5.34%, 8/18/42 (a)(b)	2,498
115,844,786	Benchmark Mortgage Trust 2018-B6, 0.39%, 10/10/51 (c)	855
2,300,000	BHMS Commercial Mortgage Trust 2025-ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.88%, 8/15/42 (a)(b)	2,310
4,175,441	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 5.30%, 8/19/38 (a)(b)	4,173
2,120,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.714%), 5.75%, 8/19/38 (a)(b)	2,111
968,828	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.064%), 5.10%, 9/15/36 (a)(b)	968
2,320,088	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 5.82%, 2/15/39 (a)(b)	2,328
4,400,000	BX Commercial Mortgage Trust 2024-GPA2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.57%, 11/15/41 (a)(b)	4,406
1,380,000	BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a)	1,354
3,600,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.97%, 6/15/41 (a)(b)	3,605
3,100,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.92%, 3/15/42 (a)(b)	3,106
4,200,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.73%, 7/15/44 (a)(b)	4,223
4,213,726	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.164%), 5.20%, 5/15/38 (a)(b)	4,187
21,461,885	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (c)	580
2,158,491	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (a)	2,173
2,504,741	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	2,516
1,858,430	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (a)	1,876

19 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
4,341,868	COLT Mortgage Loan Trust 2025-6 144A, 5.53%, 8/25/70 (a)	$4,377
2,700,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.98%, 1/25/44 (a)(b)	2,723
2,600,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.98%, 2/25/44 (a)(b)	2,622
1,150,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.78%, 9/25/44 (a)(b)	1,154
2,131,629	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(c)	2,145
4,488,716	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (a)(c)	4,497
4,875,273	Freddie Mac REMIC 5057, 1.00%, 4/15/54	4,546
1,000,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.63%, 10/25/44 (a)(b)	1,001
345,486	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 6.68%, 3/25/52 (a)(b)	349
4,350,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.66%, 10/19/39 (a)(b)	4,364
1,000,000	Greystone CRE Notes HC-4 LLC 2025-HC4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.240%), 6.39%, 10/15/42 (a)(b)	999
1,948,832	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 5.87%, 10/15/41 (a)(b)	1,958
1,977,862	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (a)	1,992
2,000,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.33%, 5/15/39 (a)(b)	1,937
3,439,902	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.864%), 5.90%, 7/15/36 (a)(b)	3,444
2,000,000	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (a)(c)	1,997
1,636,582	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (a)(c)	1,598
1,114,364	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(c)	1,077
1,600,000	NYC Commercial Mortgage Trust 2025-28L 144A, 4.67%, 11/05/38 (a)(c)	1,600
2,068,473	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	2,071
4,496,463	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	4,516
1,667,653	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,665
1,678,949	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	1,687
1,661,042	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(c)	1,669

Principal or Shares	Security Description	Value (000)
754,801	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	$759
3,746,038	OBX Trust 2025-NQM6 144A, 5.60%, 3/25/65 (a)	3,781
1,443,453	OBX Trust 2025-NQM14 144A, 5.16%, 7/25/65 (a)	1,454
4,850,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 4.85%, 3/15/36 (a)(b)	4,787
3,133,892	Provident Funding Mortgage Trust 2020-F1 144A, 2.00%, 1/25/36 (a)(c)	2,810
1,079,502	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)(c)	1,082
1,725,147	Verus Securitization Trust 2025-4 144A, 5.45%, 5/25/70 (a)	1,738
3,252,992	Verus Securitization Trust 2025-7 144A, 5.13%, 8/25/70 (a)	3,262
2,950,000	Wells Fargo Commercial Mortgage Trust 2024- MGP 144A, (1 mo. Term Secured Overnight Financing Rate + 2.939%), 6.97%, 8/15/41 (a) (b)	2,950
4,000,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 1.693%), 5.73%, 10/15/42 (a) (b)	4,012

Total Mortgage Backed (Cost - $127,155)		125,892

Municipal (1%)
1,575,000	California Earthquake Authority A, 5.60%, 7/01/27	1,595
8,850,339	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	9,121

Total Municipal (Cost - $10,425)		10,716

U.S. Treasury (32%)
52,200,000	U.S. Treasury Note, 3.50%, 9/30/26	52,084
6,305,000	U.S. Treasury Note, 4.13%, 10/31/26	6,329
4,405,000	U.S. Treasury Note, 4.25%, 11/30/26	4,429
32,835,000	U.S. Treasury Note, 4.25%, 12/31/26	33,034
3,880,000	U.S. Treasury Note, 4.63%, 6/15/27	3,941
47,735,000	U.S. Treasury Note, 3.75%, 6/30/27	47,831
5,840,000	U.S. Treasury Note, 3.88%, 7/31/27	5,865
5,020,000	U.S. Treasury Note, 3.75%, 8/15/27	5,031
12,205,000	U.S. Treasury Note, 3.63%, 8/31/27	12,208
10,175,000	U.S. Treasury Note, 3.38%, 9/15/27	10,133
1,000,000	U.S. Treasury Note, 3.50%, 9/30/27	998
14,055,000	U.S. Treasury Note, 3.75%, 5/15/28	14,109
30,370,000	U.S. Treasury Note, 3.88%, 6/15/28	30,589
7,430,000	U.S. Treasury Note, 3.88%, 7/15/28	7,483
18,570,000	U.S. Treasury Note, 3.38%, 9/15/28	18,459
3,225,000	U.S. Treasury Note, 3.50%, 10/15/28	3,216

Total U.S. Treasury (Cost - $254,954)		255,739

Investment Company (2%)
13,658,334	Payden Cash Reserves Money Market Fund *
	(Cost - $13,658)	13,658

Total Investments (Cost - $805,862) (101%)		808,937
Liabilities in excess of Other Assets (-1%)		(4,326)

Net Assets (100%)		$804,611

Annual Financial Statements and Other Information 20

Payden Low Duration Fund continued

*	Affiliated investment.
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $112 and the total market value of the collateral held by the Fund is $116. Amounts in 000s.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	989	Dec-25	$205,952	$(45)	$(45)
U.S. Treasury 5-Year Note Future	302	Dec-25	32,982	(11)	(11)

Total Futures					$(56)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$112
Non-cash Collateral[2]	(112)

Net Amount	$–

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

21 Payden Mutual Funds

Payden U.S. Government Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Mortgage Backed (44%)
730,609	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	$717
1,547,431	Fannie Mae-Aces 2017-M15, 3.16%, 11/25/27 (a)	1,526
938,914	FH 841779 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.335%), 4.44%, 6/01/54 (b)	936
694,947	FH 8C0092 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 1.54%, 8/01/51 (b)	655
808,362	FH 8C0312 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 4.45%, 7/01/52 (b)	808
700,000	FHLMC Multifamily Structured Pass-Through Certificates K058, 2.65%, 8/25/26	692
1,004,718	FHLMC Multifamily Structured Pass-Through Certificates K061, 3.35%, 11/25/26 (a)	995
1,200,000	FHLMC Multifamily Structured Pass-Through Certificates K505, 4.82%, 6/25/28	1,225
219,282	FHLMC Multifamily Structured Pass-Through Certificates Q013, 6.35%, 5/25/50 (a)	219
190,560	FN AS4186 15YR, 2.50%, 1/01/30	186
122,640	FN AS6443 15YR, 3.00%, 12/01/30	120
211,103	FN AS8013 15YR, 2.50%, 9/01/31	204
241,322	FN BM4153 15YR, 3.00%, 6/01/33	236
1,126,757	FN BM7166 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.346%), 5.14%, 3/01/53 (b)	1,147
376,324	FN BP6814 ARM, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Year + 1.610%), 2.29%, 5/01/50 (b)	354
647,774	FN BR9966 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.610%), 1.92%, 5/01/51 (b)	594
701,942	FN BV2462 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.131%), 3.79%, 6/01/52 (b)	692
904,970	FN CB9937 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.284%), 5.05%, 2/01/55 (b)	918
932,313	FN FS2395 15YR, 3.50%, 7/01/37	908

274,729	FN FS3564 15YR, 3.50%, 7/01/38	266
914,775	FN MA4694 15YR, 3.50%, 8/01/37	887
1,431,850	FN MA4869 30YR, 5.50%, 1/01/53	1,454
763,739	FN MA5072 30YR, 5.50%, 7/01/53	772
656,347	FN MA5110 15YR, 5.00%, 8/01/38	664
439,492	FNR 2024-21 DA 2024-21, 5.50%, 12/25/46	440
50,094	FNR FA 2002-10, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.864%), 5.05%, 2/25/32 (b)	50
531,818	FR SB8192 15YR, 5.00%, 10/01/37	538
1,205,702	FR SB8206 15YR, 5.00%, 1/01/38	1,220
775,871	FR SD8308 30YR, 5.50%, 3/01/53	788
1,386,183	FR SD8452 30YR, 5.00%, 8/01/54	1,380
1,077,243	FR SD8461 30YR, 5.00%, 9/01/54	1,073
472,661	Freddie Mac REMICS 5451, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.28%, 9/25/54 (b)	474

Principal or Shares	Security Description	Value (000)
514,561	FRESB Mortgage Trust 2021-SB83, 0.63%, 1/25/26 (a)	$512
666,198	FRESB Mortgage Trust 2017-SB38, 2.92%, 8/25/27 (a)	653
651,996	FRESB Mortgage Trust 2018-SB56, 3.69%, 10/25/28 (a)	645
627,251	FRESB Mortgage Trust 2019-SB59, 3.47%, 1/25/29 (a)	617
828,956	FRESB Mortgage Trust 2020-SB79, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.814%), 3.56%, 7/25/40 (b)	824
195,078	G2 778200, 4.00%, 2/20/32	193
163,551	G2 778203, 4.75%, 2/20/32	165
504,895	G2 AD0857, 3.75%, 9/20/33	495
194,832	G2 AY5132, 3.25%, 7/20/37	186
416,665	G2 AY5138, 3.25%, 12/20/37	397
194,894	GN 728153, 5.50%, 10/15/29	198

Total Mortgage Backed (Cost - $28,122)		28,023

U.S. Treasury (53%)
2,500,000	U.S. Treasury Note, 3.63%, 5/15/26	2,498
6,000,000	U.S. Treasury Note, 4.38%, 12/15/26	6,043
7,700,000	U.S. Treasury Note, 4.00%, 1/15/27	7,728
5,500,000	U.S. Treasury Note, 3.25%, 6/30/27	5,468
6,000,000	U.S. Treasury Note, 3.75%, 8/15/27	6,014
1,000,000	U.S. Treasury Note, 3.50%, 9/30/27	998
2,500,000	U.S. Treasury Note, 4.13%, 10/31/27	2,525
2,500,000	U.S. Treasury Note, 4.00%, 2/29/28	2,522

Total U.S. Treasury (Cost - $33,586)		33,796

Investment Company (2%)
1,270,765	Payden Cash Reserves Money Market Fund *
	(Cost - $1,271)	1,271

Purchase Options (0%)
Total Purchase Options (Cost - $20)		13

Total Investments (Cost - $62,999) (99%)		63,103
Other Assets, net of Liabilities (1%)		445

Net Assets (100%)		$63,548

*	Affiliated investment.
(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.

Annual Financial Statements and Other Information 22

Payden U.S. Government Fund continued

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 10YR Note	30	$1,266	$115	02/20/2026	$13	Call

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	34	Dec-25	$3,831	$6	$6
U.S. Treasury 2-Year Note Future	40	Dec-25	8,330	(3)	(3)
U.S. Treasury 5-Year Note Future	30	Dec-25	3,276	—	—

Total Futures					$3

See notes to financial statements.

23 Payden Mutual Funds

Payden GNMA Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Mortgage Backed (121%)
422,253	FHLMC Multifamily Structured Pass-Through Certificates KF60, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.91%, 2/25/26 (a)	$422
293,936	FHLMC Multifamily Structured Pass-Through Certificates KF62, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.594%), 4.90%, 4/25/26 (a)	294
725,059	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 4.91%, 7/25/26 (a)	725
890,000	FHLMC Multifamily Structured Pass-Through Certificates K058, 2.72%, 8/25/26 (b)	879
115,887	FHLMC Multifamily Structured Pass-Through Certificates KF74, (1 mo. Secured Overnight Financing Rate Index + 0.530%), 4.83%, 1/25/27 (a)	116
756,287	FHLMC Multifamily Structured Pass-Through Certificates KS09, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.484%), 4.67%, 10/25/27 (a)	755
766,259	FHLMC Multifamily Structured Pass-Through Certificates KF50, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.514%), 4.82%, 7/25/28 (a)	766
269,187	FHLMC Multifamily Structured Pass-Through
	Certificates Q013, 6.35%, 5/25/50 (b)	269
644,562	FN 468110, 5.29%, 5/01/26	643
974,617	FN AL6513, 5.00%, 7/01/44	998
179,175	FN BM2007 30YR, 4.00%, 9/01/48	173
488,968	FN CB4211 30YR, 4.50%, 7/01/52	479
805,831	FN CB9019 30YR, 6.00%, 8/01/54	826
388,114	FN FS8791 30YR, 6.00%, 8/01/54	398
1,157,539	FN MA3238 30YR, 3.50%, 1/01/48	1,086
1,578,186	FN MA4918 30YR, 5.00%, 2/01/53	1,578
57,800	FNR FA 2007-110, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.734%), 4.92%, 12/25/37 (a)	58
853,711	FR RA7790 30YR, 5.00%, 8/01/52	855
648,882	FR SD8199 30YR, 2.00%, 3/01/52	529
916,502	Freddie Mac REMICS 5451, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.28%, 9/25/54 (a)	919
475,151	FRESB Mortgage Trust 2017-SB41, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.814%), 5.12%, 9/25/37 (a)	475
120,569	G2 3711 30YR, 5.50%, 5/20/35	125
94,240	G2 3772 30YR, 5.00%, 10/20/35	96
199,378	G2 3785 30YR, 5.00%, 11/20/35	204
235,261	G2 4802 30YR, 5.00%, 9/20/40	242
802,503	G2 4853 30YR, 4.00%, 11/20/40	791
296,371	G2 5083 30YR, 5.00%, 6/20/41	304
939,857	G2 5115 30YR, 4.50%, 7/20/41	948
805,500	G2 5258 30YR, 3.50%, 12/20/41	766
419,283	G2 770239 30YR, 4.00%, 2/20/42	406
414,902	G2 785023 15YR, 3.00%, 5/20/34	406
1,165,389	G2 785219 30YR, 2.00%, 12/20/50	961
424,354	G2 785289 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.04%, 12/20/47 (a)	433

Principal or Shares	Security Description	Value (000)
1,089,528	G2 785524 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.537%), 5.26%, 12/20/41 (a)	$1,109
30,446	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/27 (a)	30
62,789	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 3/20/27 (a)	63
45,109	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 4/20/27 (a)	45
114,935	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 5/20/27 (a)	115
281,207	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/28 (a)	281
80,869	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/28 (a)	81
114,774	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 2/20/28 (a)	115
194,150	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 4/20/28 (a)	195
245,850	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 9/20/29 (a)	247
293,837	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 9/20/32 (a)	295
582,191	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.75%, 12/20/33 (a)	596
225,269	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 2/20/34 (a)	229
370,211	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 2/20/34 (a)	377
357,411	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 3/20/35 (a)	364
392,138	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 5/20/38 (a)	401
214,819	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 7/20/38 (a)	219
435,807	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/40 (a)	445
259,497	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.63%, 1/20/40 (a)	265
31,296	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.75%, 1/20/42 (a)	32

Annual Financial Statements and Other Information 24

Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)
49,332	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.75%, 10/20/26 (a)	$49
695,531	G2 AY5132, 3.25%, 7/20/37	663
833,782	G2 AY5138, 3.25%, 12/20/37	795
120,318	G2 MA0312, 3.50%, 8/20/42	109
151,063	G2 MA0387, 3.50%, 9/20/42	137
1,109,195	G2 MA0698 30YR, 3.00%, 1/20/43	1,029
1,006,424	G2 MA1012 30YR, 3.50%, 5/20/43	956
892,218	G2 MA1089 30YR, 3.00%, 6/20/43	825
869,623	G2 MA1520 30YR, 3.00%, 12/20/43	803
811,798	G2 MA2304 30YR, 4.00%, 10/20/44	786
741,269	G2 MA2522 30YR, 4.00%, 1/20/45	717
454,158	G2 MA2767 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 5.50%, 4/20/45 (a)	465
357,842	G2 MA3454 30YR, 3.50%, 2/20/46	335
1,134,796	G2 MA3662 30YR, 3.00%, 5/20/46	1,036
698,535	G2 MA3663 30YR, 3.50%, 5/20/46	653
1,306,444	G2 MA3735 30YR, 3.00%, 6/20/46	1,194
562,576	G2 MA3936 30YR, 3.00%, 9/20/46	514
475,124	G2 MA4069 30YR, 3.50%, 11/20/46	444
570,580	G2 MA4195 30YR, 3.00%, 1/20/47	521
356,895	G2 MA4197 30YR, 4.00%, 1/20/47	344
551,254	G2 MA4262 30YR, 3.50%, 2/20/47	514
714,020	G2 MA4321 30YR, 3.50%, 3/20/47	666
395,886	G2 MA4322 30YR, 4.00%, 3/20/47	381
951,476	G2 MA4382 30YR, 3.50%, 4/20/47	888
292,446	G2 MA4510 30YR, 3.50%, 6/20/47	274
631,682	G2 MA4719 30YR, 3.50%, 9/20/47	587
463,764	G2 MA4962 30YR, 3.50%, 1/20/48	432
1,008,048	G2 MA5265 30YR, 4.50%, 6/20/48	1,004
1,729,224	G2 MA6473 30YR, 2.50%, 2/20/50	1,504
514,713	G2 MA6709 30YR, 2.50%, 6/20/50	447
2,025,147	G2 MA6818 30YR, 2.00%, 8/20/50	1,687
1,248,538	G2 MA6930 30YR, 2.00%, 10/20/50	1,040
1,789,245	G2 MA6931 30YR, 2.50%, 10/20/50	1,555
1,849,304	G2 MA7051 30YR, 2.00%, 12/20/50	1,540
1,992,396	G2 MA7367 30YR, 2.50%, 5/20/51	1,727
724,846	G2 MA7471 30YR, 2.00%, 7/20/51	604
1,277,445	G2 MA7472 30YR, 2.50%, 7/20/51	1,107
714,934	G2 MA7473 30YR, 3.00%, 7/20/51	644
2,153,281	G2 MA7533 30YR, 2.00%, 8/20/51	1,793
1,661,198	G2 MA7535 30YR, 3.00%, 8/20/51	1,495
2,220,062	G2 MA7589 30YR, 2.50%, 9/20/51	1,924
2,178,781	G2 MA7648 30YR, 2.00%, 10/20/51	1,814
1,754,179	G2 MA7705 30YR, 2.50%, 11/20/51	1,521
920,451	G2 MA7706 30YR, 3.00%, 11/20/51	828
2,448,727	G2 MA7767 30YR, 2.50%, 12/20/51	2,122
760,633	G2 MA7768 30YR, 3.00%, 12/20/51	684
1,506,756	G2 MA7881 30YR, 2.50%, 2/20/52	1,306
372,806	G2 MA7882 30YR, 3.00%, 2/20/52	335
2,010,485	G2 MA7987 30YR, 2.50%, 4/20/52	1,743
743,240	G2 MA7990 30YR, 4.00%, 4/20/52	709
751,489	G2 MA8097 30YR, 2.50%, 6/20/52	651
805,788	G2 MA8146 30YR, 2.00%, 7/20/52	672
782,574	G2 MA8200 30YR, 4.00%, 8/20/52	748
394,024	G2 MA8266 30YR, 3.50%, 9/20/52	365
1,027,270	G2 MA8570 30YR, 5.50%, 1/20/53	1,044
1,332,129	G2 MA8648 30YR, 5.50%, 2/20/53	1,353
764,130	G2 MA8948 30YR, 5.50%, 6/20/53	775
1,807,378	G2 MA9726 30YR, 6.00%, 6/20/54	1,846
405,012	G2 MA9779 30YR, 5.50%, 7/20/54	409
1,400,903	G2 MB0026 30YR, 5.50%, 11/20/54	1,417
1,700,000	G2SF, 3.50%, 11/20/5530YR TBA (c)	1,556

Principal or Shares	Security Description	Value (000)
2,700,000	G2SF, 4.50%, 11/20/5530YR TBA (c)	$2,636
4,400,000	G2SF, 5.00%, 11/20/5530YR TBA (c)	4,387
5,010,000	G2SF, 5.50%, 11/20/5530YR TBA (c)	5,052
5,530,000	G2SF, 6.00%, 11/20/5530YR TBA (c)	5,629
1,030,000	G2SF, 6.50%, 11/20/5530YR TBA (c)	1,062
10,185	GN 455989, 5.00%, 7/15/26	10
18,617	GN 558954, 5.25%, 5/15/29	19
175,152	GN 558956, 4.50%, 6/15/29	175
85,623	GN 605099 30YR, 5.50%, 3/15/34	89
208,792	GN 616826 30YR, 5.50%, 1/15/35	214
442,504	GN 710868 30YR, 5.50%, 9/15/39	460
117,790	GN 728153, 5.50%, 10/15/29	120
34,612	GN 728159, 5.25%, 11/15/29	35
87,738	GN 781810 30YR, 5.50%, 10/15/34	91
771,718	GNR 2009-22 FA 2009-22, (1 mo. Term Secured Overnight Financing Rate + 0.844%), 4.88%, 4/20/39 (a)	774
234,592	GNR AF 2012-18, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 4.45%, 2/20/38 (a)	235
418,501	GNR F 2004-56, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.55%, 6/20/33 (a)	418
87,443	GNR FA 2001-35, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.40%, 8/16/31 (a)	87
159,695	GNR FB 2007-76, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 4.65%, 11/20/37 (a)	160
434,629	GNR FB 2008-11, (1 mo. Term Secured Overnight Financing Rate + 0.714%), 4.75%, 2/20/38 (a)	435
231,650	GNR FC 2003-71, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 4.65%, 7/20/33 (a)	231
369,515	GNR FC 2007-54, (1 mo. Term Secured Overnight Financing Rate + 0.374%), 4.41%, 9/20/37 (a)	365
689,853	GNR FC 2018-91, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 4.55%, 7/20/48 (a)	676
228,953	GNR FG 2004-86, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.55%, 7/20/34 (a)	229
308,306	GNR FH 2004-59, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.40%, 8/16/34 (a)	308
132,777	GNR FH 2008-2, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 4.60%, 1/20/38 (a)	132
517,379	GNR FJ 2019-6, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 4.55%, 1/20/49 (a)	507
392,193	GNR FK 2006-60, (1 mo. Term Secured Overnight Financing Rate + 0.314%), 4.35%, 11/20/36 (a)	392
231,788	GNR LF 2011-153, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 4.40%, 7/16/41 (a)	229
530,029	GNR UF 2008-67, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 4.60%, 6/20/38 (a)	530

Total Mortgage Backed (Cost - $108,633)		106,202

25 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Investment Company (2%)
1,473,363	Payden Cash Reserves Money Market Fund *
	(Cost - $1,473)	$1,473

Purchase Options (0%)
Total Purchase Options (Cost - $27)		17

Total Investments (Cost - $110,133) (123%)		107,692
Liabilities in excess of Other Assets (-23%)		(20,203)

Net Assets (100%)		$87,489

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security was purchased on a delayed delivery basis.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 10YR Note	40	$17	$115	02/20/2026	$17	Call

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	46	Dec-25	$5,183	$20	$20

See notes to financial statements.

Annual Financial Statements and Other Information 26

Payden Core Bond Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
4,000,000	AGL CLO Ltd. 2022-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.190%), 5.07%, 1/20/37 (a)(b)	$3,997
1,600,000	American Credit Acceptance Receivables Trust 2024-1 144A, 7.98%, 11/12/31 (b)	1,643
2,800,000	Bain Capital Credit CLO Ltd. 2020-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.210%), 5.07%, 10/23/34 (a)(b)	2,803
3,700,000	Basswood Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.030%), 4.91%, 4/20/34 (a)(b)	3,700
3,800,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.18%, 1/17/35 (a)(b)	3,807
2,709,473	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (b)	2,525
3,225,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (b)(c)	2,283
2,800,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (b)	2,759
1,186,285	Drive Auto Receivables Trust 2025-S1 144A, 6.04%, 6/16/29 (b)	1,196
3,100,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (b)	3,091
2,350,000	Flatiron CLO LLC 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.12%, 4/17/36 (a)(b)	2,348
4,700,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.13%, 4/16/34 (a)(b)	4,707
558,235	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (b)	567
2,150,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.48%, 7/20/36 (a)(b)	2,150
3,600,000	LCM Ltd. 39A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.340%), 5.24%, 10/15/34 (a)(b)	3,601
3,550,000	Madison Park Funding LII Ltd. 2021-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 4.96%, 1/22/35 (a)(b)	3,548
2,000,000	Madison Park Funding XLVIII Ltd. 2021-48A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.262%), 6.15%, 4/19/33 (a)(b)	2,003
1,337,062	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (b)	1,173
693,716	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (b)	694
3,725,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 5.42%, 4/16/37 (a)(b)	3,733
1,862,084	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (b)	1,885
1,175,371	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (b)	1,187
2,404,948	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (b)	2,425
2,920,369	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (b)(d)	2,936

Principal or Shares	Security Description	Value (000)
4,253,586	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (b)	$4,242
4,500,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.13%, 7/20/35 (a)(b)	4,504
1,101,141	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 5.31%, 10/20/31 (a)(b)	1,102
4,700,000	RR Ltd. 2021-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.95%, 7/15/36 (a)(b)	4,700
150	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (e)	1,680
539,863	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (b)	540
63	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, 4/18/28 (e)	1,579
500,000	Sona Fios CLO I DAC 1A 144A, (3 mo. EURIBOR + 2.500%), 7.91%, 7/15/36 EUR (a) (b)(c)	576
2,679,750	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (b)	2,746
3,000,000	Taco Bell Funding LLC 2025-1A 144A, 4.82%, 8/25/55 (b)	2,992
1,500,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (b)	1,557

Total Asset Backed (Cost - $86,579)		86,979

Bank Loan(f) (1%)
1,153,354	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.50%, 8/20/31	1,157
2,487,473	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.00%, 4/01/30	2,509
1,690,000	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.19%, 10/09/30	1,686
2,772,000	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.00%, 11/30/30	2,670

Total Bank Loan (Cost - $7,986)		8,022

Corporate Bond (35%)
Financial (17%)
2,450,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (a)(g)	2,403
1,750,000	Ally Financial Inc., (Secured Overnight Financing Rate + 1.960%), 5.74%, 5/15/29 (a)	1,786
2,250,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (a)	2,374
1,800,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (a)	1,855
2,400,000	AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (b)	1,619
2,100,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (b)	2,109
1,800,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,822

27 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,450,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (a)	$2,442
635,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (b)	619
2,200,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (a)	2,153
5,500,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 4.62%, 5/09/29 (a)	5,568
3,400,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.452%), 2.88%, 10/22/30 (a)	3,230
3,000,000	Bank of Montreal f2f, (U.S. Secured Overnight Financing Rate + 0.880%), 4.57%, 9/10/27 (a) (h)	3,009
2,050,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (a)	2,189
2,100,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (a)	2,117
1,500,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (b)	1,548
2,330,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,299
2,000,000	Blue Owl Capital Corp., 5.95%, 3/15/29	2,027
2,150,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (b)	2,296
1,375,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (a)	1,551
5,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.463%), 4.95%, 5/07/31 (a)	5,408
3,400,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.50%, 9/11/31 (a)	3,405
4,800,000	Corebridge Financial Inc., 3.90%, 4/05/32	4,571
1,550,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,612
2,250,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 1.219%), 2.31%, 11/16/27 (a)	2,205
2,670,000	Equinix Inc., 1.80%, 7/15/27	2,567
1,950,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	1,867
8,500,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.580%), 5.22%, 4/23/31 (a)	8,774
1,600,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (b)	1,602
1,000,000	HPS Corporate Lending Fund 144A, 5.30%, 6/05/27 (b)	1,004
3,000,000	HPS Corporate Lending Fund 144A, 4.90%, 9/11/28 (b)	2,979
3,000,000	Huntington Bancshares Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 6.14%, 11/18/39 (a)	3,109
1,000,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 0.720%), 4.87%, 4/12/28 (a)	1,009
2,900,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	3,485

Principal or Shares	Security Description	Value (000)
2,150,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	$2,161
1,337,000	JAB Holdings BV 144A, 2.20%, 11/23/30 (b)	1,181
3,750,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (a)	3,780
5,000,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.435%), 5.10%, 4/22/31 (a)	5,165
2,500,000	LPL Holdings Inc., 5.75%, 6/15/35	2,571
2,450,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	2,224
2,750,000	Macquarie Group Ltd. 144A, (3 mo. Term Secured Overnight Financing Rate + 1.634%), 3.76%, 11/28/28 (a)(b)	2,718
3,100,000	Mitsubishi UFJ Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.170%), 5.16%, 4/24/31 (a)	3,199
4,000,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.380%), 4.99%, 4/12/29 (a)	4,075
2,000,000	Morgan Stanley, (3 mo. Term Secured Overnight Financing Rate + 1.890%), 4.43%, 1/23/30 (a)	2,012
2,650,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.100%), 4.65%, 10/18/30 (a)	2,682
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	1,763
900,000	Nuveen LLC 144A, 5.85%, 4/15/34 (b)	952
1,200,000	PennyMac Financial Services Inc. 144A, 6.88%, 5/15/32 (b)	1,253
2,475,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	2,205
3,100,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.030%), 5.15%, 2/04/31 (a)	3,193
3,200,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (a)	3,261
2,850,000	Starwood Property Trust Inc. 144A, 5.25%, 10/15/28 (b)	2,862
3,400,000	Toronto-Dominion Bank, 4.99%, 4/05/29	3,488
2,450,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.630%), 6.85% (a)(b)(g)	2,511
2,700,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (a)(b)(g)	2,750
2,800,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.745%), 9.25% (a)(b)(g)	3,055
1,000,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(g)	1,172
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (a)	1,849
6,400,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.500%), 5.15%, 4/23/31 (a)	6,602

		157,297

Industrial (9%)
2,364,283	American Airlines Pass-Through Trust 2019-1, AA, 3.15%, 2/15/32	2,224
2,225,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b)	2,296
3,000,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (b)	3,061
1,300,000	Cemex SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.520%), 7.20% (a)(b)(g)	1,352

Annual Financial Statements and Other Information 28

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,400,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (b)	$1,459
1,620,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (b)	1,627
2,000,000	Daimler Truck Finance North America LLC 144A, 5.40%, 9/20/28 (b)	2,061
2,800,000	Flowers Foods Inc., 5.75%, 3/15/35	2,832
1,600,000	Flutter Treasury DAC 144A, 5.88%, 6/04/31 (b)	1,621
2,850,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	2,883
2,600,000	Ford Motor Credit Co. LLC, 5.92%, 3/20/28	2,657
2,500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (b)	2,629
3,150,000	General Motors Financial Co. Inc., 4.20%, 10/27/28 (h)	3,143
2,750,000	General Motors Financial Co. Inc., 2.35%, 1/08/31	2,459
1,900,000	HCA Inc., 4.90%, 11/15/35	1,878
4,000,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/30	3,970
1,950,000	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	1,971
2,700,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (b)	2,566
2,300,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (b)	2,350
1,800,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (b)	1,852
3,900,000	Mars Inc. 144A, 4.60%, 3/01/28 (b)	3,946
2,700,000	Meta Platforms Inc., 4.88%, 11/15/35	2,713
1,825,000	Micron Technology Inc., 5.30%, 1/15/31	1,887
2,150,000	Micron Technology Inc., 5.80%, 1/15/35	2,271
1,500,000	NTT Finance Corp. 144A, 4.62%, 7/16/28 (b)	1,517
2,200,000	Oracle Corp., 6.25%, 11/09/32	2,358
3,500,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (b)	3,607
2,350,000	Regal Rexnord Corp., 6.40%, 4/15/33	2,520
3,650,000	Royalty Pharma PLC, 4.45%, 3/25/31	3,627
4,100,000	Synopsys Inc., 4.55%, 4/01/27	4,129
1,100,000	TD SYNNEX Corp., 4.30%, 1/17/29	1,097
3,750,000	Volkswagen Group of America Finance LLC 144A, 4.85%, 9/11/30 (b)	3,778
800,000	Windfall Mining Group Inc./Groupe Minier Windfall Inc. 144A, 5.85%, 5/13/32 (b)	837

		81,178

Utility (9%)
3,450,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (b)(h)	3,484
3,092,050	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (b)	3,178
2,100,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	2,110
1,700,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 10/15/33 (b)	1,699
1,650,000	Arizona Public Service Co., 5.70%, 8/15/34	1,736
1,650,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 6.63%, 7/15/33 (b)	1,681
1,750,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (b)	1,754
1,750,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (a)(g)	1,871
1,000,000	Colbun SA 144A, 5.38%, 9/11/35 (b)	1,011
2,325,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (b)	2,068

Principal or Shares	Security Description	Value (000)
1,000,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (b) $	1,004
3,000,000	Energy Transfer LP, 5.25%, 4/15/29	3,085
2,175,000	Energy Transfer LP, 5.75%, 2/15/33	2,278
3,875,000	Expand Energy Corp., 5.70%, 1/15/35	3,991
181,735	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	185
940,982	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (b)	997
850,000	Grupo Energia Bogota SA ESP 144A, 5.75%, 10/22/35 (b)	845
2,450,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (b)	2,486
3,590,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (b)	3,469
1,550,000	Occidental Petroleum Corp., 6.05%, 10/01/54	1,510
1,757,500	OHI Group SA 144A, 13.00%, 7/22/29 (b)	1,816
3,600,000	ONEOK Inc., 4.75%, 10/15/31	3,602
2,750,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	2,932
2,200,000	Petrobras Global Finance BV, 6.25%, 1/10/36	2,173
2,600,000	Petroleos Mexicanos, 6.70%, 2/16/32	2,599
2,750,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (b)	2,761
2,000,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (b)	2,153
2,950,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (b)	2,949
2,112,660	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (b)	2,171
1,560,000	Sunoco LP 144A, 6.25%, 7/01/33 (b)	1,595
1,926,384	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (b)	1,894
1,450,000	Var Energi ASA 144A, 7.50%, 1/15/28 (b)	1,538
1,900,000	Venture Global Plaquemines LNG LLC 144A, 6.75%, 1/15/36 (b)	2,014
3,000,000	Vistra Operations Co. LLC 144A, 3.70%, 1/30/27 (b)	2,977
2,550,000	Vistra Operations Co. LLC 144A, 4.60%, 10/15/30 (b)	2,535
350,000	Western Midstream Operating LP, 6.35%, 1/15/29	368
1,350,000	Western Midstream Operating LP, 6.15%, 4/01/33	1,423
3,150,000	Williams Cos. Inc., 5.30%, 8/15/28	3,246

		81,188

Total Corporate Bond (Cost - $316,279)		319,663

Foreign Government (3%)
900,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (b)(h)	643
2,650,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	3,179
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (b)(c)	3,647
1,850,000	Dominican Republic International Bond 144A, 7.05%, 2/03/31 (b)	1,994
1,675,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (b)	1,807
1,700,000	Ivory Coast Government International Bond 144A, 7.63%, 1/30/33 (b)	1,798
3,200,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	2,263
458,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (b)	461
2,000,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (b)	2,112

29 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,600,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (b)	$3,712
1,500,000	Peruvian Government International Bond, 5.38%, 2/08/35	1,544
1,200,000	Republic of Kenya Government International Bond 144A, 7.88%, 10/09/33 (b)	1,177
1,100,000	Republic of South Africa Government International Bond Series 10Y, 4.85%, 9/30/29	1,100
1,350,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	1,399
2,825,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (b)	2,630

Total Foreign Government (Cost - $29,393)		29,466

Mortgage Backed (35%)
3,850,000	Bravo Residential Funding Trust 2025-NQM10 144A, 4.87%, 9/25/65 (b)(d)	3,843
2,778,447	Bravo Residential Funding Trust 2025-NQM9 144A, 5.04%, 9/25/65 (b)	2,777
1,674,111	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (b)	1,685
2,000,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.386%), 5.49%, 1/17/43 (a)(b)	1,999
1,565,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.648%), 5.75%, 1/17/43 (a)(b)	1,564
3,996,416	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.55%, 9/15/36 (a)(b)	3,995
1,338,570	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.72%, 3/15/41 (a)(b)	1,344
1,856,968	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.72%, 4/15/41 (a)(b)	1,866
3,492,940	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (b)	3,525
1,400,000	COLT Mortgage Loan Trust 2025-10 144A, 5.09%, 10/25/70 (b)(d)	1,401
3,983,627	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 13.55%, 11/25/39 (a)(b)	4,260
1,276,847	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.33%, 3/25/44 (a)(b)	1,277
1,116,609	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (b)(d)	1,124
1,376,677	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (b)(d)	1,386
2,050,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (b)	2,119
1,150,000	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 6.00%, 10/15/42 (a)(b)	1,157
1,678,825	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 16.55%, 9/25/28 (a)	1,747

Principal or Shares	Security Description	Value (000)
1,714,926	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.55%, 1/25/29 (a)	$1,817
492,331	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 15.05%, 1/25/29 (a)	522
419,401	FN 254766 30YR, 5.00%, 6/01/33	426
210,844	FN 725027 30YR, 5.00%, 11/01/33	214
420,278	FN 725423 30YR, 5.50%, 5/01/34	432
405,379	FN 725424 30YR, 5.50%, 4/01/34	417
1,845,994	FN AS8305 30YR, 3.00%, 11/01/46	1,684
734,115	FN AT2016 30YR, 3.00%, 4/01/43	680
1,285,565	FN AZ7336 30YR, 3.50%, 11/01/45	1,215
4,424,023	FN BC8998 30YR, 3.00%, 11/01/46	4,035
744,328	FN BM2003 30YR, 4.00%, 10/01/47	721
2,483,271	FN BM2007 30YR, 4.00%, 9/01/48	2,403
3,507,588	FN BP6626 30YR, 2.00%, 8/01/50	2,873
2,276,039	FN BV7937 30YR, 4.00%, 8/01/52	2,172
2,014,496	FN CA6739 30YR, 3.00%, 8/01/50	1,791
1,055,148	FN CA7224 30YR, 2.00%, 10/01/50	866
3,501,409	FN CB1301 30YR, 2.50%, 8/01/51	3,018
2,203,436	FN CB2542 30YR, 2.50%, 1/01/52	1,894
6,045,128	FN CB2759 30YR, 3.00%, 2/01/52	5,374
3,990,739	FN CB2839 30YR, 2.00%, 2/01/52	3,293
4,626,581	FN CB3258 30YR, 3.50%, 4/01/52	4,304
3,413,276	FN CB3622 30YR, 4.00%, 5/01/52	3,256
4,472,580	FN CB4127 30YR, 4.50%, 7/01/52	4,382
455,817	FN CB4211 30YR, 4.50%, 7/01/52	447
2,678,454	FN CB4794 30YR, 4.50%, 10/01/52	2,622
4,141,016	FN CB5106 30YR, 5.00%, 11/01/52	4,174
4,608,798	FN CB5113 30YR, 5.50%, 11/01/52	4,686
4,145,721	FN CB6689 30YR, 5.50%, 7/01/53	4,204
4,072,383	FN CB8021 30YR, 6.50%, 2/01/54	4,277
2,769,823	FN CB9929 30YR, 6.00%, 2/01/55	2,848
1,420,721	FN FM1717 30YR, 3.50%, 12/01/45	1,357
1,841,736	FN FM3162 30YR, 3.00%, 11/01/46	1,707
2,399,574	FN FM4994 30YR, 2.00%, 12/01/50	1,974
4,413,636	FN FM7418 30YR, 2.50%, 6/01/51	3,801
2,316,522	FN FM7494 30YR, 3.00%, 6/01/51	2,074
6,501,347	FN FM9195 30YR, 2.50%, 10/01/51	5,589
3,057,085	FN FM9218 30YR, 2.00%, 10/01/51	2,495
1,315,136	FN FM9750 30YR, 3.00%, 4/01/48	1,216
2,882,665	FN FS0287 30YR, 2.00%, 1/01/52	2,371
5,579,559	FN FS0349 30YR, 2.00%, 1/01/52	4,590
4,760,330	FN FS0439 30YR, 2.50%, 1/01/52	4,098
2,310,459	FN FS3111 30YR, 5.00%, 9/01/52	2,325
3,015,975	FN FS3838 30YR, 4.00%, 5/01/49	2,952
2,602,710	FN FS4931 30YR, 6.00%, 6/01/53	2,675
3,481,933	FN FS8791 30YR, 6.00%, 8/01/54	3,571
4,212,152	FN MA2806 30YR, 3.00%, 11/01/46	3,841
4,719,519	FN MA3210 30YR, 3.50%, 12/01/47	4,434
5,337,007	FN MA3238 30YR, 3.50%, 1/01/48	5,008
1,786,656	FN MA4413 30YR, 2.00%, 9/01/51	1,460
1,695,337	FN MA4579 30YR, 3.00%, 4/01/52	1,513
419,777	FN MA4626 30YR, 4.00%, 6/01/52	401
3,675,506	FN MA4761 30YR, 5.00%, 9/01/52	3,677
3,085,421	FN MA4785 30YR, 5.00%, 10/01/52	3,091
2,934,308	FN MA4842 30YR, 5.50%, 12/01/52	2,983
897,243	FN MA4918 30YR, 5.00%, 2/01/53	897
3,016,611	FN MA5040 30YR, 6.00%, 6/01/53	3,098
713,036	FN MA5073 30YR, 6.00%, 7/01/53	731
338,989	FN MA5167 30YR, 6.50%, 10/01/53	352
11,140,000	FNCL, 5.50%, 11/01/5430YR TBA (i)	11,256

Annual Financial Statements and Other Information 30

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
599,151	FR RA3728 30YR, 2.00%, 10/01/50	$493
4,095,876	FR RA4531 30YR, 2.50%, 2/01/51	3,516
5,144,839	FR RA5276 30YR, 2.50%, 5/01/51	4,419
3,306,841	FR RA6823 30YR, 2.00%, 2/01/52	2,717
5,355,483	FR RA7778 30YR, 4.50%, 8/01/52	5,246
4,350,216	FR RA7790 30YR, 5.00%, 8/01/52	4,358
3,944,725	FR RA8415 30YR, 5.50%, 1/01/53	4,012
1,464,716	FR RA8647 30YR, 4.50%, 5/01/53	1,434
2,652,613	FR SD0729 30YR, 2.00%, 10/01/51	2,175
3,223,184	FR SD2184 30YR, 6.00%, 1/01/53	3,319
2,392,675	FR SD4053 30YR, 6.00%, 10/01/53	2,456
4,215,585	FR SD5641 30YR, 5.50%, 6/01/53	4,307
5,333,630	FR SD7537 30YR, 2.00%, 3/01/51	4,394
2,927,920	FR SD8106 30YR, 2.00%, 11/01/50	2,399
888,625	FR SD8244 30YR, 4.00%, 9/01/52	848
649,842	FR SD8245 30YR, 4.50%, 9/01/52	637
1,161,908	FR ZA4718 30YR, 3.00%, 10/01/46	1,060
2,053,022	FR ZT0534 30YR, 3.50%, 12/01/47	1,940
2,272,355	FR ZT1159, 3.50%, 2/01/44	2,152
1,658,610	G2 4853 30YR, 4.00%, 11/20/40	1,636
3,140,417	G2 785219 30YR, 2.00%, 12/20/50	2,589
397,223	G2 MA2522 30YR, 4.00%, 1/20/45	384
1,573,344	G2 MA3663 30YR, 3.50%, 5/20/46	1,471
3,076,132	G2 MA3802 30YR, 3.00%, 7/20/46	2,807
1,016,255	G2 MA4510 30YR, 3.50%, 6/20/47	951
3,047,524	G2 MA5265 30YR, 4.50%, 6/20/48	3,035
1,124,319	G2 MA6930 30YR, 2.00%, 10/20/50	936
2,647,880	G2 MA7472 30YR, 2.50%, 7/20/51	2,295
1,885,078	G2 MA8044 30YR, 3.50%, 5/20/52	1,742
3,015,848	G2 MA8200 30YR, 4.00%, 8/20/52	2,882
3,305,911	G2 MA8648 30YR, 5.50%, 2/20/53	3,357
1,519,470	GN 783716 30YR, 3.00%, 2/15/43	1,381
4,250,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 5.57%, 11/18/39 (a)(b)	4,261
11,249,147	Morgan Stanley Capital I Trust 2018-H3, 0.79%, 7/15/51 (d)	189
114,774	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(d)	110
226,800	New Residential Mortgage Loan Trust 2014-3A 144A, 3.75%, 11/25/54 (a)(b)(d)	219
3,600,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.31%, 11/05/41 (b)(d)	3,565
1,212,553	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (b)	1,214
1,547,963	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	1,555
1,516,048	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	1,513
1,399,124	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (b)	1,406
1,186,458	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (b)(d)	1,192
1,471,861	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (b)	1,481
1,224,831	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (b)(d)	1,237
2,608,396	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (b)(d)	2,629
1,583,510	OBX Trust 2025-NQM16 144A, 5.06%, 8/25/65 (b)	1,582
1,391,336	OBX Trust 2025-NQM18 144A, 5.06%, 9/25/65 (b)(d)	1,392

Principal or Shares	Security Description	Value (000)
1,300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.80%, 2/25/47 (a)(b)	$1,588
2,200,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.55%, 3/15/38 (a)(b)	2,207
3,200,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 0.00%, 6/18/43 (a)(b)(e)	3,211
1,079,502	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(d)	1,082
1,400,591	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (b)(d)	1,407
1,779,464	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (b)(d)	1,790
3,931,132	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (b)(d)	3,965
2,825,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.692%), 6.72%, 10/15/42 (a) (b)	2,833

Total Mortgage Backed (Cost - $317,524)		312,629

Municipal (2%)
1,685,000	California Earthquake Authority A, 5.60%, 7/01/27	1,706
3,900,000	California Health Facilities Financing Authority, 2.86%, 6/01/31	3,652
1,127,512	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (b)(j)	–
2,565,000	Compton Community College District B, 3.46%, 8/01/38 (k)	2,253
3,285,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (k)	2,997
1,995,000	Idaho Housing & Finance Association A, 6.00%, 1/01/65 (k)	2,083
2,300,000	Pennsylvania Economic Development Financing Authority B, 6.53%, 6/15/39	2,538
1,495,000	State of California, 7.55%, 4/01/39	1,825

Total Municipal (Cost - $18,621)		17,054

U.S. Government Agency (1%)
6,000,000	FHLB, 1.80%, 2/04/36	4,690
4,280,000	Tennessee Valley Authority, 5.25%, 9/15/39	4,577
Total U.S. Government Agency (Cost - $9,296)		9,267

U.S. Treasury (9%)
439,000	U.S. Treasury Bond, 2.50%, 2/15/46	313
8,130,000	U.S. Treasury Bond, 3.00%, 2/15/49 (l)(m)	6,152
4,180,000	U.S. Treasury Bond, 3.63%, 5/15/53	3,487
1,850,000	U.S. Treasury Bond, 4.50%, 11/15/54	1,800
1,780,000	U.S. Treasury Bond, 4.63%, 2/15/55	1,767
16,740,000	U.S. Treasury Bond, 4.75%, 5/15/55	16,965
18,828,190	U.S. Treasury Inflation Indexed Notes, 1.63%, 4/15/30	19,064
14,774,349	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	14,543
13,240,000	U.S. Treasury Note, 4.25%, 5/15/35	13,420
Total U.S. Treasury (Cost - $81,909)		77,511

Investment Company (5%)
23,213,365	Payden Cash Reserves Money Market Fund*	23,213
1,532,310	Payden Emerging Market Corporate Bond Fund, SI Class*	13,561

31 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
890,041	Payden Emerging Markets Local Bond Fund, SI Class*	$8,669

Total Investment Company (Cost - $44,751)		45,443

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $47)		47

Total Investments (Cost - $912,385) (101%)		906,081
Liabilities in excess of Other Assets (-1%)		(4,968)

Net Assets (100%)		$901,113

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Yield to maturity at time of purchase.
(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)	All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $8,674 and the total market value of the collateral held by the Fund is $8,896. Amounts in 000s.

(i)	Security was purchased on a delayed delivery basis.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Payment of principal and/or interest is insured against default by a monoline insurer.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.
(m)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit:Markit CDX,
North America High Yield Series 45 Index), Pay 5.00%
Quarterly, Receive upon credit default	Citibank, N.A.	$4,200	01/21/2026	$47	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 9,143	CAD 12,548	Morgan Stanley	03/18/2026	$137
USD 8,610	EUR 7,254	Morgan Stanley	03/18/2026	187

				324

Annual Financial Statements and Other Information 32

Payden Core Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	126	Dec-25	$14,551	$(24)	$(24)
U.S. Treasury 10-Year Note Future	29	Dec-25	3,267	20	20
U.S. Treasury 2-Year Note Future	731	Dec-25	152,225	(107)	(107)
U.S. Treasury 5-Year Note Future	337	Dec-25	36,804	(123)	(123)
U.S. Ultra Bond Future	549	Dec-25	66,583	1,712	1,712

Total Futures					$1,478

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 4.270% (SOFRRATE) Annually, Pay Fixed 3.282% Annually	02/27/2035	$15,600	$555	$—	$555
10-Year SOFR Swap, Receive Variable 4.278% (SOFRRATE) Annually, Pay Fixed 2.738% Annually	08/30/2034	15,900	1,098	—	1,098
10-Year SOFR Swap, Receive Variable 4.326% (SOFRRATE) Annually, Pay Fixed 2.936% Annually	06/28/2034	15,985	874	—	874
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay Variable 4.278% (SOFRRATE) Annually	08/30/2026	71,500	(761)	—	(761)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay Variable 4.326% (SOFRRATE) Annually	06/29/2026	71,425	(818)	—	(818)
2-Year SOFR Swap, Receive Fixed 3.333% Annually, Pay Variable 4.270% (SOFRRATE) Annually	02/27/2027	67,700	(631)	—	(631)

			$317	$—	$317

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$8,674
Non-cash Collateral[2]	(8,674)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

33 Payden Mutual Funds

Payden Corporate Bond Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
1,900,000	Allegro CLO XII Ltd. 2020-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.440%), 5.31%, 7/21/37 (a)(b)	$1,905
1,100,000	COOPR Residential Mortgage Trust 2025-CES4 144A, 5.04%, 11/25/60 (a)	1,100
1,350,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	1,330
875,250	Domino’s Pizza Master Issuer LLC 2021-1A 144A, 2.66%, 4/25/51 (a)	832
1,450,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	1,446
1,095,801	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.45%, 2/17/39 (a)(b)	1,098
1,833,500	Planet Fitness Master Issuer LLC 2022-1A 144A, 3.25%, 12/05/51 (a)	1,803
2,350,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 4.29%, 2/15/52 (a)	2,314
1,460,188	Zaxbys Funding LLC 2021-1A, 144A, 3.24%, 7/30/51 (a)	1,368

Total Asset Backed (Cost - $13,297)		13,196

Bank Loan(c) (0%)
40,252	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.10%, 8/02/27	41
126,711	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.11%, 8/05/32	127

Total Bank Loan (Cost - $166)		168

Corporate Bond (86%)
Automotive (2%)
1,280,000	American Honda Finance Corp., 5.15%, 7/09/32	1,316
1,800,000	Ford Motor Credit Co. LLC, 2.90%, 2/16/28	1,722
2,000,000	Ford Motor Credit Co. LLC, 6.05%, 3/05/31	2,047
3,275,000	Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a)	3,211
1,185,000	Volkswagen Group of America Finance LLC 144A, 5.70%, 9/12/26 (a)	1,201

		9,497

Banking (17%)
1,025,000	AIB Group PLC 144A, (U.S. Secured Overnight Financing Rate + 1.650%), 5.32%, 5/15/31 (a) (b)	1,056
1,585,000	Bank of America Corp. N, (U.S. Secured Overnight Financing Rate + 1.220%), 2.65%, 3/11/32 (b)	1,450
1,350,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.774%), 3.71%, 4/24/28 (b)	1,342
1,800,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.000%), 5.16%, 1/24/31 (b)	1,859
1,000,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.913%), 5.43%, 8/15/35 (b)	1,023
1,875,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.650%), 5.47%, 1/23/35 (b)	1,959
1,150,000	Barclays PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.050%), 2.28%, 11/24/27 (b)	1,127

Principal or Shares	Security Description	Value (000)
1,185,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.830%), 5.86%, 8/11/46 (b)	$1,228
1,300,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.880%), 5.74%, 2/20/35 (a) (b)(d)	1,365
1,675,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 1.850%), 5.94%, 5/30/35 (a) (b)	1,757
2,005,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a) (b)	2,020
1,150,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.830%), 6.02%, 1/24/36 (b)	1,204
1,705,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.360%), 4.82%, 9/25/33 (a)(b)	1,696
1,025,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,066
1,175,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 3.180%), 6.72%, 1/18/29 (b)	1,232
2,025,000	Enel Finance International NV 144A, 5.00%, 9/30/35 (a)	2,005
470,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 1.840%), 5.63%, 1/29/32 (b)	492
900,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 2.340%), 6.34%, 7/27/29 (b)	946
1,300,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.248%), 2.38%, 7/21/32 (b)	1,159
2,000,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.264%), 2.65%, 10/21/32 (b)	1,800
1,600,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.420%), 5.02%, 10/23/35 (b)	1,611
775,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.552%), 5.85%, 4/25/35 (b)	826
950,000	Huntington Bancshares Inc., (Secured Overnight Financing Rate + 1.870%), 5.71%, 2/02/35 (b)	988
850,000	ING Groep NV, (U.S. Secured Overnight Financing Rate + 1.610%), 5.53%, 3/25/36 (b)	885
915,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (b)	724
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (b)	634
1,370,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.040%), 4.60%, 10/22/30 (b)	1,389
950,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.315%), 5.50%, 1/24/36 (b)	997
950,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.635%), 5.58%, 7/23/36 (b)	986
1,210,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.490%), 5.77%, 4/22/35 (b)	1,291
700,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.810%), 6.25%, 10/23/34 (b)	771
1,025,000	KeyBank N.A., 5.00%, 1/26/33	1,032
1,225,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.480%), 5.99%, 8/07/27 (b)	1,241

Annual Financial Statements and Other Information 34

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,010,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.07%, 6/13/36 (b)	$1,059
870,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 1.400%), 5.18%, 7/08/31 (b)	889
1,200,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 2.800%), 7.41%, 10/30/29 (b)	1,299
1,025,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 1.93%, 4/28/32 (b)	897
1,325,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.555%), 5.32%, 7/19/35 (b)	1,363
800,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.730%), 5.47%, 1/18/35 (b)	832
1,425,000	Morgan Stanley, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.430%), 5.95%, 1/19/38 (b)	1,495
600,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.64%, 6/14/27 (b)	591
355,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	357
970,000	Old National Bank/Evansville IN, 5.88%, 9/29/26	978
1,430,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.259%), 4.81%, 10/21/32 (b)	1,451
1,150,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 2.140%), 6.04%, 10/28/33 (b)	1,240
1,175,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 1.080%), 4.65%, 10/18/30 (b)	1,190
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	447
1,300,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 2.138%), 6.34%, 5/31/35 (b)	1,382
1,375,000	Sumitomo Mitsui Financial Group Inc., (U.S. Secured Overnight Financing Rate + 1.780%), 5.80%, 7/08/46 (b)	1,418
875,000	Sumitomo Mitsui Trust Group Inc. 144A, (U.S. Secured Overnight Financing Rate + 1.650%), 5.42%, 9/11/36 (a)(b)	890
1,475,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.721%), 6.35%, 10/31/85 (b)	1,493
1,275,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.590%), 4.67%, 5/20/27 (b)	1,278
900,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.309%), 5.07%, 5/20/31 (b)	922
1,025,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (b)	1,053
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,032
1,500,000	Wells Fargo & Co., (3 mo. Term Secured Overnight Financing Rate + 1.262%), 2.57%, 2/11/31 (b)	1,399
1,550,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.08%, 9/15/29 (b)	1,546
875,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.110%), 5.24%, 1/24/31 (b)	906
765,000	Westpac Banking Corp., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.200%), 5.62%, 11/20/35 (b)	791

		69,359

Principal or Shares	Security Description	Value (000)
Basic Industry (5%)
1,440,000	Amrize Finance U.S. LLC 144A, 4.95%, 4/07/30 (a)	$1,475
525,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	545
1,075,000	Anglo American Capital PLC 144A, 5.75%, 4/05/34 (a)	1,130
635,000	ArcelorMittal SA, 6.00%, 6/17/34 (d)	682
960,000	Burlington Northern Santa Fe LLC, 5.80%, 3/15/56	999
1,000,000	CIMIC Finance USA Pty Ltd. 144A, 7.00%, 3/25/34 (a)	1,096
2,000,000	CommonSpirit Health, 4.98%, 9/01/35	1,992
800,000	Glencore Funding LLC 144A, 5.89%, 4/04/54 (a) (d)	818
1,100,000	Lockheed Martin Corp., 5.20%, 2/15/64	1,045
825,000	Macquarie Bank Ltd. 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.64%, 8/13/36 (a)(b)	840
785,000	Nature Conservancy A, 3.96%, 3/01/52	632
1,470,000	Norfolk Southern Corp., 5.35%, 8/01/54 (d)	1,440
1,285,000	Northrop Grumman Corp., 4.65%, 7/15/30	1,309
825,000	Regal Rexnord Corp., 6.05%, 4/15/28	854
825,000	Regal Rexnord Corp., 6.40%, 4/15/33	885
1,725,000	RTX Corp., 4.63%, 11/16/48	1,534
1,050,000	Union Pacific Corp., 4.95%, 5/15/53	983

		18,259

Consumer Goods (2%)
855,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (a)	863
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	954
1,320,000	Coca-Cola Co., 2.60%, 6/01/50	840
329,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 6.63%, 7/15/30 (a)	337
1,050,000	J M Smucker Co., 6.50%, 11/15/43	1,143
1,150,000	JDE Peet’s NV 144A, 1.38%, 1/15/27 (a)	1,110
1,425,000	Mars Inc. 144A, 5.20%, 3/01/35 (a)	1,463
1,850,000	NIKE Inc., 3.38%, 3/27/50	1,353
1,025,000	Under Armour Inc. 144A, 7.25%, 7/15/30 (a)	1,014

		9,077

Energy (5%)
1,760,000	American Electric Power Co. Inc. C, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.128%), 5.80%, 3/15/56 (b)	1,765
575,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (a)	576
1,500,000	Diamondback Energy Inc., 3.13%, 3/24/31	1,395
1,300,000	Energy Transfer LP, 5.20%, 4/01/30	1,341
1,475,000	EOG Resources Inc., 5.00%, 7/15/32	1,507
1,725,000	FirstEnergy Transmission LLC 144A, 4.75%, 1/15/33 (a)	1,724
855,000	Florida Gas Transmission Co. LLC 144A, 5.75%, 7/15/35 (a)	890
1,435,000	GLP Capital LP/GLP Financing II Inc., 5.25%, 2/15/33	1,439
1,375,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (a)	1,377
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	820

35 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,680,000	Northern Oil & Gas Inc. 144A, 7.88%, 10/15/33 (a)	$1,638
575,000	NRG Energy Inc. 144A, 6.00%, 1/15/36 (a)	585
410,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 4.13%, 2/15/28 (a)	405
1,400,000	Petroleos Mexicanos, 6.70%, 2/16/32	1,400
1,050,000	Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (a)	1,056
1,100,000	Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a)	1,048
480,000	Williams Cos. Inc., 8.75%, 3/15/32	583

		19,549

Financial (13%)
1,400,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	1,477
925,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.790%), 5.67%, 4/25/36 (b)	977
1,851,000	American Express Co., 8.15%, 3/19/38	2,364
985,000	Apollo Global Management Inc., 5.80%, 5/21/54	992
1,300,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,316
1,100,000	Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (a)	1,136
1,425,000	AT&T Inc., 4.90%, 11/01/35	1,405
1,600,000	Aviation Capital Group LLC 144A, 5.13%, 4/10/30 (a)	1,625
2,400,000	Banco Santander SA, 2.75%, 12/03/30	2,180
1,250,000	Blackstone Private Credit Fund, 2.63%, 12/15/26	1,223
605,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	597
1,675,000	Blackstone Secured Lending Fund, 5.30%, 6/30/30	1,676
430,000	Block Inc. 144A, 6.00%, 8/15/33 (a)	440
931,000	Blue Owl Capital Corp., 2.63%, 1/15/27	907
1,275,000	Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,334
1,350,000	Blue Owl Finance LLC, 6.25%, 4/18/34	1,402
915,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.080%), 5.47%, 2/01/29 (b)	937
1,000,000	Citadel Finance LLC 144A, 5.90%, 2/10/30 (a)	1,011
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (b)	2,122
1,430,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	1,307
1,400,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.447%), 5.45%, 6/11/35 (b)	1,454
900,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.746%), 5.61%, 3/04/56 (b)	914
875,000	Enact Holdings Inc., 6.25%, 5/28/29	916
425,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (a)	444
800,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	826
650,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (a)	655
1,850,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.696%), 5.73%, 1/28/56 (b)	1,917
945,000	HPS Corporate Lending Fund 144A, 5.30%, 6/05/27 (a)	949
925,000	HPS Corporate Lending Fund, 5.45%, 1/14/28 (d)	932
1,100,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.460%), 5.55%, 3/04/30 (b)	1,140
1,040,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.960%), 5.74%, 9/10/36 (b)	1,063

Principal or Shares	Security Description	Value (000)
2,850,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 3.350%), 7.39%, 11/03/28 (b)	$3,018
364,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	365
1,155,000	Low Income Investment Fund 2019, 3.71%, 7/01/29	1,114
1,150,000	Main Street Capital Corp., 6.50%, 6/04/27	1,173
620,000	Mastercard Inc., 3.85%, 3/26/50	496
1,800,000	Morgan Stanley I, (U.S. Secured Overnight Financing Rate + 1.074%), 4.36%, 10/22/31 (b)	1,794
1,625,000	NTT Finance Corp. 144A, 5.17%, 7/16/32 (a)	1,670
550,000	Nuveen LLC 144A, 5.85%, 4/15/34 (a)	582
1,380,000	OneMain Finance Corp., 6.13%, 5/15/30	1,397
1,300,000	PayPal Holdings Inc., 3.25%, 6/01/50	908
1,025,000	Synchrony Financial, (U.S. Secured Overnight Financing Rate + 2.070%), 6.00%, 7/29/36 (b)	1,049
570,000	Synchrony Financial, 7.25%, 2/02/33	604
2,050,000	Vistra Operations Co. LLC 144A, 5.25%, 10/15/35 (a)	2,038

		53,846

Healthcare (4%)
1,350,000	AbbVie Inc., 4.85%, 6/15/44	1,272
1,620,000	Amgen Inc., 3.15%, 2/21/40	1,280
1,000,000	Amgen Inc., 5.60%, 3/02/43	1,016
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	1,353
895,000	Cigna Group, 4.90%, 12/15/48	808
1,850,000	CVS Health Corp., 5.30%, 12/05/43	1,747
740,000	Dignity Health, 4.50%, 11/01/42	657
950,000	Eli Lilly & Co., 4.88%, 2/27/53	889
750,000	Humana Inc., 5.50%, 3/15/53	697
1,350,000	Icon Investments Six DAC, 6.00%, 5/08/34	1,417
550,000	Jazz Securities DAC 144A, 4.38%, 1/15/29 (a)	539
1,450,000	Johnson & Johnson, 4.85%, 3/01/32	1,508
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	941
390,000	Molina Healthcare Inc. 144A, 4.38%, 6/15/28 (a)	380
950,000	Roche Holdings Inc. 144A, 5.22%, 3/08/54 (a)	934
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.65%, 7/05/44	1,179
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	316
1,820,000	Viatris Inc., 4.00%, 6/22/50	1,227

		18,160

Insurance (6%)
725,000	AIA Group Ltd. 144A, 5.38%, 4/05/34 (a)(d)	756
1,275,000	Arthur J Gallagher & Co., 5.55%, 2/15/55	1,240
915,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	931
1,175,000	Athene Holding Ltd., 6.25%, 4/01/54	1,171
515,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	502
600,000	Beacon Funding Trust 144A, 6.27%, 8/15/54 (a)	618
1,025,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	1,030
1,535,000	Brown & Brown Inc., 5.55%, 6/23/35	1,581
1,020,000	F&G Annuities & Life Inc., 6.50%, 6/04/29	1,066
1,150,000	Fairfax Financial Holdings Ltd., 6.35%, 3/22/54	1,218
1,400,000	First American Financial Corp., 2.40%, 8/15/31	1,220
450,000	Global Atlantic Fin Co. 144A, 6.75%, 3/15/54 (a)	470
1,875,000	Meta Platforms Inc., 5.63%, 11/15/55	1,862
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (a)(d)	693
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	2,347

Annual Financial Statements and Other Information 36

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (a)	$575
1,510,000	Northwestern Mutual Life Insurance Co. 144A, 6.17%, 5/29/55 (a)	1,626
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	618
675,000	Prudential Financial Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.404%), 6.50%, 3/15/54 (b)	719
1,050,000	Symetra Life Insurance Co. 144A, 6.55%, 10/01/55 (a)	1,108
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	510
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	2,307
650,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.060%), 4.40%, 9/23/31 (a) (b)	648
1,310,000	Unum Group, 6.00%, 6/15/54	1,322

		26,138

Leisure (1%)
1,100,000	Choice Hotels International Inc., 5.85%, 8/01/34	1,119
835,000	Flutter Treasury DAC 144A, 6.38%, 4/29/29 (a)	866
1,150,000	Hyatt Hotels Corp., 5.75%, 3/30/32	1,201
1,255,000	Marriott International Inc., 5.50%, 4/15/37	1,290
500,000	Mattel Inc. 144A, 3.38%, 4/01/26 (a)	497

		4,973

Media (1%)
1,275,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.55%, 6/01/34	1,342
900,000	Comcast Corp., 5.35%, 5/15/53 (d)	836
1,365,000	Paramount Global, 5.85%, 9/01/43	1,229
1,450,000	Time Warner Cable LLC, 6.75%, 6/15/39	1,490

		4,897

Real Estate (5%)
1,400,000	American Homes 4 Rent LP, 5.25%, 3/15/35	1,423
950,000	Brixmor Operating Partnership LP, 5.20%, 4/01/32	973
1,050,000	DOC DR LLC, 2.63%, 11/01/31	938
760,000	Extra Space Storage LP, 5.40%, 2/01/34	783
1,025,000	First Industrial LP, 5.25%, 1/15/31	1,049
1,175,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.330%), 4.94%, 10/21/36 (b)	1,170
1,075,000	Healthpeak OP LLC, 4.75%, 1/15/33	1,070
1,070,000	Meritage Homes Corp., 5.65%, 3/15/35	1,086
1,175,000	NNN REIT Inc., 5.50%, 6/15/34	1,219
1,375,000	Prologis Targeted U.S. Logistics Fund LP 144A, 5.25%, 1/15/35 (a)	1,410
1,875,000	Rexford Industrial Realty LP, 2.13%, 12/01/30	1,676
875,000	Simon Property Group LP, 6.65%, 1/15/54	997
1,110,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (a)	1,156
1,650,000	Ventas Realty LP, 5.00%, 1/15/35	1,655
1,540,000	VICI Properties LP / VICI Note Co. Inc. 144A, 4.25%, 12/01/26 (a)	1,537
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (a)	763
980,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)	812

		19,717

Principal or Shares	Security Description	Value (000)
Retail (2%)
335,000	Bath & Body Works Inc., 6.88%, 11/01/35	$351
2,000,000	Home Depot Inc., 4.50%, 12/06/48	1,758
1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50	1,225
1,400,000	Walmart Inc., 4.50%, 9/09/52	1,259
1,355,000	Walmart Inc., 4.50%, 4/15/53	1,215

		5,808

Service (1%)
2,185,000	American University 2019, 3.67%, 4/01/49	1,697
1,850,000	California Institute of Technology, 3.65%, 9/01/19	1,216
1,150,000	Ford Foundation 2020, 2.82%, 6/01/70	678
1,540,000	Georgetown University B, 4.32%, 4/01/49	1,313
1,180,000	President and Fellows of Harvard College, 2.52%, 10/15/50	734

		5,638

Technology (7%)
1,305,000	Apple Inc., 2.65%, 5/11/50	831
1,200,000	Apple Inc., 3.95%, 8/08/52	972
1,475,000	Broadcom Inc., 4.35%, 2/15/30	1,482
920,000	Broadcom Inc., 4.90%, 7/15/32	941
1,325,000	Broadcom Inc., 5.15%, 11/15/31	1,378
750,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	771
1,175,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	1,180
1,825,000	EQT Corp., 6.38%, 4/01/29	1,887
1,455,000	Fiserv Inc., 5.38%, 8/21/28	1,486
1,675,000	Foundry JV Holdco LLC 144A, 6.25%, 1/25/35 (a)	1,784
1,675,000	Hewlett Packard Enterprise Co., 5.60%, 10/15/54	1,585
1,300,000	Intel Corp., 4.10%, 5/19/46	1,025
760,000	Kentucky Utilities Co., 5.85%, 8/15/55	785
325,000	Kodiak Gas Services LLC 144A, 6.75%, 10/01/35 (a)	335
1,025,000	Marvell Technology Inc., 4.75%, 7/15/30	1,038
1,130,000	Micron Technology Inc., 5.30%, 1/15/31	1,168
2,800,000	Microsoft Corp., 2.53%, 6/01/50	1,759
1,155,000	NetApp Inc., 5.50%, 3/17/32	1,204
1,350,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 6/18/29	1,347
320,000	Open Text Holdings Inc. 144A, 4.13%, 12/01/31 (a)	298
1,660,000	Oracle Corp., 4.80%, 9/26/32	1,643
1,000,000	Oracle Corp., 6.50%, 4/15/38	1,071
1,250,000	Synopsys Inc., 4.85%, 4/01/30	1,272
1,175,000	Synopsys Inc., 5.70%, 4/01/55	1,188

		28,430

Telecommunication (6%)
1,575,000	Alphabet Inc., 2.05%, 8/15/50	891
1,750,000	Amazon.com Inc., 3.10%, 5/12/51	1,202
2,550,000	Ares Capital Corp., 5.95%, 7/15/29	2,618
1,859,000	AT&T Inc., 3.50%, 9/15/53	1,273
2,800,000	AT&T Inc., 3.65%, 9/15/59	1,899
1,760,000	British Telecommunications PLC 144A, 4.25%, 11/08/49 (a)	1,446
1,500,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,765
1,110,000	Go Daddy Operating Co LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (a)	1,058
1,115,000	Juniper Networks Inc., 2.00%, 12/10/30	981
760,000	Louisville Gas and Electric Co., 5.85%, 8/15/55	784
1,260,000	Motorola Solutions Inc., 5.20%, 8/15/32	1,297

37 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,475,000	Orange SA, 9.00%, 3/01/31	$1,786
1,550,000	Rogers Communications Inc., 5.45%, 10/01/43	1,493
850,000	Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.620%), 7.13%, 4/15/55 (b)	910
1,375,000	SoftBank Corp. 144A, 5.33%, 7/09/35 (a)	1,390
1,450,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	1,383
1,295,000	TD SYNNEX Corp., 5.30%, 10/10/35	1,293
825,000	Vodafone Group PLC, 5.75%, 6/28/54	810

		24,279

Transportation (1%)
1,325,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (a)	1,338
1,041,828	American Airlines Pass-Through Trust 2019-1, A, 3.50%, 2/15/32	957
975,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	982

		3,277

Utility (8%)
1,350,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	1,357
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (a)	939
800,000	Boston Gas Co. 144A, 6.12%, 7/20/53 (a)	826
1,265,000	Brooklyn Union Gas Co. 144A, 6.42%, 7/18/54 (a)	1,337
1,115,000	Consolidated Edison Co. of New York Inc., 5.50%, 3/15/55	1,115
1,050,000	Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,166
819,000	DTE Energy Co. C, 3.40%, 6/15/29	795
2,250,000	Duke Energy Florida LLC, 5.95%, 11/15/52	2,377
1,000,000	Enel Finance International NV 144A, 5.13%, 6/26/29 (a)	1,025
925,000	Engie SA 144A, 5.88%, 4/10/54 (a)(d)	964
1,300,000	Exelon Corp., 5.15%, 3/15/29	1,337
600,000	Freedom Mortgage Holdings LLC 144A, 7.88%, 4/01/33 (a)	617
1,825,000	Indiana Michigan Power Co., 5.63%, 4/01/53	1,854
900,000	Indianapolis Power & Light Co. 144A, 5.70%, 4/01/54 (a)	914
625,000	Interstate Power and Light Co., 5.45%, 9/30/54	609
1,000,000	Interstate Power and Light Co., 5.60%, 6/29/35	1,044
660,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (a)	664
555,000	Kilroy Realty LP, 5.88%, 10/15/35	561
1,675,000	Narragansett Electric Co. 144A, 5.35%, 5/01/34 (a)	1,732
1,350,000	National Fuel Gas Co., 5.50%, 3/15/30	1,395
610,000	Nevada Power Co., 6.00%, 3/15/54	638
975,000	NextEra Energy Capital Holdings Inc., 5.55%, 3/15/54	962
1,000,000	NiSource Inc., 5.65%, 2/01/45	1,001
900,000	Northern States Power Co., 5.10%, 5/15/53	863
1,010,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (a)	1,014
1,450,000	RWE Finance U.S. LLC 144A, 5.88%, 4/16/34 (a)	1,520
850,000	Snam SpA 144A, 5.75%, 5/28/35 (a)	886
1,400,000	Southern Co., 4.40%, 7/01/46	1,201
941,000	System Energy Resources Inc., 6.00%, 4/15/28	978
585,000	Tucson Electric Power Co., 5.50%, 4/15/53	572

Principal or Shares	Security Description	Value (000)
1,310,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a) (b)	$1,307
1,275,000	Union Electric Co., 5.13%, 3/15/55	1,209

		34,779

Total Corporate Bond (Cost - $363,857)		355,683

Foreign Government (1%)
1,885,000	Corp. Financiera de Desarrollo SA 144A, 2.40%, 9/28/27 (a) (Cost - $1,883)	1,817

Mortgage Backed (7%)
1,300,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.388%), 5.42%, 12/17/29 (a)(b)	1,301
674,803	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 5.72%, 5/17/41 (a)(b)	677
1,250,506	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 5.42%, 3/15/41 (a)(b)	1,253
1,064,581	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 5.67%, 5/15/41 (a)(b)	1,067
900,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.72%, 5/15/38 (a)(b)	902
1,325,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.52%, 6/15/41 (a)(b)	1,327
2,000,000	COMM Mortgage Trust 2025-SBX 144A, 5.26%, 8/10/41 (a)(e)	2,014
1,345,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.68%, 1/25/42 (a)(b)	1,396
696,223	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.33%, 3/25/44 (a)(b)	696
975,808	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (a)(e)	978
1,350,000	CSTL Commercial Mortgage Trust 2024-GATE 144A, 4.76%, 11/10/41 (a)(e)	1,355
1,400,000	Durst Commercial Mortgage Trust 2025-151 144A, 5.15%, 8/10/42 (a)(e)	1,428
1,900,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.51%, 8/18/42 (a)(b)	1,907
1,700,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 5.57%, 11/18/39 (a)(b)	1,704
217,789	MHC Commercial Mortgage Trust 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 0.915%), 4.95%, 4/15/38 (a)(b)	218
1,500,000	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (a)(e)	1,498
1,700,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.393%), 5.54%, 10/15/40 (a)(b)	1,703
1,500,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.31%, 11/05/41 (a)(e)	1,485

Annual Financial Statements and Other Information 38

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,057,148	OBX Trust 2025-NQM7 144A, 5.56%, 5/25/55 (a)	$1,068
871,728	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	870
1,781,449	OBX Trust 2025-NQM16 144A, 4.91%, 8/25/65 (a)(e)	1,780
1,655,000	PFP Ltd. 2025-12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.489%), 5.51%, 12/18/42 (a)(b)	1,658
939,380	Verus Securitization Trust 2025-5 144A, 5.43%, 6/25/70 (a)	946
1,600,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 5.20%, 10/13/39 (a)(e)	1,608

Total Mortgage Backed (Cost - $30,706)		30,839

Municipal (0%)
1,050,000	Michigan Finance Authority D, 5.02%, 11/01/43 (Cost - $1,050)	1,011

Investment Company (4%)
11,667,370	Payden Cash Reserves Money Market Fund*	11,667

Principal or Shares	Security Description	Value (000)
589,623	Payden Emerging Market Corporate Bond Fund, SI Class*	$5,218

Total Investment Company (Cost - $16,657)		16,885

Total Investments (Cost - $427,616) (101%)		419,599
Liabilities in excess of Other Assets (-1%)		(4,904)

Net Assets (100%)		$414,695

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(c)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(d)

All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $5,570 and the total market value of the collateral held by the Fund is $5,788. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Futures Contracts

					Unrealized
			Notional	Current	Appreciation
	Number of	Expiration	Amount	Value	(Depreciation)
Contract Type	Contracts	Date	(000s)	(000s)	(000s)
Long Contracts:
U.S. Long Bond Future	109	Dec-25	$12,787	$226	$226
U.S. Treasury 10-Year Note Future	36	Dec-25	4,056	24	24
U.S. Treasury 2-Year Note Future	96	Dec-25	19,991	(6)	(6)
U.S. Treasury 5-Year Note Future	119	Dec-25	12,996	14	14

					258

Short Contracts:
U.S. 10-Year Ultra Future	23	Dec-25	(2,656)	(32)	(32)
U.S. Ultra Bond Future	57	Dec-25	(6,913)	(261)	(261)

					(293)

Total Futures					$(35)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$5,570
Non-cash Collateral[2]	(5,570)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

39 Payden Mutual Funds

Payden Strategic Income Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (11%)
450,000	American Credit Acceptance Receivables Trust 2024-1 144A, 7.98%, 11/12/31 (a)	$462
208,450	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (a)	202
650,000	Basswood Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.030%), 4.91%, 4/20/34 (a)(b)	650
700,000	Blackrock European CLO VII DAC 7A 144A, (3 mo. EURIBOR + 1.300%), 3.31%, 10/15/31 EUR (a)(b)(c)	807
600,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.814%), 6.85%, 8/19/38 (a)(b)	597
360,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	329
675,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	478
550,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	542
1,118,516	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	1,100
550,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	548
174,637	Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 5.19%, 4/15/31 (a)(b)	175
400,000	Dryden XXVI Senior Loan Fund 2013-26A 144A, (3 mo. Term Secured Overnight Financing Rate + 5.802%), 9.71%, 4/15/29 (a)(b)	385
1,050,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.164%), 6.20%, 5/16/38 (a)(b)	1,048
1,000,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.13%, 4/16/34 (a)(b)	1,001
1	Juniper Receivables 2021-2 DAC Holding Class R-1 Notes, 0.00%, 2/15/29 (d)	150
400,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.48%, 7/20/36 (a)(b)	400
750,000	LCM Ltd. 39A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.340%), 5.24%, 10/15/34 (a)(b)	750
250,000	Montmartre Euro CLO DAC 2020-2A 144A, (3 mo. EURIBOR + 0.960%), 2.97%, 7/15/34 EUR (a)(b)(c)	288
500,000	Neuberger Berman Loan Advisers Euro CLO DAC 2021-2A 144A, (3 mo. EURIBOR + 1.030%), 3.04%, 4/15/34 EUR (a)(b)(c)	577
247,604	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	217
111,890	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	112
700,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 5.42%, 4/16/37 (a)(b)	702
386,425	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	370
372,417	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (a)	377

Principal or Shares	Security Description	Value (000)
188,059	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (a)	$190
432,891	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	437
535,401	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (a)(e)	538
791,365	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (a)	789
900,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.13%, 7/20/35 (a)(b)	901
225,875	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 5.31%, 10/20/31 (a)(b)	226
15,096	Santander Bank Auto Credit-Linked Notes 2023- A 144A, 10.07%, 6/15/33 (a)	15
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	560
539,863	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	540
250,000	Sona Fios CLO I DAC 1A 144A, (3 mo. EURIBOR + 2.500%), 7.91%, 7/15/36 EUR (a) (b)(c)	288
496,250	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	509
550,000	Taco Bell Funding LLC 2025-1A 144A, 4.82%, 8/25/55 (a)	549
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	311
255,062	Voya Euro CLO III DAC 3A 144A, (3 mo. EURIBOR + 0.920%), 2.93%, 4/15/33 EUR (a) (b)(c)	294
631,950	Zaxbys Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	592

Total Asset Backed (Cost - $19,899)		19,006

Bank Loan(f) (2%)
495,003	Altice France SA Term Loan B14 1L, (1 mo. Term Secured Overnight Financing Rate + 5.875%), 10.86%, 5/30/31	495
247,501	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.50%, 8/20/31	248
497,495	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.00%, 4/01/30	502
300,000	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.19%, 10/09/30	299
321,652	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.11%, 8/05/32	323
427,649	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.22%, 7/21/28	431
343,908	Pegasus Bidco Bv Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.76%, 7/12/29	346
152,063	Standard Industries Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 5.75%, 9/22/28	153

Annual Financial Statements and Other Information 40

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)
544,500	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.00%, 11/30/30	$524

Total Bank Loan (Cost - $3,401)		3,321

Corporate Bond (33%)
Financial (14%)
450,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (b)(g)	441
450,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	475
700,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.930%), 5.63%, 7/28/34 (b)	735
560,000	American Tower Corp., 3.95%, 3/15/29	555
725,000	AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a)	632
400,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (a)	402
500,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (b)	498
425,000	Banco Bilbao Vizcaya Argentaria SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.700%), 6.14%, 9/14/28 (b)	439
350,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(g)	377
400,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	391
700,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	748
450,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	454
300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (a)	310
625,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	617
400,000	Blue Owl Capital Corp., 5.95%, 3/15/29	405
400,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (a)	427
275,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	310
650,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.50%, 9/11/31 (b)	651
900,000	Corebridge Financial Inc., 3.90%, 4/05/32	857
300,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	312
600,000	Extra Space Storage LP, 5.90%, 1/15/31	638
550,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	526
700,000	goeasy Ltd. 144A, 9.25%, 12/01/28 (a)	726
500,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (a)	492
500,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.210%), 5.05%, 7/23/30 (b)	512
300,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (a)	300
250,000	HPS Corporate Lending Fund 144A, 5.30%, 6/05/27 (a)	251

Principal or Shares	Security Description	Value (000)
550,000	HPS Corporate Lending Fund 144A, 4.90%, 9/11/28 (a)	$546
600,000	Huntington Bancshares Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 6.14%, 11/18/39 (b)	622
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	781
430,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	416
600,000	Jane Street Group/JSG Finance Inc. 144A, 6.13%, 11/01/32 (a)	611
500,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (b)	506
750,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	681
300,000	Main Street Capital Corp., 6.95%, 3/01/29	313
200,000	PennyMac Financial Services Inc. 144A, 6.88%, 5/15/32 (a)	209
525,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	468
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	447
800,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	820
500,000	Starwood Property Trust Inc. 144A, 5.25%, 10/15/28 (a)	502
280,000	Synchrony Financial, 7.25%, 2/02/33	297
500,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.630%), 6.85% (a)(b)(g)	512
500,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (a)(b)(g)	509
750,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(g)	879
750,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.08%, 9/15/29 (b)	748
600,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.500%), 5.15%, 4/23/31 (b)	619

		23,967

Industrial (9%)
550,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (a)	582
450,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	464
700,000	Boeing Co., 6.53%, 5/01/34	775
400,000	Braskem Netherlands Finance BV 144A, 4.50%, 1/31/30 (a)	161
550,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	561
350,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	360
225,000	Cemex SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.520%), 7.20% (a)(b)(g)	234
450,000	Centene Corp., 4.25%, 12/15/27	444
250,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	261
600,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a) (h)	614
500,000	Clydesdale Acquisition Holdings Inc. 144A, 6.75%, 4/15/32 (a)	502
300,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	301
350,000	Crown Americas LLC 144A, 5.88%, 6/01/33 (a)	355

41 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
250,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (a)	$232
500,000	Flowers Foods Inc., 5.75%, 3/15/35	506
300,000	Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a)	304
550,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	556
500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (a)	526
550,000	General Motors Co., 5.60%, 10/15/32	574
300,000	Graphic Packaging International LLC 144A, 1.51%, 4/15/26 (a)	296
260,000	HCA Inc., 3.50%, 9/01/30	250
700,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/30	695
650,000	Hyundai Capital America 144A, 6.50%, 1/16/29 (a)	690
450,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a)	460
500,000	JH North America Holdings Inc. 144A, 5.88%, 1/31/31 (a)	510
200,000	Land O’ Lakes Inc. 144A, 7.00% (a)(g)	174
350,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	360
450,000	Meta Platforms Inc., 4.88%, 11/15/35	452
350,000	Micron Technology Inc., 5.30%, 1/15/31	362
300,000	NTT Finance Corp. 144A, 4.57%, 7/16/27 (a)	302
250,000	OCP SA 144A, 6.10%, 4/30/30 (a)	262
300,000	Quikrete Holdings Inc. 144A, 6.75%, 3/01/33 (a)	312
400,000	Regal Rexnord Corp., 6.40%, 4/15/33	429
500,000	Solstice Advanced Materials Inc. 144A, 5.63%, 9/30/33 (a)	501
800,000	Stellantis Finance U.S. Inc. 144A, 1.71%, 1/29/27 (a)	773
700,000	Synopsys Inc., 4.85%, 4/01/30	713

		15,853

Utility (10%)
700,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (a)(h)	707
599,950	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	617
550,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	553
300,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 10/15/33 (a)	300
300,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 6.63%, 7/15/33 (a)	306
300,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (a)	302
300,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (a)	301
350,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(g)	374
370,000	CNX Resources Corp. 144A, 7.25%, 3/01/32 (a)	386
975,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	867
200,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a)	201
400,000	Energy Transfer LP, 5.75%, 2/15/33	419
600,000	Energy Transfer LP, 6.55%, 12/01/33	656
750,000	Expand Energy Corp., 5.70%, 1/15/35	772
198,101	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	210

Principal or Shares	Security Description	Value (000)
450,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (a)	$457
680,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	657
800,000	NRG Energy Inc. 144A, 6.25%, 11/01/34 (a)	824
450,000	Occidental Petroleum Corp., 5.55%, 10/01/34 (h)	456
332,500	OHI Group SA 144A, 13.00%, 7/22/29 (a)	344
300,000	ONEOK Inc., 5.80%, 11/01/30	316
650,000	Palomino Funding Trust I 144A, 7.23%, 5/17/28 (a)	688
550,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	586
450,000	Petrobras Global Finance BV, 6.25%, 1/10/36	444
450,000	Petroleos Mexicanos, 6.70%, 2/16/32	450
500,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (a)	502
300,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a)	323
600,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	600
432,135	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)	444
550,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	552
250,000	Sunoco LP 144A, 6.25%, 7/01/33 (a)	256
264,572	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	260
400,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 6.25%, 10/01/33 (a)	402
400,000	Var Energi ASA 144A, 8.00%, 11/15/32 (a)	462
400,000	Venture Global Plaquemines LNG LLC 144A, 6.50%, 1/15/34 (a)	419
100,000	Western Midstream Operating LP, 6.35%, 1/15/29	105
250,000	Western Midstream Operating LP, 6.15%, 4/01/33	263
400,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)	410

		17,191

Total Corporate Bond (Cost - $55,926)		57,011

Foreign Government (4%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)(h)	143
550,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	660
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	574
350,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (a)	370
590,000	Guatemala Government Bond, 4.50%, 5/03/26 (i)	589
350,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (a)	378
300,000	Ivory Coast Government International Bond 144A, 7.63%, 1/30/33 (a)	317
500,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	354
400,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (a)	394
172,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	173
450,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	475
700,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (a)	722

Annual Financial Statements and Other Information 42

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)
300,000	Peruvian Government International Bond, 5.38%, 2/08/35	$309
200,000	Republic of Kenya Government International Bond 144A, 7.88%, 10/09/33 (a)	196
250,000	Republic of South Africa Government International Bond Series 10Y, 4.85%, 9/30/29	250
250,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	259
575,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (a)	535
300,000	Romanian Government International Bond 144A, 5.75%, 9/16/30 (a)	307

Total Foreign Government (Cost - $6,963)		7,005

Mortgage Backed (23%)
450,000	BDS LLC 2024-FL13 144A, (1 mo. Term Secured Overnight Financing Rate + 1.576%), 5.61%, 9/19/39 (a)(b)	451
700,000	Bravo Residential Funding Trust 2025-NQM10 144A, 4.87%, 9/25/65 (a)(e)	699
496,151	Bravo Residential Funding Trust 2025-NQM9 144A, 5.04%, 9/25/65 (a)	496
334,822	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	337
400,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.386%), 5.49%, 1/17/43 (a)(b)	400
300,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.648%), 5.75%, 1/17/43 (a)(b)	300
605,518	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.55%, 9/15/36 (a)(b)	605
742,428	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 3.140%), 7.17%, 2/15/39 (a)(b)	746
528,383	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.72%, 3/15/41 (a)(b)	530
700,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 5.67%, 2/15/41 (a)(b)	700
611,265	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	617
250,000	COLT Mortgage Loan Trust 2025-10 144A, 5.09%, 10/25/70 (a)(e)	250
550,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.13%, 3/25/44 (a)(b)	554
248,135	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(e)	250
222,045	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(e)	223
400,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	413
200,000	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 6.00%, 10/15/42 (a)(b)	201
493,772	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 16.55%, 9/25/28 (b)	514

Principal or Shares	Security Description	Value (000)
763,811	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.05%, 10/25/28 (b)	$799
489,979	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.55%, 1/25/29 (b)	519
981,500	FN CB3622 30YR, 4.00%, 5/01/52	936
1,213,252	FN CB4120 30YR, 4.00%, 7/01/52	1,157
977,903	FN CB4127 30YR, 4.50%, 7/01/52	958
853,621	FN CB4211 30YR, 4.50%, 7/01/52	837
859,442	FN CB4794 30YR, 4.50%, 10/01/52	841
687,683	FN CB7991 30YR, 5.50%, 2/01/54	697
566,133	FN CB8021 30YR, 6.50%, 2/01/54	595
550,110	FN CB9019 30YR, 6.00%, 8/01/54	564
1,654,955	FN MA4761 30YR, 5.00%, 9/01/52	1,655
1,281,341	FN MA4785 30YR, 5.00%, 10/01/52	1,284
1,030,876	FN MA4842 30YR, 5.50%, 12/01/52	1,048
881,718	FN MA4869 30YR, 5.50%, 1/01/53	895
178,406	FN MA4876 30YR, 6.00%, 12/01/52	184
1,393,354	FN MA5040 30YR, 6.00%, 6/01/53	1,431
906,918	FN MA5073 30YR, 6.00%, 7/01/53	930
645,851	FR RA7790 30YR, 5.00%, 8/01/52	647
508,357	FR RA7936 30YR, 5.00%, 9/01/52	512
778,812	FR RA8249 30YR, 5.50%, 11/01/52	792
1,173,835	FR RA8415 30YR, 5.50%, 1/01/53	1,194
441,409	FR SB8192 15YR, 5.00%, 10/01/37	447
711,938	FR SB8206 15YR, 5.00%, 1/01/38	720
220,461	FR SB8247 15YR, 5.00%, 8/01/38	223
670,889	FR SD2184 30YR, 6.00%, 1/01/53	691
679,413	FR SD8245 30YR, 4.50%, 9/01/52	666
330,174	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.80%, 5/25/28 (b)	332
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.914%), 9.27%, 9/25/47 (a)(b)	323
550,000	Greystone CRE Notes HC-4 LLC 2025-HC4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.784%), 5.93%, 10/15/42 (a)(b)	550
186,553	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 3.93%, 8/17/33 EUR (a)(b)(c)	215
785,485	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 4.73%, 8/17/33 EUR (b)(c)(i)	904
23,477	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(e)	23
155,324	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(e)	150
750,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.31%, 11/05/41 (a)(e)	743
356,633	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	357
368,563	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	370
303,210	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	303
279,825	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	281
197,743	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(e)	199

43 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
301,920	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	$304
204,139	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (a)(e)	206
434,733	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (a)(e)	438
296,908	OBX Trust 2025-NQM16 144A, 5.06%, 8/25/65 (a)	297
248,453	OBX Trust 2025-NQM18 144A, 5.06%, 9/25/65 (a)(e)	249
300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.80%, 2/25/47 (a)(b)	366
400,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.340%), 7.37%, 2/15/42 (a)(b)	399
794,167	Taurus DAC 2021-UK1A 144A, (Sterling Overnight Index Average + 2.600%), 6.59%, 5/17/31 GBP (a)(b)(c)	1,046
300,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.55%, 3/15/38 (a)(b)	301
550,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 0.00%, 6/18/43 (a)(b)(d)	552
288,357	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(e)	290
303,811	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(e)	306
662,550	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(e)	668
550,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.692%), 6.72%, 10/15/42 (a) (b)	551

Total Mortgage Backed (Cost - $39,710)		40,231

Municipal (2%)
295,000	California Earthquake Authority A, 5.60%, 7/01/27	299
245,111	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(j)	—
900,000	County of Alameda CA B, 3.95%, 8/01/33	878
250,000	District of Columbia Water & Sewer Authority A, 4.81%, 10/01/14	223
505,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (k)	461
350,000	Idaho Housing & Finance Association A, 6.00%, 1/01/65 (k)	365
400,000	Pennsylvania Economic Development Financing Authority B, 6.53%, 6/15/39	441
600,000	Regents of the University of California Medical Center Pooled Revenue Q, 4.13%, 5/15/32	595

Total Municipal (Cost - $3,587)		3,262

U.S. Government Agency (1%)
950,000	Tennessee Valley Authority, 5.25%, 9/15/39 (Cost - $1,030)	1,016

U.S. Treasury (13%)
1,940,000	U.S. Treasury Bond, 2.00%, 8/15/51 (l)(m)	1,151
1,550,000	U.S. Treasury Bond, 4.75%, 8/15/55	1,571
3,775,815	U.S. Treasury Inflation Indexed Notes, 1.63%, 4/15/30	3,823

Principal or Shares	Security Description	Value (000)
2,986,872	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	$2,940
490,000	U.S. Treasury Note, 3.50%, 1/31/28 (l)(m)	489
320,000	U.S. Treasury Note, 3.88%, 8/31/32	320
1,810,000	U.S. Treasury Note, 3.88%, 8/15/34	1,789
2,050,000	U.S. Treasury Note, 4.25%, 11/15/34	2,082
7,720,000	U.S. Treasury Note, 4.25%, 5/15/35	7,825

Total U.S. Treasury (Cost - $22,561)		21,990

Stock (1%)
Preferred Stock (1%)
40,000	Morgan Stanley, 6.50% (g)
	(Cost - $1,000)	1,024

Private Equity (0%)
2,910	Luxco 3 Restructuring (c)
	(Cost - $–)	49

Total Stock (Cost - $1,000)		1,073

Investment Company (7%)
9,057,217	Payden Cash Reserves Money Market Fund*	9,057
101,806	Payden Emerging Market Corporate Bond Fund, SI Class*	901
197,095	Payden Emerging Markets Local Bond Fund, SI Class*	1,920

Total Investment Company (Cost - $11,777)		11,878

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $82)		82

Total Investments (Cost - $165,936) (97%)		165,875
Other Assets, net of Liabilities (3%)		5,169

Net Assets (100%)		$171,044

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $1,920 and the total market value of the collateral held by the Fund is $1,978. Amounts in 000s. (i) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Payment of principal and/or interest is insured against default by a monoline insurer.
(l)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(m)	All or a portion of the security is pledged to cover futures contract margin requirements.

Annual Financial Statements and Other Information 44

Payden Strategic Income Fund continued

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.1%
Protection Bought (Relevant Credit:Markit CDX,
North America High Yield Series 45 Index), Pay 5.00%
Quarterly, Receive upon credit default	Citibank, N.A.	$7,300	01/21/2026	$82	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 1,722	CAD 2,364	Morgan Stanley	03/18/2026	$26
USD 6,147	EUR 5,179	Morgan Stanley	03/18/2026	134
USD 1,180	GBP 868	Morgan Stanley	03/18/2026	39

				199

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	161	Dec-25	$18,593	$221	$221
U.S. Treasury 2-Year Note Future	229	Dec-25	47,687	(39)	(39)

					182

Short Contracts:
U.S. Treasury 5-Year Note Future	386	Dec-25	(42,155)	46	46
U.S. Ultra Bond Future	9	Dec-25	(1,092)	(41)	(41)

					5

Total Futures					$187

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 4.270% (SOFRRATE)
Annually, Pay Fixed 3.282% Annually	02/27/2035	$3,200	$114	$—	$114
10-Year SOFR Swap, Receive Variable 4.278% (SOFRRATE)
Annually, Pay Fixed 2.738% Annually	08/30/2034	2,600	180	—	180
10-Year SOFR Swap, Receive Variable 4.326% (SOFRRATE)
Annually, Pay Fixed 2.936% Annually	06/28/2034	2,630	144	—	144
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay
Variable 4.278% (SOFRRATE) Annually	08/30/2026	11,900	(127)	—	(127)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay
Variable 4.326% (SOFRRATE) Annually	06/29/2026	11,766	(135)	—	(135)

45 Payden Mutual Funds

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
5-Year SOFR Swap, Receive Variable 4.270% (SOFRRATE)
Annually, Pay Fixed 3.333% Annually	02/27/2027	$13,500	(126)	—	(126)

			$50	$—	$50

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,920
Non-cash Collateral[2]	(1,920)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information 46

Payden Absolute Return Bond Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (18%)
1,400,000	AIMCO CLO 2018-BA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.39%, 4/16/37 (a)(b)	$1,403
3,250,000	Allegro CLO XII Ltd. 2020-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.440%), 5.31%, 7/21/37 (a)(b)	3,259
1,450,000	Apidos CLO 2013-12A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.35%, 4/15/31 (a)(b)	1,450
2,125,421	ARES LII CLO Ltd. 2019-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.880%), 4.74%, 4/22/31 (a)(b)	2,125
8,100,000	ARES XLIV CLO Ltd. 2017-44A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.130%), 5.03%, 4/15/34 (a)(b)	8,109
2,200,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.95%, 7/18/34 (a)(b)	2,201
7,000,000	Canyon Capital CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.95%, 4/15/34 (a)(b)	7,000
2,300,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.97%, 4/20/34 (a) (b)	2,302
1,000,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (b)	975
970,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (b)	888
2,000,000	Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.48%, 1/20/37 (a)(b)	2,002
3,200,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (b)(c)	2,238
1,150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (b)	1,113
2,000,000	Diamond Issuer LLC 2021-1A 144A, 3.79%, 11/20/51 (b)	1,874
1,873,184	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (b)	1,768
650,000	Dryden 39 Euro CLO DAC 2015-39A 144A, (3 mo. EURIBOR + 0.950%), 2.98%, 4/15/35 EUR (a)(b)(c)	747
110	Flagship Credit Auto Trust, 26.40%, 3/15/29 (d)	5
2,120,075	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 6.43%, 2/23/39 (a)(b)	2,115
3,500,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.13%, 4/16/34 (a)(b)	3,505
2,016,000	Golub Capital Partners Static Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 5.45%, 7/20/35 (a)(b)	2,015
2,500,000	Henley CLO III DAC 3X, (3 mo. EURIBOR + 0.970%), 3.04%, 12/25/35 EUR (a)(c)(e)	2,882
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (b)	781
2,475,000	HPS Loan Management Ltd. 2021-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.110%), 4.97%, 1/23/35 (a)(b)	2,476

Principal or Shares	Security Description	Value (000)
651,274	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (b)	$662
2,275,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.96%, 7/20/36 (a)(b)	2,275
3,100,000	KKR CLO Ltd. 25 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.85%, 7/15/34 (a)(b)	3,088
3,050,000	KKR CLO Ltd. 26 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.00%, 10/15/34 (a)(b)	3,050
1,506,726	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.45%, 2/17/39 (a)(b)	1,509
2,700,000	Madison Park Funding LVII Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.14%, 7/27/34 (a)(b)	2,702
5,275,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-41A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.95%, 4/15/34 (a)(b)	5,282
2,500,000	OAK Hill European Credit Partners V Designated Activity Co. 2016-5A 144A, (3 mo. EURIBOR + 0.980%), 2.99%, 1/21/35 EUR (a) (b)(c)	2,880
2,575,083	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (b)	2,215
2,200,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.05%, 10/15/34 (a)(b)	2,202
3,600,000	Octagon Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.96%, 10/15/34 (a)(b)	3,598
1,722,915	RCKT Mortgage Trust 2025-CES2 144A, 5.50%, 2/25/55 (b)	1,738
931,042	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (b)	942
1,905,588	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (b)	1,950
100	Santander Consumer Auto Receivables Trust 2021-B, 0.00%, 3/15/29 (d)	2,821
100	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	1,120
453,380	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (b)	454
1,306,965	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (b)	1,306
1,045,749	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (b)	1,046
126	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, 4/18/28 (d)	3,158
61	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (d)	1,153
2,200,000	Sona Fios CLO I DAC 1A 144A, (3 mo. EURIBOR + 1.500%), 4.71%, 7/15/36 EUR (a) (b)(c)	2,537
2,100,000	Sound Point Euro CLO I Funding DAC 1X, (3 mo. EURIBOR + 0.820%), 2.89%, 5/25/34 EUR (a)(c)(e)	2,415
85	United Auto Credit Securitization Trust 2022-2, 0.00%, 4/10/29 (d)	—

47 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (b)	$2,240
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (b)	1,017
8,000,000	Voya CLO Ltd. 2020-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 4.97%, 7/16/34 (a)(b)	8,007
2,025,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (b)	2,095

Total Asset Backed (Cost - $122,419)		116,695

Bank Loan(f) (6%)
1,289,861	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 5.97%, 9/30/31	1,293
418,947	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.13%, 5/28/32	421
693,002	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.50%, 8/20/31	695
4,075,844	EMRLD Borrower LP Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.12%, 8/04/31	4,067
1,827,628	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.03%, 9/13/32	1,832
1,875,000	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.19%, 10/09/30	1,870
1,393,599	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.72%, 3/07/32	1,401
937,385	Iron Mountain Information Management LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.97%, 1/31/31	939
2,241,814	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.11%, 8/05/32	2,249
671,625	Leia Finco U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.19%, 10/09/31	674
816,750	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.25%, 8/18/31	821
2,288,083	Madison Iaq LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 6.70%, 6/21/28	2,295
266,098	Madison Iaq LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.45%, 5/06/32	267
2,060,481	McGraw-Hill Education Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.82%, 8/06/31	2,061
1,448,051	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.22%, 7/21/28	1,460
1,243,719	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.36%, 7/25/30	1,246
1,500,000	Qnity Electronics Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 11/01/32	1,503

Principal or Shares	Security Description	Value (000)
2,613,621	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.22%, 2/10/32	$2,620
1,300,000	QXO Building Products Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.97%, 4/30/32	1,304
2,600,000	Raising Canes Restaurants LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 2.00%, 11/03/32	2,599
1,075,000	Talen Energy Supply LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 2.00%, 10/11/32	1,076
930,543	Terex Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 0.750%), 5.72%, 10/08/31	935
1,091,709	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.50%, 2/28/31	1,094
1,050,000	Transdigm Inc. Term Loan M 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.50%, 8/13/32	1,052
1,055,895	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.72%, 4/25/31	1,064

Total Bank Loan (Cost - $36,782)		36,838

Corporate Bond (20%)
1,300,000	ADT Security Corp. 144A, 5.88%, 10/15/33 (b)	1,322
1,700,000	AECOM 144A, 6.00%, 8/01/33 (b)	1,746
1,000,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 1.780%), 5.55%, 7/31/33 (a)	1,005
1,100,000	Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 EUR (c)(e)	1,287
200,000	Alpha Generation LLC 144A, 6.25%, 1/15/34 (b)	202
1,950,000	Alphabet Inc., 2.50%, 5/06/29 EUR (c)	2,249
185,000	Altice France Lux 3/Altice Holdings 1 144A, 10.00%, 1/15/33 (b)	174
330,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (a)	340
725,000	American Homes 4 Rent LP, 4.95%, 6/15/30	739
3,175,000	American Honda Finance Corp., 4.50%, 9/04/30	3,184
675,000	Amrize Finance U.S. LLC 144A, 4.95%, 4/07/30 (b)	691
425,000	B&M European Value Retail SA, 6.50%, 11/27/31 GBP (c)(e)	549
375,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.000%), 5.16%, 1/24/31 (a)	387
975,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.080%), 4.48%, 11/11/29 (a)	977
725,000	Beach Acquisition Bidco LLC 144A, 5.25%, 7/15/32 EUR (b)(c)	861
1,450,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (b)	1,453
125,000	Blue Owl Capital Corp., 3.40%, 7/15/26	124
1,595,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (b)	1,677
950,000	Boots Group Finco LP 144A, 5.38%, 8/31/32 EUR (b)(c)	1,138
900,000	Boparan Finance PLC, 9.38%, 11/07/29 GBP (c) (e)	1,258
900,000	Broadcom Inc., 4.20%, 10/15/30	899
550,000	Bubbles Bidco SpA 144A, 6.50%, 9/30/31 EUR (b)(c)	655
1,425,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (b)	1,454

Annual Financial Statements and Other Information 48

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,025,000	Cigna Group, 4.50%, 9/15/30	$1,029
1,425,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (b)	1,428
750,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (a)	686
1,160,000	Clean Harbors Inc. 144A, 5.75%, 10/15/33 (b)	1,186
2,100,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 5.50%, 1/30/33 (b)	2,132
775,000	CRH America Finance Inc., 5.40%, 5/21/34	804
1,500,000	Deutsche Bank AG, (3 mo. EURIBOR + 1.500%), 4.13%, 4/04/30 EUR (a)(c)(e)	1,794
1,425,000	DNB Bank ASA, (1 yr. UK Government Bonds Note Generic Bid Yield + 2.150%), 4.00%, 8/17/27 GBP (a)(c)(e)	1,869
1,150,000	doValue SpA 144A, 5.38%, 11/15/31 EUR (b)(c)	1,326
1,250,000	DTE Energy Co., 5.05%, 10/01/35	1,247
325,000	Duke Energy Carolinas LLC, 4.85%, 3/15/30	334
1,050,000	Edge Finco PLC 144A, 8.13%, 8/15/31 GBP (b) (c)	1,463
500,000	EOG Resources Inc., 5.35%, 1/15/36	515
450,000	Equitable America Global Funding 144A, 4.65%, 6/09/28 (b)	455
1,350,000	Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (b)	1,456
1,950,000	Fiserv Funding ULC, 2.88%, 6/15/28 EUR (c)	2,246
1,050,000	Flutter Treasury DAC 144A, 6.13%, 6/04/31 GBP (b)(c)	1,394
1,625,000	Ford Motor Credit Co. LLC, 5.87%, 10/31/35	1,606
1,400,000	Fressnapf Holding SE, 5.25%, 10/31/31 EUR (c) (e)	1,641
1,000,000	Frontier Communications Holdings LLC 144A, 5.00%, 5/01/28 (b)	999
2,325,000	General Motors Financial Co. Inc., 4.90%, 10/06/29	2,359
3,250,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.900%), 4.15%, 10/21/29 (a)	3,241
3,250,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.060%), 4.37%, 10/21/31 (a)	3,237
250,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (a)	229
1,125,000	Gruppo San Donato SpA 144A, 6.50%, 10/31/31 EUR (b)(c)	1,335
425,000	HCA Inc., 5.88%, 2/01/29 (g)	443
1,500,000	HCA Inc., 4.90%, 11/15/35	1,483
1,250,000	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	1,237
1,225,000	Hyundai Capital America 144A, 4.50%, 9/18/30 (b)	1,223
1,675,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	1,683
1,905,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 4.26%, 10/22/31 (a)	1,899
975,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.340%), 4.95%, 10/22/35 (a)	986
1,400,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (b)	1,468
2,400,000	M&T Bank Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.430%), 5.40%, 7/30/35 (a)	2,418

Principal or Shares	Security Description	Value (000)
1,535,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 144A, 6.88%, 12/01/32 (b)	$1,558
950,000	Marriott International Inc., 4.50%, 10/15/31	948
1,050,000	Meta Platforms Inc., 4.20%, 11/15/30	1,049
1,600,000	Mexico City Airport Trust, 4.25%, 10/31/26 (e)	1,595
2,625,000	Morgan Stanley I, (U.S. Secured Overnight Financing Rate + 1.074%), 4.36%, 10/22/31 (a)	2,617
725,000	Novelis Corp. 144A, 6.38%, 8/15/33 (b)	735
900,000	Novo Banco SA, (3 mo. EURIBOR + 1.050%), 3.38%, 1/22/31 EUR (a)(c)(e)	1,054
1,400,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (b) (c)	1,676
2,425,000	Open Text Corp. 144A, 6.90%, 12/01/27 (b)	2,527
375,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (b)	386
1,275,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 6/30/29 EUR (a)(c)(e)	1,611
1,400,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (c) (e)	1,614
127,000	Petroleos Mexicanos, 2.75%, 4/21/27 EUR (c)(e)	145
1,675,000	Petroleos Mexicanos, 6.35%, 2/12/48	1,344
1,000,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (b)	1,053
750,000	Qnity Electronics Inc. 144A, 5.75%, 8/15/32 (b)	764
1,700,000	Rentokil Initial PLC, 0.50%, 10/14/28 EUR (c) (e)	1,854
350,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.030%), 5.15%, 2/04/31 (a)	361
1,800,000	Sagax AB, 4.38%, 5/29/30 EUR (c)(e)(g)	2,169
925,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (a)	943
4,000,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (b)	3,888
2,200,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (b)	2,253
1,900,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (b)	1,812
1,550,000	Standard Building Solutions Inc. 144A, 6.50%, 8/15/32 (b)	1,595
1,375,000	Standard Building Solutions Inc. 144A, 6.25%, 8/01/33 (b)	1,403
1,275,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (b)	1,363
825,000	Sumitomo Mitsui Trust Group Inc. 144A, (U.S. Secured Overnight Financing Rate + 1.650%), 5.42%, 9/11/36 (a)(b)	839
910,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (b)	937
435,000	Synopsys Inc., 4.85%, 4/01/30	443
695,000	Synopsys Inc., 5.00%, 4/01/32	710
850,000	Synopsys Inc., 5.15%, 4/01/35	864
1,100,000	TDF Infrastructure SASU, 4.13%, 10/23/31 EUR (c)(e)	1,296
1,650,000	Tesco Corporate Treasury Services PLC, 3.38%, 5/06/32 EUR (c)(e)	1,916
1,080,000	Toronto-Dominion Bank, 4.11%, 10/13/28	1,080
1,650,000	Uber Technologies Inc., 4.15%, 1/15/31	1,635
1,775,000	UniCredit SpA, (3 mo. EURIBOR + 1.600%), 4.45%, 2/16/29 EUR (a)(c)(e)	2,126
1,200,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (b)	1,207
875,000	Viper Energy Partners LLC, 5.70%, 8/01/35	893
495,000	VMware LLC, 1.80%, 8/15/28	465
1,600,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.500%), 5.15%, 4/23/31 (a)	1,650

49 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,850,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.020%), 5.39%, 4/24/34 (a)	$1,922
1,075,000	WMG Acquisition Corp. 144A, 3.75%, 12/01/29 (b)	1,029

Total Corporate Bond (Cost - $127,744)		130,551

Foreign Government (13%)
775,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (b)(c)	920
186,000,000	Brazil Letras do Tesouro Nacional, 14.11%, 4/01/26 BRL (c)(d)	32,689
44,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (c)	7,204
1,350,000	Costa Rica Government International Bond, 7.16%, 3/12/45 (e)	1,483
1,310,000	Dominican Republic International Bond, 5.95%, 1/25/27 (e)	1,331
1,625,000	Dominican Republic International Bond 144A, 5.88%, 10/28/35 (b)	1,624
700,000	Egypt Government International Bond, 5.63%, 4/16/30 EUR (c)(e)	786
4,125,000	Ghana Government International Bond, 5.00%, 7/03/29 (e)	4,027
1,090,000	Guatemala Government Bond, 4.38%, 6/05/27 (e)	1,084
1,575,000	Guatemala Government Bond 144A, 6.25%, 8/15/36 (b)	1,663
925,000	Guatemala Government Bond, 6.55%, 2/06/37 (e)	998
2,225,000	Hungary Government International Bond Series 10Y, 4.50%, 6/16/34 EUR (c)(e)	2,661
917,000	Ivory Coast Government International Bond, 6.38%, 3/03/28 (e)	931
300,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (b)	317
600,000	Ivory Coast Government International Bond, 8.08%, 4/01/36 (e)	634
200,000	Ivory Coast Government International Bond, 8.25%, 1/30/37 (e)	213
201,930,000	Mexican Bonos Series M, 7.75%, 11/23/34 MXN (c)	10,253
1,700,000	Mexico Government International Bond, 5.38%, 3/22/33	1,705
1,000,000	Nigeria Government International Bond, 10.38%, 12/09/34 (e)	1,128
94,060,000	Republic of South Africa Government Bond Series 2035, 8.88%, 2/28/35 ZAR (c)	5,438
400,000	Republic of Uzbekistan International Bond, 5.38%, 2/20/29 (e)	404
900,000	Republic of Uzbekistan International Bond, 3.70%, 11/25/30 (e)	842
1,800,000	Republic of Uzbekistan International Bond, 6.95%, 5/25/32 (e)	1,957
850,000	Romanian Government International Bond 144A, 5.75%, 9/16/30 (b)	871
1,050,000	Romanian Government International Bond 144A, 5.88%, 7/11/32 EUR (b)(c)	1,264
1,200,000	Sri Lanka Government International Bond, 3.60%, 2/15/38 (e)	1,111
2,350,975	Zambia Government International Bond, 5.75%, 6/30/33 (e)	2,265
Total Foreign Government (Cost - $83,704)		85,803

Principal or Shares	Security Description	Value (000)
Mortgage Backed (39%)
1,425,000	1301 Trust 2025-1301 144A, 5.06%, 8/11/42 (b)(h)	$1,448
1,150,000	1301 Trust 2025-1301 144A, 6.22%, 8/11/42 (b)(h)	1,169
2,000,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.354%), 5.39%, 1/20/43 (a) (b)	2,002
1,650,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 5.85%, 11/15/36 (a) (b)	1,654
2,600,000	BDS LLC 2025-FL15 144A, (1 mo. Term Secured Overnight Financing Rate + 1.400%), 5.43%, 3/19/43 (a)(b)	2,602
2,050,000	BFLD Commercial Mortgage Trust 2025-660F 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.46%, 11/15/42 (a)(b)	2,058
1,425,000	BFLD Commercial Mortgage Trust 2025-660F 144A, (1 mo. Term Secured Overnight Financing Rate + 2.150%), 6.11%, 11/15/42 (a)(b)	1,431
2,553,395	Bravo Residential Funding Trust 2025-NQM1 144A, 5.60%, 12/25/64 (b)	2,573
1,111,278	Bravo Residential Funding Trust 2025-NQM3 144A, 5.57%, 3/25/65 (b)	1,120
2,025,000	Bravo Residential Funding Trust 2025-NQM10 144A, 5.33%, 9/25/65 (b)	2,022
1,703,873	BRAVO Residential Funding Trust 2024-NQM7 144A, 6.06%, 10/27/64 (b)	1,717
1,581,511	BRAVO Residential Funding Trust 2025-NQM2 144A, 5.68%, 11/25/64 (b)	1,595
2,338,376	BRAVO Residential Funding Trust 2025-NQM6 144A, 5.33%, 6/25/65 (b)	2,350
3,044,456	BRAVO Residential Funding Trust 2025-NQM7 144A, 5.46%, 7/25/65 (b)	3,069
2,250,000	BSPRT Issuer LLC 2025-FL12 144A, (1 mo. Term Secured Overnight Financing Rate + 1.386%), 5.49%, 1/17/43 (a)(b)	2,248
2,722,407	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.764%), 5.80%, 9/15/36 (a)(b)	2,721
2,906,484	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.964%), 7.00%, 9/15/36 (a)(b)	2,866
1,568,127	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 5.72%, 8/15/39 (a)(b)	1,572
1,197,856	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.380%), 5.41%, 8/15/42 (a)(b)	1,200
1,365,556	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.68%, 8/15/42 (a)(b)	1,376
3,950,000	BX Mortgage Trust 2025-BIO3 144A, 6.14%, 2/10/42 (b)	4,090
1,625,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.97%, 6/15/41 (a)(b)	1,627
2,200,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.92%, 3/15/42 (a)(b)	2,204

Annual Financial Statements and Other Information 50

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,700,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.192%), 6.22%, 3/15/42 (a)(b)	$1,698
1,500,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.28%, 7/15/44 (a)(b)	1,513
3,200,000	BXMT Ltd. 2025-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.639%), 5.67%, 10/18/42 (a)(b)	3,188
14,857,203	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (h)	402
1,550,000	Century Plaza Towers 2019-CPT 144A, 3.00%, 11/13/39 (b)(h)	1,370
2,331,170	Colt Mortgage Loan Trust 2024-7 144A, 5.54%, 12/26/69 (b)	2,347
1,344,916	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (b)	1,358
2,054,054	COLT Mortgage Loan Trust 2025-8 144A, 5.89%, 8/25/70 (b)	2,070
2,400,000	COMM Mortgage Trust 2025-SBX 144A, 5.55%, 8/10/41 (b)(h)	2,414
1,900,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 8.12%, 2/25/40 (a)(b)	1,968
1,363,209	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.550%), 5.73%, 10/25/41 (a)(b)	1,367
1,830,000	Connecticut Avenue Securities Trust 2021-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.18%, 10/25/41 (a)(b)	1,903
3,400,000	Connecticut Avenue Securities Trust 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.300%), 7.48%, 11/25/41 (a)(b)	3,476
650,000	Connecticut Avenue Securities Trust 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 10.38%, 11/25/41 (a)(b)	679
5,963,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.68%, 1/25/42 (a)(b)	6,190
1,775,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.68%, 3/25/42 (a)(b)	1,956
300,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.850%), 14.03%, 3/25/42 (a)(b)	332
1,213,156	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.48%, 5/25/43 (a)(b)	1,240
507,802	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 5.88%, 7/25/43 (a)(b)	510

Principal or Shares	Security Description	Value (000)
1,824,462	Connecticut Avenue Securities Trust 2023- R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.13%, 9/25/43 (a)(b)	$1,837
481,019	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.28%, 2/25/44 (a)(b)	481
2,128,601	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.18%, 2/25/45 (a)(b)	2,134
2,264,237	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.33%, 2/25/45 (a)(b)	2,268
2,500,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.78%, 2/25/45 (a)(b)	2,507
2,036,881	Connecticut Avenue Securities Trust 2025- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.78%, 3/25/45 (a)(b)	2,045
2,450,000	Connecticut Avenue Securities Trust 2025- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.68%, 5/25/45 (a)(b)	2,460
3,858,713	Connecticut Avenue Securities Trust 2025- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.950%), 5.13%, 9/25/45 (a)(b)	3,859
3,552,714	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (b)(h)	3,576
2,164,500	Cross Mortgage Trust 2025-H1 144A, 5.74%, 2/25/70 (b)(h)	2,185
2,829,843	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (b)(h)	2,835
1,425,000	DBC Mortgage Trust 2025-DBC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.40%, 6/15/38 (a)(b)	1,429
1,925,000	DBC Mortgage Trust 2025-DBC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.65%, 6/15/38 (a)(b)	1,931
1,650,000	DBC Mortgage Trust 2025-DBC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.050%), 6.10%, 6/15/38 (a)(b)	1,657
1,650,000	DGWD Trust 2025-INFL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.63%, 8/15/35 (a)(b)	1,660
1,475,000	Durst Commercial Mortgage Trust 2025-151 144A, 5.82%, 8/10/42 (b)(h)	1,506
1,725,000	Durst Commercial Mortgage Trust 2025-151 144A, 6.79%, 8/10/42 (b)(h)	1,779
1,925,000	Freddie Mac Stacr Remic Trust 2025-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.68%, 9/25/45 (a)(b)	1,927
3,900,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.350%), 7.53%, 9/25/41 (a)(b)	3,967

51 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,050,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 10.43%, 9/25/41 (a)(b)	$2,126
669,469	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.68%, 10/25/41 (a)(b)	672
1,825,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 11.98%, 11/25/41 (a)(b)	1,936
1,500,000	Freddie Mac STACR REMIC Trust 2021-HQA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.750%), 7.93%, 12/25/41 (a)(b)	1,538
2,775,000	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.350%), 8.53%, 4/25/42 (a)(b)	2,906
2,850,000	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.250%), 9.43%, 5/25/42 (a)(b)	3,028
1,340,000	Freddie Mac STACR REMIC Trust 2022-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.750%), 10.93%, 6/25/42 (a)(b)	1,459
1,300,000	Freddie Mac STACR REMIC Trust 2022-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.350%), 9.53%, 8/25/42 (a)(b)	1,393
2,481,272	Freddie Mac STACR REMIC Trust 2023-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.29%, 3/25/43 (a)(b)	2,518
1,697,598	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.29%, 4/25/43 (a)(b)	1,722
1,400,000	Freddie Mac STACR REMIC Trust 2023-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 9.68%, 5/25/43 (a)(b)	1,542
4,492,095	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.03%, 11/25/43 (a)(b)	4,538
641,586	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.03%, 11/25/43 (a)(b)	645
975,512	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 5.43%, 3/25/44 (a)(b)	977
3,000,000	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.18%, 3/25/44 (a)(b)	3,035

Principal or Shares	Security Description	Value (000)
2,017,662	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 5.38%, 5/25/44 (a)(b)	$2,024
2,210,000	Freddie Mac STACR REMIC Trust 2024-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 5.43%, 8/25/44 (a)(b)	2,223
1,242,885	Frost CMBS DAC 2021-1A 144A, (Sterling Overnight Index Average + 2.900%), 6.89%, 11/20/33 GBP (a)(b)(c)	1,625
2,837,531	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 5.87%, 10/15/41 (a)(b)	2,851
20,684	JP Morgan Mortgage Trust 2017-5 144A, 4.96%, 10/26/48 (a)(b)(h)	21
3,778,018	LCCM 2017-LC26 144A, 1.50%, 7/12/50 (b)(h)	61
1,800,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.33%, 5/15/39 (a)(b)	1,744
2,990,000	LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.42%, 8/17/42 (a)(b)	2,990
1,175,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.950%), 6.01%, 8/18/42 (a)(b)	1,180
3,775,000	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (b)(h)	3,770
3,075,000	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 5.42%, 9/25/70 (b)	3,077
3,125,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.393%), 5.54%, 10/15/40 (a)(b)	3,131
1,800,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.643%), 5.79%, 10/15/40 (a)(b)	1,804
1,805,962	OBX Trust 2025-NQM7 144A, 5.56%, 5/25/55 (b)	1,824
1,367,799	OBX Trust 2024-NQM8 144A, 6.23%, 5/25/64 (b)	1,386
998,573	OBX Trust 2024-NQM13 144A, 5.42%, 6/25/64 (b)	998
1,658,532	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	1,666
1,250,740	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	1,248
1,918,799	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (b)	1,928
3,322,083	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (b)(h)	3,337
6,793,859	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (b)	6,852
2,121,141	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (b)	2,141
1,855,999	OBX Trust 2025-NQM3 144A, 5.95%, 12/01/64 (b)	1,871
4,156,271	OBX Trust 2025-NQM5 144A, 5.52%, 3/25/65 (b)	4,174
2,115,410	OBX Trust 2025-NQM6 144A, 5.96%, 3/25/65 (b)	2,136
4,527,728	OBX Trust 2025-NQM10 144A, 5.45%, 5/25/65 (b)	4,570

Annual Financial Statements and Other Information 52

Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
4,150,000	OBX Trust 2025-NQM19 144A, 4.87%, 10/25/65 (b)(h)	$4,138
1,625,000	OBX Trust 2025-NQM20 144A, 5.02%, 10/25/65 (b)(h)	1,625
2,250,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.48%, 2/15/42 (a)(b)	2,239
2,474,254	THPT Mortgage Trust 2023-THL 144A, 6.99%, 12/10/34 (b)(h)	2,508
1,775,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.950%), 0.00%, 6/18/43 (a)(b)(d)	1,781
1,125,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 2.200%), 0.00%, 6/18/43 (a)(b)(d)	1,129
3,196,986	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(h)	3,206
3,038,110	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (b)(h)	3,057
1,618,416	Verus Securitization Trust 2025-2 144A, 5.31%, 3/25/70 (b)	1,626
1,512,949	Verus Securitization Trust 2025-6 144A, 5.42%, 7/25/70 (b)	1,524
1,973,465	Verus Securitization Trust 2025-8 144A, 4.87%, 9/25/70 (b)(h)	1,971
1,825,000	VRTX Trust 2025-HQ 144A, 5.92%, 8/05/42 (b)(h)	1,856
950,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.06%, 10/13/39 (b)(h)	955
1,200,000	Wells Fargo Commercial Mortgage Trust 2024- MGP 144A, (1 mo. Term Secured Overnight Financing Rate + 2.939%), 6.97%, 8/15/41 (a) (b)	1,200
1,550,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 1.693%), 5.73%, 10/15/42 (a) (b)	1,555
4,799,505	Wells Fargo Commercial Mortgage Trust 2018- C46, 0.90%, 8/15/51 (h)	80

Total Mortgage Backed (Cost - $246,465)		245,855

U.S. Treasury (1%)
6,000,000	U.S. Treasury Note, 3.88%, 7/31/27 (Cost - $6,026)	6,026

Principal or Shares	Security Description	Value (000)
Stock (0%)
Private Equity (0%)
8,123	Luxco 3 Restructuring (c)(i) (Cost - $–)	$137

Rights (0%)
773	Altice France CVR (c)(i) (Cost - $–)	12

Total Stock (Cost - $–)		149

Investment Company (5%)
7,887,069	Payden Cash Reserves Money Market Fund*	7,887
2,042,302	Payden Emerging Markets Local Bond Fund, SI Class*	19,892

Total Investment Company (Cost - $27,001)		27,779

Purchase Options (0%)
Total Purchase Options (Cost - $794)		479

Total Investments, Before Written Options (Cost - $650,935) (102%)		650,175

Written Options (0%)
Total Written Options (Cost - $(334))		(231)

Total Investments (Cost - $650,601) (102%)		649,944
Liabilities in excess of Other Assets (-2%)		(10,003)

Net Assets (100%)		$639,941

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $410 and the total market value of the collateral held by the Fund is $439. Amounts in 000s.
(h)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Non-income producing

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
Energy Select Sector SPDR Fund	1,817	$22	$75	11/21/2025	$22	Put
S&P 500 Emini	104	343	6500	12/31/2025	343	Put
S&P 500 Emini	28	114	6800	11/28/2025	114	Put

Total Purchase Options					$479

53 Payden Mutual Funds

Written Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Emini	104	$(191)	$6200	12/31/2025	$(191)	Put
S&P 500 Emini	28	(40)	6500	11/28/2025	(40)	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 27,668	USD 18,036	HSBC Bank USA, N.A.	11/20/2025	$71
CHF 155	USD 193	HSBC Bank USA, N.A.	11/20/2025	—
HUF 1,112,900	USD 3,259	HSBC Bank USA, N.A.	11/20/2025	44
USD 4,897	GBP 3,627	BNP PARIBAS	11/20/2025	132
USD 33,381	BRL 186,000	BNP PARIBAS	04/07/2026	43
USD 497	AUD 753	HSBC Bank USA, N.A.	11/20/2025	4
USD 9,899	CHF 7,867	HSBC Bank USA, N.A.	11/20/2025	100
USD 4,893	EUR 4,169	HSBC Bank USA, N.A.	11/20/2025	82
USD 13,072	GBP 9,757	HSBC Bank USA, N.A.	11/20/2025	254
USD 6,489	JPY 970,500	HSBC Bank USA, N.A.	11/20/2025	179
USD 5,035	NOK 49,340	HSBC Bank USA, N.A.	11/20/2025	164
USD 2,362	CAD 3,242	Morgan Stanley	03/18/2026	35
USD 73,244	EUR 61,742	Morgan Stanley	03/18/2026	1,555
USD 9,372	GBP 6,900	Morgan Stanley	03/18/2026	307

				2,970

Liabilities:
EUR 4,187	USD 4,916	HSBC Bank USA, N.A.	11/20/2025	(84)
EUR 21,712	USD 25,441	Morgan Stanley	03/18/2026	(231)
GBP 13,384	USD 18,023	HSBC Bank USA, N.A.	11/20/2025	(439)
GBP 550	USD 733	Morgan Stanley	03/18/2026	(10)
JPY 2,201,385	USD 15,006	HSBC Bank USA, N.A.	11/20/2025	(692)
NOK 49,340	USD 4,900	HSBC Bank USA, N.A.	11/20/2025	(29)
USD 6,385	COP 26,046,900	Barclays Bank PLC	11/19/2025	(354)
USD 7,005	ZAR 124,370	BNP PARIBAS	11/20/2025	(158)
USD 625	BRL 3,500	HSBC Bank USA, N.A.	11/19/2025	(23)
USD 10,356	MXN 193,067	HSBC Bank USA, N.A.	11/20/2025	(14)
ZAR 30,005	USD 1,742	BNP PARIBAS	11/20/2025	(14)

				(2,048)

Net Unrealized Appreciation (Depreciation)				$922

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3 Month SOFR Future	635	Dec-26	$153,678	$50	$50
U.S. 10-Year Ultra Future	23	Dec-25	2,656	(11)	(11)
U.S. Treasury 10-Year Note Future	423	Dec-25	47,660	(303)	(303)
U.S. Treasury 5-Year Note Future	871	Dec-25	95,123	(151)	(151)

					(415)

Annual Financial Statements and Other Information 54

Payden Absolute Return Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Short Contracts:
Euro-Bobl Future	118	Dec-25	$(16,085)	$(72)	$(72)
Euro-Bund Future	101	Dec-25	(15,063)	(190)	(190)
Euro-Schatz Future	72	Dec-25	(8,887)	(2)	(2)
Long Gilt Future	14	Dec-25	(1,722)	(56)	(56)
U.S. Long Bond Future	98	Dec-25	(11,497)	(55)	(55)
U.S. Treasury 2-Year Note Future	702	Dec-25	(146,186)	205	205
U.S. Ultra Bond Future	176	Dec-25	(21,346)	(540)	(540)

					(710)

Total Futures					$(1,125)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Sold (Relevant Credit:Markit CDX, North
America High Yield Series 45 Index), Pay 5.00% Quarterly,
Receive upon credit default	12/20/2030	$4,400	$344	$317	$27

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$410
Non-cash Collateral[2]	(410)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

55 Payden Mutual Funds

Payden Securitized Income Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (38%)
Commercial (6%)
223,899	Ally Bank Auto Credit-Linked Notes Series 2025-A 144A, 6.07%, 6/15/33 (a)	$224
250,000	Ally Bank Auto Credit-Linked Notes Series 2025-B 144A, 6.16%, 9/15/33 (a)	250
322,417	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (a)	325
57,972	Dell Equipment Finance Trust 2023-3 144A, 5.93%, 4/23/29 (a)	58
1,009,492	DLLAD LLC 2021-1A 144A, 0.90%, 6/20/29 (a)	1,001
297,798	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (a)	299
600,000	GMF Floorplan Owner Revolving Trust Series 2025-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.83%, 3/15/29 (a)(b)	602
425,000	Hotwire Funding LLC 2021-1 144A, 2.31%, 11/20/51 (a)	415
500,000	Hotwire Funding LLC 2021-1 144A, 2.66%, 11/20/51 (a)	487
300,000	Hotwire Funding LLC 2023-1A 144A, 7.00%, 5/20/53 (a)	305
100,000	MMAF Equipment Finance LLC 2021-A 144A, 1.19%, 11/13/43 (a)	99
455,592	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	400
198,250	Oak Street Investment Grade Net Lease Fund Series 2021-1A 144A, 3.26%, 1/20/51 (a)	165
178,893	OneMain Financial Issuance Trust 2022-3A 144A, 5.94%, 5/15/34 (a)	180
390,000	OneMain Financial Issuance Trust 2022-S1 144A, 5.20%, 5/14/35 (a)	391
100,000	OneMain Financial Issuance Trust 2021-1A 144A, 2.47%, 6/16/36 (a)	94
100,000	OneMain Financial Issuance Trust 2019-2A 144A, 4.05%, 10/14/36 (a)	97
500,000	PFS Financing Corp. 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.08%, 1/15/28 (a)(b)	501
300,000	PFS Financing Corp. 2025-C 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.950%), 5.18%, 4/15/29 (a)(b)	301
250,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	247
366,875	Store Master Funding I-VII XIV XIX XX 2021- 1A 144A, 2.86%, 6/20/51 (a)	348
300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	292
400,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 5.59%, 5/15/54 (a)	402
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	311
500,000	Wheels Fleet Lease Funding LLC 2025-1A 144A, (1 mo. Term Secured Overnight Financing Rate + 0.670%), 4.99%, 1/18/40 (a)(b)	501

		8,295

Consumer (12%)
100,000	American Credit Acceptance Receivables Trust 2024-3 144A, 6.04%, 7/12/30 (a)	102

Principal or Shares	Security Description	Value (000)
400,000	American Credit Acceptance Receivables Trust 2025-2 144A, 5.50%, 7/14/31 (a)	$405
100,000	American Credit Acceptance Receivables Trust 2025-1 144A, 5.54%, 8/12/31 (a)	101
123,845	AmeriCredit Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 4.78%, 2/18/28 (b)	124
138,674	CarMax Auto Owner Trust 2024-3, 5.21%, 9/15/27	139
400,000	CarMax Select Receivables Trust 2025-B, 5.33%, 7/15/31	401
290,000	CarMax Select Receivables Trust 2025-A, 5.46%, 7/15/31	296
318,540	Carvana Auto Receivables Trust 2021-P3, 1.03%, 6/10/27	315
202,243	Carvana Auto Receivables Trust 2022-P3, 4.61%, 11/10/27	202
226,787	Carvana Auto Receivables Trust 2024-P4, 4.62%, 2/10/28	227
288,293	Carvana Auto Receivables Trust 2025-P1, 4.50%, 6/12/28	289
310,306	Chase Auto Credit Linked Notes Series 2025-1 144A, 6.02%, 2/25/33 (a)	311
177,943	Drive Auto Receivables Trust 2025-S1 144A, 6.04%, 6/16/29 (a)	179
400,000	Drive Auto Receivables Trust 2025-2, 4.90%, 12/15/32	397
200,593	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	197
393,369	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (a)	371
350,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	349
400,000	Exeter Automobile Receivables Trust 2024-4A, 5.81%, 12/16/30	406
290,000	Exeter Automobile Receivables Trust 2025-2A, 5.16%, 7/15/31	293
400,000	Exeter Automobile Receivables Trust 2025-4A, 5.23%, 1/15/32	398
550,000	Ford Credit Auto Owner Trust 2022-C, 5.22%, 3/15/30	553
65,224	GLS Auto Receivables Issuer Trust 2024-3A 144A, 5.35%, 8/16/27 (a)	65
389,257	GLS Auto Receivables Issuer Trust 2025-1A 144A, 4.68%, 12/15/27 (a)	390
201,000	GLS Auto Receivables Issuer Trust 2023-4A 144A, 7.18%, 8/15/29 (a)	208
500,000	GLS Auto Receivables Issuer Trust 2025-2A 144A, 4.97%, 10/15/29 (a)	504
260,000	GLS Auto Receivables Issuer Trust 2024-2A 144A, 6.19%, 2/15/30 (a)	267
450,000	GLS Auto Receivables Issuer Trust 2025-3A 144A, 5.16%, 6/16/31 (a)	448
82,769	GM Financial Consumer Automobile Receivables Trust 2021-4, 0.99%, 10/18/27	82
209,953	Onemain Direct Auto Receivables Trust 2022- 1A 144A, 4.65%, 3/14/29 (a)	210
500,000	Santander Bank Auto Credit-Linked Notes Series 2023-A 144A, 13.75%, 6/15/33 (a)	529
314,699	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	315

Annual Financial Statements and Other Information 56

Payden Securitized Income Fund continued

Principal or Shares	Security Description	Value (000)
214,912	Santander Drive Auto Receivables Trust 2024-S2 144A, 5.80%, 12/16/28 (a)	$215
522,874	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	523
290,000	Santander Drive Auto Receivables Trust 2025-2, 5.47%, 5/15/31	294
289,433	Securitized Term Auto Receivables Trust 2025-B 144A, 5.12%, 12/29/32 (a)	291
400,000	SoFi Consumer Loan Program Trust 2025-3 144A, 5.04%, 8/15/34 (a)	401
600,000	SoFi Consumer Loan Program Trust 2025-4 144A, 4.24%, 8/25/35 (a)	600
448,584	Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA 144A, 4.63%, 7/20/27 (a)	450
350,000	USB Auto Owner Trust 2025-1A 144A, 4.96%, 3/17/31 (a)	355
374,642	Westlake Automobile Receivables Trust 2025- 1A 144A, 4.66%, 1/18/28 (a)	375
800,000	Westlake Automobile Receivables Trust 2025- 3A 144A, 4.31%, 4/17/28 (a)	800
455,000	Westlake Automobile Receivables Trust 2023- 1A 144A, 6.79%, 11/15/28 (a)	465
405,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (a)	419
34,886	World Omni Auto Receivables Trust 2022-A, 1.66%, 5/17/27	35

		14,296

Corporate CLO (20%)
250,000	AGL CLO Ltd. 2021-14A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.950%), 5.82%, 12/02/34 (a)(b)	250
8,919	Alinea CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.900%), 4.78%, 7/20/31 (a)(b)	9
321,540	Allegro CLO XI Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 5.78%, 1/19/33 (a)(b)	322
400,000	Apidos CLO XXIII 2015-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.20%, 4/15/33 (a)(b)	398
250,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.46%, 7/25/36 (a)(b)	250
1,000,000	Ares LXV CLO Ltd. 2022-65A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 4.98%, 7/25/34 (a)(b)	1,001
250,000	Bain Capital Credit CLO 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.33%, 10/17/32 (a)(b)	250
1,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 0.00%, 1/17/35 (a)(b)	1,000
500,000	Benefit Street Partners CLO XXIV Ltd. 2021- 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 4.94%, 10/20/34 (a) (b)	499
500,000	Benefit Street Partners CLO XXVIII Ltd. 2022- 28A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.900%), 6.78%, 10/20/37 (a) (b)	500
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.95%, 7/18/34 (a)(b)	500

Principal or Shares	Security Description	Value (000)
600,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.97%, 4/20/34 (a) (b)	$601
750,000	Cedar Funding VI CLO Ltd. 2016-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.97%, 4/20/34 (a)(b)	750
400,000	CIFC Funding Ltd. 2022-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.700%), 6.59%, 7/16/35 (a)(b)	401
500,000	Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.00%, 7/15/35 (a)(b)	500
400,000	Dryden CLO Ltd. 2024-121A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.900%), 6.80%, 1/15/37 (a)(b)	401
350,000	Dryden Euro CLO 2020-74A 144A, (3 mo. EURIBOR + 2.450%), 4.53%, 10/18/39 EUR (a)(b)(c)	404
250,000	Elmwood CLO Ltd. 2022-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.38%, 4/20/37 (a)(b)	251
250,000	Flatiron CLO LLC 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.700%), 6.58%, 4/17/36 (a)(b)	250
250,000	Flatiron CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.09%, 11/16/34 (a)(b)	251
525,000	Flatiron CLO Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.40%, 7/15/36 (a)(b)	526
435,000	Flatiron RR CLO 22 LLC 2021-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 5.40%, 10/15/34 (a)(b)	435
750,000	Fort Greene Park CLO LLC 2025-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.81%, 4/22/34 (a)(b)	749
380,000	Goldentree Loan Management U.S. CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.48%, 4/20/34 (a) (b)	380
350,000	Harvest CLO XXX DAC 30X, (3 mo. EURIBOR + 3.400%), 5.47%, 7/27/36 EUR (b) (c)(d)	404
250,000	Invesco CLO Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 5.68%, 4/20/35 (a)(b)	250
450,000	Jubilee CLO DAC 2021-25A 144A, (3 mo. EURIBOR + 1.750%), 3.76%, 10/15/35 EUR (a)(b)(c)	519
1	Juniper Receivables DAC, 0.00%, 8/15/29	170
400,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.550%), 6.43%, 7/20/36 (a)(b)	397
290,000	KKR CLO Ltd. 27A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 5.80%, 1/15/35 (a)(b)	290
600,000	Madison Park Euro Funding XV DAC 15A 144A, (3 mo. EURIBOR + 1.800%), 3.83%, 7/15/36 EUR (a)(b)(c)	691
600,000	Madison Park Funding LVII Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.14%, 7/27/34 (a)(b)	601

57 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
430,000	Magnetite XXIV Ltd. 2019-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 5.65%, 4/15/35 (a)(b)	$430
581,883	Neuberger Berman Loan Advisers CLO Ltd. 2019-35A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.93%, 1/19/33 (a)(b)	582
400,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-46A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 5.63%, 1/20/37 (a)(b)	401
290,000	OCP CLO Ltd. 2015-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 5.55%, 1/15/37 (a)(b)	291
600,000	Octagon Investment Partners Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.99%, 10/15/33 (a)(b)	600
430,000	Octagon Investment Partners Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 5.43%, 1/20/35 (a)(b)	430
300,000	Palmer Square European Loan Funding DAC 2025-2A 144A, (3 mo. EURIBOR + 2.500%), 4.55%, 2/15/35 EUR (a)(b)(c)	346
400,000	Palmer Square European Loan Funding DAC 2025-3A 144A, (3 mo. EURIBOR + 1.950%), 0.00%, 7/15/35 EUR (a)(b)(c)	461
250,000	Sona Fios CLO I DAC 1A 144A, (3 mo. EURIBOR + 2.500%), 7.91%, 7/15/36 EUR (a) (b)(c)	288
400,000	Thompson Park CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 5.80%, 4/15/34 (a)(b)	401
229,701	TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.140%), 5.02%, 1/20/32 (a)(b)	230
250,000	Voya CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 5.60%, 7/15/34 (a)(b)	251

		18,911

Total Asset Backed (Cost - $41,459)		41,502

Mortgage Backed (66%)
250,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.97%, 8/18/42 (a)(b)	248
360,000	AG Trust 2024-NLP 144A, (1 mo. Term Secured Overnight Financing Rate + 3.811%), 7.84%, 7/15/41 (a)(b)	362
1,000,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.354%), 5.39%, 1/20/43 (a) (b)	1,001
350,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.292%), 6.32%, 1/20/43 (a) (b)	353
255,807	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.464%), 5.50%, 11/15/36 (a) (b)	256

Principal or Shares	Security Description	Value (000)
430,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 5.85%, 11/15/36 (a) (b)	$431
220,000	Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 6.53%, 1/15/37 (a)(b)	221
600,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.388%), 5.42%, 12/17/29 (a)(b)	600
570,000	ARES Commercial Mortgage Trust 2024-IND 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 5.72%, 7/15/41 (a)(b)	572
800,000	BDS LLC 2025-FL15 144A, (1 mo. Term Secured Overnight Financing Rate + 1.400%), 5.43%, 3/19/43 (a)(b)	801
420,000	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.764%), 5.79%, 12/16/36 (a)(b)	421
600,000	BFLD Trust 2025-FPM 144A, 5.01%, 10/10/40 (a)(e)	607
750,000	BHMS Commercial Mortgage Trust 2025-ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.88%, 8/15/42 (a)(b)	753
711,218	Bravo Residential Funding Trust 2025-NQM3 144A, 5.57%, 3/25/65 (a)	717
595,240	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	599
350,000	BRAVO Residential Funding Trust 2025-NQM6 144A, 6.03%, 6/25/65 (a)(e)	354
434,922	BRAVO Residential Funding Trust 2025-NQM7 144A, 5.46%, 7/25/65 (a)	438
255,340	Bravo Residential Funding Trust Series 2025- NQM1 144A, 5.91%, 12/25/64 (a)	257
100,000	BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.380%), 6.41%, 8/19/37 (a)(b)	100
554,894	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 5.30%, 8/19/38 (a)(b)	555
400,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.014%), 6.05%, 8/19/38 (a)(b)	398
242,207	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.064%), 5.10%, 9/15/36 (a)(b)	242
245,000	BX Commercial Mortgage Trust 2021-XL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.511%), 5.54%, 10/15/38 (a)(b)	245
371,214	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.47%, 2/15/39 (a)(b)	372
369,358	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 5.82%, 2/15/39 (a)(b)	371
720,870	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 5.72%, 8/15/39 (a)(b)	723
281,804	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.97%, 3/15/41 (a)(b)	283

Annual Financial Statements and Other Information 58

Payden Securitized Income Fund continued

Principal or Shares	Security Description	Value (000)
196,020	BX Commercial Mortgage Trust 2024-BIO2 144A, 5.41%, 8/13/41 (a)(e)	$199
500,000	BX Commercial Mortgage Trust 2024-GPA2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.57%, 11/15/41 (a)(b)	501
479,142	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.380%), 5.41%, 8/15/42 (a)(b)	480
335,400	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.68%, 8/15/42 (a)(b)	338
600,000	BX Mortgage Trust 2025-BIO3 144A, 6.14%, 2/10/42 (a)	621
305,000	BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a)	299
350,000	BX Trust 2025-TAIL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.400%), 5.43%, 6/15/35 (a)(b)	351
200,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.359%), 6.39%, 10/15/36 (a)(b)	200
350,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.708%), 6.74%, 10/15/36 (a)(b)	350
371,394	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.47%, 4/15/41 (a)(b)	372
540,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 5.52%, 6/15/41 (a)(b)	541
650,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.48%, 3/15/42 (a)(b)	651
350,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.192%), 6.22%, 3/15/42 (a)(b)	350
350,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.592%), 6.62%, 3/15/42 (a)(b)	349
350,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.78%, 7/15/44 (a)(b)	353
500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 5.55%, 2/15/38 (a)(b)	496
282,708	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.164%), 5.20%, 5/15/38 (a)(b)	281
800,000	BXMT Ltd. 2025-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.639%), 5.67%, 10/18/42 (a)(b)	797
400,000	BXMT Ltd. 2025-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.546%), 6.58%, 10/18/42 (a)(b)	399
838,306	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (a)	846
250,000	Colt Mortgage Loan Trust 2025-1 144A, 6.63%, 1/25/70 (a)(e)	254
738,899	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	742
963,514	COLT Mortgage Loan Trust 2025-INV2 144A, 5.60%, 2/25/70 (a)	972
320,000	COLT Mortgage Loan Trust 2025-5 144A, 6.30%, 5/25/70 (a)(e)	324

Principal or Shares	Security Description	Value (000)
420,000	COLT Mortgage Loan Trust 2025-9 144A, 5.88%, 9/25/70 (a)(e)	$421
400,000	COMM Mortgage Trust 2025-167G 144A, 5.50%, 8/10/40 (a)	402
850,000	COMM Mortgage Trust 2025-SBX 144A, 5.26%, 8/10/41 (a)(e)	856
303,178	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.550%), 5.73%, 10/25/41 (a)(b)	304
400,000	Connecticut Avenue Securities Trust 2021-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.18%, 10/25/41 (a)(b)	416
400,000	Connecticut Avenue Securities Trust 2022-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.18%, 12/25/41 (a)(b)	419
174,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.68%, 1/25/42 (a)(b)	181
400,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.68%, 3/25/42 (a)(b)	441
116,907	Connecticut Avenue Securities Trust 2022- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.08%, 4/25/42 (a)(b)	117
650,000	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.900%), 8.08%, 4/25/43 (a)(b)	687
622,700	Connecticut Avenue Securities Trust 2023- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.08%, 6/25/43 (a)(b)	629
250,000	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 6.88%, 7/25/43 (a)(b)	258
147,729	Connecticut Avenue Securities Trust 2023- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.68%, 10/25/43 (a)(b)	148
65,593	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.28%, 2/25/44 (a)(b)	66
250,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.98%, 2/25/44 (a)(b)	252
250,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.13%, 3/25/44 (a)(b)	252
250,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.78%, 2/25/45 (a)(b)	251

59 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
350,000	Connecticut Avenue Securities Trust 2025- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.68%, 5/25/45 (a)(b)	$351
400,000	Connecticut Avenue Securities Trust 2025- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.78%, 7/25/45 (a)(b)	402
600,000	COOPR Residential Mortgage Trust 2025-CES4 144A, 5.04%, 11/25/60 (a)	600
444,089	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (a)(e)	447
290,000	Cross Mortgage Trust 2025-H1 144A, 6.48%, 2/25/70 (a)(e)	293
610,000	CSTL Commercial Mortgage Trust 2024-GATE 144A, 4.76%, 11/10/41 (a)(e)	612
600,000	DGWD Trust 2025-INFL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.63%, 8/15/35 (a)(b)	604
300,000	Durst Commercial Mortgage Trust 2025-151 144A, 5.82%, 8/10/42 (a)(e)	306
250,000	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.600%), 6.75%, 10/15/42 (a)(b)	252
100,000	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.350%), 7.50%, 10/15/42 (a)(b)	101
437,173	Fannie Mae Connecticut Avenue Securities 2017-C06, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.764%), 6.95%, 2/25/30 (b)	447
4,310,000	FNCL, 5.50%, 11/01/5430YR TBA (f)	4,355
3,970,000	FNCL, 5.00%, 11/01/5530YR TBA (f)	3,951
247,878	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.80%, 5/25/28 (b)	249
531,082	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.650%), 5.83%, 1/25/34 (a)(b)	532
400,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 11.98%, 11/25/41 (a)(b)	424
300,000	Freddie Mac STACR REMIC Trust 2022-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.750%), 10.93%, 6/25/42 (a)(b)	327
1,117,020	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.29%, 4/25/43 (a)(b)	1,133
1,000,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.66%, 10/19/39 (a)(b)	1,003
850,000	FS Rialto Issuer LLC 2025-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.42%, 8/19/42 (a)(b)	850
500,000	GPMT Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.964%), 5.99%, 7/16/35 (a)(b)	500

Principal or Shares	Security Description	Value (000)
470,000	Greystone CRE Notes HC-4 LLC 2025-HC4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.790%), 6.94%, 10/15/42 (a)(b)	$469
500,000	Greystone CRE Notes LLC 2025-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.481%), 5.51%, 1/15/43 (a)(b)	502
100,000	Greystone CRE Notes Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.114%), 6.15%, 7/15/39 (a)(b)	99
380,000	HTL Commercial Mortgage Trust 2024-T53 144A, 5.88%, 5/10/39 (a)(e)	385
735,408	JP Morgan Mortgage Trust Series 2025-NQM1 144A, 5.59%, 6/25/65 (a)	743
700,000	LEX Mortgage Trust 2024-BBG 144A, 4.87%, 10/13/33 (a)(e)	704
600,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.33%, 5/15/39 (a)(b)	581
1,000,000	LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.42%, 8/17/42 (a)(b)	1,000
360,000	LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.591%), 5.63%, 8/17/42 (a)(b)	358
900,000	LoanCore Issuer LLC 2025-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.51%, 8/18/42 (a)(b)	903
250,000	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 6.50%, 7/15/36 (a)(b)	249
520,000	MF1 LLC 2025-FL19 144A, (1 mo. Term Secured Overnight Financing Rate + 1.488%), 5.52%, 5/18/42 (a)(b)	521
425,678	MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.35%, 2/19/37 (a)(b)	426
1,000,000	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (a)(e)	999
300,000	NRTH Commercial Mortgage Trust 2025-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 1.643%), 5.79%, 10/15/40 (a)(b)	301
500,000	NYC Commercial Mortgage Trust 2025-28L 144A, 4.67%, 11/05/38 (a)(e)	500
350,000	OBX Trust 2023-NQM3 144A, 6.56%, 2/25/63 (a)(b)(e)	350
300,000	OBX Trust 2023-NQM4 144A, 7.09%, 3/25/63 (a)(b)(e)	302
333,610	OBX Trust 2024-NQM8 144A, 6.23%, 5/25/64 (a)	338
406,077	OBX Trust 2024-NQM11 144A, 5.88%, 6/25/64 (a)	410
622,495	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (a)(e)	625
250,000	OBX Trust 2024-NQM18 144A, 6.17%, 10/25/64 (a)(e)	252
668,934	OBX Trust 2025-NQM2 144A, 5.60%, 11/25/64 (a)	675
330,000	OBX Trust 2025-NQM2 144A, 6.49%, 11/25/64 (a)(e)	336
330,000	OBX Trust 2024-NQM17 144A, 6.65%, 11/25/64 (a)(e)	335

Annual Financial Statements and Other Information 60

Payden Securitized Income Fund continued

Principal or Shares	Security Description	Value (000)
399,988	PFP Ltd. 2024-11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.832%), 5.92%, 9/17/39 (a)(b)	$400
837,938	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (a)	848
470,148	RCKT Mortgage Trust 2025-CES6 144A, 5.67%, 6/25/55 (a)	475
673,386	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	679
584,074	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (a)(e)	587
1,483,809	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (a)	1,480
750,000	SCG Trust 2025-SNIP 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.53%, 9/15/42 (a)(b)	752
150,000	SCG Trust 2025-SNIP 144A, (1 mo. Term Secured Overnight Financing Rate + 2.600%), 6.63%, 9/15/42 (a)(b)	151
83,838	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 5.35%, 4/18/38 (a)(b)	84
478,849	STWD Ltd. 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 5.58%, 11/15/38 (a)(b)	477
250,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.092%), 6.12%, 2/15/42 (a)(b)	249
350,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 3.340%), 7.37%, 2/15/42 (a)(b)	349
636,237	THPT Mortgage Trust 2023-THL 144A, 6.99%, 12/10/34 (a)(e)	645
600,000	TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.537%), 5.57%, 9/18/42 (a)(b)	601
310,000	UK Logistics DAC 2025-2A 144A, (Sterling Overnight Index Average + 2.900%), 0.01%, 8/17/35 GBP (a)(b)(c)(g)	408
434,016	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (a)(e)	437
530,040	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (a)(e)	535
697,811	Verus Securitization Trust 2025-INV1 144A, 5.55%, 2/25/70 (a)	704
409,000	Verus Securitization Trust 2025-8 144A, 5.73%, 9/25/70 (a)	412

Principal or Shares	Security Description	Value (000)
500,000	Verus Securitization Trust 2025-9 144A, 4.94%, 10/27/70 (a)(e)	$501
125,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.06%, 10/13/39 (a)(e)	126
250,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.71%, 10/13/39 (a)(e)	251
250,000	Wells Fargo Commercial Mortgage Trust 2024- MGP 144A, (1 mo. Term Secured Overnight Financing Rate + 2.939%), 6.97%, 8/15/41 (a) (b)	250
225,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 2.692%), 6.72%, 10/15/42 (a) (b)	226

Total Mortgage Backed (Cost - $71,038)		71,175

Investment Company (3%)
3,652,834	Payden Cash Reserves Money Market Fund * (Cost - $3,653)	3,653

Total Investments (Cost - $116,150) (107%)		116,330
Liabilities in excess of Other Assets (-7%)		(7,990)

Net Assets (100%)		$108,340

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security was purchased on a delayed delivery basis.
(g)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 3,221	EUR 2,712	Morgan Stanley	03/18/2026	$72
USD 414	GBP 310	State Street Bank & Trust Co.	03/18/2026	7

				79

61 Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 5-Year Note Future	21	Dec-25	$2,293	$(10)	$(10)

See notes to financial statements.

Annual Financial Statements and Other Information 62

Payden Floating Rate Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (a)(b)	$279
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	781
772,525	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	678
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (c)	560
539,863	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	540
29	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, 4/18/28 (c)	728
21	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (c)	402

Total Asset Backed (Cost - $4,283)		3,968

Bank Loan(d) (90%)
Automotive (6%)
646,717	Adient U.S. LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.22%, 1/31/31	648
480,000	American Axle & Manufacturing Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.05%, 12/12/29	480
850,000	Clarios Global LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 1/28/32	854
948,399	Dealer Tire LLC Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.97%, 7/02/31	942
845,750	Goat Holdco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 1/27/32	846
1,690,000	Pac Dac LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.11%, 10/28/30	1,677
700,000	Tenneco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.30%, 11/17/28	690
988,710	Wand NewCo 3 Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.47%, 1/30/31	988

		7,125

Basic Industry (3%)
495,000	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.26%, 6/04/29	494
485,000	American Airlines Inc. Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 2.250%), 6.50%, 2/15/28	485
248,750	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.13%, 5/28/32	250
588,668	Arsenal Aic Parent LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 8/18/30	591
646,742	Olympus Water U.S. Holding Corp. Term Loan B6 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.00%, 6/20/31	642

Principal or Shares	Security Description	Value (000)
545,000	Qnity Electronics Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 11/01/32	$546
1,006,038	SCIH Salt Holdings Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 7.20%, 1/31/29	1,011
673,943	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.25%, 3/22/30	675
492,516	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.50%, 2/28/31	494
1,009,625	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.25%, 2/14/31	1,014

		6,202

Capital Goods (7%)
656,471	Cimpress PLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.47%, 5/17/28	659
990,019	EMRLD Borrower LP Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.12%, 8/04/31	988
1,036,875	Husky Injection Molding Systems Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.75%, 2/15/29	1,042
1,168,776	Madison Iaq LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 6.70%, 6/21/28	1,172
1,193,985	MI Windows and Doors LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.72%, 3/28/31	1,197
1,467,625	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.22%, 2/10/32	1,471
1,245,841	TK Elevator Midco Gmbh Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.20%, 4/30/30	1,255
990,000	Wilsonart LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.25%, 8/05/31	961

		8,745

Consumer Goods (4%)
550,000	C&S Wholesale Grocers Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.00%, 9/20/30	543
1,012,232	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 2/12/31	1,010
1,000,000	Froneri International Ltd. Term Loan B6 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.37%, 8/02/32	1,001
395,882	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.72%, 3/07/32	398
1,240,861	Journey Personal Care Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.72%, 3/01/28	1,216

63 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
321,111	QXO Building Products Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.97%, 4/30/32	$322
459,085	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.72%, 4/25/31	463
1,133,860	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.00%, 11/30/30	1,092

		6,045

Energy (8%)
990,003	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.50%, 8/20/31	993
925,340	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.00%, 4/01/30	933
571,031	Epic Crude Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.34%, 10/15/31	574
1,690,000	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.19%, 10/09/30	1,686
847,991	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.11%, 8/05/32	851
646,750	Long Ridge Energy LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.50%, 2/19/32	634
393,495	M6 Etx Holdings Ii Midco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.47%, 4/01/32	395
1,023,775	Par Petroleum LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 7.69%, 2/28/30	1,027
340,000	Talen Energy Supply LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 2.00%, 10/11/32	340
706,593	Talen Energy Supply LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.73%, 5/17/30	708
975,150	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.47%, 7/31/31	946
1,130,000	Whitewater Matterhorn Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.25%, 6/16/32	1,133

		10,220

Financial (15%)
1,072,313	Albion Financing 3 SARL Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.22%, 5/21/31	1,080
822,932	Allspring Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.81%, 11/01/30	826
572,129	Blackstone Mortgage Trust Inc. Term Loan B6 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.97%, 12/10/30	575
588,750	Champ Acquisition Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.17%, 11/25/31	594

Principal or Shares	Security Description	Value (000)
1,082,267	CPI Holdco B LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 5.97%, 5/17/31	$1,083
1,425,000	EP Wealth Advisors LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.89%, 10/18/32	1,431
1,241,372	Focus Financial Partners LLC Term Loan B8 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 6.72%, 9/15/31	1,246
980,131	Greystar Real Estate Partners LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.48%, 8/21/30	985
827,925	GTCR Everest Borrower LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.75%, 9/05/31	831
893,920	HUB International Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.12%, 6/20/30	898
992,500	Jefferies Finance LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.80%, 10/21/31	978
1,197,000	Jump Financial LLC Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.50%, 2/26/32	1,202
650,000	Lendingtree Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.47%, 8/14/30	648
1,079,534	Mermaid Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.57%, 7/03/31	1,084
968,940	Nexus Buyer LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.47%, 7/31/31	964
350,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 9.72%, 2/16/32	349
1,492,500	Pitney Bowes Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.72%, 3/19/32	1,493
850,000	Shift4 Payments LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.50%, 6/30/32	857
1,085,000	Skechers U.S.A. Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.31%, 9/12/32	1,092
598,500	WH Borrower LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.70%, 2/20/32	600

		18,816

Healthcare (9%)
1,157,100	1261229 BC Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 10.22%, 9/25/30	1,152
975,000	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.47%, 8/02/32	984
1,009,400	Bausch & Lomb Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.97%, 9/29/28	1,014
934,891	Embecta Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.97%, 3/30/29	937

Annual Financial Statements and Other Information 64

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)
172,829	Fortrea Holdings Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.72%, 7/01/30	$164
990,019	LifePoint Health Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate mo. Term Secured Overnight Financing Rate + 2.750%), 7.66%, 5/16/31	992
850,599	Owens & Minor Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.82%, 3/29/29	847
1,302,461	Padagis LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 8.95%, 7/06/28	1,136
942,810	Sotera Health Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.34%, 5/30/31	948
1,034,250	Star Parent Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.00%, 9/27/30	1,037

		9,211

Insurance (0%)
350,000	Asurion LLC Term Loan B4 2L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 9.43%, 1/20/29	335
367,742	Truist Insurance Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.75%, 5/06/31	368
184,211	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 8.75%, 5/06/32	187

		890

Leisure (3%)
646,750	Cinemark USA Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.23%, 5/24/30	648
1,306,621	Fertitta Entertainment LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.22%, 1/27/29	1,307
568,575	Flutter Entertainment Public Ltd. Co. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.000%), 6.00%, 6/04/32	567
1,190,977	Lc Ahab Us Bidco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.97%, 5/01/31	1,195
574,500	MajorDrive Holdings IV LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.26%, 6/01/28	559
1,007,063	Ontario Gaming GTA LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.24%, 8/01/30	947
370,588	Sabre GLBL Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.32%, 6/30/28	346
646,742	Travel Leisure Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.47%, 12/14/29	649

		6,218

Media (4%)
1,097,737	Altice Financing SA Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.91%, 10/31/27	872

Principal or Shares	Security Description	Value (000)
570,688	Charter Communications Operating LLC Term Loan B5 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.24%, 12/15/31	$570
1,182,060	CNT Holdings I Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.09%, 11/08/32	1,185
650,000	Coral U.S. Co.-Borrower LLC Term Loan B7 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.16%, 1/31/32	631
480,563	CSC Holdings LLC Term Loan B5 1L, (3 + 2.500%), 8.75%, 4/15/27	454
1,073,800	DirectV Financing LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 9.34%, 2/17/31	1,063
568,113	Gray Television Inc. Term Loan D 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.25%, 12/01/28	570
244,372	McGraw-Hill Education Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.82%, 8/06/31	244
187,845	MH Sub I LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.22%, 12/31/31	152
601,525	MH Sub I LLC Term Loan B3 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.25%, 5/03/28	549
300,000	MH Sub I LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 6.250%), 10.09%, 2/23/29	229
982,405	Sinclair Television Group Inc. Term Loan B7 1L, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 8.17%, 12/31/30	895
644,901	Sunrise HoldCo III BV Term Loan AAA 1L, (6 mo. Term Secured Overnight Financing Rate + 2.500%), 6.69%, 2/15/32	644
500,000	Virgin Media Bristol LLC Term Loan Y 1L, (6 mo. Term Secured Overnight Financing Rate + 3.175%), 7.05%, 3/31/31	490
600,000	Virgin Media Bristol LLC Term Loan Q 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.40%, 1/31/29	600

		9,148

Retail (12%)
1,000,000	Boots Group Finco LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.71%, 8/30/32	1,006
1,165,159	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.03%, 9/13/32	1,168
1,443,872	Flynn Restaurant Group LP Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.72%, 1/28/32	1,451
518,438	Harbor Freight Tools USA Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.22%, 6/11/31	512
1,191,000	Highline AfterMarket Acquisition LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.70%, 2/13/30	1,196
1,029,949	IRB Holding Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.47%, 12/15/27	1,033

65 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,121,617	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.22%, 7/21/28	$1,131
1,242,543	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.03%, 8/18/32	1,227
727,650	S&S Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 8.99%, 9/19/31	710
910,564	Specialty Building Products Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.82%, 10/15/28	876
1,034,302	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.97%, 1/31/31	1,039
938,742	Victra Holdings LLC aka LSF9 Atlantis Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.75%, 3/30/29	943
962,167	Whatabrands LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.47%, 8/03/28	965

		13,257

Service (3%)
577,500	ABG Intermediate Holdings 2 LLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.22%, 12/21/28	578
408,010	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 8/12/28	409
1,034,329	Conservice Midco LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 5/13/30	1,036
1,234,406	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.36%, 7/25/30	1,237
171,881	Sizzling Platter LLC Term Loan DD 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 5.00%, 6/25/32	169
913,119	Sizzling Platter LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 8.97%, 6/25/32	898

		4,327

Technology (11%)
800,000	Amentum Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.22%, 9/29/31	801
1,288,631	AthenaHealth Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 2/15/29	1,285
990,025	BMC Software Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.20%, 7/30/31	985
671,168	Cloud Software Group Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.25%, 3/21/31	672
825,000	Cloud Software Group Inc. Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.25%, 8/13/32	826
1,100,000	Dayforce Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 3.00%, 10/07/32	1,098

Principal or Shares	Security Description	Value (000)
992,500	Fortress Intermediate 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.11%, 6/27/31	$996
660,000	Icon Parent I Inc. Term Loan 2L, (6 mo. Term Secured Overnight Financing Rate + 5.000%), 9.21%, 11/12/32	663
670,000	Knowbe4 Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.59%, 7/23/32	670
1,250,000	Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.19%, 10/09/32	1,251
1,237,500	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.09%, 7/01/31	1,212
298,500	PointClickCare Technologies Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.75%, 11/03/31	300
555,000	Project Alpha Intermediate Holding Inc. Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.00%, 5/09/33	542
455,409	Rocket Software Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.72%, 11/28/28	454
1,050,000	Sandisk Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.86%, 2/20/32	1,053

		12,808

Telecommunication (4%)
865,332	Altice France SA Term Loan B14 1L, (1 mo. Term Secured Overnight Financing Rate + 5.875%), 10.86%, 5/30/31	865
1,000,000	Digicel International Finance Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 9.49%, 7/30/32	987
1,300,191	Frontier Communications Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.53%, 7/01/31	1,303
974,357	Iridium Satellite LLC Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.22%, 9/20/30	917

		4,072

Transportation (1%)
249,405	First Student Bidco Inc. Term Loan C 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.71%, 8/15/30	250
932,796	First Student Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.71%, 8/15/30	935
607,769	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.34%, 1/15/27	610

		1,795

Total Bank Loan (Cost - $119,120)		118,879

Corporate Bond (4%)
700,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (e)(f)	687
470,000	CoreWeave Inc. 144A, 9.25%, 6/01/30 (a)	475
620,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	651

Annual Financial Statements and Other Information 66

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)
300,000	Jefferson Capital Holdings LLC 144A, 8.25%, 5/15/30 (a)	$311
880,000	Kraken Oil & Gas Partners LLC 144A, 7.63%, 8/15/29 (a)	862
500,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (a)	492
500,000	Mineral Resources Ltd. 144A, 8.50%, 5/01/30 (a)	522
600,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	491
375,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	395
285,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(b)	209
620,000	Tamarack Valley Energy Ltd. 144A, 6.88%, 7/25/30 CAD (a)(b)	452

Total Corporate Bond (Cost - $5,416)		5,547

Stock (0%)
Private Equity (0%)
5,086	Luxco 3 Restructuring (b) (Cost - $–)	85

Principal or Shares	Security Description	Value (000)
Total Stock (Cost - $–)		$85

Investment Company (0%)
125,821	Payden Cash Reserves Money Market Fund * (Cost - $126)	126

Total Investments (Cost - $128,945) (97%)		128,605
Other Assets, net of Liabilities (3%)		4,663

Net Assets (100%)		$133,268

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)	Yield to maturity at time of purchase.
(d)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)	Perpetual security with no stated maturity date.
(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 942	CAD 1,293	Morgan Stanley	03/18/2026	$14

See notes to financial statements.

67 Payden Mutual Funds

Payden High Income Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
60	Chase Auto Owner Trust, 0.00%, 6/25/30 (a)	$406
1,600,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (b)(c)	1,117
1,500,000	Exeter Automobile Receivables Trust 2022-2A 144A, 6.34%, 10/15/29 (c)	1,456
2,000,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (c)	2,083
620,261	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (c)	630
80	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (a)	896
87	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, 4/18/28 (a)	2,185
96	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (a)	1,799

Total Asset Backed (Cost - $11,324)		10,572

Bank Loan(d) (5%)
333,701	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 8/12/28	334
2,257,271	Albion Financing 3 SARL Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.22%, 5/21/31	2,274
1,570,000	Dayforce Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 3.00%, 10/07/32	1,567
1,000,000	Digicel International Finance Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 9.49%, 7/30/32	987
66,373	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.10%, 8/02/27	67
1,870,579	Emg Utica Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.00%, 4/01/30	1,887
1,975,087	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.72%, 2/12/31	1,970
2,455,719	First Student Bidco Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.80%, 7/21/28	2,462
6,455,000	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.19%, 10/09/30	6,439
3,990,000	GTCR Everest Borrower LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.75%, 9/05/31	4,006
816,953	Hertz Corp. Term Loan B-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.58%, 6/30/28	680
159,583	Hertz Corp. Term Loan C-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.58%, 6/30/28	133
1,661,391	Journey Personal Care Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.72%, 3/01/28	1,628
4,523,663	Jump Financial LLC Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.50%, 2/26/32	4,543

Principal or Shares	Security Description	Value (000)
2,125,000	Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.19%, 10/09/32	$2,126
3,500,000	Lendingtree Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.47%, 8/14/30	3,487
1,786,950	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.09%, 7/01/31	1,750
2,450,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 9.72%, 2/16/32	2,444
960,000	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.03%, 8/18/32	948
1,915,000	Project Alpha Intermediate Holding Inc. Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.00%, 5/09/33	1,870
2,452,348	Sinclair Television Group Inc. Term Loan B7 1L, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 8.17%, 12/31/30	2,235
1,998,757	Sotera Health Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.34%, 5/30/31	2,009
1,458,647	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.34%, 1/15/27	1,465
3,995,100	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.97%, 1/31/31	4,014
977,625	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.25%, 3/22/30	980
2,052,632	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 8.75%, 5/06/32	2,087
1,485,000	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.47%, 7/31/31	1,441
1,970,000	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.25%, 2/14/31	1,979

Total Bank Loan (Cost - $57,760)		57,812

Corporate Bond (86%)
Automotive (6%)
2,100,000	Adient Global Holdings Ltd. 144A, 7.50%, 2/15/33 (c)	2,173
2,660,000	Adient Global Holdings Ltd. 144A, 8.25%, 4/15/31 (c)(e)	2,781
2,500,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (c)	2,310
2,030,000	American Axle & Manufacturing Inc., 5.00%, 10/01/29 (e)	1,931
2,935,000	American Axle & Manufacturing Inc., 6.50%, 4/01/27	2,935
3,755,000	American Axle & Manufacturing Inc. 144A, 7.75%, 10/15/33 (c)	3,764
3,630,000	Aston Martin Capital Holdings Ltd. 144A, 10.00%, 3/31/29 (c)	3,232
2,700,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.75%, 2/15/30 (c)	2,801

Annual Financial Statements and Other Information 68

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)
1,775,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.75%, 9/15/32 (c)	$1,818
3,895,000	Ford Motor Credit Co. LLC, 7.20%, 6/10/30	4,170
2,965,000	Forvia SE 144A, 6.75%, 9/15/33 (c)	3,010
4,210,000	Garrett Motion Holdings Inc./Garrett LX I Sarl 144A, 7.75%, 5/31/32 (c)	4,435
1,750,000	Goodyear Tire & Rubber Co., 5.00%, 7/15/29 (e)	1,667
2,750,000	Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,510
3,300,000	IHO Verwaltungs GmbH 144A, 7.75%, 11/15/30 (c)	3,421
2,750,000	Jaguar Land Rover Automotive PLC 144A, 5.50%, 7/15/29 (c)(e)	2,751
5,130,000	JB Poindexter & Co. Inc. 144A, 8.75%, 12/15/31 (c)	5,375
4,910,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (c)	4,608
1,180,000	Nissan Motor Co. Ltd. 144A, 7.75%, 7/17/32 (c)	1,247
2,500,000	Phinia Inc. 144A, 6.63%, 10/15/32 (c)	2,574
2,325,000	Tenneco Inc. 144A, 8.00%, 11/17/28 (c)	2,321
3,610,000	ZF North America Capital Inc. 144A, 7.13%, 4/14/30 (c)	3,517

		65,351

Banking (2%)
3,800,000	Bank of Montreal, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (f)	4,033
2,600,000	Goldman Sachs Group Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.461%), 6.85% (f)(g)	2,709
1,750,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.600%), 4.20%, 6/01/32 (c)(f)	1,660
4,600,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (f)	4,864
2,165,000	UniCredit SpA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.750%), 5.46%, 6/30/35 (c)(f)	2,191

		15,457

Basic Industry (12%)
2,020,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (c)	2,087
1,300,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (c)	1,375
1,500,000	Alumina Pty Ltd. 144A, 6.38%, 9/15/32 (c)	1,554
2,880,000	Avient Corp. 144A, 6.25%, 11/01/31 (c)	2,943
2,595,000	Bombardier Inc. 144A, 6.75%, 6/15/33 (c)	2,727
2,000,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (c)	2,102
1,000,000	Bombardier Inc. 144A, 8.75%, 11/15/30 (c)	1,080
3,000,000	Builders FirstSource Inc. 144A, 4.25%, 2/01/32 (c)	2,841
3,470,000	Celanese U.S. Holdings LLC, 6.88%, 7/15/32	3,489
1,710,000	Century Aluminum Co. 144A, 6.88%, 8/01/32 (c)	1,760
3,000,000	Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (c)	3,070
905,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (c)	927
2,200,000	Cleveland-Cliffs Inc. 144A, 7.50%, 9/15/31 (c)	2,305
2,000,000	Coeur Mining Inc. 144A, 5.13%, 2/15/29 (c)	1,982
1,980,000	Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (c)	1,986
2,500,000	Element Solutions Inc. 144A, 3.88%, 9/01/28 (c)	2,422
2,365,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (c)	2,421
2,475,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.63%, 12/15/30 (c)	2,547

Principal or Shares	Security Description	Value (000)
7,300,000	Energizer Holdings Inc. 144A, 6.00%, 9/15/33 (c)	$7,061
1,120,000	Fortescue Treasury Pty Ltd. 144A, 4.38%, 4/01/31 (c)	1,085
1,500,000	Fortescue Treasury Pty Ltd. 144A, 6.13%, 4/15/32 (c)	1,566
3,235,000	Goat Holdco LLC 144A, 6.75%, 2/01/32 (c)	3,306
1,800,000	Inversion Escrow Issuer LLC 144A, 6.75%, 8/01/32 (c)	1,759
3,245,000	JW Aluminum Continuous Cast Co. 144A, 10.25%, 4/01/30 (c)	3,344
3,250,000	Kaiser Aluminum Corp. 144A, 4.50%, 6/01/31 (c)	3,103
465,000	Kaiser Aluminum Corp. 144A, 5.88%, 3/01/34 (c)	464
3,115,000	LGI Homes Inc. 144A, 7.00%, 11/15/32 (c)	2,993
3,250,000	Manitowoc Co. Inc. 144A, 9.25%, 10/01/31 (c)	3,420
1,895,000	MasTec Inc. 144A, 6.63%, 8/15/29 (c)	1,911
905,000	Mineral Resources Ltd. 144A, 7.00%, 4/01/31 (c)	938
4,360,000	Mineral Resources Ltd. 144A, 9.25%, 10/01/28 (c)	4,577
3,800,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC 144A, 6.75%, 4/01/32 (c)	3,903
2,995,000	New Gold Inc. 144A, 6.88%, 4/01/32 (c)	3,134
750,000	NOVA Chemicals Corp. 144A, 4.25%, 5/15/29 (c)	731
2,170,000	Novelis Corp. 144A, 6.38%, 8/15/33 (c)	2,200
2,000,000	Novelis Sheet Ingot GmbH, 3.38%, 4/15/29 EUR (b)(h)	2,270
3,240,000	Olin Corp. 144A, 6.63%, 4/01/33 (c)	3,213
2,800,000	SCIH Salt Holdings Inc. 144A, 4.88%, 5/01/28 (c)	2,771
2,350,000	Solstice Advanced Materials Inc. 144A, 5.63%, 9/30/33 (c)	2,354
870,000	Standard Building Solutions Inc. 144A, 6.25%, 8/01/33 (c)	888
1,150,000	Standard Building Solutions Inc. 144A, 6.50%, 8/15/32 (c)	1,183
2,500,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (c)	2,413
1,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (c)	997
2,820,000	TopBuild Corp. 144A, 5.63%, 1/31/34 (c)	2,834
3,240,000	TransDigm Inc., 4.88%, 5/01/29 (e)	3,213
3,450,000	TransDigm Inc. 144A, 6.00%, 1/15/33 (c)	3,508
750,000	TransDigm Inc. 144A, 6.63%, 3/01/32 (c)	777
875,000	TransDigm Inc. 144A, 6.75%, 1/31/34 (c)	907
600,000	TransDigm Inc. 144A, 6.88%, 12/15/30 (c)	623
2,500,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (c)	2,417
2,695,000	Velocity Vehicle Group LLC 144A, 8.00%, 6/01/29 (c)	2,653
1,050,000	Whirlpool Corp., 4.60%, 5/15/50	783
3,000,000	Wilsonart LLC 144A, 11.00%, 8/15/32 (c)	2,836

		121,753

Consumer Goods (3%)
3,000,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (c)	2,966
2,300,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.75%, 3/31/34 (c)	2,313
4,065,000	B&G Foods Inc. 144A, 8.00%, 9/15/28 (c)	3,827

69 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,500,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 4.75%, 1/15/29 (c)	$1,480
1,610,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (c)	1,706
5,250,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (c)	5,503
1,160,000	Newell Brands Inc. 144A, 8.50%, 6/01/28 (c)	1,193
2,345,000	Post Holdings Inc. 144A, 4.50%, 9/15/31 (c)	2,204
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (c)	874
1,000,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (c)	1,002
3,250,000	Primo Water Holdings Inc./Triton Water Holdings Inc. 144A, 4.38%, 4/30/29 (c)	3,165
4,425,000	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed 144A, 4.63%, 3/01/29 (c)	4,245
3,580,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (c)	3,601

		34,079

Energy (7%)
2,160,000	AltaGas Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.573%), 7.20%, 10/15/54 (c)(f)	2,216
1,156,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 9.00%, 11/01/27 (c)	1,363
1,675,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (c)	1,685
5,930,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (c)	5,944
895,000	California Resources Corp. 144A, 7.00%, 1/15/34 (c)	892
545,000	Comstock Resources Inc. 144A, 5.88%, 1/15/30 (c)	519
3,690,000	Kraken Oil & Gas Partners LLC 144A, 7.63%, 8/15/29 (c)	3,616
3,955,000	Long Ridge Energy LLC 144A, 8.75%, 2/15/32 (c)	4,093
3,440,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (c)	3,324
1,120,000	Noble Finance II LLC 144A, 8.00%, 4/15/30 (c)	1,163
1,125,000	Northern Oil & Gas Inc. 144A, 7.88%, 10/15/33 (c)	1,097
5,190,000	Oceanica Lux 144A, 13.00%, 10/02/29 (c)	5,149
4,474,500	OHI Group SA 144A, 13.00%, 7/22/29 (c)	4,624
2,740,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (c)	2,673
4,125,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 7.88%, 9/15/30 (c)	4,147
4,855,000	Phillips 66 Co. A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.283%), 5.88%, 3/15/56 (f)	4,830
1,590,000	Seadrill Finance Ltd. 144A, 8.38%, 8/01/30 (c)	1,628
1,930,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (b)(c)	1,414
4,380,000	Tamarack Valley Energy Ltd. 144A, 6.88%, 7/25/30 CAD (b)(c)	3,193
4,040,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (c)	3,878
3,880,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 6.25%, 10/01/33 (c)	3,898
2,200,000	Valaris Ltd. 144A, 8.38%, 4/30/30 (c)	2,300
2,460,000	Vermilion Energy Inc. 144A, 7.25%, 2/15/33 (c)	2,274

Principal or Shares	Security Description	Value (000)
2,420,000	Vital Energy Inc. 144A, 7.88%, 4/15/32 (c)	$2,292

		68,212

Financial (10%)
2,600,000	Aircastle Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.410%), 5.25% (c)(f)(g)	2,587
4,625,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (f)(g)	4,536
3,945,000	Avation Group S Pte Ltd. 144A, 8.50%, 5/15/31 (c)	3,846
3,495,000	Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (c)	3,664
1,520,000	Bread Financial Holdings Inc. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.300%), 8.38%, 6/15/35 (c)(f)	1,557
3,165,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (c)	3,380
3,640,000	Burford Capital Global Finance LLC 144A, 7.50%, 7/15/33 (c)	3,598
1,425,000	Burford Capital Global Finance LLC 144A, 9.25%, 7/01/31 (c)	1,477
3,545,000	CrossCountry Intermediate HoldCo LLC 144A, 6.50%, 10/01/30 (c)	3,582
3,600,000	doValue SpA 144A, 5.38%, 11/15/31 EUR (b)(c)	4,150
2,520,000	Encore Capital Group Inc. 144A, 9.25%, 4/01/29 (c)	2,649
1,785,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (c)	1,864
1,200,000	Freedom Mortgage Holdings LLC 144A, 8.38%, 4/01/32 (c)	1,252
4,650,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (c)	4,885
1,550,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (c)	1,525
1,615,000	goeasy Ltd. 144A, 6.88%, 2/15/31 (c)	1,579
1,450,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (c)	1,462
2,000,000	Greystar Real Estate Partners LLC 144A, 7.75%, 9/01/30 (c)	2,117
1,325,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 2/01/29	1,145
612,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	613
505,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	507
3,650,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (c)	3,636
2,660,000	Jefferson Capital Holdings LLC 144A, 8.25%, 5/15/30 (c)	2,760
1,425,000	Jefferson Capital Holdings LLC 144A, 9.50%, 2/15/29 (c)	1,503
5,275,000	LFS Topco LLC 144A, 8.75%, 7/15/30 (c)	5,168
5,440,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (c)	5,347
2,700,000	Navient Corp., 5.50%, 3/15/29	2,658
1,000,000	OneMain Finance Corp., 4.00%, 9/15/30	931
1,250,000	OneMain Finance Corp., 5.38%, 11/15/29	1,241
350,000	OneMain Finance Corp., 6.63%, 1/15/28	359
1,000,000	OneMain Finance Corp., 7.13%, 11/15/31	1,037
2,500,000	PennyMac Financial Services Inc. 144A, 4.25%, 2/15/29 (c)	2,429
1,340,000	PennyMac Financial Services Inc. 144A, 6.88%, 2/15/33 (c)	1,388
1,725,000	PennyMac Financial Services Inc. 144A, 7.88%, 12/15/29 (c)	1,835

Annual Financial Statements and Other Information 70

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)
4,100,000	Phoenix Aviation Capital Ltd. 144A, 9.25%, 7/15/30 (c)	$4,323
2,000,000	Rfna LP 144A, 7.88%, 2/15/30 (c)	1,993
2,900,000	SLM Corp., 6.50%, 1/31/30	3,009
2,690,000	Stonex Escrow Issuer LLC 144A, 6.88%, 7/15/32 (c)	2,786
2,810,000	Synchrony Financial, 7.25%, 2/02/33	2,980
4,455,000	UWM Holdings LLC 144A, 6.63%, 2/01/30 (c)	4,542

		101,900

Healthcare (5%)
2,470,000	1261229 BC Ltd. 144A, 10.00%, 4/15/32 (c)	2,584
4,220,000	Bausch & Lomb Corp. 144A, 8.38%, 10/01/28 (c)	4,415
800,000	Bausch Health Cos. Inc. 144A, 4.88%, 6/01/28 (c)	729
1,720,000	BellRing Brands Inc. 144A, 7.00%, 3/15/30 (c)	1,775
4,850,000	CHS/Community Health Systems Inc. 144A, 5.25%, 5/15/30 (c)	4,551
2,450,000	CVS Health Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.886%), 7.00%, 3/10/55 (f)	2,578
2,990,000	DaVita Inc. 144A, 3.75%, 2/15/31 (c)	2,747
2,375,000	DaVita Inc. 144A, 6.75%, 7/15/33 (c)	2,464
3,540,000	Fortrea Holdings Inc. 144A, 7.50%, 7/01/30 (c) (e)	3,403
2,135,000	LifePoint Health Inc. 144A, 9.88%, 8/15/30 (c)	2,308
2,175,000	Molina Healthcare Inc. 144A, 3.88%, 11/15/30 (c)	2,008
2,175,000	Molina Healthcare Inc. 144A, 6.25%, 1/15/33 (c)	2,191
1,000,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 5.13%, 4/30/31 (c)	768
2,395,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (c)	1,867
2,400,000	Prestige Brands Inc. 144A, 3.75%, 4/01/31 (c)	2,229
5,060,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (c)	5,328
3,935,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (c)	4,207
3,250,000	Tenet Healthcare Corp., 4.38%, 1/15/30	3,175
3,000,000	Tenet Healthcare Corp., 6.13%, 10/01/28	3,006

		52,333

Insurance (1%)
3,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (c)	3,013
2,575,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (c)	2,670
1,750,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (f)	1,800
5,430,000	Enstar Finance LLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.006%), 5.50%, 1/15/42 (f)	5,373

		12,856

Leisure (4%)
1,430,000	Amer Sports Co. 144A, 6.75%, 2/16/31 (c)	1,491
2,070,000	Caesars Entertainment Inc. 144A, 6.00%, 10/15/32 (c)(e)	1,977
2,000,000	Carnival Corp. 144A, 6.00%, 5/01/29 (c)	2,030
2,335,000	Carnival Corp. 144A, 6.13%, 2/15/33 (c)	2,409
1,625,000	Cinemark USA Inc. 144A, 7.00%, 8/01/32 (c)	1,686
5,475,000	Kingpin Intermediate Holdings LLC 144A, 7.25%, 10/15/32 (c)	5,146
5,475,000	Marriott Ownership Resorts Inc. 144A, 6.50%, 10/01/33 (c)	5,405

Principal or Shares	Security Description	Value (000)
2,680,000	MGM Resorts International, 6.50%, 4/15/32 (e)	$2,723
3,005,000	NCL Corp. Ltd. 144A, 6.25%, 9/15/33 (c)	3,041
1,883,000	Sabre GLBL Inc. 144A, 10.75%, 11/15/29 (c)	1,796
530,000	Sabre GLBL Inc. 144A, 11.13%, 7/15/30 (c)	501
3,840,000	Travel + Leisure Co. 144A, 4.50%, 12/01/29 (c)	3,741
2,595,000	Viking Cruises Ltd. 144A, 5.88%, 10/15/33 (c)	2,640
2,050,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	1,880
3,150,000	Warnermedia Holdings Inc., 5.05%, 3/15/42	2,532
775,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	591
3,230,000	Wynn Macau Ltd. 144A, 6.75%, 2/15/34 (c)	3,257
2,025,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 144A, 7.13%, 2/15/31 (c)	2,176

		45,022

Media (7%)
3,690,000	AMC Networks Inc. 144A, 10.25%, 1/15/29 (c)	3,877
3,670,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 2/01/31 (c)	3,325
3,150,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 1/15/34 (c)	2,649
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30 (c)	1,407
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	890
2,580,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 6/01/33 (c)	2,239
2,750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (c)	2,617
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 2/01/32 (c)	1,812
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (c)	2,519
3,700,000	Cogent Communications Group LLC / Cogent Finance Inc. 144A, 7.00%, 6/15/27 (c)	3,695
2,550,000	Directv Financing LLC 144A, 8.88%, 2/01/30 (c)	2,538
1,250,000	Directv Financing LLC 144A, 8.88%, 2/01/30 (c)	1,244
324,000	Directv Financing LLC/Directv Financing Co.- Obligor Inc. 144A, 5.88%, 8/15/27 (c)	324
2,150,000	Directv Financing LLC/Directv Financing Co- Obligor Inc. 144A, 10.00%, 2/15/31 (c)	2,144
2,500,000	DISH Network Corp. 144A, 11.75%, 11/15/27 (c)	2,633
4,650,000	EchoStar Corp., 10.75%, 11/30/29	5,122
2,975,000	EquipmentShare.com Inc. 144A, 9.00%, 5/15/28 (c)	3,001
1,110,000	Gray Media Inc. 144A, 10.50%, 7/15/29 (c)	1,197
1,985,000	ION Platform Finance U.S. Inc./ION Platform Finance Sarl 144A, 9.50%, 5/30/29 (c)	2,031
1,300,000	Match Group Holdings II LLC 144A, 3.63%, 10/01/31 (c)	1,180
1,500,000	Match Group Holdings II LLC 144A, 4.63%, 6/01/28 (c)	1,479
2,740,000	McGraw-Hill Education Inc. 144A, 8.00%, 8/01/29 (c)	2,764
3,870,000	Nexstar Media Inc. 144A, 4.75%, 11/01/28 (c)	3,812
3,540,000	Rakuten Group Inc. 144A, 9.75%, 4/15/29 (c)	3,974
1,000,000	Sinclair Television Group Inc. 144A, 8.13%, 2/15/33 (c)	1,020
4,500,000	Sirius XM Radio LLC 144A, 3.88%, 9/01/31 (c)	4,087
4,910,000	Univision Communications Inc. 144A, 7.38%, 6/30/30 (c)(e)	4,931
2,750,000	Versant Media Group Inc. 144A, 7.25%, 1/30/31 (c)	2,805

71 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
575,000	Virgin Media Secured Finance PLC 144A, 4.50%, 8/15/30 (c)	$535
1,500,000	Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29 (c)	1,474

		73,325

Real Estate (4%)
1,635,000	Blackstone Mortgage Trust Inc. 144A, 7.75%, 12/01/29 (c)	1,724
3,795,000	Brandywine Operating Partnership LP, 8.88%, 4/12/29	4,125
4,000,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (c)	3,951
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (c)	1,500
1,840,000	Iron Mountain Inc. 144A, 6.25%, 1/15/33 (c)	1,884
1,000,000	Kennedy-Wilson Inc., 4.75%, 3/01/29	948
2,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A, 4.75%, 6/15/29 (c)	2,453
4,080,000	Millrose Properties Inc. 144A, 6.25%, 9/15/32 (c)	4,103
4,000,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	3,275
3,120,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 144A, 7.00%, 2/01/30 (c)	3,197
2,500,000	Piedmont Operating Partnership LP, 9.25%, 7/20/28	2,768
2,000,000	Service Properties Trust, 5.50%, 12/15/27	1,949
415,000	Service Properties Trust, 8.88%, 6/15/32	410
2,260,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (c)	2,353
2,250,000	Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC 144A, 4.75%, 4/15/28 (c)	2,201
2,750,000	XHR LP 144A, 4.88%, 6/01/29 (c)	2,691
2,860,000	XHR LP 144A, 6.63%, 5/15/30 (c)	2,923

		42,455

Retail (7%)
2,850,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.00%, 10/15/30 (c)	2,699
2,000,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.63%, 9/15/29 (c)	2,038
2,105,000	Advance Auto Parts Inc. 144A, 7.00%, 8/01/30 (c)	2,126
2,105,000	Advance Auto Parts Inc. 144A, 7.38%, 8/01/33 (c)	2,133
2,100,000	Arko Corp. 144A, 5.13%, 11/15/29 (c)(e)	1,756
2,000,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (c)	1,944
2,750,000	Asbury Automotive Group Inc. 144A, 5.00%, 2/15/32 (c)	2,650
1,000,000	Bath & Body Works Inc. 144A, 6.63%, 10/01/30 (c)	1,029
2,500,000	Bath & Body Works Inc., 6.88%, 11/01/35	2,618
4,045,000	BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (c)	4,076
4,150,000	Champ Acquisition Corp. 144A, 8.38%, 12/01/31 (c)	4,430
2,230,000	Cougar JV Subsidiary LLC 144A, 8.00%, 5/15/32 (c)	2,380
2,435,000	Dealer Tire LLC/DT Issuer LLC 144A, 8.00%, 2/01/28 (c)	2,370
4,480,000	Ferrellgas LP/Ferrellgas Finance Corp. 144A, 9.25%, 1/15/31 (c)	4,524

Principal or Shares	Security Description	Value (000)
2,650,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (c)	$2,459
2,000,000	FirstCash Inc. 144A, 4.63%, 9/01/28 (c)	1,974
1,750,000	FirstCash Inc. 144A, 5.63%, 1/01/30 (c)	1,759
2,740,000	Group 1 Automotive Inc. 144A, 4.00%, 8/15/28 (c)	2,660
4,185,000	Hanesbrands Inc. 144A, 9.00%, 2/15/31 (c)	4,418
1,890,000	Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (c)	1,798
1,820,000	LCM Investments Holdings II LLC 144A, 8.25%, 8/01/31 (c)	1,917
525,000	Macy’s Retail Holdings LLC, 4.30%, 2/15/43	381
466,000	Macy’s Retail Holdings LLC 144A, 5.88%, 3/15/30 (c)	467
515,000	Nordstrom Inc., 5.00%, 1/15/44	389
3,500,000	PetSmart LLC/PetSmart Finance Corp. 144A, 7.50%, 9/15/32 (c)	3,500
3,000,000	Sally Holdings LLC/Sally Capital Inc., 6.75%, 3/01/32 (e)	3,126
2,800,000	Sonic Automotive Inc. 144A, 4.88%, 11/15/31 (c)	2,666
2,950,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 144A, 7.75%, 10/15/29 (c)	2,971
3,295,000	Veritiv Operating Co. 144A, 10.50%, 11/30/30 (c)	3,433
3,965,000	Victra Holdings LLC/Victra Finance Corp. 144A, 8.75%, 9/15/29 (c)	4,212

		74,903

Service (4%)
2,150,000	ADT Security Corp. 144A, 4.13%, 8/01/29 (c)	2,084
3,715,000	ADT Security Corp. 144A, 5.88%, 10/15/33 (c)	3,778
2,790,000	Alta Equipment Group Inc. 144A, 9.00%, 6/01/29 (c)	2,531
2,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.00%, 2/15/31 (c)(e)	2,035
1,525,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.25%, 1/15/30 (c)	1,558
1,135,000	Block Inc. 144A, 5.63%, 8/15/30 (c)	1,153
3,495,000	Carriage Services Inc. 144A, 4.25%, 5/15/29 (c)	3,309
3,810,000	Cimpress PLC 144A, 7.38%, 9/15/32 (c)	3,877
4,075,000	Clear Channel Outdoor Holdings Inc. 144A, 7.88%, 4/01/30 (c)	4,276
4,450,000	Deluxe Corp. 144A, 8.13%, 9/15/29 (c)	4,667
1,465,000	Herc Holdings Inc. 144A, 7.25%, 6/15/33 (c)	1,546
1,100,000	ION Platform Finance U.S. Inc. 144A, 7.88%, 9/30/32 (c)	1,074
2,000,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (c)	1,961
2,350,000	Neptune Bidco U.S. Inc. 144A, 9.29%, 4/15/29 (c)	2,323
4,080,000	PROG Holdings Inc. 144A, 6.00%, 11/15/29 (c)	3,985
2,000,000	United Rentals North America Inc., 3.88%, 2/15/31	1,900
1,145,000	Williams Scotsman Inc. 144A, 6.63%, 6/15/29 (c)	1,180

		43,237

Technology (3%)
1,575,000	Cloud Software Group Inc. 144A, 6.63%, 8/15/33 (c)	1,580
2,320,000	Cloud Software Group Inc. 144A, 8.25%, 6/30/32 (c)	2,440
750,000	Cloud Software Group Inc. 144A, 9.00%, 9/30/29 (c)	776

Annual Financial Statements and Other Information 72

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)
3,055,000	Consensus Cloud Solutions Inc. 144A, 6.50%, 10/15/28 (c)	$3,053
3,235,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (c)	3,249
3,045,000	CoreWeave Inc. 144A, 9.25%, 6/01/30 (c)	3,079
2,600,000	Diebold Nixdorf Inc. 144A, 7.75%, 3/31/30 (c)	2,760
2,215,000	Kioxia Holdings Corp. 144A, 6.63%, 7/24/33 (c)	2,313
2,850,000	Qnity Electronics Inc. 144A, 6.25%, 8/15/33 (c)	2,930
1,500,000	Rocket Software Inc. 144A, 9.00%, 11/28/28 (c)	1,547
2,540,000	Western Digital Corp., 2.85%, 2/01/29	2,417
3,960,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (c)	3,739

		29,883

Telecommunication (4%)
1,155,150	Altice France SA 144A, 6.50%, 3/15/32 (c)	1,107
2,950,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (c)	3,010
2,010,000	CommScope LLC 144A, 4.75%, 9/01/29 (c)	2,005
2,300,000	Digicel International Finance Ltd./Difl U.S. LLC 144A, 8.63%, 8/01/32 (c)	2,292
2,568,000	Fibercop SpA 2033 144A, 6.38%, 11/15/33 (c)	2,547
2,500,000	Frontier Communications Holdings LLC 144A, 5.88%, 10/15/27 (c)	2,500
2,500,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (c)	2,383
4,230,000	Level 3 Financing Inc. 144A, 7.00%, 3/31/34 (c)	4,349
1,510,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (c)	1,412
2,565,000	Rogers Communications Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.653%), 7.00%, 4/15/55 (f)	2,685
3,070,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (c)	3,075
4,675,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (c)	4,459
432,000	Telecom Italia Capital SA, 6.38%, 11/15/33	456
3,270,000	Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31 (c)	2,988
2,685,000	Windstream Services LLC/Windstream Escrow Finance Corp. 144A, 8.25%, 10/01/31 (c)	2,745
2,032,000	Zegona Finance PLC 144A, 8.63%, 7/15/29 (c)	2,165

		40,178

Transportation (1%)
760,000	American Airlines Inc. 144A, 7.25%, 2/15/28 (c)	778
2,475,000	American Airlines Inc. 144A, 8.50%, 5/15/29 (c)	2,584
3,000,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (c)	3,029
830,000	First Student Bidco Inc./First Transit Parent Inc. 144A, 4.00%, 7/31/29 (c)	803
1,250,000	JetBlue Airways Corp./JetBlue Loyalty LP 144A, 9.88%, 9/20/31 (c)	1,230
1,500,000	United Airlines Inc. 144A, 4.63%, 4/15/29 (c)	1,486
2,635,000	XPO Inc. 144A, 7.13%, 2/01/32 (c)	2,780

		12,690

Utility (6%)
2,540,000	Alpha Generation LLC 144A, 6.25%, 1/15/34 (c)	2,571
2,100,000	Alpha Generation LLC 144A, 6.75%, 10/15/32 (c)	2,160
3,390,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 10/15/33 (c)	3,387
3,760,000	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 144A, 6.38%, 2/15/32 (c)	3,801
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (c)	499

Principal or Shares	Security Description	Value (000)
1,750,000	Calpine Corp. 144A, 4.63%, 2/01/29 (c)	$1,740
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (c)	1,001
2,500,000	Clearway Energy Operating LLC 144A, 4.75%, 3/15/28 (c)	2,488
5,190,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (c)	5,420
2,750,000	Evergy Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.558%), 6.65%, 6/01/55 (f)	2,842
2,870,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (c)	2,931
1,725,000	Howard Midstream Energy Partners LLC 144A, 6.63%, 1/15/34 (c)	1,779
2,700,000	Lightning Power LLC 144A, 7.25%, 8/15/32 (c)	2,867
2,500,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (c)	2,379
1,145,000	NRG Energy Inc. 144A, 5.75%, 1/15/34 (c)	1,154
1,880,000	NRG Energy Inc. 144A, 6.25%, 11/01/34 (c)	1,937
1,500,000	PG&E Corp., 5.00%, 7/01/28	1,491
4,830,000	Talen Energy Supply LLC 144A, 6.50%, 2/01/36 (c)	5,006
2,265,000	Talen Energy Supply LLC 144A, 8.63%, 6/01/30 (c)	2,405
2,060,000	TransMontaigne Partners LLC 144A, 8.50%, 6/15/30 (c)	2,158
3,465,000	Venture Global Plaquemines LNG LLC 144A, 6.75%, 1/15/36 (c)	3,672
2,250,000	Vistra Operations Co. LLC 144A, 7.75%, 10/15/31 (c)	2,389
2,340,000	VoltaGrid LLC 144A, 7.38%, 11/01/30 (c)	2,381
3,275,000	XPLR Infrastructure Operating Partners LP 144A, 8.38%, 1/15/31 (c)	3,429

		61,887

Total Corporate Bond (Cost - $883,138)		895,521

Mortgage Backed (1%)
3,983,627	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 13.55%, 11/25/39 (c)(f)	4,260
1,777,962	STACR Trust 2018-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.05%, 5/25/43 (c)(f)	2,130
1,550,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.80%, 2/25/47 (c)(f)	1,893

Total Mortgage Backed (Cost - $7,312)		8,283

Stock (0%)
Private Equity (0%)
6,791	Luxco 3 Restructuring (b)
	(Cost - $–)	114

Total Stock (Cost - $–)		114

Investment Company (7%)
73,474,027	Payden Cash Reserves Money Market Fund * (Cost - $73,474)	73,474

Total Investments (Cost - $1,033,008) (100%)		1,045,776
Liabilities in excess of Other Assets (0%)		(4,597)

Net Assets (100%)		$1,041,179

*	Affiliated investment.
(a)	Yield to maturity at time of purchase.
(b)	Principal in foreign currency.

73 Payden Mutual Funds

(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)

All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $18,489 and the total market value of the collateral held by the Fund is $19,250. Amounts in 000s.

(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(g)	Perpetual security with no stated maturity date.
(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 6,523	CAD 8,953	Morgan Stanley	03/18/2026	$97
USD 13,154	EUR 11,082	Morgan Stanley	03/18/2026	286

				383

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	285	Dec-25	$32,111	$190	$190

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit:Transocean International Ltd.), Pay 1.00% Quarterly, Receive upon credit default	12/20/2030	USD 4,000	$567	$690	$(123)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually, Receive Variable 2.168% (ESTRON) Annually	02/01/2026	EUR 1,000	$(6)	$—	$(6)
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay Variable 4.383% (SOFRRATE) Annually	02/01/2026	USD 1,030	(1)	—	(1)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually, Receive Variable 1.988% (ESTRON) Annually	04/30/2028	EUR 3,500	(86)	3	(89)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay Variable 4.346% (SOFRRATE) Annually	04/30/2028	USD 3,630	45	3	42
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 1.924% (ESTRON) Annually	06/30/2029	EUR 3,000	(89)	3	(92)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 2.009% (ESTRON) Annually	04/15/2029	EUR 2,000	(60)	—	(60)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay Variable 4.326% (SOFRRATE) Annually	06/30/2029	USD 3,130	52	3	49

Annual Financial Statements and Other Information 74

Payden High Income Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay Variable 4.352% (SOFRRATE) Annually	04/15/2029	USD 2,080	31	—	31

			$(114)	$12	$(126)

Open OTC Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Protection Bought (Relevant Credit:Hilcorp Energy I LP), Pay 5.00% Quarterly, Receive upon credit default	12/20/2030	USD 4,000	$(452)	$(475)	$23
Protection Bought (Relevant Credit:Civitas Resources Inc), Pay 5.00% Quarterly, Receive upon credit default	12/20/2030	USD 3,000	(325)	(305)	(20)
Protection Bought (Relevant Credit:Hilcorp Energy I LP), Pay 5.00% Quarterly, Receive upon credit default	06/20/2030	USD 3,000	(340)	(361)	21
Protection Bought (Relevant Credit:Hilcorp Energy I LP), Pay 5.00% Quarterly, Receive upon credit default	12/20/2030	USD 5,000	(564)	(605)	41

			$(1,681)	$(1,746)	$65

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$18,489
Non-cash Collateral[2]	(18,489)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

75 Payden Mutual Funds

Payden California Municipal Social Impact Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
General Obligation (62%)
175,000	Abag Finance Authority for Nonprofit Corps A, 5.00%, 9/02/26	$175
100,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/28 BAM (a)	100
250,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/32 BAM (a)	250
1,500,000	Antelope Valley Community College District, 5.00%, 8/01/44	1,561
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	315
2,545,000	California Community Choice Financing Authority B-1, 4.00%, 2/01/52 (b)	2,600
2,675,000	California Community Choice Financing Authority F, 5.00%, 11/01/33	2,923
1,300,000	California Community Choice Financing Authority 1, 5.00%, 2/01/54 (b)	1,396
1,280,000	California Community Choice Financing Authority, 5.00%, 5/01/54 (b)	1,381
3,500,000	California Community Choice Financing Authority B, 5.00%, 1/01/55 (b)	3,710
1,470,000	California Community Choice Financing Authority F, 5.00%, 2/01/55 (b)	1,610
6,420,000	California Community Choice Financing Authority E, 5.00%, 2/01/55 (b)	6,948
3,265,000	California Community Choice Financing Authority C, 5.00%, 12/01/55 (b)	3,505
1,190,000	California Community Choice Financing Authority H, 5.00%, 1/01/56 (b)	1,319
2,270,000	California Community Choice Financing Authority B, 5.00%, 3/01/56 (b)	2,493
1,125,000	California Community Choice Financing Authority E, 5.00%, 10/01/56 (b)	1,238
1,890,000	California Community Choice Financing Authority, 5.50%, 10/01/54 (b)	2,063
255,000	California Earthquake Authority A, 5.60%, 7/01/27	258
1,000,000	California Infrastructure & Economic Development Bank A, 3.25%, 8/01/29	1,007
2,935,000	California State Public Works Board C, 5.00%, 11/01/30	3,294
1,000,000	California State Public Works Board A, 5.00%, 4/01/34	1,185
1,785,000	California State Public Works Board C, 5.00%, 8/01/36	2,001
1,700,000	California State Public Works Board C, 5.00%, 9/01/39	1,939
1,700,000	California State Public Works Board B2, 7.80%, 3/01/35	1,913
1,460,000	California State Public Works Board G2, 8.36%, 10/01/34	1,748
1,580,000	City & County of San Francisco CA C, 3.00%, 6/15/33	1,582
45,000	Coronado Community Development Agency Successor Agency A, 5.00%, 9/01/33	45
1,000,000	County of Santa Barbara CA B, AMT, 5.00%, 12/01/36	1,043
835,000	El Rancho Unified School District, 2.51%, 8/01/28 (c)	780
1,050,000	Evergreen School District, 5.00%, 8/01/38	1,278
625,000	Fontana Public Facilities Financing Authority A, 5.00%, 11/01/40	713

Principal or Shares	Security Description	Value (000)
1,125,000	Fontana Unified School District, 3.00%, 8/01/40 BAM-TCRS (a)	$1,020
1,025,000	Grossmont Union High School District, 4.00%, 8/01/33	1,026
850,000	Hartnell Community College District A, 0.06%, 8/01/36 (c)	546
1,095,000	Hartnell Community College District B, 3.00%, 8/01/45	915
1,285,000	Inglewood Unified School District B, 5.50%, 8/01/37	1,564
3,000,000	Inglewood Unified School District B, 5.50%, 8/01/43	3,450
1,000,000	Jefferson Union High School District B, 5.00%, 8/01/44	1,089
2,000,000	Los Angeles County Facilities Inc. A, 5.00%, 12/01/43	2,090
500,000	Los Angeles County Public Works Financing Authority B, 5.00%, 12/01/31	501
5,570,000	Los Angeles County Public Works Financing Authority G, 5.00%, 12/01/41	6,066
2,500,000	Los Angeles County Public Works Financing Authority J, 5.00%, 12/01/42	2,807
8,925,000	Los Angeles County Public Works Financing Authority D, 5.00%, 12/01/45	8,940
1,655,000	Los Angeles County Public Works Financing Authority, 7.49%, 8/01/33	1,838
2,415,000	Los Angeles Unified School District 1, 5.00%, 7/01/40	2,786
1,000,000	Los Angeles Unified School District, 5.00%, 7/01/43	1,104
1,000,000	Mt San Antonio Community College District A, 5.00%, 8/01/42	1,123
500,000	Municipal Improvement Corp. of Los Angeles B, 5.00%, 11/01/31	510
1,360,000	National School District C, 5.00%, 8/01/46	1,461
1,000,000	Ontario Public Financing Authority A, 5.00%, 11/01/44	1,096
2,575,000	Ontario Public Financing Authority A, 5.00%, 11/01/45	2,801
1,000,000	Palo Alto Unified School District, 3.25%, 8/01/42	911
1,275,000	Panama-Buena Vista Union School District, 3.00%, 8/01/35	1,296
1,725,000	Peralta Community College District 4, 4.10%, 8/05/31 NATL (a)(b)	1,725
1,000,000	Peralta Community College District 1, 5.00%, 8/01/45	1,095
1,000,000	Pittsburg Unified School District A, 5.00%, 8/01/43 AGC (a)	1,107
1,125,000	Riverside Unified School District, 5.00%, 8/01/38	1,320
4,830,000	Sacramento Area Flood Control Agency, 5.00%, 10/01/47	4,888
3,075,000	San Bernardino Community College District B, 5.00%, 8/01/42	3,388
550,000	San Diego Public Facilities Financing Authority B, 5.00%, 10/15/32	550
1,500,000	San Diego Public Facilities Financing Authority A, 5.00%, 10/15/38	1,763
1,500,000	San Diego Unified School District 5C, 5.00%, 7/01/39	1,742
1,400,000	San Diego Unified School District F2, 5.00%, 7/01/42	1,558

Annual Financial Statements and Other Information 76

Payden California Municipal Social Impact Fund continued

Principal or Shares	Security Description	Value (000)
2,380,000	San Diego Unified School District 3, 5.00%, 7/01/48	$2,545
725,000	San Francisco City & County Redevelopment Agency Successor Agency B, 5.00%, 8/01/40 AGC (a)	817
1,050,000	San Francisco City & County Redevelopment Agency Successor Agency B, 5.00%, 8/01/43 AGC (a)	1,149
2,590,000	San Joaquin Valley Clean Energy Authority A, 5.50%, 1/01/56 (b)	2,962
1,000,000	San Leandro Unified School District B, 5.00%, 8/01/43 BAM (a)	1,045
2,500,000	Santa Clara Valley Transportation Authority 2, 4.20%, 6/01/55 (b)	2,500
1,810,000	Saugus Union School District School Facilities Improvement District No 2014-1 C, 3.00%, 8/01/37	1,709
200,000	Simi Valley Public Financing Authority A, 5.00%, 10/01/29	200
2,560,000	Southwestern Community College District D, 3.00%, 8/01/41	2,242
1,500,000	State Center Community College District B, 3.00%, 8/01/39	1,383
1,850,000	State of California, 4.00%, 8/01/34	2,039
1,000,000	State of California CU, 4.85%, 12/01/46	1,047
2,740,000	State of California, 5.00%, 3/01/31	3,099
1,725,000	State of California, 5.00%, 3/01/32	1,985
2,000,000	State of California, 5.00%, 12/01/35	2,227
3,065,000	State of California, 5.00%, 8/01/36	3,623
3,700,000	State of California, 5.00%, 8/01/46	3,759
3,750,000	State of California, 5.00%, 10/01/47	3,777
2,455,000	Stockton Unified School District A, 5.00%, 8/01/45 BAM (a)	2,672
475,000	Temecula Valley Unified School District D, 3.00%, 8/01/44	394
350,000	Union City Community Redevelopment Agency Successor Agency A, 5.00%, 10/01/35	351
1,575,000	West Sonoma County Union High School District D, 5.00%, 8/01/50	1,664

Total General Obligation (Cost - $155,379)		159,638

Mortgage Backed (1%)
1,842,260	Freddie Mac Multifamily ML Certificates 2023- ML16, 2.75%, 11/25/35	1,684

Revenue (33%)
Airport/Port (2%)
1,200,000	City of Los Angeles Department of Airports B, AMT, 5.00%, 5/15/33	1,251
1,375,000	City of Los Angeles Department of Airports D, 5.00%, 5/15/45	1,505
2,000,000	City of Los Angeles Department of Airports, AMT, 5.50%, 5/15/38	2,213
400,000	City of Palm Springs CA Passenger Facility Charge Revenue, AMT, 5.00%, 6/01/26 BAM (a)	401

		5,370

Education (6%)
1,075,000	California Educational Facilities Authority, 5.25%, 4/01/40	1,341
1,000,000	California Educational Facilities Authority A, 5.25%, 10/01/44	1,005
750,000	California State University B3, 3.13%, 11/01/51 (b)	750
2,000,000	California State University A, 5.00%, 11/01/37	2,373

Principal or Shares	Security Description	Value (000)
1,080,000	California State University A, 5.00%, 11/01/39	$1,149
1,080,000	Modesto Elementary School District A, 5.00%, 8/01/45	1,174
1,000,000	Modesto High School District B, 5.00%, 8/01/45	1,087
230,000	Oxnard School District, 5.00%, 8/01/45 BAM (a) (b)	232
1,540,000	Redwoods Community College District, 5.00%, 8/01/44 BAM (a)	1,685
2,330,000	University of California S, 5.00%, 5/15/39	2,584
1,310,000	University of California CA, 5.00%, 5/15/40	1,497
1,200,000	University of California BS, 5.00%, 5/15/42	1,342

		16,219

Facility (0%)
1,035,000	Abag Finance Authority for Nonprofit Corps., 4.20%, 12/01/30 (b)	1,035

Healthcare (4%)
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	514
440,000	California Health Facilities Financing Authority A, 5.00%, 8/15/32	447
1,015,000	California Health Facilities Financing Authority, 5.00%, 10/01/39 (b)	1,046
1,750,000	California Health Facilities Financing Authority B, 5.00%, 11/15/46	1,766
705,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	709
2,450,000	California Health Facilities Financing Authority A, 5.25%, 12/01/42	2,628
750,000	California Municipal Finance Authority A, AMT, 4.38%, 9/01/53 (b)	775
325,000	California Municipal Finance Authority B, 5.00%, 5/15/37 (a)	330
1,500,000	Regents of the University of California Medical Center Pooled Revenue O-2, 3.15%, 5/15/45 (b)	1,500

		9,715

Housing (12%)
800,000	California Housing Finance Agency JJ, 2.90%, 5/01/47 (a)(b)	799
2,928,959	California Housing Finance Agency K, 3.75%, 12/01/33 (a)	3,051
1,013,551	California Housing Finance Agency 2021, 3.75%, 3/25/35 (a)	1,034
1,490,000	California Housing Finance Agency T, 4.10%, 7/01/40 (a)	1,505
1,360,000	California Housing Finance Agency V, 5.00%, 5/01/54 (b)	1,382
2,390,000	California Housing Finance Agency A, 6.25%, 8/01/55 (a)	2,541
2,443,437	California Municipal Finance Authority A, 2.65%, 3/01/40 (a)	2,024
2,400,000	California Municipal Finance Authority B, 3.00%, 10/01/29 (b)	2,412
520,000	California Municipal Finance Authority 1, 5.00%, 6/01/56 (b)	550
960,959	California Statewide Communities Development Authority C, 2.00%, 7/01/38 (a)	741
1,000,000	California Statewide Communities Development Authority, 5.00%, 11/01/39 (a)	1,113
3,200,182	City & County of San Francisco CA J, 2.55%, 7/01/39 (a)	2,529
2,469,517	Freddie Mac Multifamily ML Certificates, 2.25%, 9/25/37	2,100

77 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,591,494	Freddie Mac Multifamily ML Certificates 2022- ML13, 2.88%, 7/25/36	$1,496
2,185,000	Los Angeles Housing Authority A, 3.75%, 4/01/34 (a)	2,195
1,600,000	Sacramento County Housing Authority D, 3.28%, 5/15/31 (b)	1,600
2,805,000	San Diego Housing Authority Inc. E, 4.20%, 6/01/40 (a)	2,816

		29,888

Industrial Development/Pollution Control (1%)
1,000,000	California Municipal Finance Authority B, AMT, 3.38%, 9/01/50 (b)	983
1,550,000	County of Santa Barbara CA A, 5.00%, 12/01/38	1,636
625,000	Golden State Tobacco Securitization Corp., B, 3.00%, 6/01/46 (a)	566

		3,185

Power (1%)
1,800,000	Anaheim Housing & Public Improvements Authority B, 5.00%, 10/01/43	1,898
820,000	Sacramento Municipal Utility District D, 5.00%, 8/15/49 (b)	906

		2,804

Transportation (3%)
1,100,000	Bay Area Toll Authority, 4.00%, 4/01/37	1,116
1,000,000	Port of Los Angeles B1, 5.00%, 8/01/41	1,123
4,590,000	San Diego County Regional Transportation Commission A, 5.00%, 4/01/48	4,615

		6,854

Water & Sewer (4%)
1,000,000	City of San Francisco CA Public Utilities Commission Water Revenue F, 5.00%, 11/01/39	1,227
1,300,000	East Bay Municipal Utility District Water System Revenue B, 5.00%, 6/01/45	1,438
2,000,000	Metropolitan Water District of Southern California 3, 5.00%, 7/01/37 (b)	2,262
1,450,000	Rancho Water District Financing Authority A, 3.00%, 8/01/40	1,322
2,470,000	San Diego Public Facilities Financing Authority A, 5.00%, 10/15/44	2,470
100,000	San Diego Public Facilities Financing Authority Water Revenue A, 5.00%, 8/01/32	101

		8,820

Total Revenue (Cost - $82,151)		83,890

U.S. Treasury (3%)
1,600,000	U.S. Treasury Bill, 3.91%, 5/14/26 (c)	1,569
5,900,000	U.S. Treasury Note, 3.88%, 7/31/30	5,945
1,492,000	U.S. Treasury Note, 4.38%, 8/31/28	1,523

Total U.S. Treasury (Cost - $9,012)		9,037

Investment Company (2%)
4,803,131	Payden Cash Reserves Money Market Fund* (Cost $4,803)	4,803

Total Investments (Cost - $253,007) (101%)		259,052
Liabilities in excess of Other Assets (-1%)		(3,504)

Net Assets (100%)		$255,548

*	Affiliated investment.
(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(c)	Yield to maturity at time of purchase.

See notes to financial statements.

Annual Financial Statements and Other Information 78

Payden Global Low Duration Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Bond (99%)
Canada (USD) (9%)
195,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.890%), 4.93%, 2/14/29 (a)	$198
700,000	Canadian Imperial Bank of Commerce 144A, 4.41%, 6/08/28 (b)	710
500,000	CDP Financial Inc. 144A, (Secured Overnight Financing Rate + 0.500%), 4.81%, 5/05/28 (a) (b)	502
300,000	CPPIB Capital Inc. 144A, 3.75%, 10/08/27 (b)	300
300,000	OMERS Finance Trust, 4.00%, 4/20/28 (c)	302
300,000	Ontario Teachers’ Finance Trust 144A, 4.25%, 4/25/28 (b)	304
300,000	Province of British Columbia Canada, 4.70%, 1/24/28	306
500,000	PSP Capital Inc. 144A, 3.50%, 6/29/27 (b)	498
235,000	Rogers Communications Inc., 3.20%, 3/15/27	232
215,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 0.890%), 4.50%, 8/06/29 (a)	217

		3,569

Cayman Islands (USD) (4%)
250,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.13%, 7/25/36 (a) (b)	251
250,000	KKR CLO Ltd. 28A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 4.99%, 2/09/35 (a)(b)	250
245,707	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.864%), 5.90%, 7/15/36 (a)(b)	246
171,027	Palmer Square Loan Funding Ltd. 2024- 1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.95%, 10/15/32 (a)(b)	171
250,000	Suci Second Investment Co., 6.00%, 10/25/28 (c)	263

		1,181

Chile (USD) (0%)
250,000	Chile Government International Bond, 2.75%, 1/31/27	246

Denmark (USD) (1%)
235,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.730%), 1.55%, 9/10/27 (a)(b)	230
210,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%), 4.30%, 4/01/28 (a)(b)	210

		440

France (USD) (4%)
215,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.450%), 4.79%, 5/09/29 (a)(b)	217
395,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 2.100%), 5.98%, 1/18/27 (a) (b)	396
300,000	Caisse d’Amortissement de la Dette Sociale 144A, 3.75%, 9/12/27 (b)	299

Principal or Shares	Security Description	Value (000)
400,000	Caisse d’Amortissement de la Dette Sociale 144A, 4.25%, 1/24/27 (b)	$402
250,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.860%), 6.32%, 10/03/29 (a)(b)	263

		1,577

Ireland (USD) (1%)
165,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 4/01/28	168
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	153
200,000	Icon Investments Six DAC, 5.81%, 5/08/27	204

		525

Japan (USD) (1%)
200,000	Mitsubishi UFJ Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.380%), 5.42%, 2/22/29 (a)	206
200,000	Sumitomo Mitsui Financial Group Inc., 1.90%, 9/17/28	188

		394

Jersey (USD) (1%)
250,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.99%, 10/15/37 (a)(b)	250
250,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-51A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.14%, 10/23/36 (a)(b)	250

		500

Luxembourg (USD) (1%)
200,000	ArcelorMittal SA, 6.55%, 11/29/27	208

Netherlands (USD) (3%)
210,000	ABN AMRO Bank NV 144A, 4.20%, 7/07/28 (b)	211
200,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	204
300,000	BNG Bank NV, 3.63%, 10/01/26 (c)	299
300,000	BNG Bank NV 144A, 4.25%, 1/25/29 (b)	305
200,000	Enel Finance International NV 144A, 5.13%, 6/26/29 (b)	205

		1,224

Norway (USD) (1%)
210,000	DNB Bank ASA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.680%), 1.61%, 3/30/28 (a)(b)	203
200,000	Var Energi ASA 144A, 7.50%, 1/15/28 (b)	212

		415

Panama (USD) (1%)
30,000	Carnival Corp. 144A, 5.13%, 5/01/29 (b)	30
35,000	Carnival Corp. 144A, 5.75%, 3/15/30 (b)	36
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (b)	224

		290

Poland (USD) (1%)
250,000	Bank Gospodarstwa Krajowego, 6.25%, 10/31/28 (c)	267

79 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Qatar (USD) (1%)
250,000	QatarEnergy, 1.38%, 9/12/26 (c)	$245

Spain (USD) (1%)
200,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (a)	204
200,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.140%), 4.63%, 7/03/29 (a) (b)	201

		405

Supranational (USD) (2%)
350,000	Asian Development Bank, (Secured Overnight Financing Rate + 0.300%), 4.44%, 6/20/28 (a)350
250,000	Asian Development Bank, 4.75%, 2/12/30	252
220,000	International Bank for Reconstruction & Development Series GDIF, 4.75%, 7/30/29 (d)221
95,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 8/19/28	95

		918

Sweden (USD) (2%)
220,000	Kommuninvest I Sverige AB 144A, 4.25%, 12/10/25 (b)	220
500,000	Svensk Exportkredit AB, 4.13%, 6/14/28	505

		725

Switzerland (USD) (2%)
250,000	UBS AG, (U.S. Secured Overnight Financing Rate + 0.720%), 4.86%, 1/10/28 (a)	252
200,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 0.840%), 4.15%, 12/23/29 (a)(b)	199
200,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	205

		656

United Arab Emirates (USD) (1%)
250,000	MDGH GMTN RSC Ltd., 3.00%, 3/28/27 (c)	246

United Kingdom (USD) (1%)
200,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 1.080%), 4.48%, 11/11/29 (a)	200
200,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (a)	201
50,000	Rio Tinto Finance USA PLC, 4.50%, 3/14/28	51

		452

United States (USD) (61%)
35,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (b)	36
75,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	75
20,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.50%, 3/31/31 (b)	20
60,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (b)	61
70,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	70

Principal or Shares	Security Description	Value (000)
250,000	Ally Bank Auto Credit-Linked Notes Series 2025-B 144A, 4.94%, 9/15/33 (b)	$250
223,899	Ally Bank Auto Credit-Linked Notes Series 2025-A 144A, 4.99%, 6/15/33 (b)	225
40,000	Ally Financial Inc., (Secured Overnight Financing Rate + 1.960%), 5.74%, 5/15/29 (a) 41
70,000	Ally Financial Inc., 5.75%, 11/20/25	70
125,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.260%), 4.73%, 4/25/29 (a)	127
145,000	Amrize Finance U.S. LLC 144A, 4.70%, 4/07/28 (b)	147
160,000	Antero Resources Corp. 144A, 5.38%, 3/01/30 (b)	161
175,000	Ares Strategic Income Fund 144A, 5.45%, 9/09/28 (b)	176
240,000	Athene Global Funding 144A, 5.52%, 3/25/27 (b)	244
45,000	Aviation Capital Group LLC 144A, 4.75%, 4/14/27 (b)	45
35,000	Axon Enterprise Inc. 144A, 6.13%, 3/15/30 (b)36
205,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.110%), 4.62%, 5/09/29 (a)	208
13,957,663	Benchmark Mortgage Trust 2018-B6, 0.39%, 10/10/51 (e)	103
100,000	BHMS Commercial Mortgage Trust 2025- ATLS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.850%), 5.88%, 8/15/42 (a) (b)	100
85,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (b)	84
35,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (b)	36
90,000	Boeing Co., 6.26%, 5/01/27	93
80,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	80
131,361	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 6.29%, 9/15/35 (a)(b)	131
278,411	BX Commercial Mortgage Trust 2024- XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.47%, 2/15/39 (a) (b)	279
176,128	BX Commercial Mortgage Trust 2024- XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 5.72%, 3/15/41 (a) (b)	177
200,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 5.67%, 2/15/41 (a)(b)	200
148,557	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 5.72%, 4/15/41 (a)(b)	149
200,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.73%, 7/15/44 (a)(b)	201
250,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.92%, 3/15/42 (a)(b)	250
200,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 5.97%, 6/15/41 (a)(b)	200

Annual Financial Statements and Other Information 80

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
2,751,475	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (e)	$74
75,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (a)	77
100,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	101
150,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	153
461,300	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (b)	447
75,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	75
210,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.143%), 4.64%, 5/07/28 (a)	211
210,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.870%), 4.79%, 3/04/29 (a)	213
83,491	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (b)	84
97,812	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (b)	99
190,000	CommonSpirit Health, 6.07%, 11/01/27	196
100,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.78%, 9/25/44 (a)(b)	100
100,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 5.98%, 2/25/44 (a)(b)	101
40,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (b)	40
40,000	CoreWeave Inc. 144A, 9.25%, 6/01/30 (b)	40
195,162	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (b)(e)	196
88,818	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (b)(e)	89
200,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (b)	197
150,000	Daimler Truck Finance North America LLC 144A, 4.95%, 1/13/28 (b)	152
150,000	Daimler Truck Finance North America LLC 144A, 5.13%, 9/25/27 (b)	152
400,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (b)	381
200,000	Drive Auto Receivables Trust 2025-2, 4.90%, 12/15/32	198
100,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (b)	100
150,000	EMD Finance LLC 144A, 4.13%, 8/15/28 (b)	150
100,000	Exeter Select Automobile Receivables Trust 2025-3, 4.18%, 12/16/30	100
60,000	Franklin BSP Capital Corp., 7.20%, 6/15/29	62
100,000	Freddie Mac STACR REMIC Trust 2024- DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 5.63%, 10/25/44 (a)(b)	100
35,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (b)	37
200,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 5.66%, 10/19/39 (a)(b)	201
100,000	General Motors Financial Co. Inc., 5.05%, 4/04/28	102

Principal or Shares	Security Description	Value (000)
70,000	General Motors Financial Co. Inc., 5.35%, 7/15/27	$71
65,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	66
85,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (b)	86
110,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.319%), 4.94%, 4/23/28 (a)	111
90,000	Goldman Sachs Private Credit Corp. 144A, 5.38%, 1/31/29 (b)	90
100,000	Hess Midstream Operations LP 144A, 5.88%, 3/01/28 (b)	102
30,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (b)	31
130,000	Hewlett Packard Enterprise Co., 4.15%, 9/15/28	130
98,525	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 5.87%, 10/15/41 (a)(b)	99
40,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 4/01/29 (b)	41
170,000	HPS Corporate Lending Fund 144A, 5.30%, 6/05/27 (b)	171
85,000	Hyundai Capital America 144A, 5.25%, 1/08/27 (b)	86
79,114	JP Morgan Mortgage Trust 2024-NQM1 144A, 5.59%, 2/25/64 (b)	80
65,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (a)	66
40,000	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC 144A, 4.75%, 6/01/27 (b)	40
105,000	Las Vegas Sands Corp., 5.90%, 6/01/27	107
100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.33%, 5/15/39 (a)(b)	97
70,000	M&T Bank Corp., (U.S. Secured Overnight Financing Rate + 0.930%), 4.83%, 1/16/29 (a) 71
200,000	M&T Equipment Notes 2025-1A 144A, 4.78%, 9/17/29 (b)	203
80,000	Main Street Capital Corp., 5.40%, 8/15/28	80
70,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (b)	70
30,000	Meritage Homes Corp., 5.13%, 6/06/27	30
75,000	Microchip Technology Inc., 4.90%, 3/15/28 76
250,000	Morgan Stanley Private Bank N.A., (U.S. Secured Overnight Financing Rate + 0.770%), 4.47%, 7/06/28 (a)	251
250,000	Morgan Stanley Residential Mortgage Loan Trust 2025-NQM8 144A, 4.96%, 9/25/70 (b) (e)	250
225,000	National Fuel Gas Co., 5.50%, 10/01/26	228
76,178	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (b)(e)	74
141,444	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (b)(e)	137
100,000	NYC Commercial Mortgage Trust 2025-28L 144A, 4.67%, 11/05/38 (b)(e)	100
250,000	OBX Trust 2025-NQM19 144A, 4.87%, 10/25/65 (b)(e)	249

81 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
75,802	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (b)	$76
178,317	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (b)	179
96,230	OBX Trust 2025-NQM14 144A, 5.16%, 7/25/65 (b)	97
184,281	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (b)	185
88,381	OBX Trust 2025-NQM3 144A, 5.65%, 12/01/64 (b)	89
25,000	OneMain Finance Corp., 7.13%, 3/15/26	25
200,000	Onemain Financial Issuance Trust 2025-1A 144A, 4.82%, 7/14/38 (b)	202
120,000	ONEOK Inc., 4.25%, 9/24/27	120
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (b)	46
200,000	PFS Financing Corp. 2023-C 144A, 5.52%, 10/15/28 (b)	202
194,691	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (b)(e)	196
188,059	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (b)	190
186,208	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (b)	189
180,000	Regal Rexnord Corp., 6.05%, 2/15/26	181
165,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (b)	162
143,274	Santander Drive Auto Receivables Trust 2024- S2 144A, 5.80%, 12/16/28 (b)	143
92,272	Santander Drive Auto Receivables Trust 2024- S1 144A, 6.53%, 3/16/29 (b)	92
80,008	Santander Drive Auto Receivables Trust 2023- S1 144A, 8.14%, 4/18/28 (b)	80
185,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.610%), 5.47%, 3/20/29 (a)	188
35,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (a)	35
200,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (b)	194
180,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (b)	179
70,000	Sirius XM Radio LLC 144A, 3.13%, 9/01/26 (b)	70
80,000	South Bow USA Infrastructure Holdings LLC, 4.91%, 9/01/27	81
30,000	Starwood Property Trust Inc. 144A, 6.50%, 7/01/30 (b)	31
25,000	Sunoco LP 144A, 7.00%, 5/01/29 (b)	26
200,000	Switch ABS Issuer LLC 2024-2A 144A, 5.44%, 6/25/54 (b)	201
35,000	Synchrony Financial, (U.S. Secured Overnight Financing Rate + 1.395%), 5.02%, 7/29/29 (a)	35
90,000	Synopsys Inc., 4.65%, 4/01/28	91
70,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	70
535,877	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	552
75,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (b)	76
455,000	U.S. Treasury Note, 3.38%, 9/15/27	453
500,000	U.S. Treasury Note, 3.38%, 9/15/28	497
645,000	U.S. Treasury Note, 3.50%, 10/15/28	643
310,000	U.S. Treasury Note, 3.63%, 8/31/27	310
1,800,000	U.S. Treasury Note, 3.75%, 8/15/27	1,804
215,000	U.S. Treasury Note, 3.88%, 3/31/27	216

Principal or Shares	Security Description	Value (000)
940,000	U.S. Treasury Note, 3.88%, 7/31/27	$944
565,000	U.S. Treasury Note, 4.38%, 7/15/27	572
100,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (b)	104
250,000	Verus Securitization Trust 2025-9 144A, 4.94%, 10/27/70 (b)(e)	250
83,039	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (b)(e)	83
40,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	40
25,000	Vistra Operations Co. LLC 144A, 5.05%, 12/30/26 (b)	25
250,000	Volkswagen Group of America Finance LLC 144A, 5.30%, 3/22/27 (b)	253
195,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 0.880%), 4.08%, 9/15/29 (a)	195
160,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.370%), 4.97%, 4/23/29 (a)	163
90,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (a)	92
5,334,327	Wells Fargo Commercial Mortgage Trust 2018- C46, 0.90%, 8/15/51 (e)	88
200,000	Wells Fargo Commercial Mortgage Trust 2025-HI 144A, (1 mo. Term Secured Overnight Financing Rate + 1.693%), 5.73%, 10/15/42 (a)(b)	201
300,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.55%, 11/15/27 (b)	302
300,000	Westlake Automobile Receivables Trust 2023- 1A 144A, 6.79%, 11/15/28 (b)	307
200,000	Wheels Fleet Lease Funding LLC 2025-2A 144A, 4.41%, 5/18/40 (b)	201
170,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (b)	174
295,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (b)	286
20,000	XHR LP 144A, 6.63%, 5/15/30 (b)	20

		24,102

Total Bond (Cost - $39,066)		38,585

Investment Company (3%)
1,079,155	Payden Cash Reserves Money Market Fund *
	(Cost - $1,079)	1,079

Total Investments (Cost - $40,145) (102%)		39,664
Liabilities in excess of Other Assets (-2%)		(742)

Net Assets (100%)		$38,922

Annual Financial Statements and Other Information 82

Payden Global Low Duration Fund continued

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $50 and the total market value of the collateral held by the Fund is $52. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	41	Dec-25	$8,538	$(2)	$(2)
U.S. Treasury 5-Year Note Future	22	Dec-25	2,403	(1)	(1)

Total Futures					$(3)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$50
Non-cash Collateral[2]	(50)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

83 Payden Mutual Funds

Payden Global Fixed Income Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Bond (92%)
Australia (AUD) (1%)
1,950,000	Australia Government Bond Series 145, 2.75%, 6/21/35 (a)(b)	$1,123

Australia (USD) (1%)
850,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (c)(d)	771

Austria (EUR) (0%)
390,000	Republic of Austria Government Bond 144A, 3.15%, 6/20/44 (a)(b)(c)	432

Bahamas (USD) (0%)
475,000	Intercorp Peru Ltd., 3.88%, 8/15/29 (a)	463

Belgium (EUR) (1%)
400,000	KBC Group NV, (3 mo. EURIBOR + 1.300%), 4.25%, 11/28/29 (a)(b)(d)	482
200,000	Kingdom of Belgium Government Bond Series 75 144A, 1.00%, 6/22/31 (a)(b)(c)	211
410,000	Kingdom of Belgium Government Bond Series 78 144A, 1.60%, 6/22/47 (a)(b)(c)	315

		1,008

Bermuda (USD) (0%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (c)(e)	143

Brazil (BRL) (1%)
9,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 (b)	1,474

Canada (CAD) (2%)
1,680,000	Canadian Government Bond, 3.50%, 12/01/45 (b)	1,202
1,500,000	Canadian Government Bond, 5.00%, 6/01/37 (b)	1,251
775,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 (b)(c)	549

		3,002

Canada (USD) (1%)
350,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (c)	364
575,000	TELUS Corp., 3.40%, 5/13/32	529
325,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (d)	344
200,000	Windfall Mining Group Inc./Groupe Minier Windfall Inc. 144A, 5.85%, 5/13/32 (c)	209

		1,446

Cayman Islands (USD) (4%)
500,000	Apidos CLO XXXII 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 5.68%, 1/20/33 (c)(d)	500
160,409	ARES LII CLO Ltd. 2019-52A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.880%), 4.74%, 4/22/31 (c)(d)	160
500,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (c)	510
200,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (c)	201
250,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.614%), 6.65%, 11/16/36 (c)(d)	251

Principal or Shares	Security Description	Value (000)
1,350,000	HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 5.95%, 9/17/36 (c)(d)	$1,353
350,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (c)	358
230,957	Symphony CLO XXIII Ltd. 2020-23A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.900%), 4.80%, 1/15/34 (c)(d)	231
450,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 6.55%, 3/15/38 (c)(d)	452

		4,016

Chile (EUR) (1%)
250,000	Chile Government International Bond, 3.80%, 7/01/35 (b)	291
300,000	Chile Government International Bond, 4.13%, 7/05/34 (b)	360

		651

Chile (USD) (0%)
200,000	Colbun SA 144A, 5.38%, 9/11/35 (c)	202

Colombia (USD) (0%)
200,000	Grupo Energia Bogota SA ESP 144A, 5.75%, 10/22/35 (c)	199

Czech Republic (CZK) (0%)
3,600,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 (b)	113

Denmark (DKK) (0%)
650,000	Denmark Government Bond Series 31Y, 4.50%, 11/15/39 (b)	121

Finland (EUR) (0%)
170,000	Finland Government Bond Series 16Y 144A, 2.75%, 7/04/28 (a)(b)(c)	199

France (EUR) (3%)
1,100,000	French Republic Government Bond OAT Series OAT 144A, 0.50%, 6/25/44 (a)(b)(c)	696
1,550,000	French Republic Government Bond OAT Series OAT 144A, 1.25%, 5/25/36 (a)(b)(c)	1,438
1,200,000	French Republic Government Bond OAT Series OAT 144A, 2.50%, 5/25/30 (a)(b)(c)	1,380
400,000	Mercialys SA, 4.00%, 6/04/32 (a)(b)	468
300,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 (b)(c)	359
400,000	Praemia Healthcare SACA, 1.38%, 9/17/30 (a) (b)	421

		4,762

Germany (EUR) (1%)
500,000	Deutsche Bank AG, (3 mo. EURIBOR + 2.950%), 5.00%, 9/05/30 (a)(b)(d)	618

Guatemala (USD) (0%)
300,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (c)	324

Hungary (USD) (1%)
600,000	Hungary Government International Bond 144A, 5.38%, 9/26/30 (c)	619

India (USD) (0%)
425,000	Shriram Finance Ltd., 6.15%, 4/03/28 (a)	437

Indonesia (IDR) (2%)
4,440,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 (b)	277

Annual Financial Statements and Other Information 84

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
32,000,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 (b)	$2,233

		2,510

Indonesia (USD) (0%)
336,105	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (c)	345

Ireland (EUR) (4%)
300,000	Contego CLO X DAC 10X, (3 mo. EURIBOR + 2.150%), 4.19%, 5/15/38 (a)(b)(d)	346
450,000	Harvest CLO XXX DAC 30X, (3 mo. EURIBOR + 3.400%), 5.47%, 7/27/36 (a)(b) (d)	520
250,000	Ireland Government Bond, 1.10%, 5/15/29 (a) (b)	278
216,008	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 3.93%, 8/17/33 (b)(c)(d)	249
903,308	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 4.73%, 8/17/33 (a)(b)(d)	1,040
239,951	Last Mile Securities PE DAC 2021-1A 144A, (3 mo. EURIBOR + 2.350%), 4.38%, 8/17/31 (b) (c)(d)	277
300,000	Palmer Square European Loan Funding DAC 2024-1A 144A, (3 mo. EURIBOR + 1.700%), 3.74%, 8/15/33 (b)(c)(d)	346
400,000	Palmer Square European Loan Funding DAC 2024-3X, (3 mo. EURIBOR + 1.850%), 3.89%, 5/15/34 (a)(b)(d)	462
250,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 4/25/28 (a)(b)(d)	305
275,000	Permanent TSB Group Holdings PLC, (5 yr. Euro Swap + 10.546%), 13.25% (a)(b)(d)(f)	375
420,000	Sona Fios CLO I DAC 1A 144A, (3 mo. EURIBOR + 2.500%), 7.91%, 7/15/36 (b)(c) (d)	484
500,000	Texas Debt Capital Euro CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.550%), 4.57%, 7/16/38 (b)(c)(d)	578

		5,260

Ireland (GBP) (0%)
375,000	Flutter Treasury DAC, 6.13%, 6/04/31 (a)(b)	498
200,000	UK Logistics DAC 2024-1A 144A, (Sterling Overnight Index Average + 1.650%), 5.64%, 5/17/34 (b)(c)(d)	263

		761

Ireland (USD) (0%)
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	369

Italy (EUR) (3%)
250,000	Bubbles Bidco SpA 144A, 6.50%, 9/30/31 (b) (c)	298
300,000	doValue SpA 144A, 5.38%, 11/15/31 (b)(c)	346
325,000	Gruppo San Donato SpA 144A, 6.50%, 10/31/31 (b)(c)	385
1,960,000	Italy Buoni Poliennali Del Tesoro Series 10Y 144A, 0.60%, 8/01/31 (a)(b)(c)	2,004
300,000	Italy Buoni Poliennali Del Tesoro Series 10Y, 2.50%, 12/01/32 (a)(b)	336

Principal or Shares	Security Description	Value (000)
600,000	Italy Buoni Poliennali Del Tesoro Series 15Y 144A, 3.85%, 10/01/40 (a)(b)(c)	$696
250,000	Italy Buoni Poliennali Del Tesoro Series 30Y 144A, 4.30%, 10/01/54 (a)(b)(c)	291

		4,356

Italy (USD) (1%)
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (c)(d)	781

Ivory Coast (EUR) (0%)
450,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 (a)(b)	502

Japan (JPY) (6%)
230,000,000	Japan Government Five Year Bond Series 178, 1.00%, 3/20/30 (b)	1,482
525,000,000	Japan Government Ten Year Bond Series 376, 0.90%, 9/20/34 (b)	3,218
265,000,000	Japan Government Thirty Year Bond Series 58, 0.80%, 3/20/48 (b)	1,160
213,200,000	Japan Government Thirty Year Bond Series 49, 1.40%, 12/20/45 (b)	1,122
180,000,000	Japan Government Thirty Year Bond Series 31, 2.20%, 9/20/39 (b)	1,181
10,000,000	Japan Government Thirty Year Bond Series 30, 2.30%, 3/20/39 (b)	67
145,000,000	Japan Government Thirty Year Bond Series 85, 2.30%, 12/20/54 (b)	800

		9,030

Jersey (EUR) (0%)
450,000	Heathrow Funding Ltd., 1.13%, 10/08/30 (a) (b)	476

Jersey (GBP) (0%)
200,000	Waga Bondco Ltd. 144A, 8.50%, 6/15/30 (b)(c)	240

Jersey (USD) (1%)
600,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.99%, 10/15/37 (c)(d)	600
350,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 5.48%, 7/20/36 (c)(d)	350

		950

Kenya (USD) (0%)
200,000	Republic of Kenya Government International Bond 144A, 7.88%, 10/09/33 (c)	196

Luxembourg (EUR) (0%)
420,000	Harvest CLO XVI DAC 16A 144A, (3 mo. EURIBOR + 1.300%), 3.31%, 10/15/31 (b) (c)(d)	483
375,000	P3 Group Sarl, 4.00%, 4/19/32 (a)(b)	443

		926

Luxembourg (USD) (1%)
300,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (c)	316
285,000	OHI Group SA 144A, 13.00%, 7/22/29 (c)	295
300,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (c)	323

		934

Malaysia (MYR) (1%)
1,700,000	Malaysia Government Bond Series 0307, 3.50%, 5/31/27 (b)	409

85 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,300,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 (b)	$342

		751

Mexico (MXN) (1%)
11,660,000	Mexican Bonos Series M, 5.75%, 3/05/26 (b)	624
7,760,000	Mexican Bonos Series M, 8.50%, 5/31/29 (b)	425

		1,049

Mexico (USD) (1%)
250,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, 5.25%, 9/10/29 (c)	258
198,101	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (c)	210
450,000	Petroleos Mexicanos, 6.70%, 2/16/32	450

		918

Morocco (USD) (0%)
250,000	OCP SA 144A, 6.10%, 4/30/30 (c)	262

Netherlands (EUR) (3%)
300,000	ABN AMRO Bank NV, (5 yr. Euro Swap + 4.239%), 6.88% (a)(b)(d)(f)	381
450,000	Enel Finance International NV, 3.88%, 3/09/29 (a)(b)	539
500,000	JAB Holdings BV, 5.00%, 6/12/33 (a)(b)	627
530,000	Netherlands Government Bond 144A, 4.00%, 1/15/37 (a)(b)(c)	676
525,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 (a)(b)	582

		2,805

Netherlands (USD) (0%)
400,000	Petrobras Global Finance BV, 6.25%, 1/10/36	395

New Zealand (USD) (0%)
550,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (c)(d)	557

Norway (USD) (0%)
350,000	Var Energi ASA 144A, 7.50%, 1/15/28 (c)	371

Paraguay (USD) (0%)
172,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (c)	173

Peru (PEN) (1%)
7,100,000	Peru Government Bond, 5.35%, 8/12/40 (b)	1,866

Peru (USD) (0%)
250,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (c)	261

Poland (PLN) (0%)
410,000	Republic of Poland Government Bond Series 1029, 2.75%, 10/25/29 (b)	104

Poland (USD) (0%)
450,000	ORLEN SA 144A, 6.00%, 1/30/35 (c)	476

Portugal (EUR) (0%)
300,000	Portugal Obrigacoes do Tesouro OT Series 10Y 144A, 3.00%, 6/15/35 (a)(b)(c)	346

Romania (EUR) (0%)
150,000	Romanian Government International Bond 144A, 6.63%, 9/27/29 (b)(c)	190

Romania (USD) (0%)
300,000	Romanian Government International Bond 144A, 5.75%, 9/16/30 (c)	307

Principal or Shares	Security Description	Value (000)
Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27 (b)	$221

South Africa (USD) (0%)
200,000	Republic of South Africa Government International Bond Series 10Y, 4.85%, 9/30/29	200
250,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	259

		459

Spain (EUR) (2%)
500,000	Banco de Sabadell SA, (1Year Euribor Swap Rate + 2.400%), 5.25%, 2/07/29 (a)(b)(d)	609
200,000	CaixaBank SA, (5 yr. Euro Swap + 3.857%), 3.63% (a)(b)(d)(f)	223
500,000	CaixaBank SA, (3 mo. EURIBOR + 1.650%), 5.00%, 7/19/29 (a)(b)(d)	612
50,000	Spain Government Bond 144A, 1.25%, 10/31/30 (a)(b)(c)	54
960,000	Spain Government Bond 144A, 2.90%, 10/31/46 (a)(b)(c)	972

		2,470

Spain (USD) (1%)
600,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (d)	587

Sri Lanka (USD) (0%)
36,256	Sri Lanka Government International Bond 144A, 3.10%, 1/15/30 (c)	34
71,116	Sri Lanka Government International Bond 144A, 3.35%, 3/15/33 (c)	62
48,020	Sri Lanka Government International Bond 144A, 3.60%, 6/15/35 (c)	37
33,327	Sri Lanka Government International Bond 144A, 3.60%, 5/15/36 (c)	31
66,682	Sri Lanka Government International Bond 144A, 3.60%, 2/15/38 (c)	62
37,824	Sri Lanka Government International Bond 144A, 4.00%, 4/15/28 (c)	36

		262

Supranational (USD) (0%)
475,000	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (a)	443

Sweden (SEK) (0%)
2,900,000	Sweden Government Bond Series 1059, 1.00%, 11/12/26 (a)(b)	303

Switzerland (CHF) (1%)
1,050,000	Swiss Confederation Government Bond, 0.50%, 5/27/30 (a)(b)	1,337

Switzerland (USD) (0%)
450,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.179%), 7.13% (c) (d)(f)	458

Thailand (THB) (0%)
16,300,000	Thailand Government Bond, 1.59%, 12/17/35 (b)	498

Turkey (USD) (0%)
300,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (c)	309

Annual Financial Statements and Other Information 86

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
United Arab Emirates (EUR) (0%)
300,000	Finance Department Government of Sharjah 144A, 4.63%, 1/17/31 (b)(c)	$356

United Kingdom (EUR) (0%)
200,000	Amber Finco PLC 144A, 6.63%, 7/15/29 (b)(c)	243

United Kingdom (GBP) (4%)
300,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 (b)(c)	419
250,000	Edge Finco PLC 144A, 8.13%, 8/15/31 (b)(c)	348
300,000	Galaxy Bidco Ltd. 144A, 8.13%, 12/19/29 (b) (c)	412
325,000	Kier Group PLC, 9.00%, 2/15/29 (a)(b)	451
350,000	Motability Operations Group PLC, 2.38%, 3/14/32 (a)(b)	398
200,000	NatWest Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 3.294%), 7.50% (b)(d)(f)	272
100,000	United Kingdom Gilt, 0.38%, 10/22/30 (a)(b)	112
1,500,000	United Kingdom Gilt, 3.75%, 7/22/52 (a)(b)	1,570
400,000	United Kingdom Gilt, 4.25%, 9/07/39 (a)(b)	498

		4,480

United Kingdom (USD) (0%)
200,000	Azule Energy Finance PLC 144A, 8.13%, 1/23/30 (c)	201

United States (EUR) (4%)
450,000	Avery Dennison Corp., 4.00%, 9/11/35 (b)	529
750,000	Bank of America Corp., (3 mo. EURIBOR + 0.910%), 1.38%, 5/09/30 (a)(b)(d)	826
150,000	Beach Acquisition Bidco LLC 144A, 5.25%, 7/15/32 (b)(c)	178
450,000	Boots Group Finco LP 144A, 5.38%, 8/31/32 (b)(c)	539
950,000	Citigroup Inc., (3 mo. EURIBOR + 1.611%), 4.30%, 7/23/36 (b)(d)	1,124
450,000	Duke Energy Corp., 3.75%, 4/01/31 (b)	532
400,000	Equinix Europe 2 Financing Corp. LLC, 3.25%, 5/19/29 (b)	466
400,000	Ford Motor Credit Co. LLC, 4.45%, 9/16/32 (b)	468
450,000	General Mills Inc., 3.60%, 4/17/32 (b)	527
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.833%), 1.10%, 4/29/33 (b)(d)	709
550,000	Prologis Euro Finance LLC, 4.00%, 5/05/34 (b)	654

		6,552

United States (USD) (38%)
400,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (d)(f)	392
410,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (d)	433
390,000	American National Group Inc., 5.00%, 6/15/27	392
420,000	American Tower Corp., 5.50%, 3/15/28	432
850,000	American Tower Trust 144A, 5.49%, 3/15/28 (c)	866
246,350	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (c)	238
400,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (d)	399
575,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	567
425,000	Boeing Co., 2.20%, 2/04/26	423

Principal or Shares	Security Description	Value (000)
600,000	Boeing Co., 6.53%, 5/01/34	$664
350,000	Brandywine Operating Partnership LP, 6.13%, 1/15/31	352
260,417	BRAVO Residential Funding Trust 2024- NQM7 144A, 5.55%, 10/27/64 (c)	262
350,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (c)	374
445,672	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 5.47%, 4/15/41 (c)(d)	446
2,201,560	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (g)	60
263,910	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (c)	246
220,000	Centene Corp., 4.25%, 12/15/27	217
567,603	Colt Mortgage Loan Trust 2025-1 144A, 5.70%, 1/25/70 (c)	573
268,451	Connecticut Avenue Securities Trust 2024- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.18%, 5/25/44 (c)(d)	269
131,187	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.28%, 2/25/44 (c)(d)	131
199,672	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 5.33%, 3/25/44 (c)(d)	200
250,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (c)	251
222,045	Cross Mortgage Trust 2024-H8 144A, 5.55%, 12/25/69 (c)(g)	223
165,424	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (c)(g)	167
500,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (c)	493
550,000	Energy Transfer LP, 5.75%, 2/15/33	576
435,000	Evergy Inc., 2.90%, 9/15/29	414
197,370	Fannie Mae Connecticut Avenue Securities 2016-C07, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.614%), 13.80%, 5/25/29 (d)	212
489,979	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.55%, 1/25/29 (d)	519
492,331	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 15.05%, 1/25/29 (d)	522
326,538	Fannie Mae-Aces 2018-M13, 3.75%, 9/25/30 (g)	323
592,993	FN BM2007 30YR, 4.00%, 9/01/48	574
545,055	FN BP6626 30YR, 2.00%, 8/01/50	447
635,569	FN CB2759 30YR, 3.00%, 2/01/52	565
423,979	FN CB3258 30YR, 3.50%, 4/01/52	394
568,548	FN CB4127 30YR, 4.50%, 7/01/52	557
446,654	FN CB5106 30YR, 5.00%, 11/01/52	450
666,964	FN CB5113 30YR, 5.50%, 11/01/52	678
692,344	FN CB6689 30YR, 5.50%, 7/01/53	702
419,319	FN CB7991 30YR, 5.50%, 2/01/54	425
626,521	FN CB8021 30YR, 6.50%, 2/01/54	658
805,831	FN CB9019 30YR, 6.00%, 8/01/54	826

87 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
757,122	FN FM3162 30YR, 3.00%, 11/01/46	$702
1,222,061	FN FM7194 30YR, 2.50%, 3/01/51	1,054
938,114	FN FM9195 30YR, 2.50%, 10/01/51	806
557,707	FN FS0007 30YR, 3.00%, 8/01/50	498
570,209	FN FS3111 30YR, 5.00%, 9/01/52	574
585,052	FN FS6939 30YR, 3.50%, 8/01/48	556
307,445	FN MA4413 30YR, 2.00%, 9/01/51	251
1,055,802	FR RA3728 30YR, 2.00%, 10/01/50	868
316,538	FR RA7778 30YR, 4.50%, 8/01/52	310
393,450	FR RA7790 30YR, 5.00%, 8/01/52	394
475,027	FR SB8509 15YR, 2.00%, 1/01/36	439
468,108	FR SD0729 30YR, 2.00%, 10/01/51	384
839,468	FR SD1035 30YR, 4.00%, 5/01/52	797
627,112	FR SD5641 30YR, 5.50%, 6/01/53	641
926,087	FR ZA4718 30YR, 3.00%, 10/01/46	845
681,739	FR ZT0534 30YR, 3.50%, 12/01/47	644
800,000	Freddie Mac STACR REMIC Trust 2021- DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 7.58%, 10/25/41 (c)(d)	817
343,634	G2 MA3663 30YR, 3.50%, 5/20/46	321
384,488	G2 MA4195 30YR, 3.00%, 1/20/47	351
599,273	G2 MA5265 30YR, 4.50%, 6/20/48	597
921,942	G2 MA6930 30YR, 2.00%, 10/20/50	768
830,966	G2 MA7472 30YR, 2.50%, 7/20/51	720
213,127	G2 MA7766 30YR, 2.00%, 12/20/51	177
575,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	550
450,000	HCA Inc., 4.13%, 6/15/29	447
500,000	HPS Corporate Lending Fund 144A, 4.90%, 9/11/28 (c)	496
425,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (c)	404
685,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	663
350,000	ITC Holdings Corp. 144A, 2.95%, 5/14/30 (c)329
250,000	Kodiak Gas Services LLC 144A, 6.50%, 10/01/33 (c)	256
400,000	Meta Platforms Inc., 4.88%, 11/15/35	402
210,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (c)	203
470,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (c)	637
227,407	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (c)	227
356,633	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (c)	357
239,850	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (c)	241
197,743	OBX Trust 2024-NQM18 144A, 5.41%, 10/25/64 (c)(g)	199
368,563	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (c)	370
226,440	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (c)	228
434,733	OBX Trust 2025-NQM1 144A, 5.55%, 12/25/64 (c)(g)	438
204,139	OBX Trust 2024-NQM17 144A, 5.61%, 11/25/64 (c)(g)	206
600,000	Oracle Corp., 4.20%, 9/27/29	595
200,000	PennyMac Financial Services Inc. 144A, 6.88%, 5/15/32 (c)	209
430,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (c)	443

Principal or Shares	Security Description	Value (000)
600,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	$535
282,750	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (c)	271
741,904	RCKT Mortgage Trust 2025-CES9 144A, 4.80%, 9/25/55 (c)	740
486,728	RCKT Mortgage Trust 2025-CES8 144A, 5.15%, 8/25/55 (c)(g)	489
432,891	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (c)	436
188,059	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (c)	190
325,865	RCKT Mortgage Trust 2025-CES5 144A, 5.69%, 5/25/55 (c)	330
450,000	Repsol E&P Capital Markets U.S. LLC 144A, 5.20%, 9/16/30 (c)	452
307,573	Santander Drive Auto Receivables Trust 2024- S1 144A, 6.53%, 3/16/29 (c)	308
400,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	402
475,000	Stellantis Finance U.S. Inc. 144A, 2.69%, 9/15/31 (c)	413
496,250	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (c)	509
250,000	Sunoco LP 144A, 6.25%, 7/01/33 (c)	256
500,000	Taco Bell Funding LLC 2025-1A 144A, 4.82%, 8/25/55 (c)	499
1,200,000	U.S. Treasury Bill, 3.78%, 3/26/26 (h)	1,182
2,110,000	U.S. Treasury Bond, 2.25%, 8/15/46 (i)(j)	1,425
40,000	U.S. Treasury Bond, 4.25%, 8/15/54	37
2,100,000	U.S. Treasury Note, 4.13%, 3/31/32	2,133
4,660,000	U.S. Treasury Note, 4.25%, 5/15/35	4,724
250,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (c)	259
350,000	Venture Global Plaquemines LNG LLC 144A, 6.50%, 1/15/34 (c)	367
205,969	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (c)(g)	207
303,811	Verus Securitization Trust 2024-9 144A, 5.44%, 11/25/69 (c)(g)	306
662,550	Verus Securitization Trust 2025-1 144A, 5.62%, 1/25/70 (c)(g)	668
420,000	Vistra Operations Co. LLC 144A, 6.00%, 4/15/34 (c)	441
300,000	Western Midstream Operating LP, 6.15%, 4/01/33	316
430,000	Williams Cos. Inc., 4.80%, 11/15/29	438

		57,659

Uzbekistan (EUR) (0%)
350,000	Republic of Uzbekistan International Bond 144A, 5.10%, 2/25/29 (b)(c)	420

Virgin Islands (British) (USD) (0%)
450,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (a)	441

Total Bond (Cost - $142,971)		138,289

Bank Loan(k) (0%)
43,198	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.10%, 8/02/27	43

Annual Financial Statements and Other Information 88

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
300,000	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.19%, 10/09/30 (Cost - $297)	$299

Total Bank Loan (Cost - $340)		342

Investment Company (6%)
4,023,586	Payden Cash Reserves Money Market Fund *	4,024
146,720	Payden Emerging Market Corporate Bond Fund, SI Class *	1,298
247,925	Payden Emerging Markets Local Bond Fund, SI Class *	2,415
146,702	Payden Floating Rate Fund, SI Class *	1,412

Total Investment Company (Cost - $9,068)		9,149

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $41)		41

Total Investments (Cost - $152,420) (98%)		147,821
Other Assets, net of Liabilities (2%)		3,653

Net Assets (100%)		$151,474

* Affiliated investment.

(a)   Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b) Principal in foreign currency.

(c)   Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d) Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.

(e)   All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $143 and the total market value of the collateral held by the Fund is $146. Amounts in 000s.

(f) Perpetual security with no stated maturity date.

(g)   Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h) Yield to maturity at time of purchase.
(i) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(j) All or a portion of the security is pledged to cover futures contract margin requirements.
(k) Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit:Markit CDX,
North America High Yield Series 45 Index), Pay 5.00%
Quarterly, Receive upon credit default	Citibank, N.A.	$3,600	01/21/2026	$41	Put

89 Payden Mutual Funds

Open Forward Currency Contracts to USD

				Unrealized
Currency	Currency			Appreciation
Purchased	Sold		Settlement	(Depreciation)
(000s)	(000s)	Counterparty	Date	(000s)
Assets:
AUD 1,730	USD 1,126	HSBC Bank USA, N.A.	11/20/2025	$6
BRL 301	USD 54	HSBC Bank USA, N.A.	11/19/2025	2
JPY 1,381,400	USD 8,968	BNP PARIBAS	11/06/2025	1
USD 2,656	IDR 43,346,000	Barclays Bank PLC	11/20/2025	50
USD 596	THB 19,210	Barclays Bank PLC	11/20/2025	—
USD 34,899	EUR 29,639	BNP PARIBAS	11/06/2025	724
USD 9,388	JPY 1,381,400	BNP PARIBAS	11/06/2025	419
USD 1,135	CHF 902	BNP PARIBAS	11/20/2025	11
USD 128	CZK 2,670	BNP PARIBAS	11/20/2025	1
USD 1,121	GBP 830	BNP PARIBAS	11/20/2025	30
USD 132	PLN 483	BNP PARIBAS	11/20/2025	2
USD 33,755	EUR 29,197	BNP PARIBAS	12/04/2025	36
USD 6,269	GBP 4,656	HSBC Bank USA, N.A.	11/06/2025	153
USD 1,132	GBP 842	HSBC Bank USA, N.A.	11/20/2025	26
USD 1,121	JPY 167,600	HSBC Bank USA, N.A.	11/20/2025	31
USD 1,153	NOK 11,300	HSBC Bank USA, N.A.	11/20/2025	38
USD 6,245	GBP 4,753	HSBC Bank USA, N.A.	12/04/2025	1
USD 1,415	CHF 1,108	Morgan Stanley	01/28/2026	24
USD 156	DKK 995	Morgan Stanley	01/28/2026	2
USD 331	SEK 3,106	Morgan Stanley	01/28/2026	3
USD 272	SGD 347	Wells Fargo Securities LLC	11/20/2025	5

				1,565

Liabilities:
AUD 1,716	USD 1,132	BNP PARIBAS	11/20/2025	(9)
EUR 29,639	USD 34,228	BNP PARIBAS	11/06/2025	(53)
EUR 2,875	USD 3,375	HSBC Bank USA, N.A.	11/20/2025	(58)
GBP 4,656	USD 6,117	HSBC Bank USA, N.A.	11/06/2025	(1)
GBP 1,672	USD 2,264	HSBC Bank USA, N.A.	11/20/2025	(67)
JPY 332,500	USD 2,267	HSBC Bank USA, N.A.	11/20/2025	(105)
NOK 11,300	USD 1,122	HSBC Bank USA, N.A.	11/20/2025	(7)
USD 735	COP 3,000,000	Barclays Bank PLC	11/19/2025	(41)
USD 947	MYR 3,978	Barclays Bank PLC	11/20/2025	(3)
USD 1,349	PEN 4,765	BNP PARIBAS	11/20/2025	(66)
USD 9,004	JPY 1,383,100	BNP PARIBAS	12/04/2025	(2)
USD 1,183	MXN 22,160	Morgan Stanley	11/20/2025	(7)
USD 1,169	AUD 1,799	Morgan Stanley	01/28/2026	(9)
USD 3,098	CAD 4,328	Morgan Stanley	01/28/2026	(1)

				(429)

Net Unrealized Appreciation (Depreciation)				$1,136

Open Futures Contracts

					Unrealized
			Notional	Current	Appreciation
	Number of	Expiration	Amount	Value	(Depreciation)
Contract Type	Contracts	Date	(000s)	(000s)	(000s)
Long Contracts:
Euro-Bobl Future	1	Dec-25	$136	$1	$1
EURO-BUXL 30Y BND DEC25	9	Dec-25	1,205	41	41
Euro-Schatz Future	180	Dec-25	22,217	6	6
Long Gilt Future	5	Dec-25	615	20	20
U.S. Long Bond Future	26	Dec-25	3,050	77	77
U.S. Treasury 2-Year Note Future	63	Dec-25	13,119	(44)	(44)
U.S. Treasury 5-Year Note Future	141	Dec-25	15,399	2	2

Annual Financial Statements and Other Information 90

Payden Global Fixed Income Fund continued

Open Futures Contracts

					Unrealized
			Notional	Current	Appreciation
	Number of	Expiration	Amount	Value	(Depreciation)
Contract Type	Contracts	Date	(000s)	(000s)	(000s)
U.S. Ultra Bond Future	24	Dec-25	$2,911	$(1)	$(1)

					102

Short Contracts:
Euro-Bund Future	23	Dec-25	(3,430)	(9)	(9)
U.S. 10-Year Ultra Future	54	Dec-25	(6,236)	(75)	(75)
U.S. Treasury 10-Year Note Future	30	Dec-25	(3,380)	(13)	(13)

					(97)

Total Futures					$5

Open Centrally Cleared Interest Rate Swap Contracts

				Upfront	Unrealized
		Notional		payments/	Appreciation/
		Amount	Value	receipts	(Depreciation)
Description	Maturity Date	(000s)	(000s)	(000s)	(000s)
10-Year Interest Rate Swap, Receive Fixed 2.010% Quarterly, Pay Variable 1.630% (CNRR007) Quarterly	06/03/2029	CNY 10,000	$25	$—	$25
10-Year Interest Rate Swap, Receive Fixed 2.698% Quarterly, Pay Variable 2.540% (3M KWCDC) Quarterly	10/15/2035	KRW 712,000	(10)	—	(10)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly, Pay Variable 2.550% (3M KWCDC) Quarterly	10/07/2029	KRW 1,584,200	(70)	—	(70)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly, Pay Variable 1.492% (CNRR007) Quarterly	10/16/2029	CNY 13,200	15	—	15
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly, Pay Variable 2.570% (3M KWCDC) Quarterly	09/23/2031	KRW 2,288,000	(91)	—	(91)
2-Year Interest Rate Swap, Receive Fixed 9.150% 28 days, Pay Variable 7.610% (MXIBTIIE) 28 days	11/19/2026	MXN 102,340	123	—	123
5-Year Interest Rate Swap, Receive Fixed 1.618% Quarterly, Pay Variable 1.528% (CNRR007) Quarterly	03/21/2030	CNY 4,500	2	—	2
5-Year Interest Rate Swap, Receive Fixed 2.481% Quarterly, Pay Variable 1.650% (CNRR007) Quarterly	09/22/2026	CNY 33,000	43	—	43
5-Year Interest Rate Swap, Receive Fixed 1.593% Quarterly, Pay Variable 1.506% (CNRR007) Quarterly	10/15/2030	CNY 8,940	2	—	2
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly, Pay Variable 1.570% (CNRR007) Quarterly	04/25/2029	CNY 5,350	13	—	13
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly, Pay Variable 1.630% (CNRR007) Quarterly	02/02/2029	CNY 13,100	38	—	38
5-Year Interest Rate Swap, Receive Fixed 2.378% Quarterly, Pay Variable 1.630% (CNRR007) Quarterly	07/24/2028	CNY 40,100	131	—	131
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly, Pay Variable 1.570% (CNRR007) Quarterly	01/08/2026	CNY 38,600	15	—	15
5-Year Interest Rate Swap, Receive Fixed 2.823% Quarterly, Pay Variable 1.600% (CNRR007) Quarterly	02/15/2028	CNY 35,900	163	—	163

			$399	$—	$399

Open OTC Interest Rate Swap Contracts

				Upfront
		Notional		payments/	Unrealized
		Amount	Value	receipts	Depreciation
Description	Maturity Date	(000s)	(000s)	(000s)	(000s)
5-Year Interest Rate Swap, Receive Fixed 1.452% Quarterly, Pay Variable 1.500% (CNRR007) Quarterly	07/07/2030	CNY 17,970	$(11)	$—	$(11)
5-Year Interest Rate Swap, Receive Fixed 1.520% Quarterly, Pay Variable 1.650% (CNRR007) Quarterly	01/27/2030	CNY 20,170	(2)	—	(2)

			$(13)	$—	$(13)

91 Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$143
Non-cash Collateral[2]	(143)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information 92

Payden Emerging Markets Bond Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Bond (96%)
Albania (EUR) (0%)
520,000	Albania Government International Bond 144A, 3.50%, 11/23/31 EUR (a)(b)	$600
2,790,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (a)(b)	3,314

		3,914

Angola (USD) (1%)
4,595,000	Angolan Government International Bond 144A, 8.75%, 4/14/32 (b)	4,319
5,850,000	Angolan Government International Bond 144A, 9.13%, 11/26/49 (b)	4,920
1,575,000	Angolan Government International Bond 144A, 9.24%, 1/15/31 (b)	1,540
2,730,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (b)	2,732

		13,511

Argentina (USD) (3%)
7,068,000	Argentine Republic Government International Bond, 0.75%, 7/09/30	5,796
1,375,196	Argentine Republic Government International Bond, 1.00%, 7/09/29	1,174
9,357,500	Argentine Republic Government International Bond, 3.50%, 7/09/41	6,101
25,910,476	Argentine Republic Government International Bond, 4.13%, 7/09/35	18,215
1,580,090	Argentine Republic Government International Bond, 5.00%, 1/09/38	1,163

		32,449

Bahamas (USD) (1%)
4,645,000	Bahamas Government International Bond 144A, 8.25%, 6/24/36 (b)	5,039
515,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (b) (c)	502

		5,541

Bermuda (USD) (0%)
1,840,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (b)	1,777

Brazil (BRL) (3%)
9,807,502	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (a)	1,586
107,300,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (a)	18,473
45,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (a)	7,367
28,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/33 BRL (a)	4,483

		31,909

Brazil (USD) (2%)
3,480,000	Brazilian Government International Bond, 6.00%, 10/20/33	3,567
8,255,000	Brazilian Government International Bond, 6.13%, 3/15/34	8,432
2,750,000	Brazilian Government International Bond, 8.25%, 1/20/34	3,229

		15,228

Principal or Shares	Security Description	Value (000)
Canada (USD) (0%)
1,709,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (b)	$1,779
1,720,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (b)	1,803

		3,582

Cayman Islands (USD) (2%)
3,052,213	Bioceanico Sovereign Certificate Ltd. 144A, 2.80%, 6/05/34 (b)(d)	2,511
2,415,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (b)	2,426
2,535,000	Gaci First Investment Co., 5.38%, 10/13/22 (e)	2,281
2,150,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (b)	2,197
2,614,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (b)	2,767
1,655,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (b)	1,743
2,560,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (b)	2,564

		16,489

Chile (USD) (1%)
4,095,429	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (b)	3,367
1,550,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (b)(f)(g)	1,668
2,365,000	Chile Government International Bond, 3.10%, 5/07/41	1,832
1,760,000	Corp. Nacional del Cobre de Chile 144A, 6.30%, 9/08/53 (b)	1,832
2,530,000	Corp. Nacional del Cobre de Chile 144A, 6.78%, 1/13/55 (b)	2,773

		11,472

Colombia (USD) (2%)
4,135,000	Colombia Government International Bond, 7.38%, 9/18/37	4,320
5,365,000	Colombia Government International Bond, 7.75%, 11/07/36	5,726
3,830,000	Colombia Government International Bond, 8.00%, 11/14/35	4,184
5,515,000	Colombia Government International Bond, 8.50%, 4/25/35	6,229

		20,459

Costa Rica (USD) (2%)
10,740,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (b)	11,637
4,400,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (b)	4,833
2,775,000	Costa Rica Government International Bond 144A, 7.30%, 11/13/54 (b)	3,110

		19,580

Dominican Republic (USD) (3%)
1,900,000	Dominican Republic International Bond 144A, 4.50%, 1/30/30 (b)	1,862
4,780,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (b)	4,591
3,555,000	Dominican Republic International Bond 144A, 5.88%, 10/28/35 (b)	3,552
3,340,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (b)	3,445

93 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,780,000	Dominican Republic International Bond 144A, 6.00%, 2/22/33 (b)	$2,844
1,580,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (b)	1,671
7,445,000	Dominican Republic International Bond 144A, 6.95%, 3/15/37 (b)	7,952

		25,917

Ecuador (USD) (3%)
3,042,050	Ecuador Government International Bond 144A, 5.00%, 7/31/40 (b)	2,080
11,771,320	Ecuador Government International Bond 144A, 6.90%, 7/31/30 (b)	10,768
9,257,819	Ecuador Government International Bond 144A, 6.90%, 7/31/35 (b)	7,117
5,160,000	Ecuador Government International Bond 144A, 13.07%, 7/31/30 (b)(d)	4,044

		24,009

Egypt (EUR) (1%)
7,740,000	Egypt Government International Bond 144A, 6.38%, 4/11/31 EUR (a)(b)	8,853

Egypt (USD) (1%)
3,060,000	Egypt Government International Bond 144A, 5.88%, 2/16/31 (b)	2,948
2,865,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (b)	2,929
1,975,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (b)	1,720
4,290,000	Egypt Government International Bond 144A, 8.75%, 9/30/51 (b)	3,998

		11,595

El Salvador (USD) (1%)
2,720,000	El Salvador Government International Bond 144A, 0.25%, 4/17/30 (b)	74
1,165,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (b)	1,156
2,755,000	El Salvador Government International Bond 144A, 9.25%, 4/17/30 (b)	3,006
2,845,000	El Salvador Government International Bond 144A, 9.50%, 7/15/52 (b)	3,149

		7,385

Gabon (USD) (0%)
2,688,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (b)	2,109

Ghana (USD) (2%)
352,958	Ghana Government International Bond 144A, 4.72%, 7/03/26 (b)(d)	343
625,755	Ghana Government International Bond 144A, 4.96%, 1/03/30 (b)(d)	544
111,320	Ghana Government International Bond, 5.00%, 7/03/29 (e)	109
4,368,494	Ghana Government International Bond 144A, 5.00%, 7/03/29 (b)	4,265
160,080	Ghana Government International Bond, 5.00%, 7/03/35 (e)	138
12,917,542	Ghana Government International Bond 144A, 5.00%, 7/03/35 (b)	11,165
20,851	Ghana Government International Bond, 5.05%, 1/03/30 (d)(e)	18

Principal or Shares	Security Description	Value (000)
7,360	Ghana Government International Bond, 5.19%, 7/03/26 (d)(e)	$7

		16,589

Guatemala (USD) (1%)
3,535,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (b)	3,591
8,680,000	Guatemala Government Bond 144A, 6.60%, 6/13/36 (b)	9,374

		12,965

Hungary (HUF) (1%)
4,100,690,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 HUF (a)	12,338

Hungary (USD) (3%)
2,600,000	Hungary Government International Bond 144A, 2.13%, 9/22/31 (b)	2,248
4,650,000	Hungary Government International Bond 144A, 3.13%, 9/21/51 (b)	3,039
6,135,000	Hungary Government International Bond 144A, 5.25%, 6/16/29 (b)	6,278
8,030,000	Hungary Government International Bond 144A, 5.50%, 6/16/34 (b)	8,209
2,155,000	Hungary Government International Bond 144A, 6.00%, 9/26/35 (b)	2,268
2,170,000	Hungary Government International Bond 144A, 6.25%, 9/22/32 (b)	2,342
4,174,000	Hungary Government International Bond Series 30Y, 7.63%, 3/29/41	5,033

		29,417

India (USD) (1%)
1,675,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (b)	1,715
1,531,400	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/ UBEPL 144A, 7.80%, 7/31/31 (b)	1,553
1,655,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (b)	1,696

		4,964

Indonesia (IDR) (1%)
67,377,000,000	Indonesia Treasury Bond Series 100, 6.63%, 2/15/34 IDR (a)	4,201
43,321,000,000	Indonesia Treasury Bond Series 103, 6.75%, 7/15/35 IDR (a)	2,737
58,833,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 IDR (a)	4,106

		11,044

Indonesia (USD) (1%)
3,030,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (b)	2,946
8,235,000	Indonesia Government International Bond, 4.45%, 4/15/70	6,871
4,510,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.65%, 11/25/54 (b)	4,629
1,771,754	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (b)	1,820

		16,266

Ivory Coast (EUR) (0%)
579,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (a)(b)	646
1,950,000	Ivory Coast Government International Bond 144A, 5.88%, 10/17/31 EUR (a)(b)	2,275

		2,921

Annual Financial Statements and Other Information 94

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Ivory Coast (USD) (1%)
3,535,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (b)(c)	$3,447
1,713,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (b)	1,740
3,015,000	Ivory Coast Government International Bond 144A, 8.08%, 4/01/36 (b)	3,187
1,740,000	Ivory Coast Government International Bond 144A, 8.25%, 1/30/37 (b)	1,853

		10,227

Jordan (USD) (0%)
1,800,000	Jordan Government International Bond 144A, 6.13%, 1/29/26 (b)	1,802
1,320,000	Jordan Government International Bond 144A, 7.75%, 1/15/28 (b)	1,388

		3,190

Kazakhstan (USD) (1%)
3,340,000	Kazakhstan Government International Bond 144A, 5.00%, 7/01/32 (b)	3,402
3,470,000	Kazakhstan Government International Bond 144A, 5.50%, 7/01/37 (b)	3,556

		6,958

Kenya (USD) (1%)
2,755,000	Republic of Kenya Government International Bond 144A, 7.88%, 10/09/33 (b)	2,702
1,660,000	Republic of Kenya Government International Bond 144A, 8.80%, 10/09/38 (b)	1,625
1,760,000	Republic of Kenya Government International Bond 144A, 9.75%, 2/16/31 (b)	1,897

		6,224

Lebanon (USD) (1%)
4,065,000	Lebanon Government International Bond Series 10Y, 6.00%, 1/22/26 (e)(h)	935
4,045,000	Lebanon Government International Bond, 6.20%, 2/26/25 (e)(h)	928
3,365,000	Lebanon Government International Bond, 6.60%, 11/27/26 (e)(h)	771
1,096,000	Lebanon Government International Bond, 6.65%, 2/26/30 (e)(h)	252
2,290,000	Lebanon Government International Bond Series 15Y, 6.75%, 11/29/27 (e)(h)	529
1,210,000	Lebanon Government International Bond, 6.85%, 5/25/29 (e)(h)	279
4,140,000	Lebanon Government International Bond Series 15YR, 7.00%, 3/23/32 (e)(h)	962

		4,656

Luxembourg (USD) (1%)
3,835,000	EIG Pearl Holdings Sarl 144A, 4.39%, 11/30/46 (b)	3,218
1,700,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (b)	1,792
445,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (b)(c)	411
980,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (b)	1,073
1,690,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (b)	1,819
1,830,868	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (b)	1,800

		10,113

Principal or Shares	Security Description	Value (000)
Malaysia (USD) (1%)
1,605,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (b) $	1,433
4,930,000	Petronas Capital Ltd. 144A, 5.34%, 4/03/35 (b)	5,150

		6,583

Mexico (MXN) (3%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (a)	887
285,120,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (a)(c)	13,249
75,790,000	Mexican Bonos Series M, 10.00%, 11/20/36 MXN (a)	4,415
152,685,700	Mexican Udibonos Series S, 2.75%, 11/27/31 MXN (a)	7,504

		26,055

Mexico (USD) (5%)
1,475,000	Banco Nacional de Comercio Exterior SNC 144A, 5.88%, 5/07/30 (b)	1,534
2,785,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.650%), 5.13%, 1/18/33 (b)(c)(g)	2,757
3,155,887	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	3,212
1,629,385	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (b)	1,726
1,490,000	Mexico Government International Bond, 4.88%, 5/19/33	1,453
2,030,000	Mexico Government International Bond, 5.38%, 3/22/33	2,035
2,120,000	Mexico Government International Bond, 5.85%, 7/02/32	2,194
1,320,000	Mexico Government International Bond, 6.00%, 5/07/36	1,354
4,920,000	Mexico Government International Bond, 6.34%, 5/04/53	4,898
1,330,000	Mexico Government International Bond, 6.88%, 5/13/37	1,444
5,015,000	Petroleos Mexicanos, 5.95%, 1/28/31	4,909
5,425,000	Petroleos Mexicanos, 6.63%, 6/15/35	5,210
10,486,000	Petroleos Mexicanos, 6.70%, 2/16/32	10,484
860,000	Petroleos Mexicanos, 6.95%, 1/28/60	709
8,745,000	Petroleos Mexicanos, 7.69%, 1/23/50	7,938

		51,857

Montenegro (USD) (0%)
1,705,000	Montenegro Government International Bond 144A, 7.25%, 3/12/31 (b)	1,843

Morocco (EUR) (1%)
5,980,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(b)	7,143

Morocco (USD) (0%)
1,640,000	Morocco Government International Bond 144A, 6.50%, 9/08/33 (b)	1,798
965,000	OCP SA 144A, 6.10%, 4/30/30 (b)	1,011
1,700,000	OCP SA 144A, 6.70%, 3/01/36 (b)	1,834

		4,643

Netherlands (USD) (0%)
955,000	Yinson Bergenia Production BV 144A, 8.50%, 1/31/45 (b)	1,004

95 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
946,752	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (b)	$1,035

		2,039

Nigeria (USD) (2%)
1,945,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (b)	1,915
1,890,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (b)	1,911
7,830,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (b)	7,829
4,575,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (b)	4,324
2,190,000	Nigeria Government International Bond 144A, 8.38%, 3/24/29 (b)	2,282
4,045,000	Nigeria Government International Bond 144A, 10.38%, 12/09/34 (b)	4,562

		22,823

Oman (USD) (2%)
2,065,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (b)	2,093
8,280,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (b)	8,511
2,265,000	Oman Government International Bond 144A, 6.25%, 1/25/31 (b)	2,452
2,610,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (b)(c)	2,874
1,870,000	Oman Government International Bond 144A, 7.38%, 10/28/32 (b)	2,180

		18,110

Pakistan (USD) (1%)
5,295,000	Pakistan Government International Bond 144A, 7.38%, 4/08/31 (b)	5,243
2,665,000	Pakistan Government International Bond 144A, 8.88%, 4/08/51 (b)	2,547

		7,790

Panama (USD) (2%)
2,480,000	Panama Government International Bond, 4.30%, 4/29/53	1,899
2,845,000	Panama Government International Bond, 4.50%, 4/16/50	2,232
2,275,000	Panama Government International Bond, 6.40%, 2/14/35	2,396
6,180,000	Panama Government International Bond, 7.50%, 3/01/31	6,857
5,750,000	Panama Government International Bond, 8.00%, 3/01/38	6,701

		20,085

Paraguay (USD) (2%)
1,740,000	Paraguay Government International Bond 144A, 2.74%, 1/29/33 (b)(c)	1,545
2,255,000	Paraguay Government International Bond 144A, 5.60%, 3/13/48 (b)	2,169
2,765,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (b)	2,919
4,440,000	Paraguay Government International Bond 144A, 6.00%, 2/09/36 (b)	4,745
5,745,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (b)	5,989

		17,367

Principal or Shares	Security Description	Value (000)
Peru (PEN) (4%)
16,365,000	Peru Government Bond, 5.40%, 8/12/34 PEN (a)	$4,727
61,211,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (a)(b)(e)	19,204
10,895,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (a)(b)(e)	3,612
31,745,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(b)	9,830

		37,373

Peru (USD) (3%)
450,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.450%), 3.25%, 9/30/31 (b)(g)	444
3,270,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.961%), 5.65%, 1/15/37 (b)(g)	3,292
2,163,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (b)	2,255
5,785,000	Peruvian Government International Bond, 3.60%, 1/15/72	3,745
4,540,000	Peruvian Government International Bond, 5.88%, 8/08/54	4,611
5,390,000	Peruvian Government International Bond, 6.20%, 6/30/55	5,673
490,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (b)	525
1,635,000	Scotiabank Peru SAA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.309%), 6.10%, 10/01/35 (b)(c)(g)	1,701

		22,246

Philippines (USD) (1%)
4,565,000	Philippine Government International Bond, 3.70%, 3/01/41	3,901
2,045,000	Philippine Government International Bond, 5.50%, 1/17/48	2,102
4,245,000	Philippine Government International Bond, 5.90%, 2/04/50	4,544

		10,547

Poland (USD) (2%)
2,090,000	Bank Gospodarstwa Krajowego 144A, 5.38%, 5/22/33 (b)	2,186
5,450,000	Bank Gospodarstwa Krajowego 144A, 5.75%, 7/09/34 (b)	5,819
1,930,000	Republic of Poland Government International Bond Series 10Y, 5.38%, 2/12/35	2,022
2,900,000	Republic of Poland Government International Bond Series 30Y, 5.50%, 4/04/53	2,868
4,790,000	Republic of Poland Government International Bond Series 30Y, 5.50%, 3/18/54	4,739

		17,634

Qatar (USD) (1%)
1,790,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (b)	1,732
3,050,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (b)	3,061

		4,793

Romania (EUR) (0%)
2,726,000	Romanian Government International Bond 144A, 4.63%, 4/03/49 EUR (a)(b)	2,499

Annual Financial Statements and Other Information 96

Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,430,000	Romanian Government International Bond 144A, 5.63%, 2/22/36 EUR (a)(b)	$1,626

		4,125

Romania (USD) (2%)
2,700,000	Romanian Government International Bond 144A, 3.00%, 2/27/27 (b)	2,652
9,020,000	Romanian Government International Bond 144A, 5.75%, 3/24/35 (b)	8,844
2,320,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (b)	2,241
2,550,000	Romanian Government International Bond 144A, 7.50%, 2/10/37 (b)	2,801

		16,538

Saudi Arabia (USD) (3%)
4,775,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (b)(c)	4,382
2,135,000	Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (b)	2,148
3,550,000	Saudi Government International Bond 144A, 3.25%, 11/17/51 (b)	2,452
7,025,000	Saudi Government International Bond 144A, 3.45%, 2/02/61 (b)	4,717
5,655,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (b)	4,187
2,335,000	Saudi Government International Bond 144A, 5.25%, 1/16/50 (b)	2,282

		20,168

Senegal (USD) (0%)
2,045,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (b)	1,472
1,695,000	Senegal Government International Bond 144A, 6.75%, 3/13/48 (b)	1,093

		2,565

South Africa (USD) (3%)
905,000	Eskom Holdings 144A, 6.35%, 8/10/28 (b)	935
3,845,000	Eskom Holdings 144A, 8.45%, 8/10/28 (b)	4,127
3,120,000	Republic of South Africa Government International Bond Series 12Y, 4.30%, 10/12/28	3,100
2,700,000	Republic of South Africa Government International Bond Series 30Y, 5.65%, 9/27/47	2,290
4,780,000	Republic of South Africa Government International Bond Series 30Y, 5.75%, 9/30/49	4,053
4,450,000	Republic of South Africa Government International Bond Series 12Y, 5.88%, 6/22/30	4,611
1,905,000	Republic of South Africa Government International Bond 144A, 7.10%, 11/19/36 (b)	2,051
3,690,000	Republic of South Africa Government International Bond Series 30Y, 7.30%, 4/20/52	3,723

		24,890

South Africa (ZAR) (1%)
116,158,000	Republic of South Africa Government Bond Series R214, 6.50%, 2/28/41 ZAR (a)	4,977
126,790,000	Republic of South Africa Government Bond Series 2040, 9.00%, 1/31/40 ZAR (a)	6,880

		11,857

Spain (USD) (0%)
1,205,745	AI Candelaria -spain- SA 144A, 7.50%, 12/15/28 (b)	1,220

Principal or Shares	Security Description	Value (000)
Sri Lanka (USD) (2%)
5,550,840	Sri Lanka Government International Bond 144A, 3.10%, 1/15/30 (b)	$5,245
4,915,164	Sri Lanka Government International Bond 144A, 3.35%, 3/15/33 (b)	4,296
2,303,369	Sri Lanka Government International Bond 144A, 3.60%, 5/15/36 (b)	2,110
4,358,677	Sri Lanka Government International Bond 144A, 3.60%, 2/15/38 (b)	4,037
2,356,106	Sri Lanka Government International Bond 144A, 4.00%, 4/15/28 (b)	2,268

		17,956

Supranational (INR) (0%)
66,000,000	European Bank for Reconstruction & Development, 6.75%, 3/14/31 INR (a)	745

Supranational (USD) (0%)
485,000	Promigas SA ESP/Gases del Pacifico SAC 144A, 3.75%, 10/16/29 (b)	452

Turkey (TRY) (1%)
193,565,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (a)	3,277
87,970,000	Turkiye Government Bond Series 2Y, 36.00%, 8/12/26 TRY (a)	2,067

		5,344

Turkey (USD) (3%)
4,230,000	Hazine Mustesarligi Varlik Kiralama AS 144A, 8.51%, 1/14/29 (b)	4,651
1,655,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (b)	1,703
2,095,000	Turkiye Government International Bond Series 11Y, 4.25%, 4/14/26	2,101
5,305,000	Turkiye Government International Bond Series 10Y, 5.88%, 6/26/31	5,269
1,070,000	Turkiye Government International Bond Series 30Y, 6.00%, 1/14/41	955
3,375,000	Turkiye Government International Bond Series 7Y, 7.13%, 2/12/32	3,518
5,050,000	Turkiye Government International Bond, 7.25%, 5/29/32	5,296
2,755,000	Turkiye Government International Bond, 9.13%, 7/13/30	3,138
1,705,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (b)(f)(g)	1,794

		28,425

Ukraine (USD) (1%)
2,695,000	Ukraine Government International Bond 144A, 1.03%, 8/01/41 (b)(d)	2,294
109,127	Ukraine Government International Bond 144A, 4.50%, 2/01/29 (b)	75
288,922	Ukraine Government International Bond, 4.50%, 2/01/29 (e)	200
3,947,407	Ukraine Government International Bond 144A, 4.50%, 2/01/34 (b)	2,225
505,614	Ukraine Government International Bond, 4.50%, 2/01/34 (e)	285
3,561,258	Ukraine Government International Bond 144A, 4.50%, 2/01/35 (b)	1,986
577,845	Ukraine Government International Bond, 4.50%, 2/01/35 (e)	322

97 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,892,488	Ukraine Government International Bond 144A, 4.50%, 2/01/36 (b)	$1,595
72,231	Ukraine Government International Bond, 4.50%, 2/01/36 (e)	40
759,110	Ukraine Government International Bond 144A, 16.60%, 2/01/34 (b)(d)	318
593,240	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (b)(d)	314
78,912	Ukraine Government International Bond, 18.44%, 2/01/30 (d)(e)	42

		9,696

United Arab Emirates (USD) (2%)
9,318,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (b)	8,797
2,415,000	Abu Dhabi Developmental Holding Co. PJSC 144A, 5.25%, 10/02/54 (b)	2,421
1,979,835	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (b)	2,035
1,580,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (b)	1,529
2,000,000	UAE International Government Bond 144A, 4.95%, 7/07/52 (b)	1,985

		16,767

United States (EGP) (1%)
245,842,600	Citigroup Global Markets Holdings Inc. EMNT 144A, 25.50%, 3/05/26 EGP (a)(b)(d)	4,795
136,500,000	Citigroup Global Markets Holdings Inc. 144A, 26.80%, 3/05/26 EGP (a)(b)(d)	2,663
250,590,089	Citigroup Global Markets Holdings Inc. 144A, 26.80%, 3/05/26 EGP (a)(b)(d)	4,888

		12,346

United States (NGN) (2%)
6,770,000,000	Citigroup Global Markets Holdings Inc. EMNT 144A, 22.05%, 2/19/26 NGN (a)(b)(d)	4,470
14,567,700,000	Citigroup Global Markets Holdings Inc. 144A, 24.64%, 1/08/26 NGN (a)(b)(d)	9,812

		14,282

Uruguay (USD) (0%)
2,210,000	Uruguay Government International Bond, 5.44%, 2/14/37	2,319

Uzbekistan (USD) (2%)
3,555,000	Navoi Mining & Metallurgical Combinat 144A, 6.75%, 5/14/30 (b)	3,752
2,975,000	Navoiyuran State Enterprise 144A, 6.70%, 7/02/30 (b)	3,012
3,950,000	Republic of Uzbekistan International Bond 144A, 3.70%, 11/25/30 (b)	3,695
4,080,000	Republic of Uzbekistan International Bond 144A, 5.38%, 2/20/29 (b)	4,121
3,200,000	Republic of Uzbekistan International Bond 144A, 7.85%, 10/12/28 (b)	3,450

		18,030

Venezuela (USD) (1%)
3,630,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (e) (h)	811
3,220,000	Petroleos de Venezuela SA, 6.00%, 11/15/26 (e) (h)	720
1,122,500	Petroleos de Venezuela SA, 8.50%, 10/27/26 (e) (h)	1,122

Principal or Shares	Security Description	Value (000)
2,890,000	Petroleos de Venezuela SA, 9.00%, 11/17/26 (e) (h)	$656
1,640,000	Petroleos de Venezuela SA, 12.75%, 2/17/26 (e) (h)	436
1,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (e)(h)	393
4,560,000	Venezuela Government International Bond, 7.65%, 10/31/25 (e)(h)	1,181
12,420,000	Venezuela Government International Bond, 7.75%, 10/13/26 (e)(h)	2,970
3,375,000	Venezuela Government International Bond, 8.25%, 10/13/26 (e)(h)	874
4,870,000	Venezuela Government International Bond, 9.25%, 9/15/27 (h)	1,504

		10,667

Virgin Islands (British) (USD) (0%)
3,125,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (b)	3,065

Zambia (USD) (1%)
2,326,963	Zambia Government International Bond 144A, 0.50%, 12/31/53 (b)	1,634
4,838,720	Zambia Government International Bond 144A, 5.75%, 6/30/33 (b)	4,661

		6,295

Total Bond (Cost - $870,248)		910,334

Investment Company (3%)
25,621,678	Payden Cash Reserves Money Market Fund * (Cost - $25,622)	25,622

Total Investments (Cost - $895,870) (99%)		935,956
Other Assets, net of Liabilities (1%)		9,081

Net Assets (100%)		$945,037

Annual Financial Statements and Other Information 98

Payden Emerging Markets Bond Fund continued

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $8,595 and the total market value of the collateral held by the Fund is $13,054. Amounts in 000s.

(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Perpetual security with no stated maturity date.
(g)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CLP 4,114,200	USD 4,310	BNP PARIBAS	01/15/2026	$55
IDR 142,806,000	USD 8,580	BNP PARIBAS	01/14/2026	–
KZT 2,436,300	USD 4,426	HSBC Bank USA, N.A.	12/08/2025	110
PEN 17,071	USD 4,937	BNP PARIBAS	11/20/2025	131
TRY 140,072	USD 3,050	Barclays Bank PLC	01/15/2026	79
USD 20,438	PHP 1,198,070	Barclays Bank PLC	11/18/2025	88
USD 4,537	PLN 16,407	BNP PARIBAS	11/19/2025	95
USD 3,914	HUF 1,305,500	BNP PARIBAS	01/22/2026	54
USD 14,143	CHF 11,204	BNP PARIBAS	01/30/2026	73
USD 26,998	MXN 498,730	HSBC Bank USA, N.A.	11/24/2025	221
USD 8,873	GBP 6,624	HSBC Bank USA, N.A.	12/04/2025	170
USD 14,290	EUR 12,093	HSBC Bank USA, N.A.	03/18/2026	249
USD 4,880	EUR 4,176	Morgan Stanley	03/18/2026	31
USD 16,503	EUR 13,904	Morgan Stanley	03/18/2026	359
ZAR 146,050	USD 8,366	HSBC Bank USA, N.A.	11/19/2025	47

				1,762

Liabilities:
BRL 26,102	USD 4,832	HSBC Bank USA, N.A.	11/19/2025	(4)
CZK 235,740	USD 11,414	BNP PARIBAS	12/11/2025	(236)
EUR 5,907	USD 6,981	Morgan Stanley	03/18/2026	(122)
GBP 6,624	USD 8,963	HSBC Bank USA, N.A.	12/04/2025	(261)
HUF 3,874,400	USD 11,521	BNP PARIBAS	01/22/2026	(66)
USD 27,952	PEN 97,379	BNP PARIBAS	11/20/2025	(955)
USD 4,331	KZT 2,436,300	BNP PARIBAS	12/08/2025	(204)
USD 4,287	CLP 4,114,200	BNP PARIBAS	01/15/2026	(79)
USD 756	INR 67,640	BNP PARIBAS	02/12/2026	(2)
USD 23,344	COP 91,247,000	HSBC Bank USA, N.A.	11/18/2025	(265)
USD 14,003	BRL 77,493	HSBC Bank USA, N.A.	11/19/2025	(331)
USD 12,036	ZAR 214,080	HSBC Bank USA, N.A.	11/19/2025	(296)
USD 18,458	CNH 131,580	HSBC Bank USA, N.A.	11/20/2025	(39)
USD 4,512	PEN 15,541	HSBC Bank USA, N.A.	11/20/2025	(101)
ZAR 55,990	USD 3,247	BNP PARIBAS	11/19/2025	(21)

				(2,982)

Net Unrealized Appreciation (Depreciation)				$(1,220)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 5-Year Note Future	142	Dec-25	$15,508	$17	$17

99 Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
U.S. Ultra Bond Future	146	Dec-25	$17,707	$520	$520

					537

Short Contracts:
U.S. 10-Year Ultra Future	144	Dec-25	(16,630)	(101)	(101)

Total Futures					$436

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)		Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually, Receive Variable 1.929% (ESTRON) Annually	10/17/2030	EUR	2,250	$94	$—	$94
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay Variable 4.222% (SOFRRATE) Annually	10/17/2030	USD	2,534	(74)	—	(74)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually, Receive Variable 2.413% (ESTRON) Annually	10/30/2031	EUR	5,215	55	—	55
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay Variable 4.461% (SOFRRATE) Annually	10/30/2031	USD	5,530	(246)	—	(246)

				$(171)	$—	$(171)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$8,595
Non-cash Collateral[2]	(8,595)
Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information 100

Payden Emerging Markets Local Bond Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Bond (98%)
Brazil (BRL) (11%)
866,710	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (a)	$140
8,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL (a)	1,434
28,800,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (a)	4,958
24,900,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (a)	4,077

		10,609

Chile (CLP) (2%)
1,245,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 5.80%, 10/01/29 CLP (a)(b)(c)	1,346
355,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 6.00%, 4/01/33 CLP (a)(b)(c)	387

		1,733

China (CNY) (7%)
5,500,000	China Government Bond Series 2216, 2.50%, 7/25/27 CNY (a)	786
10,300,000	China Government Bond, 2.52%, 8/25/33 CNY (a)	1,532
9,500,000	China Government Bond, 2.75%, 6/15/29 CNY (a)	1,396
14,450,000	China Government Bond, 2.76%, 5/15/32 CNY (a)	2,172
2,080,000	China Government Bond, 3.19%, 4/15/53 CNY (a)	355
4,790,000	China Government Bond Series 1906, 3.29%, 5/23/29 CNY (a)	720

		6,961

Colombia (COP) (4%)
3,202,100,000	Colombian TES Series B, 7.00%, 3/26/31 COP (a)	690
6,237,900,000	Colombian TES Series B, 11.00%, 8/22/29 COP (a)	1,618
6,437,700,000	Colombian TES Series B, 11.75%, 1/24/35 COP (a)	1,655
1,436,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (a)(b)	348

		4,311

Czech Republic (CZK) (3%)
27,080,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 CZK (a)	852
8,860,000	Czech Republic Government Bond Series 103, 2.00%, 10/13/33 CZK (a)	353
21,010,000	Czech Republic Government Bond Series 145, 3.50%, 5/30/35 CZK (a)	922
11,700,000	Czech Republic Government Bond Series 151, 4.90%, 4/14/34 CZK (a)	573

		2,700

Dominican Republic (DOP) (0%)
11,950,000	Dominican Republic International Bond 144A, 13.63%, 2/03/33 DOP (a)(b)	225

Dominican Republic (USD) (0%)
390,000	Dominican Republic International Bond 144A, 5.88%, 10/28/35 (b)	390

Principal or Shares	Security Description	Value (000)
Ghana (USD) (1%)
570,000	Ghana Government International Bond 144A, 5.00%, 7/03/35 (b)	$493

Hungary (HUF) (2%)
29,580,000	Hungary Government Bond Series 41/A, 3.00%, 4/25/41 HUF (a)	55
704,850,000	Hungary Government Bond Series 35/A, 7.00%, 10/24/35 HUF (a)	2,120

		2,175

Indonesia (IDR) (8%)
13,884,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 IDR (a)	867
14,527,000,000	Indonesia Treasury Bond Series 100, 6.63%, 2/15/34 IDR (a)	906
3,733,000,000	Indonesia Treasury Bond Series 103, 6.75%, 7/15/35 IDR (a)	236
34,666,000,000	Indonesia Treasury Bond Series FR96, 7.00%, 2/15/33 IDR (a)	2,199
15,966,000,000	Indonesia Treasury Bond Series 106, 7.13%, 8/15/40 IDR (a)	1,030
13,305,000,000	Indonesia Treasury Bond Series FR97, 7.13%, 6/15/43 IDR (a)	856
10,100,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 IDR (a)	705
8,511,000,000	Indonesia Treasury Bond Series FR68, 8.38%, 3/15/34 IDR (a)	588
8,491,000,000	Indonesia Treasury Bond Series FR79, 8.38%, 4/15/39 IDR (a)	598

		7,985

Malaysia (MYR) (6%)
9,640,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 MYR (a)	2,540
9,420,000	Malaysia Government Bond Series 0317, 4.76%, 4/07/37 MYR (a)	2,476
3,200,000	Malaysia Government Bond Series 0418, 4.89%, 6/08/38 MYR (a)	851

		5,867

Mexico (MXN) (10%)
4,730,000	America Movil SAB de CV, 9.50%, 1/27/31 MXN (a)	263
8,110,000	America Movil SAB de CV, 10.13%, 1/22/29 MXN (a)	457
5,300,000	America Movil SAB de CV, 10.30%, 1/30/34 MXN (a)	305
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (a)	240
38,490,000	Mexican Bonos Series M, 7.50%, 5/26/33 MXN (a)	1,957
64,930,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (a)	3,017
19,890,000	Mexican Bonos Series M, 8.00%, 11/07/47 MXN (a)	934
24,700,000	Mexican Bonos Series M, 8.50%, 11/18/38 MXN (a)	1,270
8,410,000	Mexican Bonos Series M, 10.00%, 11/20/36 MXN (a)	490
19,460,783	Mexican Udibonos Series S, 2.75%, 11/27/31 MXN (a)	957

		9,890

101 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Morocco (EUR) (0%)
235,000	Morocco Government International Bond 144A, 4.75%, 4/02/35 EUR (a)(b)	$281

Panama (USD) (0%)
200,000	Banco Latinoamericano de Comercio Exterior SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.736%), 7.50% (b)(d)(e)	204

Peru (PEN) (7%)
2,011,000	Alicorp SAA 144A, 7.40%, 6/16/32 PEN (a)(b)	606
1,810,000	Banco de Credito del Peru S.A. 144A, 7.85%, 1/11/29 PEN (a)(b)	569
1,770,000	Credicorp Capital Sociedad Titulizadora SA 144A, 9.70%, 3/05/45 PEN (a)(b)	564
1,700,000	Luz del Sur SAA 144A, 6.75%, 10/09/32 PEN (a)(b)	508
2,285,000	Peru Government Bond, 5.40%, 8/12/34 PEN (a)	660
6,795,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (a)(b)(c)	2,132
3,995,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (a)(b)(c)	1,324
3,885,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(b)	1,203

		7,566

Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP (a)	284

Poland (PLN) (4%)
6,705,000	Republic of Poland Government Bond Series 1034, 5.00%, 10/25/34 PLN (a)	1,788
9,165,000	Republic of Poland Government Bond Series 1035, 5.00%, 10/25/35 PLN (a)	2,426

		4,214

Romania (RON) (3%)
4,130,000	Romania Government Bond Series 15Y, 3.65%, 9/24/31 RON (a)	792
2,235,000	Romania Government Bond Series 5Y, 4.25%, 4/28/36 RON (a)	408
2,530,000	Romania Government Bond Series 15Y, 4.75%, 10/11/34 RON (a)	493
4,530,000	Romania Government Bond Series 15YR, 5.80%, 7/26/27 RON (a)	1,014
1,310,000	Romania Government Bond Series 2Y, 6.30%, 1/28/26 RON (a)	297

		3,004

South Africa (ZAR) (7%)
40,824,000	Republic of South Africa Government Bond Series R214, 6.50%, 2/28/41 ZAR (a)	1,749
21,750,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (a)	1,184
13,000,000	Republic of South Africa Government Bond Series 2048, 8.75%, 2/28/48 ZAR (a)	669
63,220,000	Republic of South Africa Government Bond Series 2040, 9.00%, 1/31/40 ZAR (a)	3,430

		7,032

South Korea (MXN) (0%)
5,000,000	Export-Import Bank of Korea Series 19, 7.93%, 7/30/26 MXN (a)	269

Principal or Shares	Security Description	Value (000)
Supranational (COP) (1%)
2,000,000,000	Corp. Andina de Fomento, 6.77%, 5/24/28 COP (a)(c)	$474

Supranational (INR) (8%)
87,000,000	Corp. Andina de Fomento, 8.25%, 4/26/34 INR (a)	1,027
104,800,000	European Bank for Reconstruction & Development, 6.50%, 10/03/36 INR (a)	1,166
122,000,000	European Bank for Reconstruction & Development, 6.75%, 3/14/31 INR (a)	1,377
76,000,000	European Investment Bank, 7.40%, 10/23/33 INR (a)(c)	894
140,000,000	Inter-American Development Bank, 7.00%, 4/17/33 INR (a)	1,606
93,000,000	Inter-American Development Bank, 7.00%, 8/08/33 INR (a)	1,063
47,000,000	Inter-American Development Bank, 7.35%, 10/06/30 INR (a)	545
31,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28 INR (a)	358

		8,036

Supranational (MXN) (0%)
7,500,000	Corp. Andina de Fomento, 6.82%, 2/22/31 MXN (a)(c)	367

Thailand (THB) (5%)
18,820,000	Thailand Government Bond, 1.59%, 12/17/35 THB (a)	574
9,690,000	Thailand Government Bond, 2.00%, 12/17/31 THB (a)	308
47,485,000	Thailand Government Bond, 2.00%, 6/17/42 THB (a)	1,422
21,500,000	Thailand Government Bond, 3.30%, 6/17/38 THB (a)	766
43,985,000	Thailand Government Bond, 3.45%, 6/17/43 THB (a)	1,594

		4,664

Turkey (TRY) (2%)
53,725,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (a)	910
49,980,000	Turkiye Government Bond Series 2Y, 36.00%, 8/12/26 TRY (a)	1,174

		2,084

United Kingdom (IDR) (1%)
8,600,000,000	Standard Chartered Bank 144A, 6.50%, 2/20/31 IDR (a)(b)	537

United States (EGP) (2%)
28,000,000	Citigroup Global Markets Holdings Inc. EMNT 144A, 25.50%, 3/05/26 EGP (a)(b)(f)	546
20,400,000	Citigroup Global Markets Holdings Inc. 144A, 26.80%, 3/05/26 EGP (a)(b)(f)	398
34,976,000	Citigroup Global Markets Holdings Inc. 144A, 26.80%, 3/05/26 EGP (a)(b)(f)	682
35,500,000	Citigroup Global Markets Holdings Inc. 144A, 27.53%, 3/05/26 EGP (a)(b)(f)	693

		2,319

United States (IDR) (1%)
6,394,000,000	JPMorgan Chase Bank N.A. 144A, 9.50%, 7/17/31 IDR (a)(b)	458

Annual Financial Statements and Other Information 102

Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
United States (NGN) (2%)
650,000,000	Citigroup Global Markets Holdings Inc. EMNT 144A, 22.05%, 2/19/26 NGN (a)(b)(f)	$429
1,709,400,000	Citigroup Global Markets Holdings Inc. 144A, 24.64%, 1/08/26 NGN (a)(b)(f)	1,151

		1,580

Uruguay (UYU) (1%)
11,153,100	Uruguay Government International Bond, 3.40%, 5/16/45 UYU (a)	287
4,824,544	Uruguay Government International Bond, 3.88%, 7/02/40 UYU (a)	130
10,470,000	Uruguay Government International Bond, 8.25%, 5/21/31 UYU (a)	269

		686

Total Bond (Cost - $95,026)		97,398

Principal or Shares	Security Description	Value (000)
Investment Company (0%)
270,003	Payden Cash Reserves Money Market Fund * (Cost - $270)	$270

Total Investments (Cost - $95,296) (98%)		97,668
Other Assets, net of Liabilities (2%)		2,309

Net Assets (100%)		$99,977

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Perpetual security with no stated maturity date.
(e)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 5,452	USD 1,006	HSBC Bank USA, N.A.	11/19/2025	$2
CLP 46,600	USD 49	HSBC Bank USA, N.A.	01/15/2026	1
CNH 1,393	USD 195	HSBC Bank USA, N.A.	11/20/2025	–
IDR 59,612,000	USD 3,582	BNP PARIBAS	01/14/2026	–
INR 156,120	USD 1,745	BNP PARIBAS	02/12/2026	4
KZT 267,000	USD 485	HSBC Bank USA, N.A.	12/08/2025	12
MYR 17,040	USD 4,043	Barclays Bank PLC	01/14/2026	36
PEN 895	USD 257	BNP PARIBAS	11/20/2025	8
TRY 4,998	USD 109	Barclays Bank PLC	01/15/2026	3
USD 2,651	PHP 154,720	Barclays Bank PLC	11/18/2025	23
USD 581	PLN 2,102	BNP PARIBAS	11/19/2025	12
USD 513	CZK 10,620	BNP PARIBAS	12/11/2025	9
USD 2,069	CHF 1,639	BNP PARIBAS	01/30/2026	11
USD 1,081	CNH 7,685	HSBC Bank USA, N.A.	11/20/2025	–
USD 1,769	MXN 32,810	HSBC Bank USA, N.A.	11/24/2025	8
USD 982	GBP 733	HSBC Bank USA, N.A.	12/04/2025	19
USD 1,657	EUR 1,401	HSBC Bank USA, N.A.	03/18/2026	30
USD 413	EUR 353	Morgan Stanley	03/18/2026	3
ZAR 40,260	USD 2,313	HSBC Bank USA, N.A.	11/19/2025	6

				187

Liabilities:
CZK 81,270	USD 3,919	BNP PARIBAS	12/11/2025	(65)
EUR 623	USD 739	Morgan Stanley	03/18/2026	(16)
GBP 733	USD 992	HSBC Bank USA, N.A.	12/04/2025	(29)
HUF 772,350	USD 2,306	BNP PARIBAS	01/22/2026	(22)
MXN 16,090	USD 872	HSBC Bank USA, N.A.	11/24/2025	(8)
MXN 1,120	USD 61	HSBC Bank USA, N.A.	11/24/2025	(1)
PLN 14,298	USD 3,899	BNP PARIBAS	11/19/2025	(28)
RON 873	USD 200	Barclays Bank PLC	01/12/2026	(3)
THB 102,250	USD 3,240	Barclays Bank PLC	12/15/2025	(66)
USD 4,212	PEN 14,618	BNP PARIBAS	11/20/2025	(128)
USD 464	KZT 260,800	BNP PARIBAS	12/08/2025	(22)
USD 201	CLP 193,032	BNP PARIBAS	01/15/2026	(4)

103 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 5,124	COP 20,023,000	HSBC Bank USA, N.A.	11/18/2025	$(56)
USD 640	BRL 3,542	HSBC Bank USA, N.A.	11/19/2025	(15)
USD 932	ZAR 16,540	HSBC Bank USA, N.A.	11/19/2025	(21)
USD 525	PEN 1,808	HSBC Bank USA, N.A.	11/20/2025	(12)
ZAR 12,150	USD 703	BNP PARIBAS	11/19/2025	(3)

				(499)

Net Unrealized Appreciation (Depreciation)				$(312)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
5-Year Interest Rate Swap, Receive Fixed 1.430% Quarterly, Pay Variable 1.650% (CNRR007) Quarterly	04/28/2030	CNY 11,450	$(8)	$–	$(8)
5-Year Interest Rate Swap, Receive Fixed 1.480% Quarterly, Pay Variable 1.492% (CNRR007) Quarterly	01/17/2030	CNY 8,650	(3)	–	(3)
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly, Pay Variable 1.507% (CNRR007) Quarterly	08/09/2029	CNY 2,230	3	–	3
5-Year Interest Rate Swap, Receive Fixed 2.488% Quarterly, Pay Variable 1.650% (CNRR007) Quarterly	04/25/2027	CNY 3,740	8	–	8
5-Year Interest Rate Swap, Receive Fixed 5.634% Semi Annually, Pay Variable 5.593% (IN00O/N) Semi Annually	04/23/2030	INR 253,900	1	–	1

			$1	$–	$1

See notes to financial statements.

Annual Financial Statements and Other Information 104

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Bond (89%)
Argentina (USD) (2%)
210,000	Arcor SAIC 144A, 7.60%, 7/31/33 (a)	$214
210,000	Pampa Energia SA 144A, 7.88%, 12/16/34 (a)	213
585,000	Telecom Argentina SA 144A, 9.25%, 5/28/33 (a)	596
270,000	Telecom Argentina SA 144A, 9.50%, 7/18/31 (a)	281
215,000	Vista Energy Argentina SAU 144A, 7.63%, 12/10/35 (a)	213
220,000	YPF SA 144A, 8.25%, 1/17/34 (a)	222
215,000	YPF SA 144A, 8.75%, 9/11/31 (a)	222

		1,961

Australia (USD) (0%)
200,000	Nickel Industries Ltd. 144A, 9.00%, 9/30/30 (a)(b)	207

Bahamas (USD) (1%)
1,050,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)	1,023

Bermuda (USD) (0%)
260,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	251

Brazil (BRL) (1%)
2,700,000	Brazil Letras do Tesouro Nacional, 14.20%, 7/01/26 BRL (c)(d)	460
2,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (d)	409

		869

Brazil (USD) (1%)
365,000	BRF SA 144A, 5.75%, 9/21/50 (a)	310
867,431	Samarco Mineracao SA 144A, 9.50%, 6/30/31 (a)	868

		1,178

Canada (USD) (2%)
550,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (a)	572
200,000	First Quantum Minerals Ltd. 144A, 8.00%, 3/01/33 (a)	213
985,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (a)	1,033

		1,818

Cayman Islands (USD) (9%)
200,000	Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (a)	210
307,071	Bioceanico Sovereign Certificate Ltd. 144A, 2.81%, 6/05/34 (a)(c)	253
200,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	204
600,000	Country Garden Holdings Co. Ltd., 3.30%, 1/12/31 (e)(f)	57
200,000	Country Garden Holdings Co. Ltd., 5.13%, 1/14/27 (e)(f)	20
610,000	CSN Inova Ventures 144A, 6.75%, 1/28/28 (a)	567
200,000	Dar Al-Arkan Sukuk Co. Ltd., 7.75%, 2/07/26 (f)	201
200,000	DP World Crescent Ltd. 144A, 4.85%, 9/26/28 (a)	203
490,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a)	492
790,000	IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a)	807
5,109	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/25 (a)(c)	—

Principal or Shares	Security Description	Value (000)
6,813	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/26 (a)(c)	$—
8,516	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/27 (a)(c)	—
13,626	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/28 (a)(c)	—
13,626	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/29 (a)(c)	—
17,033	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/30 (a)(c)	—
17,033	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/31 (a)(c)	—
32,134	Kaisa Group Holdings Ltd. 144A, 0.00%, 12/31/32 (a)(c)	—
10,219	Kaisa Group Holdings Ltd. 144A, 6.25%, 12/28/28 (a)	—
17,033	Kaisa Group Holdings Ltd. 144A, 6.50%, 12/28/29 (a)	—
20,439	Kaisa Group Holdings Ltd. 144A, 6.75%, 12/28/30 (a)	—
30,659	Kaisa Group Holdings Ltd. 144A, 7.00%, 12/28/31 (a)	1
28,727	Kaisa Group Holdings Ltd. 144A, 7.25%, 12/28/32 (a)	—
6,813	Kaisa Group Holdings Ltd. 144A, 7.72%, 12/28/27 (a)	—
360,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (a)	381
186,790	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	194
1,300,000	MAF Global Securities Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.893%), 7.88% (f)(g)(h)	1,348
355,000	Meituan 144A, 5.13%, 11/05/35 (a)	356
200,000	Melco Resorts Finance Ltd. 144A, 5.38%, 12/04/29 (a)	198
200,000	Melco Resorts Finance Ltd. 144A, 5.75%, 7/21/28 (a)	200
200,000	Melco Resorts Finance Ltd. 144A, 6.50%, 9/24/33 (a)	202
200,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (a)	211
425,000	Montego Bay Airport Revenue Finance Ltd. 144A, 6.60%, 6/15/35 (a)	421
560,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	561
255,000	Sands China Ltd., 3.80%, 1/08/26	255
270,000	Sands China Ltd., 5.40%, 8/08/28	276
176,237	Shimao Group Holdings Ltd. 144A, 0.00%, 7/21/26 (a)(c)	9
64,824	Shimao Group Holdings Ltd. 144A, 5.00%, 7/21/31 (a)	2
270,000	Vale Overseas Ltd., 6.40%, 6/28/54	282
230,000	Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (a)	230
410,000	Wynn Macau Ltd. 144A, 6.75%, 2/15/34 (a)	413

		8,554

Chile (USD) (4%)
605,000	AES Andes SA 144A, 6.30%, 3/15/29 (a)	627
620,221	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	510

105 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
200,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.767%), 7.50% (a)(g)(h)	$211
340,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(g)(h)	366
809,356	Chile Electricity PEC SpA 144A, 5.32%, 1/25/28 (a)(c)	728
200,000	Colbun SA 144A, 3.15%, 1/19/32 (a)	184
200,000	Engie Energia Chile SA 144A, 6.38%, 4/17/34 (a)	213
225,000	Sociedad de Transmision Austral SA 144A, 4.00%, 1/27/32 (a)	214
400,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29 (a)	373
415,000	VTR Comunicaciones SpA 144A, 5.13%, 1/15/28 (a)	404

		3,830

Colombia (USD) (3%)
400,000	Banco Davivienda SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.588%), 8.13%, 7/02/35 (a)(h)	414
535,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (a)	481
160,000	Ecopetrol SA, 8.38%, 1/19/36	166
250,000	Grupo Energia Bogota SA ESP 144A, 5.75%, 10/22/35 (a)	249
455,000	Grupo Nutresa SA 144A, 8.00%, 5/12/30 (a)	489
525,000	Grupo Nutresa SA 144A, 9.00%, 5/12/35 (a)	597
585,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (a)	576
200,000	SURA Asset Management SA 144A, 6.35%, 5/13/32 (a)	215

		3,187

Czech Republic (EUR) (0%)
310,000	Energo-Pro as 144A, 8.00%, 5/27/30 EUR (a) (d)	380

Czech Republic (USD) (0%)
200,000	Czechoslovak Group AS 144A, 6.50%, 1/10/31 (a)	207

Georgia (USD) (0%)
200,000	Silk Road Group Holding LLC 144A, 7.50%, 9/15/30 (a)	201

Germany (USD) (0%)
400,000	Allianz SE 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.317%), 6.55% (a)(g)(h)	415

Hong Kong (USD) (0%)
200,000	Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a)	221

Hungary (HUF) (1%)
387,000,000	Hungary Government Bond Series 34/A, 2.25%, 6/22/34 HUF (d)	820

India (USD) (4%)
197,723	Continuum Green Energy India Pvt./Co.-Issuers 144A, 7.50%, 6/26/33 (a)	209
200,000	ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a)	200
200,000	Muthoot Finance Ltd. 144A, 6.38%, 4/23/29 (a)	203
210,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	215

Principal or Shares	Security Description	Value (000)
430,000	Power Finance Corp. Ltd. 144A, 3.95%, 4/23/30 (a)	$419
250,000	Reliance Industries Ltd. 144A, 3.63%, 1/12/52 (a)	186
250,000	Reliance Industries Ltd. 144A, 3.67%, 11/30/27 (a)	247
225,000	ReNew Pvt. Ltd. 144A, 5.88%, 3/05/27 (a)	225
593,712	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/ UBEPL 144A, 7.80%, 7/31/31 (a)	602
210,000	Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a)	216
250,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	256
200,000	State Bank of India, 4.88%, 5/05/28 (f)	203
399,000	Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd. 144A, 5.90%, 2/28/34 (a)	419

		3,600

Indonesia (IDR) (0%)
6,100,000,000	Indonesia Treasury Bond Series FR96, 7.00%, 2/15/33 IDR (d)	387

Indonesia (USD) (0%)
220,000	Indofood CBP Sukses Makmur Tbk PT, 3.40%, 6/09/31 (f)	207
192,060	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)	197

		404

Ireland (USD) (0%)
200,000	Aragvi Finance International DAC 144A, 11.13%, 11/20/29 (a)	200
200,000	Phoenix Aviation Capital Ltd. 144A, 9.25%, 7/15/30 (a)	211

		411

Isle of Man (USD) (1%)
485,000	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	520

Israel (USD) (1%)
215,000	Energean Israel Finance Ltd. 144A, 5.38%, 3/30/28 (a)(f)	212
210,000	Energean Israel Finance Ltd. 144A, 8.50%, 9/30/33 (a)(f)	224

		436

Jamaica (USD) (0%)
200,000	NCB Financial Group Ltd. 144A, 11.00%, 7/31/30 (a)	199

Japan (USD) (1%)
200,000	Mitsubishi UFJ Financial Group Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.070%), 6.35% (g)(h)	205
400,000	Rakuten Group Inc. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.250%), 8.13% (a)(g)(h)	418

		623

Jersey (USD) (0%)
200,000	Africell Holding Ltd. 144A, 10.50%, 10/23/29 (a)(b)	199

Luxembourg (USD) (5%)
125,000	Adecoagro SA 144A, 7.50%, 7/29/32 (a)	118
214,763	ARD Finance SA 144A, 6.50%, 6/30/27 (a)	3
215,051	Chile Electricity Lux Mpc II Sarl 144A, 5.58%, 10/20/35 (a)	222
200,000	EIG Pearl Holdings Sarl, 4.39%, 11/30/46 (f)	168

Annual Financial Statements and Other Information 106

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
200,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	$211
165,182	Guara Norte Sarl 144A, 5.20%, 6/15/34 (a)	163
290,000	MHP Lux SA 144A, 6.95%, 4/03/26 (a)	277
245,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (a)	229
315,000	Millicom International Cellular SA 144A, 5.13%, 1/15/28 (a)	314
200,000	Millicom International Cellular SA 144A, 7.38%, 4/02/32 (a)	209
510,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (a)(b)	471
200,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	219
285,000	Raizen Fuels Finance SA 144A, 6.45%, 3/05/34 (a)(b)	243
200,000	Raizen Fuels Finance SA 144A, 6.70%, 2/25/37 (a)	167
736,000	Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a)	792
215,000	Threelands Energy Ltd. Sarl 144A, 7.45%, 10/20/35 (a)	215
435,317	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	428
111,125	Unigel Luxembourg SA 144A, 11.00%, 12/31/28 (a)	8

		4,457

Mauritius (USD) (1%)
600,000	Diamond II Ltd. 144A, 7.95%, 7/28/26 (a)	604
200,000	MTN Mauritius Investments Ltd. 144A, 6.50%, 10/13/26 (a)(b)	202

		806

Mexico (MXN) (0%)
7,500,000	America Movil SAB de CV, 9.50%, 1/27/31 MXN (d)	417

Mexico (USD) (10%)
245,000	America Movil SAB de CV, 3.63%, 4/22/29	240
200,000	America Movil SAB de CV, 4.70%, 7/21/32	201
320,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (a)(g)(h)	318
400,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.072%), 8.38% (a)(g)(h)	419
800,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.995%), 7.53%, 10/01/28 (a)(h)	860
660,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.650%), 5.13%, 1/18/33 (a)(h)	654
500,000	Cemex SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.520%), 7.20% (a)(g)(h)	520
200,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV 144A, 4.96%, 7/18/29 (a)	201
183,750	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	191

Principal or Shares	Security Description	Value (000)
200,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 5.50%, 1/30/33 (a)	$203
250,000	Eagle Funding Luxco Sarl 144A, 5.50%, 8/17/30 (a)	254
200,000	El Puerto de Liverpool SAB de CV 144A, 6.26%, 1/22/32 (a)	213
516,369	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	525
440,000	Fibra Soma Trust F/6185 144A, 4.38%, 7/22/31 (a)	385
609,162	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	645
230,000	Industrias Penoles SAB de CV 144A, 5.65%, 9/12/49 (a)	218
280,000	Infraestructura Energetica Nova SAPI de CV 144A, 4.75%, 1/15/51 (a)	218
385,000	Mexico City Airport Trust 144A, 4.25%, 10/31/26 (a)	384
200,000	Mexico City Airport Trust 144A, 5.50%, 10/31/46 (a)	177
255,000	Mexico City Airport Trust 144A, 5.50%, 7/31/47 (a)	225
153,605	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)(b)	157
485,000	Minera Mexico SA de CV 144A, 5.63%, 2/12/32 (a)	505
535,000	Petroleos Mexicanos, 6.63%, 6/15/38	494
810,000	Petroleos Mexicanos, 6.70%, 2/16/32	810
285,000	Petroleos Mexicanos, 6.84%, 1/23/30	293
235,000	Petroleos Mexicanos, 7.69%, 1/23/50	213

		9,523

Morocco (USD) (1%)
200,000	OCP SA 144A, 6.10%, 4/30/30 (a)	209
200,000	OCP SA 144A, 6.70%, 3/01/36 (a)	216

		425

Netherlands (USD) (4%)
1,690,000	Braskem Netherlands Finance BV 144A, 4.50%, 1/31/30 (a)	681
363,196	Minejesa Capital BV 144A, 4.63%, 8/10/30 (a)	363
415,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	297
500,000	Prosus NV 144A, 4.99%, 1/19/52 (a)	410
295,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	307
131,402	Unigel Netherlands Holding Corp. BV 144A, 15.00%, 12/31/44 (a)	4
200,000	Veon Midco BV 144A, 3.38%, 11/25/27 (a)	188
200,000	Yinson Bergenia Production BV 144A, 8.50%, 1/31/45 (a)	210
794,683	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (a)	869

		3,329

Panama (USD) (1%)
620,000	Aeropuerto Internacional de Tocumen SA 144A, 4.00%, 8/11/41 (a)	517
233,467	UEP Penonome II SA 144A, 6.50%, 10/01/38 (a)	211

		728

Peru (PEN) (1%)
1,400,000	Alicorp SAA 144A, 7.40%, 6/16/32 PEN (a)(d)	422

107 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Peru (USD) (8%)
280,000	Banco BBVA Peru SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.002%), 6.20%, 6/07/34 (a)(h)	$291
305,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.961%), 5.65%, 1/15/37 (a)(h)	307
460,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.240%), 5.80%, 3/10/35 (a)(b)(h)	465
195,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.486%), 6.45%, 7/30/35 (a)(h)	203
750,000	Banco Internacional del Peru SAA Interbank 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.067%), 6.40%, 4/30/35 (a)(h)	775
600,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	626
200,000	Consorcio Transmantaro SA 144A, 4.70%, 4/16/34 (a)	198
400,000	Corp. Financiera de Desarrollo SA 144A, 5.50%, 5/06/30 (a)	411
400,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 7.75%, 11/05/38 (a)	444
295,000	Kallpa Generacion SA 144A, 5.50%, 9/11/35 (a)	298
280,000	Kallpa Generacion SA 144A, 5.88%, 1/30/32 (a)	294
625,000	Niagara Energy SAC 144A, 5.75%, 10/03/34 (a)	644
525,000	Orazul Energy Peru SA 144A, 6.25%, 9/17/32 (a)	534
420,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (a)	450
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 144A, 3.75%, 8/02/28 (a)	191
200,000	Scotiabank Peru SAA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.309%), 6.10%, 10/01/35 (a)(h)	208
198,000	Transportadora de Gas del Peru SA 144A, 4.25%, 4/30/28 (a)	198
210,000	Volcan Cia Minera SAA 144A, 8.50%, 10/28/32 (a)	213

		6,750

Saudi Arabia (USD) (1%)
420,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	420

Singapore (USD) (1%)
200,000	Boroo Investments Pte Ltd. 144A, 9.50%, 8/07/32 (a)(b)	189
315,000	Medco Cypress Tree Pte Ltd. 144A, 8.63%, 5/19/30 (a)	334
200,000	ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26 (f)	199

		722

South Africa (ZAR) (1%)
6,900,000	Republic of South Africa Government Bond Series 2030, 8.00%, 1/31/30 ZAR (d)	402

South Korea (USD) (1%)
200,000	Kookmin Bank 144A, 2.50%, 11/04/30 (a)(b)	182

Principal or Shares	Security Description	Value (000)
400,000	SK hynix Inc. 144A, 6.50%, 1/17/33 (a)	$443

		625

Spain (USD) (1%)
292,499	AI Candelaria -spain- SA 144A, 7.50%, 12/15/28 (a)	296
200,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 144A, 8.50%, 6/30/32 (a)	210

		506

Sri Lanka (USD) (0%)
50,798	Sri Lanka Government International Bond 144A, 3.35%, 3/15/33 (a)	44
23,805	Sri Lanka Government International Bond 144A, 3.60%, 5/15/36 (a)	22
47,630	Sri Lanka Government International Bond 144A, 3.60%, 2/15/38 (a)	44

		110

Supranational (USD) (1%)
200,000	African Development Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.653%), 5.88% (g)(h)	201
400,000	Digicel International Finance Ltd./Difl U.S. LLC 144A, 8.63%, 8/01/32 (a)	399
200,000	Promigas SA ESP/Gases del Pacifico SAC 144A, 3.75%, 10/16/29 (a)	186

		786

Thailand (USD) (0%)
200,000	GC Treasury Center Co. Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.162%), 7.13% (a)(g)(h)	207

Trinidad and Tobago (USD) (0%)
400,000	Trinidad Generation UnLtd 144A, 7.75%, 6/16/33 (a)(b)	419

Turkey (USD) (4%)
430,000	Aydem Yenilenebilir Enerji AS 144A, 9.88%, 9/30/30 (a)	425
200,000	Cimko Cimento Ve Beton Sanayi Ve Ticaret AS 144A, 10.75%, 5/21/30 (a)	210
1,000,000	GDZ Elektrik Dagitim AS 144A, 9.00%, 10/15/29 (a)	981
455,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	468
207,906	Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A, 9.50%, 7/10/36 (a)	211
205,000	Limak Yenilenebilir Enerji AS 144A, 9.63%, 8/12/30 (a)	203
370,000	Turkiye Garanti Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.867%), 7.63%, 4/15/36 (a)(h)	372
200,000	Turkiye Garanti Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.090%), 8.38%, 2/28/34 (a)(h)	208
200,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.442%), 8.25% (a)(g)(h)	202
245,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (a)(g)(h)	258

Annual Financial Statements and Other Information 108

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
370,000	Zorlu Enerji Elektrik Uretim AS 144A, 11.00%, 4/23/30 (a)	$333

		3,871

Ukraine (USD) (0%)
36,175	Ukraine Government International Bond 144A, 4.50%, 2/01/35 (a)	20
14,858	Ukraine Government International Bond 144A, 9.97%, 2/01/36 (a)(c)	8
17,829	Ukraine Government International Bond 144A, 9.99%, 2/01/35 (a)(c)	9
21,097	Ukraine Government International Bond 144A, 13.24%, 2/01/34 (a)(c)	9
5,646	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (a)(c)	3

		49

United Arab Emirates (USD) (3%)
200,000	Abu Dhabi National Energy Co. PJSC 144A, 4.75%, 3/09/37 (a)	199
812,240	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	835
200,000	Axian Telecom Holding & Management PLC 144A, 7.25%, 7/11/30 (a)	202
200,000	DP World Ltd. 144A, 5.63%, 9/25/48 (a)	201
210,000	Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 8/01/35 (f)	203
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)	271
200,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (a)	194
283,991	Sweihan PV Power Co. PJSC 144A, 3.63%, 1/31/49 (a)	244
293,152	Sweihan PV Power Co. PJSC, 3.63%, 1/31/49 (b)(f)	252

		2,601

United Kingdom (USD) (3%)
315,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27 (a)	317
200,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	208
200,000	Antofagasta PLC 144A, 6.25%, 5/02/34 (a)	216
295,000	Avianca Midco 2 PLC 144A, 9.63%, 2/14/30 (a)	293
200,000	HSBC Holdings PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.987%), 7.05% (g)(h)	208
425,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (a)	384
233,512	NAK Naftogaz Ukraine via Kondor Finance PLC 144A, 7.63%, 11/08/28 (a)	183
270,000	Vedanta Resources Finance II PLC 144A, 10.25%, 6/03/28 (a)(b)	279
200,000	Vedanta Resources Finance II PLC 144A, 10.88%, 9/17/29 (a)	210

		2,298

United States (EGP) (1%)
20,990,000	Citigroup Global Markets Holdings Inc. 144A, 26.80%, 3/05/26 EGP (a)(c)(d)	409
11,815,000	Citigroup Global Markets Holdings Inc. 144A, 26.80%, 3/05/26 EGP (a)(c)(d)	231

		640

Principal or Shares	Security Description	Value (000)
United States (EUR) (0%)
225,000	Boots Group Finco LP 144A, 5.38%, 8/31/32 EUR (a)(d)	$269

United States (NGN) (0%)
335,000,000	Citigroup Global Markets Holdings Inc. eTnM 144A, 26.85%, 1/08/26 NGN (a)(c)(d)	226

United States (USD) (8%)
130,000	1301 Trust 2025-1301 144A, 6.22%, 8/11/42 (a)(i)	132
200,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 5.75%, 3/31/34 (a)	201
425,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (g)(h)	417
200,000	American Axle & Manufacturing Inc. 144A, 6.38%, 10/15/32 (a)	201
200,000	American Electric Power Co. Inc. C, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.128%), 5.80%, 3/15/56 (h)	200
100,000	American Electric Power Co. Inc. D, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.940%), 6.05%, 3/15/56 (h)	101
200,000	Azul Secured Finance LLP Term Loan DD 1L, (Fixed), 0.00%, 2/27/26 (j)	205
230,000	Azul Secured Finance LLP, 11.93%, 8/28/28 (e)	96
191,657	BX Commercial Mortgage Trust 2025- BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.68%, 8/15/42 (a) (h)	193
200,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 7.78%, 7/15/44 (a)(h)	202
200,000	COMM Mortgage Trust 2025-SBX 144A, 5.55%, 8/10/41 (a)(i)	201
525,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	527
200,000	Energy Transfer LP, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.676%), 6.50%, 2/15/56 (h)	198
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	781
300,000	Huntington Bancshares Inc. K, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.653%), 6.25% (g)(h)	298
300,000	K Hovnanian Enterprises Inc. 144A, 8.00%, 4/01/31 (a)	307
250,000	Las Vegas Sands Corp., 5.63%, 6/15/28	256
200,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	200
100,000	North Haven Private Income Fund LLC 144A, 5.13%, 9/25/28 (a)	99
95,000	Northern Oil & Gas Inc. 144A, 7.88%, 10/15/33 (a)	93
99,042	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 2.26%, 11/20/50 (a)	87
99,125	Oak Street Investment Grade Net Lease Fund Series 2021-1A 144A, 3.26%, 1/20/51 (a)	82
107,500	Saks Global Enterprises LLC 144A, 11.00%, 12/15/29 (a)	25
13,724	Santander Bank Auto Credit-Linked Notes 2023-A 144A, 10.07%, 6/15/33 (a)	14

109 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
297,038	Santander Drive Auto Receivables Trust 2023- S1 144A, 10.40%, 4/18/28 (a)	$297
16	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (c)	293
300,000	SBL Holdings Inc. 144A, 7.20%, 10/30/34 (a)	293
240,000	Stillwater Mining Co. 144A, 4.00%, 11/16/26 (a)	238
298,000	Terraform Global Operating LP 144A, 6.13%, 3/01/26 (a)	296
160,000	Versant Media Group Inc. 144A, 7.25%, 1/30/31 (a)	163
625,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	629
200,000	Webster Financial Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.125%), 5.78%, 9/11/35 (h)	200

		7,525

Uzbekistan (USD) (1%)
200,000	Navoi Mining & Metallurgical Combinat 144A, 6.70%, 10/17/28 (a)	208
335,000	Navoi Mining & Metallurgical Combinat 144A, 6.75%, 5/14/30 (a)	354
200,000	Navoiyuran State Enterprise 144A, 6.70%, 7/02/30 (a)	203
200,000	Uzbek Industrial and Construction Bank ATB 144A, 8.95%, 7/24/29 (a)	216

		981

Virgin Islands (British) (USD) (1%)
1,335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	1,309

Total Bond (Cost - $81,438)		82,724

Stock (1%)
Preferred Stock (1%)
8,000	Comerica Inc. 6.875 (g)	205
8,000	DTE Energy Co. 6.25	201
8,000	M&T Bank Corp. 6.35 (g)	200

Principal or Shares	Security Description	Value (000)
8,000	Wintrust Financial Corp. 7.875 (g)(h)	$210

Total Preferred Stock (Cost - $800)		816

Common Stock (0%)
355	Stichting Administratiekant Npv ADR
	(Cost - $–) (k)	—

Total Stock (Cost - $800)		816

Investment Company (8%)
7,860,188	Payden Cash Reserves Money Market Fund *
	(Cost - $7,860)	7,860

Total Investments (Cost - $90,098) (98%)		91,400
Other Assets, net of Liabilities (2%)		2,125

Net Assets (100%)		$93,525

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $1,351 and the total market value of the collateral held by the Fund is $1,380. Amounts in 000s.

(c)	Yield to maturity at time of purchase.
(d)	Principal in foreign currency.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Perpetual security with no stated maturity date.
(h)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
IDR 13,215,000	USD 794	BNP PARIBAS	01/14/2026	$—
USD 1,214	PHP 70,990	Barclays Bank PLC	11/18/2025	8
USD 858	CHF 680	BNP PARIBAS	01/30/2026	5
USD 426	MXN 7,850	HSBC Bank USA, N.A.	11/24/2025	4
USD 359	EUR 308	HSBC Bank USA, N.A.	03/18/2026	1
USD 1,540	EUR 1,304	Morgan Stanley	03/18/2026	26
ZAR 13,680	USD 784	HSBC Bank USA, N.A.	11/19/2025	4

				48

Annual Financial Statements and Other Information 110

Payden Emerging Markets Corporate Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
EUR 270	USD 316	HSBC Bank USA, N.A.	03/18/2026	$(3)
HUF 77,300	USD 229	BNP PARIBAS	01/22/2026	(1)
USD 250	PEN 871	BNP PARIBAS	11/20/2025	(8)
USD 854	COP 3,332,000	HSBC Bank USA, N.A.	11/18/2025	(8)
USD 399	ZAR 7,100	HSBC Bank USA, N.A.	11/19/2025	(10)
ZAR 5,370	USD 312	BNP PARIBAS	11/19/2025	(2)

				(32)

Net Unrealized Appreciation (Depreciation)				$16

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	41	Dec-25	$8,538	$(21)	$(21)
U.S. Ultra Bond Future	7	Dec-25	849	29	29

					8

Short Contracts:
U.S. 10-Year Ultra Future	3	Dec-25	(346)	(4)	(4)
U.S. Treasury 10-Year Note Future	11	Dec-25	(1,239)	(5)	(5)
U.S. Treasury 5-Year Note Future	8	Dec-25	(874)	4	4

					(5)

Total Futures					$3

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Sold (Relevant Credit: Petroleos Mexicanos), Pay 1.000% Quarterly, Receive upon credit default	06/20/2030	$470	$(27)	$(54)	$27

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,351
Non-cash Collateral[2]	(1,351)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

111 Payden Mutual Funds

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Asset Backed (16%)
410,259	Ally Bank Auto Credit-Linked Notes 2024-B 144A, 5.41%, 9/15/32 (a)	$412
500,000	American Credit Acceptance Receivables Trust 2024-4 144A, 5.34%, 8/12/31 (a)	502
800,000	Apidos CLO XLVI Ltd. 2023-46A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 0.00%, 10/24/38 (a)(b)(c)	800
503,485	Bain Capital Credit CLO Ltd. 2020-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.990%), 4.87%, 4/18/33 (a)(c)	504
725,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 0.00%, 1/17/35 (a)(b)(c)	725
1,000,000	Beechwood Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 5.18%, 1/17/35 (a)(c)	1,002
350,000	Benefit Street Partners CLO XXIV Ltd. 2021- 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 4.94%, 10/20/34 (a) (c)	349
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.95%, 7/18/34 (a)(c)	500
775,000	Canyon CLO Ltd. 2024-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 5.70%, 1/15/38 (a)(c)	778
1,000,000	Carlyle Global Market Strategies CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.090%), 4.97%, 4/20/34 (a)(c)	1,001
200,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (a)	195
300,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	275
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (a)(d)	280
1,425,000	Contego CLO IV DAC 4X, (3 mo. EURIBOR + 1.300%), 3.34%, 1/23/30 EUR (c)(d)(e)	1,632
150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	145
500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 3.48%, 4/15/49 (a)	482
234,148	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (a)	221
400,000	Driven Brands Funding LLC 2025-1A 144A, 5.30%, 10/20/55 (a)	399
1,000,000	Elmwood CLO Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.01%, 4/22/35 (a)(c)	999
450,000	Exeter Automobile Receivables Trust 2024-5A, 5.06%, 2/18/31	451
205,169	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 6.43%, 2/23/39 (a)(c)	205
1	Juniper Receivables DAC, 0.00%, 8/15/29 (b)	170
10	Juniper Receivables DAC 2023-1 DAC, 0.00%, 7/15/30 (b)	219
250,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 5.33%, 7/20/36 (a)(c)	250

Principal or Shares	Security Description	Value (000)
600,000	KKR CLO Ltd. 25 144A, (3 mo. Term Secured Overnight Financing Rate + 0.950%), 4.85%, 7/15/34 (a)(c)	$598
185,291	KKR Static CLO I Ltd. 2022-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 0.980%), 4.86%, 7/20/31 (a)(c)	185
219,160	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 5.45%, 2/17/39 (a)(c)	219
350,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-41A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 4.95%, 4/15/34 (a)(c)	350
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2021-45A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.060%), 4.97%, 10/14/36 (a)(c)	1,000
450,000	OAK Hill European Credit Partners V Designated Activity Co. 2016-5A 144A, (3 mo. EURIBOR + 0.980%), 2.99%, 1/21/35 EUR (a) (c)(d)	518
495,208	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (a)	426
400,000	Octagon Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 4.96%, 10/15/34 (a)(c)	400
423,396	Rckt Mortgage Trust 2025-CES4 144A, 5.81%, 4/25/55 (a)	429
323,046	RCKT Mortgage Trust 2025-CES2 144A, 5.50%, 2/25/55 (a)	326
399,626	RCKT Mortgage Trust 2025-CES6 144A, 5.47%, 6/25/55 (a)	403
505,039	RCKT Mortgage Trust 2025-CES7 144A, 5.38%, 7/25/55 (a)	509
326,741	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (a)	327
184,544	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	185
20	Santander Drive Auto Receivables Trust 2024- S2, 5.80%, 12/16/28 (b)	372
300,000	Sona Fios CLO I DAC 1A 144A, (3 mo. EURIBOR + 1.500%), 4.71%, 7/15/36 EUR (a) (c)(d)	346
300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	292
200,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (a)	203
200,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	208

Total Asset Backed (Cost - $20,355)		19,792

Bank Loan(f) (7%)
321,750	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 5.97%, 9/30/31	322
278,800	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.13%, 5/28/32	280
335,000	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.47%, 8/02/32	338

Annual Financial Statements and Other Information 112

Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
148,500	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 6.50%, 8/20/31	$149
446,625	EMRLD Borrower LP Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 6.12%, 8/04/31	446
450,000	EP Wealth Advisors LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 6.89%, 10/18/32	452
392,541	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.03%, 9/13/32	393
375,000	Fr Br Holdings LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.19%, 10/09/30	374
472,750	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.72%, 3/07/32	475
197,339	Iron Mountain Information Management LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 5.97%, 1/31/31	198
243,675	Lackawanna Energy Center LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 7.11%, 8/05/32	244
124,375	Leia Finco U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.19%, 10/09/31	125
272,250	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.25%, 8/18/31	274
198,964	Madison Iaq LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 6.70%, 6/21/28	200
567,066	McGraw-Hill Education Inc. Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 6.82%, 8/06/31	567
380,256	MIC Glen LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.22%, 7/21/28	383
272,250	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 6.36%, 7/25/30	273
425,000	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.03%, 8/18/32	420
498,747	Quikrete Holdings Inc. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.22%, 2/10/32	500
225,000	QXO Building Products Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 6.97%, 4/30/32	226
500,000	Raising Canes Restaurants LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 2.00%, 11/03/32	500
373,127	Terex Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 0.750%), 5.72%, 10/08/31	375
198,492	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 6.50%, 2/28/31	199
200,000	Transdigm Inc. Term Loan M 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.50%, 8/13/32	200

Principal or Shares	Security Description	Value (000)
178,947	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 8.75%, 5/06/32	$182
344,314	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.72%, 4/25/31	347

Total Bank Loan (Cost - $8,434)		8,442

Corporate Bond (24%)
250,000	ADT Security Corp. 144A, 5.88%, 10/15/33 (a)	254
300,000	AECOM 144A, 6.00%, 8/01/33 (a)	308
125,000	Alpha Generation LLC 144A, 6.25%, 1/15/34 (a)	127
350,000	Alphabet Inc., 2.50%, 5/06/29 EUR (d)	404
65,000	Altice France Lux 3/Altice Holdings 1 144A, 10.00%, 1/15/33 (a)	61
125,000	American Homes 4 Rent LP, 4.95%, 6/15/30	127
325,000	American Honda Finance Corp., 4.50%, 9/04/30	326
150,000	Amrize Finance U.S. LLC 144A, 4.95%, 4/07/30 (a)	154
175,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.486%), 6.45%, 7/30/35 (a)(c)	182
700,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.961%), 5.65%, 1/15/37 (a)(c)	705
200,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(c)(g)	215
225,000	BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a)	227
500,000	BKV Upstream Midstream LLC 144A, 7.50%, 10/15/30 (a)	501
50,000	Blue Owl Capital Corp., 3.40%, 7/15/26	50
200,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (a)	210
100,000	Bombardier Inc. 144A, 6.75%, 6/15/33 (a)	105
300,000	Boots Group Finco LP 144A, 5.38%, 8/31/32 EUR (a)(d)	359
150,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 GBP (a)(d)	210
100,000	Boparan Finance PLC, 9.38%, 11/07/29 GBP (d) (e)	140
175,000	Broadcom Inc., 4.20%, 10/15/30	175
250,000	Broadcom Inc., 4.90%, 7/15/32	256
250,000	Bubbles Bidco SpA, 6.50%, 9/30/31 EUR (d)(e)	298
250,000	C&W Senior Finance Ltd. 144A, 9.00%, 1/15/33 (a)	255
100,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.036%), 6.18%, 1/30/36 (c)	104
470,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (e)	461
575,000	Cia de Minas Buenaventura SAA 144A, 6.80%, 2/04/32 (a)	599
200,000	Cigna Group, 4.50%, 9/15/30	201
225,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (a)	225
220,000	Clean Harbors Inc. 144A, 5.75%, 10/15/33 (a)	225
200,000	CoreWeave Inc. 144A, 9.00%, 2/01/31 (a)	201
450,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 5.50%, 1/30/33 (a)	457
200,000	CRH America Finance Inc., 5.40%, 5/21/34	208
150,000	Currenta Group Holdings Sarl 144A, 5.50%, 5/15/30 EUR (a)(d)	176

113 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
200,000	Digicel International Finance Ltd./Difl U.S. LLC 144A, 8.63%, 8/01/32 (a)	$199
250,000	doValue SpA 144A, 5.38%, 11/15/31 EUR (a)(d)	288
650,000	DTE Energy Co., 5.05%, 10/01/35	649
150,000	Duke Energy Carolinas LLC, 4.85%, 3/15/30	154
150,000	Edge Finco PLC, 8.13%, 8/15/31 GBP (d)(e)	209
150,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.75%, 7/15/31 (a)	156
250,000	Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a)	251
175,000	EOG Resources Inc., 5.35%, 1/15/36	180
175,000	Ferrellgas LP/Ferrellgas Finance Corp. 144A, 9.25%, 1/15/31 (a)	177
200,000	Fibra Soma Trust F/6185, 4.38%, 7/22/31 (e)(h)	175
198,101	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41 (e)	210
250,000	Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a)	270
350,000	Fiserv Funding ULC, 2.88%, 6/15/28 EUR (d)	403
325,000	Flutter Treasury DAC, 6.13%, 6/04/31 GBP (d) (e)	432
325,000	Ford Motor Credit Co. LLC, 5.87%, 10/31/35	321
130,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	138
200,000	Frontier Communications Holdings LLC 144A, 5.00%, 5/01/28 (a)	200
125,000	Galaxy Bidco Ltd., 8.13%, 12/19/29 GBP (d)(e)	172
200,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (e)	196
150,000	General Motors Financial Co. Inc., 4.90%, 10/06/29	152
150,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (c)	138
300,000	Grupo Energia Bogota SA ESP 144A, 5.75%, 10/22/35 (a)	298
200,000	Grupo Nutresa SA 144A, 8.00%, 5/12/30 (a)	215
275,000	Gruppo San Donato SpA 144A, 6.50%, 10/31/31 EUR (a)(d)	326
300,000	HCA Inc., 4.90%, 11/15/35	297
175,000	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	173
200,000	IHS Holding Ltd. 144A, 8.25%, 11/29/31 (a)	209
300,000	Invitation Homes Operating Partnership LP, 4.95%, 1/15/33	301
150,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.435%), 5.10%, 4/22/31 (c)	155
300,000	Kaiser Aluminum Corp. 144A, 5.88%, 3/01/34 (a)	299
450,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	472
350,000	Kier Group PLC, 9.00%, 2/15/29 GBP (d)(e)	485
250,000	Liberty Costa Rica Senior Secured Finance, 10.88%, 1/15/31 (e)	265
400,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	412
250,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (a)	245
175,000	Marriott International Inc., 4.50%, 10/15/31 (h)	175
250,000	Medco Cypress Tree Pte Ltd. 144A, 8.63%, 5/19/30 (a)	265
200,000	Meta Platforms Inc., 4.20%, 11/15/30	200
225,000	Meta Platforms Inc., 5.50%, 11/15/45	223
240,000	Meta Platforms Inc., 5.63%, 11/15/55	238
190,000	Meta Platforms Inc., 5.75%, 11/15/65	189
400,000	Minerva Luxembourg SA, 8.88%, 9/13/33 (e)	438

Principal or Shares	Security Description	Value (000)
250,000	Morgan Stanley Private Bank N.A., (U.S. Secured Overnight Financing Rate + 1.080%), 4.73%, 7/18/31 (c)	$254
250,000	MPLX LP, 5.40%, 9/15/35	251
200,000	Novo Banco SA, (5 yr. Euro Swap + 6.714%), 9.88%, 12/01/33 EUR (c)(d)(e)	270
200,000	Oceanica Lux, 13.00%, 10/02/29 (e)	198
190,000	OHI Group SA 144A, 13.00%, 7/22/29 (a)	196
250,000	Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a) (d)	299
375,000	Open Text Corp. 144A, 6.90%, 12/01/27 (a)	391
200,000	Orbia Advance Corp. SAB de CV 144A, 7.50%, 5/13/35 (a)	199
275,000	OVH Groupe SA, 4.75%, 2/05/31 EUR (d)(e)	321
100,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (d) (e)	115
375,000	Petroleos Mexicanos, 6.35%, 2/12/48	301
275,000	Phoenix Aviation Capital Ltd. 144A, 9.25%, 7/15/30 (a)	290
425,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	447
175,000	Quikrete Holdings Inc. 144A, 6.75%, 3/01/33 (a)	182
225,000	QXO Building Products Inc. 144A, 6.75%, 4/30/32 (a)	233
375,000	Saavi Energia Sarl, 8.88%, 2/10/35 (e)	404
200,000	Sagax AB, 4.38%, 5/29/30 EUR (d)(e)(h)	241
250,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 EUR (d)(e)	277
150,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (c)	153
450,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (a)	461
325,000	Scotiabank Peru SAA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.309%), 6.10%, 10/01/35 (a)(c)(h)	338
400,000	Societe Generale SA, (3 mo. EURIBOR + 0.950%), 0.50%, 6/12/29 EUR (c)(d)(e)	436
425,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	405
300,000	Standard Building Solutions Inc. 144A, 6.25%, 8/01/33 (a)	306
350,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)	374
200,000	Sumitomo Mitsui Trust Group Inc. 144A, (U.S. Secured Overnight Financing Rate + 1.650%), 5.42%, 9/11/36 (a)(c)	203
350,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (a)	361
130,000	Synopsys Inc., 5.00%, 4/01/32	133
165,000	Synopsys Inc., 5.15%, 4/01/35	168
300,000	TDF Infrastructure SASU, 4.13%, 10/23/31 EUR (d)(e)	353
300,000	Tesco Corporate Treasury Services PLC, 3.38%, 5/06/32 EUR (d)(e)	348
100,000	Toronto-Dominion Bank, 4.11%, 10/13/28	100
100,000	Toronto-Dominion Bank, 4.81%, 6/03/30	102
250,000	Turkiye Garanti Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.867%), 7.63%, 4/15/36 (a)(c)	251
250,000	Uber Technologies Inc., 4.15%, 1/15/31	248
285,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	287
350,000	Viper Energy Partners LLC, 4.90%, 8/01/30	353
350,000	VISA, Inc., 2.25%, 5/15/28 EUR (d)	402

Annual Financial Statements and Other Information 114

Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
230,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.500%), 5.15%, 4/23/31 (c) (h)	$237
175,000	WMG Acquisition Corp. 144A, 3.75%, 12/01/29 (a)	168
250,000	YPF SA 144A, 8.75%, 9/11/31 (a)	257

Total Corporate Bond (Cost - $30,096)		30,769

Foreign Government (15%)
375,000	Albania Government International Bond 144A, 4.75%, 2/14/35 EUR (a)(d)	445
450,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	316
36,000,000	Brazil Letras do Tesouro Nacional, 14.11%, 4/01/26 BRL (b)(d)	6,327
8,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (d)	1,310
300,000	Costa Rica Government International Bond, 7.16%, 3/12/45 (e)	330
275,000	Dominican Republic International Bond, 5.95%, 1/25/27 (e)	279
350,000	Dominican Republic International Bond 144A, 5.88%, 10/28/35 (a)	350
250,000	Egypt Government International Bond, 5.63%, 4/16/30 EUR (d)(e)	281
375,000	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	324
300,000	Guatemala Government Bond 144A, 6.25%, 8/15/36 (a)	317
250,000	Guatemala Government Bond, 6.55%, 2/06/37 (e)	270
552,500,000	Hungary Government Bond Series 30/A, 3.00%, 8/21/30 HUF (d)	1,421
400,000	Hungary Government International Bond Series 10Y, 4.50%, 6/16/34 EUR (d)(e)	478
225,000	Ivory Coast Government International Bond, 8.08%, 4/01/36 (e)	238
43,310,000	Mexican Bonos Series M, 7.75%, 11/23/34 MXN (d)(h)	2,199
200,000	Nigeria Government International Bond, 10.38%, 12/09/34 (e)	226
4,000,000	Peru Government Bond 144A, 6.85%, 8/12/35 PEN (a)(d)(e)	1,255
16,775,000	Republic of South Africa Government Bond Series 2035, 8.88%, 2/28/35 ZAR (d)	970
375,000	Republic of Uzbekistan International Bond, 5.10%, 2/25/29 EUR (d)(e)	450
250,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32 (e)	272
130,000	Romanian Government International Bond 144A, 5.75%, 9/16/30 (a)	133
200,000	Romanian Government International Bond 144A, 5.88%, 7/11/32 EUR (a)(d)	241
200,000	Sri Lanka Government International Bond, 3.10%, 1/15/30 (e)	189
225,000	Sri Lanka Government International Bond, 3.60%, 2/15/38 (e)	208
200,000	Suriname Government International Bond 144A, 7.70%, 11/06/30 (a)	201
200,000	Suriname Government International Bond 144A, 8.50%, 11/06/35 (a)	206
459,589	Zambia Government International Bond, 5.75%, 6/30/33 (e)	443

Total Foreign Government (Cost - $19,124)		19,679

Principal or Shares	Security Description	Value (000)
Mortgage Backed (35%)
325,000	1301 Trust 2025-1301 144A, 5.06%, 8/11/42 (a)(i)	$330
250,000	1301 Trust 2025-1301 144A, 6.22%, 8/11/42 (a)(i)	254
100,000	ACRE Commercial Mortgage Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.364%), 6.39%, 12/18/37 (a)(c)	99
500,000	Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.291%), 6.32%, 8/18/42 (a)(c)	500
400,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.833%), 5.86%, 1/20/43 (a)(c)	400
275,000	Arbor Realty Commercial Real Estate Notes LLC 2025-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 3.293%), 7.32%, 1/20/43 (a)(c)	275
350,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 3.014%), 7.05%, 11/15/36 (a) (c)	350
300,000	AREIT Ltd. 2025-CRE10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.542%), 5.58%, 1/17/30 (a)(c)	300
320,000	ARES1 2024-IND2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.48%, 10/15/34 (a)(c)	321
130,000	BDS LLC 2025-FL14 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.89%, 10/17/42 (a)(c)	127
300,000	BDS LLC 2025-FL15 144A, (1 mo. Term Secured Overnight Financing Rate + 2.150%), 6.18%, 3/19/43 (a)(c)	301
525,000	BFLD Commercial Mortgage Trust 2025-660F 144A, (1 mo. Term Secured Overnight Financing Rate + 1.800%), 5.76%, 11/15/42 (a)(c)	527
275,000	BFLD Commercial Mortgage Trust 2025-660F 144A, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.71%, 11/15/42 (a)(c)	276
625,000	Bravo Residential Funding Trust 2025-NQM10 144A, 4.87%, 9/25/65 (a)(i)	624
500,000	BRAVO Residential Funding Trust 2024-NQM7 144A, 6.38%, 10/27/64 (a)(i)	507
327,373	BRAVO Residential Funding Trust 2025-NQM6 144A, 5.59%, 6/25/65 (a)	328
475,000	BRAVO Residential Funding Trust 2025-NQM6 144A, 6.03%, 6/25/65 (a)(i)	480
555,734	BRAVO Residential Funding Trust 2025-NQM7 144A, 5.46%, 7/25/65 (a)	560
387,531	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.114%), 6.15%, 9/15/36 (a)(c)	387
287,485	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 1.380%), 5.41%, 8/15/42 (a)(c)	288
311,443	BX Commercial Mortgage Trust 2025-BCAT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 6.68%, 8/15/42 (a)(c)	314
550,000	BX Mortgage Trust 2025-BIO3 144A, 6.56%, 2/10/42 (a)	566
460,000	BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a)	451

115 Payden Mutual Funds

Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
500,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 6.72%, 5/15/38 (a)(c)	$501
425,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 1.893%), 5.92%, 3/15/42 (a)(c)	426
300,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.192%), 6.22%, 3/15/42 (a)(c)	300
300,000	BX Trust 2025-VLT6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.592%), 6.62%, 3/15/42 (a)(c)	300
300,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.700%), 5.73%, 7/15/44 (a)(c)	302
400,000	BX Trust 2025-VLT7 144A, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.28%, 7/15/44 (a)(c)	403
425,000	Century Plaza Towers 2019-CPT 144A, 3.00%, 11/13/39 (a)(i)	376
244,530	COLT Mortgage Loan Trust 2025-8 144A, 5.48%, 8/25/70 (a)	247
366,795	COLT Mortgage Loan Trust 2025-8 144A, 5.89%, 8/25/70 (a)	370
550,000	COMM Mortgage Trust 2025-SBX 144A, 5.84%, 8/10/41 (a)(i)	553
650,000	Connecticut Avenue Securities Series 2025- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.500%), 5.68%, 1/25/45 (a)(c)	651
254,193	Connecticut Avenue Securities Trust 2019- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.864%), 8.05%, 9/25/39 (a)(c)	260
800,000	Connecticut Avenue Securities Trust 2021-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.18%, 10/25/41 (a)(c)	832
925,000	Connecticut Avenue Securities Trust 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 10.38%, 11/25/41 (a)(c)	966
825,000	Connecticut Avenue Securities Trust 2022-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.18%, 12/25/41 (a)(c)	864
1,075,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 8.68%, 1/25/42 (a)(c)	1,116
500,000	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.500%), 7.68%, 3/25/42 (a)(c)	517
200,000	Connecticut Avenue Securities Trust 2022-R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.500%), 13.68%, 3/25/42 (a)(c)	220
200,000	Connecticut Avenue Securities Trust 2022-R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.850%), 14.03%, 3/25/42 (a)(c)	222

Principal or Shares	Security Description	Value (000)
500,000	Connecticut Avenue Securities Trust 2022- R09 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.750%), 8.93%, 9/25/42 (a)(c)	$532
1,300,000	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.900%), 8.08%, 4/25/43 (a)(c)	1,374
387,018	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.18%, 2/25/45 (a)(c)	388
450,000	Connecticut Avenue Securities Trust 2025- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 5.78%, 2/25/45 (a)(c)	451
575,000	Cross Mortgage Trust 2024-H8 144A, 6.32%, 12/25/69 (a)(i)	583
512,299	Cross Mortgage Trust 2025-H6 144A, 5.18%, 7/25/70 (a)(i)	513
565,421	Cross Mortgage Trust 2025-H7 144A, 4.93%, 9/25/70 (a)(i)	564
491,670	Cross Mortgage Trust 2025-H7 144A, 5.29%, 9/25/70 (a)	491
350,000	DBC Mortgage Trust 2025-DBC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 5.40%, 6/15/38 (a)(c)	351
500,000	DBC Mortgage Trust 2025-DBC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.65%, 6/15/38 (a)(c)	501
375,000	DBC Mortgage Trust 2025-DBC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.050%), 6.10%, 6/15/38 (a)(c)	377
335,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	346
400,000	DGWD Trust 2025-INFL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.600%), 5.63%, 8/15/35 (a)(c)	402
325,000	Durst Commercial Mortgage Trust 2025-151 144A, 5.82%, 8/10/42 (a)(i)	332
400,000	Durst Commercial Mortgage Trust 2025-151 144A, 6.79%, 8/10/42 (a)(i)	413
375,000	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.600%), 6.75%, 10/15/42 (a)(c)	379
180,000	Extended Stay America Trust 2025-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 4.100%), 8.25%, 10/15/42 (a)(c)	182
123,443	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 16.55%, 9/25/28 (c)	128
49,278	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.05%, 10/25/28 (c)	52
97,996	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 14.55%, 1/25/29 (c)	104
297,454	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 14.80%, 5/25/28 (c)	299

116 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,075,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.350%), 7.53%, 9/25/41 (a)(c)	$1,093
425,000	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.250%), 10.43%, 9/25/41 (a)(c)	441
650,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.800%), 11.98%, 11/25/41 (a)(c)	690
300,000	Freddie Mac STACR REMIC Trust 2021-HQA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.750%), 7.93%, 12/25/41 (a)(c)	308
500,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.750%), 7.93%, 2/25/42 (a)(c)	517
350,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.750%), 8.93%, 2/25/42 (a)(c)	365
525,000	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.500%), 12.68%, 2/25/42 (a)(c)	568
950,000	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.000%), 11.18%, 3/25/42 (a)(c)	1,022
650,000	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.350%), 8.53%, 4/25/42 (a)(c)	681
108,576	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.03%, 11/25/43 (a)(c)	109
250,000	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.350%), 7.53%, 11/25/43 (a)(c)	264
625,000	Freddie Mac STACR REMIC Trust 2024-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.13%, 2/25/44 (a)(c)	632
350,000	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.18%, 3/25/44 (a)(c)	354
725,000	Freddie Mac STACR REMIC Trust 2021-DNA6 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.500%), 11.68%, 10/25/41 (a)(c)	764
600,000	FS Rialto Issuer LLC 2025-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.385%), 5.42%, 8/19/42 (a)(c)	600
400,000	Greystone CRE Notes HC-4 LLC 2025-HC4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.784%), 5.93%, 10/15/42 (a)(c)	400

Principal or Shares	Security Description	Value (000)
246,313	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 3.640%), 7.67%, 10/15/41 (a)(c)	$248
528,574	JP Morgan Mortgage Trust Series 2025-NQM1 144A, 5.59%, 6/25/65 (a)	534
300,000	KREF 2022-FL3 Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.800%), 6.80%, 2/17/39 (a)(c)	299
375,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 5.33%, 5/15/39 (a)(c)	363
241,708	MCR Mortgage Trust 2024-HTL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.758%), 5.79%, 2/15/37 (a)(c)	242
525,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 5.57%, 11/18/39 (a)(c)	526
225,000	NYC Commercial Mortgage Trust 2025-28L 144A, 5.01%, 11/05/38 (a)(i)	225
330,359	OBX Trust 2025-NQM7 144A, 5.56%, 5/25/55 (a)	334
400,000	OBX Trust 2023-NQM4 144A, 7.09%, 3/25/63 (a)(c)(i)	402
147,425	OBX Trust 2024-NQM12 144A, 5.83%, 7/25/64 (a)	148
355,617	OBX Trust 2025-NQM5 144A, 5.52%, 3/25/65 (a)	357
396,639	OBX Trust 2025-NQM6 144A, 5.96%, 3/25/65 (a)	401
825,000	OBX Trust 2025-NQM19 144A, 4.87%, 10/25/65 (a)(i)	823
900,000	Palisades Center Trust 2016-PLSD 144A, 3.36%, 4/13/33 (a)(j)	—
475,000	SCG Trust 2025-SNIP 144A, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 5.53%, 9/15/42 (a)(c)	476
775,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.443%), 5.48%, 2/15/42 (a)(c)	771
275,000	SWCH Commercial Mortgage Trust 2025-DATA 144A, (1 mo. Term Secured Overnight Financing Rate + 2.641%), 6.67%, 2/15/42 (a)(c)	274
250,000	TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 2.650%), 0.00%, 6/18/43 (a)(b)(c)	251
275,000	UK Logistics DAC 2025-2A 144A, (Sterling Overnight Index Average + 1.650%), 0.01%, 8/17/35 GBP (a)(b)(c)(d)	362
300,000	UK Logistics DAC 2025-2A 144A, (Sterling Overnight Index Average + 1.330%), 0.01%, 8/17/35 GBP (a)(b)(c)(d)	395
444,030	Verus Securitization Trust 2025-8 144A, 5.22%, 9/25/70 (a)	443
400,000	VRTX Trust 2025-HQ 144A, 5.92%, 8/05/42 (a)(i)	407
350,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 5.50%, 10/13/39 (a)(i)	352
275,000	VTR Commercial Mortgage Trust 2025-STEM 144A, 6.71%, 10/13/39 (a)(i)	277
200,000	Wells Fargo Commercial Mortgage Trust 2024- MGP 144A, (1 mo. Term Secured Overnight Financing Rate + 2.939%), 6.97%, 8/15/41 (a)(c)	200

Annual Financial Statements and Other Information 117

Payden Managed Income Fund continued

Principal or Shares	Security Description	Value (000)
7,494,932	Wells Fargo Commercial Mortgage Trust 2018- C46, 0.90%, 8/15/51 (i)	$124

Total Mortgage Backed (Cost - $45,657)		44,795

U.S. Treasury (1%)
1,150,000	U.S. Treasury Note, 3.88%, 7/31/27 (Cost - $1,158)	1,155

Stock (0%)
Private Equity (0%)
2,854	Luxco 3 Restructuring (d) (Cost - $–)	48

Rights (0%)
271	Altice France CVR (d)(k) (Cost - $–)	4

Total Stock (Cost - $–)		52

Investment Company (4%)
2,021,500	Payden Cash Reserves Money Market Fund*	2,021
397,140	Payden Emerging Markets Local Bond Fund, SI Class*	3,869

Total Investment Company (Cost - $5,746)		5,890

Purchase Options (0%)
Total Purchase Options (Cost - $59)		28

Total Investments, Before Written Options (Cost - $130,629) (102%)		130,602

Written Options (0%)
Total Written Options (Cost - $(8))		(8)

Total Investments (Cost - $130,621) (102%)		130,594
Liabilities in excess of Other Assets (-2%)		(3,182)

Net Assets (100%)		$127,412

*	Affiliated investment.
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Yield to maturity at time of purchase.
(c)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(d)	Principal in foreign currency.
(e)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)	All or a portion of these securities are on loan. At October 31, 2025, the total market value of the Fund’s securities on loan is $1,037 and the total market value of the collateral held by the Fund is $1,106. Amounts in 000s.
(i)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Non-income producing

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
Energy Select Sector SPDR Fund	335	$4	$75	11/21/2025	$4	Put
S&P 500 Emini	6	24	6800	11/28/2025	24	Put

Total Purchase Options					$28

Written Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
S&P 500 Emini	6	(8)	6500	11/28/2025	$(8)	Put

118 Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
AUD 7,536	USD 4,913	HSBC Bank USA, N.A.	11/20/2025	$19
USD 1,353	GBP 1,002	BNP PARIBAS	11/20/2025	37
USD 6,461	BRL 36,000	BNP PARIBAS	04/07/2026	8
USD 79	AUD 119	HSBC Bank USA, N.A.	11/20/2025	1
USD 2,685	CHF 2,134	HSBC Bank USA, N.A.	11/20/2025	27
USD 1,358	EUR 1,157	HSBC Bank USA, N.A.	11/20/2025	23
USD 3,566	GBP 2,662	HSBC Bank USA, N.A.	11/20/2025	69
USD 1,768	JPY 264,400	HSBC Bank USA, N.A.	11/20/2025	49
USD 1,384	NOK 13,560	HSBC Bank USA, N.A.	11/20/2025	45
USD 584	CAD 801	Morgan Stanley	03/18/2026	9
USD 11,909	EUR 10,062	Morgan Stanley	03/18/2026	226
USD 2,475	GBP 1,833	Morgan Stanley	03/18/2026	66

				579

Liabilities:
CAD 420	USD 303	Morgan Stanley	03/18/2026	(2)
EUR 1,374	USD 1,613	HSBC Bank USA, N.A.	11/20/2025	(28)
EUR 1,830	USD 2,155	Morgan Stanley	03/18/2026	(30)
GBP 3,664	USD 4,934	HSBC Bank USA, N.A.	11/20/2025	(121)
JPY 591,200	USD 4,033	HSBC Bank USA, N.A.	11/20/2025	(189)
NOK 13,560	USD 1,347	HSBC Bank USA, N.A.	11/20/2025	(8)
USD 1,258	COP 5,119,515	Barclays Bank PLC	11/19/2025	(66)
USD 63	BRL 350	BNP PARIBAS	11/19/2025	(1)
USD 807	HUF 272,539	BNP PARIBAS	11/20/2025	(2)
USD 1,170	PEN 4,139	BNP PARIBAS	11/20/2025	(58)
USD 1,261	ZAR 22,140	BNP PARIBAS	11/20/2025	(14)
USD 2,222	MXN 41,437	HSBC Bank USA, N.A.	11/20/2025	(3)
ZAR 5,437	USD 316	BNP PARIBAS	11/20/2025	(3)

				(525)

Net Unrealized Appreciation (Depreciation)				$54

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
3 Month SOFR Future	114	Dec-26	$27,589	$9	$9
U.S. 10-Year Ultra Future	32	Dec-25	3,696	(19)	(19)
U.S. Treasury 10-Year Note Future	71	Dec-25	8,000	(77)	(77)
U.S. Treasury 5-Year Note Future	113	Dec-25	12,341	(23)	(23)

					(110)

Short Contracts:
Euro-Bobl Future	22	Dec-25	(2,999)	(13)	(13)
Euro-Bund Future	25	Dec-25	(3,729)	(47)	(47)
Euro-Schatz Future	19	Dec-25	(2,345)	(1)	(1)
Long Gilt Future	2	Dec-25	(246)	(8)	(8)
U.S. Long Bond Future	24	Dec-25	(2,816)	(31)	(31)
U.S. Treasury 2-Year Note Future	88	Dec-25	(18,325)	26	26
U.S. Ultra Bond Future	38	Dec-25	(4,609)	(103)	(103)

					(177)

Total Futures					$(287)

Annual Financial Statements and Other Information 119

Payden Managed Income Fund continued

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Sold (Relevant Credit:Markit CDX, North
America High Yield Series 45 Index), Pay 5.00% Quarterly,
Receive upon credit default	12/20/2030	$2,600	$203	$187	$16

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,037
Non-cash Collateral[2]	(1,037)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

120 Payden Mutual Funds

Payden Equity Income Fund

Schedule of Investments - October 31, 2025

Principal or Shares	Security Description	Value (000)
Corporate Bond (2%)
10,300,000	Citigroup Inc. FF, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.726%), 6.95% (a)(b)	$10,609
5,700,000	Huntington Bancshares Inc. K, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.653%), 6.25% (a)(b)	5,654
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (a)(c)	2,438

Total Corporate Bond (Cost - $19,097)		18,701

Common Stock (91%)
Communication (9%)
165,800	Alphabet Inc., Class A	46,621
211,600	Corning Inc.	18,849
17,600	Meta Platforms Inc., Class A	11,411
33,400	T-Mobile U.S. Inc.	7,016
313,000	Verizon Communications Inc.	12,439

		96,336

Consumer Discretionary (8%)
114,900	Amazon.com Inc. (d)	28,061
1,500	Booking Holdings Inc.	7,617
78,800	Lennar Corp., Class A	9,753
34,200	McDonald’s Corp.	10,206
125,400	TJX Cos. Inc.	17,573

		73,210

Consumer Staple (6%)
9,500	Costco Wholesale Corp.	8,659
334,300	Koninklijke Ahold Delhaize NV (e)	13,683
105,100	PepsiCo Inc.	15,354
64,400	Procter & Gamble Co.	9,684
179,400	Walmart Inc.	18,152

		65,532

Energy (3%)
98,900	Chevron Corp.	15,598
212,000	Coterra Energy Inc.	5,016
106,200	Valero Energy Corp.	18,007

		38,621

Financial (23%)
25,800	American Express Co.	9,307
1,434,000	Aviva PLC (e)	12,595
550,900	Bank of America Corp.	29,446
20,500	Blackrock Inc.	22,198
234,800	Fifth Third Bancorp	9,772
143,700	JPMorgan Chase & Co.	44,708
98,200	MetLife Inc.	7,838
165,300	Morgan Stanley	27,109
87,400	Nasdaq Inc.	7,472
2,058,000	NatWest Group PLC (e)	15,789
15,700	S&P Global Inc.	7,649
46,400	Visa Inc., Class A	15,810
332,400	Wells Fargo & Co.	28,909

		238,602

Healthcare (11%)
54,700	AbbVie Inc.	11,927
37,000	Cigna Group	9,043
248,700	CVS Health Corp.	19,436
90,200	Gilead Sciences Inc.	10,805
64,900	Johnson & Johnson	12,258
19,200	McKesson Corp.	15,578
188,500	Merck & Co. Inc.	16,207

Principal or Shares	Security Description	Value (000)
194,500	Pfizer Inc.	$4,794
85,900	Quest Diagnostics Inc.	15,114
27,500	Stryker Corp.	9,797

		124,959

Industrial (10%)
139,900	AECOM	18,795
22,000	Cummins Inc.	9,629
32,900	Eaton Corp. PLC	12,553
83,700	General Electric Co.	25,859
73,100	ITT Inc.	13,529
88,300	Jacobs Solutions Inc.	13,758
76,400	RTX Corp.	13,637
52,100	Vinci SA (e)	6,960

		114,720

Material (2%)
160,200	CRH PLC	19,080

Technology (12%)
64,900	Analog Devices Inc.	15,195
25,300	Broadcom Inc.	9,352
253,900	Cisco Systems Inc.	18,563
59,900	International Business Machines Corp.	18,414
26,100	Microsoft Corp.	13,515
78,800	Oracle Corp.	20,694
218,600	SS&C Technologies Holdings Inc.	18,563
44,500	Texas Instruments Inc.	7,185

		121,481

Utility (7%)
365,900	Dominion Energy Inc.	21,475
229,800	Duke Energy Corp.	28,564
344,800	Exelon Corp.	15,902
470,900	SSE PLC (e)	11,853

		77,794

Total Common Stock		970,335

Master Limited Partnership (2%)
730,100	Energy Transfer LP	12,288
408,900	Enterprise Products Partners LP	12,590

Total Master Limited Partnership		24,878

Real Estate Investment Trust (4%)
372,100	Annaly Capital Management Inc.	7,877
346,500	Kimco Realty Corp.	7,159
93,500	Prologis Inc.	11,603
74,000	Simon Property Group Inc.	13,006

Total Real Estate Investment Trust		39,645

Total Stock (Cost - $819,903)		1,034,858

Investment Company (1%)
11,684,253	Payden Cash Reserves Money Market Fund*
	(Cost - $11,684)	11,684

Total Investments (Cost - $850,684) (100%)		1,065,243
Other Assets, net of Liabilities (0%)		3,459

Net Assets (100%)		$1,068,702

Annual Financial Statements and Other Information 121

Payden Equity Income Fund continued

*	Affiliated investment.
(a)	Perpetual security with no stated maturity date.
(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2025.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Non-income producing
(e)	Principal in foreign currency.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 26,286	EUR 22,156	Morgan Stanley	03/18/2026	$561
USD 42,201	GBP 31,191	Morgan Stanley	03/18/2026	1,224

				1,785

Liabilities:
EUR 3,794	USD 4,514	Morgan Stanley	03/18/2026	(109)

Net Unrealized Appreciation (Depreciation)				$1,676

See notes to financial statements.

122 Payden Mutual Funds

Statements of Assets and Liabilities

October 31, 2025

(a)

Payden Limited Maturity Fund, Payden Low Duration Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund and Payden Floating Rate Fund Adviser Class’s Net Asset Value Per Share are calculated using unrounded net assets $7,621.64, $110.73, $1,275,651.89, $6,588.22, $113.55, $32,629.16 and $53,251.43 divided by unrounded shares 798.92, 11.20, 136,093.73, 655.00, 11.72, 3,446.88 and 5,522.91 respectively. Payden Securitized Income Fund and Payden Managed Income Fund, Investor Class’s and Retirement Class’s Net Asset Value Per Share are calculated using unrounded net assets $2,454,545.68 and $35,801,665.28 divided by unrounded shares 244,454.00 and 3,814,677.72 respectively.

Annual Financial Statements and Other Information 123

Statements of Assets and Liabilities

October 31, 2025

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund		Payden Low Duration Fund
ASSETS:
Investments, at value*	$262,203	$2,065,279		$795,279
Affiliated investments, at value**	—	47,095		13,658
Repurchase agreements, at value***	141,000	—		—
Foreign cash****	—	1		2
Cash	—	—		430
Cash pledged for financial futures contracts	—	—		1,652
Cash pledged for centrally cleared swaps	—	—		—
Cash pledged for foreign currency	—	—		—
Receivable for:
Interest and dividends	214	10,403		6,026
Investments sold	—	7		15
Fund shares sold	846	10,209		197
Futures	—	—		—
Forward currency contracts	—	48		—
Variation margin on centrally cleared swaps	—	—		—
Receivable from Advisor (Note 3)	—	—		—
Other assets	1,113	20		19

Total Assets	405,376	2,133,062		817,278

LIABILITIES:
Payable for:
Bank overdraft	—	107		—
Forward currency contracts	—	5		—
Investments purchased	19,751	19,351		11,401
Fund shares redeemed	817	1,408		225
Deferred foreign capital gains tax liability	—	—		—
Futures	—	—		3
Variation margin on centrally cleared swaps	—	—		—
Options written*****	—	—		—
Distributions payable	906	488		328
Liability for securities on loan (Note 2)	—	7,612		116
Accrued expenses:
Investment advisory fees (Note 3)	7	15		168
Administration fees (Note 3)	52	267		103
Distribution fees (Notes 3)	—	—		—
Trustee fees and expenses	20	99		39
Other liabilities	61	389		284

Total Liabilities	21,614	29,741		12,667

NET ASSETS	$383,762	$2,103,321		$804,611

NET ASSETS:
Paid in capital	$383,781	$2,094,354		$844,206
Distributable earnings (loss)	(19)	8,967		(39,595)

NET ASSETS	$383,762	$2,103,321		$804,611

NET ASSET VALUE — offering and redemption price per share in whole dollars
Investor Class
Net Assets	$383,762	$621,994		$455,502
Shares Outstanding	383,773	65,047		46,129
Net Asset Value Per Share	$1.00	$9.56		$9.87

SI Class
Net Assets	—	$1,481,320		$349,109
Shares Outstanding	—	154,876		35,357
Net Asset Value Per Share	—	$9.56		$9.87

Adviser Class
Net Assets	—	$7		—
Shares Outstanding	—	1		—
Net Asset Value Per Share	—	$9.54	(a)	$9.89	(a)

* Investments, at cost	$262,203	$2,055,629		$792,204
** Affiliated investments, at cost	—	47,834		13,658
*** Repurchase agreements, at cost	141,000	—		—
**** Foreign cash, at cost	—	1		2
***** Options written, at cost	—	—		—

See notes to financial statements.

124 Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund		Payden Corporate Bond Fund		Payden Strategic Income Fund		Payden Absolute Return Bond Fund	Payden Securitized Income Fund

$61,832	$106,219	$860,638		$402,714		$153,997		$622,396	$112,677
1,271	1,473	45,443		16,885		11,878		27,779	3,653
—	—	—		—		—		—	—
—	—	5,610		—		2,388		2,318	32
1	—	—		—		—		1,273	—
195	157	3,024		512		152		2,672	34
—	—	1,072		—		46		375	—
—	—	—		—		—		590	—

467	310	6,110		4,463		1,394		3,604	324
30	—	3,240		—		—		18,778	—
1	1	5,287		179		4,186		20	2,292
—	—	—		30		5		124	—
—	—	324		—		199		2,970	79
—	—	70		—		13		—	—
1	—	—		—		—		—	9
9	3	23		7		13		23	13

63,807	108,163	930,841		424,790		174,271		682,922	119,113

—	—	31		48		3		—	3
—	—	—		—		—		2,048	—
—	20,361	20,027		3,832		1,082		38,458	10,667
11	58	—		36		1		1,316	—
—	—	—		—		—		—	—
1	2	286		32		10		46	—
—	—	—		—		—		4	—
—	—	—		—		—		231	—
164	146	—		—		—		—	—
—	—	8,896		5,788		1,978		439	—

—	2	126		124		16		119	—
8	11	114		53		20		83	13
—	—	1		—		—		—	—
3	4	42		19		8		31	4
72	90	205		163		109		206	86

259	20,674	29,728		10,095		3,227		42,981	10,773

$63,548	$87,489	$901,113		$414,695		$171,044		$639,941	$108,340

$72,738	$141,801	$1,051,249		$457,856		$179,674		$685,831	$108,074
(9,190)	(54,312)	(150,136)		(43,161)		(8,630)		(45,890)	266

$63,548	$87,489	$901,113		$414,695		$171,044		$639,941	$108,340

$63,548	$87,489	$274,838		$191,121		$94,201		$148,782	$2,454
6,666	11,256	29,318		19,166		9,683		15,733	244
$9.53	$7.77	$9.37		$9.97		$9.73		$9.46	$10.04	(a)

—	—	$624,999		$223,567		$76,843		$491,126	$105,886
—	—	66,736		22,425		7,900		51,860	10,550
—	—	$9.37		$9.97		$9.73		$9.47	$10.04

—	—	$1,276		$7		—		$33	—
—	—	136		1		—		3	—
—	—	$9.37	(a)	$10.06	(a)	$9.69	(a)	$9.47 (a)	—

$61,728	$108,660	$867,634		$410,959		$154,159		$623,934	$112,497
1,271	1,473	44,751		16,657		11,777		27,001	3,653
—	—	—		—		—		—	—
—	—	5,760		—		2,388		2,327	32
—	—	—		—		—		(334)	—

See notes to financial statements.

Annual Financial Statements and Other Information 125

Statements of Assets and Liabilities continued

October 31, 2025

Numbers in 000s

	Payden Floating Rate Fund		Payden High Income Fund	Payden California Municipal Social Impact Fund
ASSETS:
Investments, at value*	$128,479		$972,302	$254,249
Affiliated investments, at value**	126		73,474	4,803
Foreign cash***	14		12,070	—
Cash	59		46	—
Cash pledged for financial futures contracts	—		615	—
Cash pledged for centrally cleared swaps	—		610	—
Cash pledged for OTC derivatives	—		—	—
Cash pledged for foreign currency	—		850	—
Receivable for:
Interest and dividends	672		14,616	2,783
Investments sold	5,872		—	2,000
Fund shares sold	330		8,354	75
Futures	—		—	—
Forward currency contracts	14		383	—
Variation margin on centrally cleared swaps	—		—	—
Receivable from Advisor (Note 3)	—		—	—
Other assets	38		80	10

Total Assets	135,604		1,083,400	263,920

LIABILITIES:
Payable for:
Bank overdraft	—		—	—
Forward currency contracts	—		—	—
Investments purchased	2,151		20,013	7,800
Fund shares redeemed	19		664	219
Deferred foreign capital gains tax liability	—		—	—
Futures	—		9	—
Variation margin on centrally cleared swaps	—		1,662	—
Options written*****	—		—	—
Distributions payable	—		—	173
Liability for securities on loan (Note 2)	—		19,250	—
Accrued expenses:
Investment advisory fees (Note 3)	20		261	35
Administration fees (Note 3)	18		130	32
Distribution fees (Notes 3)	—		3	—
Trustee fees and expenses	7		60	11
Other liabilities	121		169	102

Total Liabilities	2,336		42,221	8,372

NET ASSETS	$133,268		$1,041,179	$255,548

NET ASSETS:
Paid in capital	$143,873		$1,080,984	$254,178
Distributable earnings (loss)	(10,605)		(39,805)	1,370

NET ASSETS	$133,268		$1,041,179	$255,548

NET ASSET VALUE — offering and redemption price per share in whole dollars
Institutional Class
Net Assets	—		—	—
Shares Outstanding	—		—	—
Net Asset Value Per Share	—		—	—

Investor Class
Net Assets	$54,284		$245,580	$255,189
Shares Outstanding	5,636		19,271	25,515
Net Asset Value Per Share	$9.63		$12.74	$10.00

SI Class
Net Assets	$78,931		$788,024	—
Shares Outstanding	8,189		61,989	—
Net Asset Value Per Share	$9.64		$12.71	—

Adviser Class
Net Assets	$53		$7,575	$359
Shares Outstanding	6		592	36
Net Asset Value Per Share	$9.64	(a)	$12.80	$9.97

Retirement Class
Net Assets	—		—	—
Shares Outstanding	—		—	—
Net Asset Value Per Share	—		—	—

* Investments, at cost	$128,819		$959,534	$248,204
** Affiliated investments, at cost	126		73,474	4,803
*** Foreign cash, at cost	14		12,322	—
***** Options written, at cost	—		—	—

See notes to financial statements.

126 Payden Mutual Funds

Payden Global Low Duration Fund	Payden Global fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Managed Income Fund	Payden Equity Income Fund

$38,585	$138,672	$910,334	$97,398	$83,540	$124,712	$1,053,559
1,079	9,149	25,622	270	7,860	5,890	11,684
—	3,145	2,624	1,315	59	279	1,198
14	—	2,716	24	725	362	—
94	144	794	—	74	502	—
—	104	978	319	438	221	—
—	—	—	280	—	—	—
—	—	1,570	—	—	—	—

300	1,301	14,799	2,022	1,205	853	1,967
2	372	10,836	3,079	794	4,409	—
5	16	5,583	—	4,400	135	183
—	15	9	—	1	26	—
—	1,565	1,762	187	48	579	1,785
—	5	—	—	—	—	—
6	—	—	—	—	—	—
9	7	56	14	17	15	11

40,094	154,495	977,683	104,908	99,161	137,983	1,070,387

—	281	—	—	—	—	700
—	429	2,982	499	32	525	109
1,030	1,966	11,949	1,842	4,085	8,710	—
—	12	3,614	2,400	—	1	93
—	—	—	12	—	—	—
—	31	73	—	3	10	—
—	—	159	45	3	2	—
—	—	—	—	—	8	—
—	—	—	—	—	—	—
52	146	13,054	—	1,380	1,106	—

—	19	333	13	18	9	366
5	19	118	13	11	16	135
—	—	10	—	—	34	6
2	7	60	5	4	6	50
83	111	294	102	100	144	226

1,172	3,021	32,646	4,931	5,636	10,571	1,685

$38,922	$151,474	$945,037	$99,977	$93,525	$127,412	$1,068,702

$41,477	$187,814	$1,134,126	$124,253	$98,205	$131,570	$802,346
(2,555)	(36,340)	(189,089)	(24,276)	(4,680)	(4,158)	266,356

$38,922	$151,474	$945,037	$99,977	$93,525	$127,412	$1,068,702

—	—	—	—	—	$4,633	—
—	—	—	—	—	429	—
—	—	—	—	—	$10.80	—

$38,922	$39,478	$406,835	$2,597	$23,621	—	$268,809
3,993	5,093	36,577	261	2,673	—	15,280
$9.75	$7.75	$11.12	$9.94	$8.84	—	$17.59

—	$111,996	$511,650	$97,380	$69,904	$77,667	$786,594
—	14,489	46,093	9,995	7,897	7,333	44,618
—	$7.73	$11.10	$9.74	$8.85	$10.59	$17.63

—	—	$26,552	—	—	$9,310	$13,299
—	—	2,383	—	—	917	758
—	—	$11.14	—	—	$10.15	$17.54

—	—	—	—	—	$35,802	—
—	—	—	—	—	3,815	—
—	—	—	—	—	$9.39 (a)	—

$39,066	$143,352	$870,248	$95,026	$82,238	$124,883	$839,000
1,079	9,068	25,622	270	7,860	5,746	11,684
—	3,145	2,631	1,319	59	280	1,224
—	—	—	—	—	(8)	—

See notes to financial statements.

Annual Financial Statements and Other Information 127

Statements of Operations

Period ended October 31, 2025

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$18,408	$102,676	$43,060
Interest from affiliated investments	—	401	284
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	2,051	—
Income from securities lending	—	39	6

Investment Income	18,408	105,167	43,350

EXPENSES:
Investment advisory fees (Note 3)	630	5,343	2,517
Administration fees (Note 3)	630	3,026	1,348
Shareholder servicing fees	—	642	288
Distribution fees (Note 3)	—	—	—
Custodian fees	61	115	54
Transfer agent fees	29	94	70
Registration and filing fees	22	64	55
Trustee fees and expenses	67	309	138
Printing and mailing costs	20	107	46
Loan commitment fees	—	30	13
Legal fees	11	56	25
Publication expense	10	43	22
Pricing fees	1	86	33
Fund accounting fees	81	331	156
Insurance	6	27	12
Audit fees	48	52	54
Interest expense	—	—	—

Gross Expenses	1,616	10,325	4,831
Expense subsidy (Note 3)	(566)	(4,978)	(1,172)

Net Expenses	1,050	5,347	3,659

Net Investment Income	17,358	99,820	39,691

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	5	1,421	2,208
Foreign currency transactions	—	(3)	—
Forward foreign exchange contracts	—	138	—
Futures contracts	—	—	(637)
Written option contracts	—	—	—
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	—	2,329	4,668
Translation of assets and liabilities in foreign currencies	—	3	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	—	(13)	—
Affiliated Investments	—	(354)	—
Futures contracts	—	—	1,284
Written option contracts	—	—	—
Swap contracts	—	—	—

Net Realized and Unrealized Gains (Losses)	5	3,521	7,523

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,363	$103,341	$47,214

(1) The Fund commenced operations on March 5, 2025.

See notes to financial statements.

128 Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Securitized Income Fund(1)

$2,766	$4,040	$44,148	$19,507	$8,791	$37,837	$2,640
47	69	253	305	94	251	151
—	—	564	—	142	1,753	14
—	—	2,086	340	325	1,548	—
—	—	38	48	6	18	—

2,813	4,109	47,089	20,200	9,358	41,407	2,805

188	248	2,451	1,345	868	3,121	252
100	138	1,312	577	237	936	75
19	25	219	128	39	198	—
—	—	3	—	—	—	—
12	23	69	31	38	83	23
24	24	66	64	61	67	46
19	19	48	66	45	55	38
10	14	133	59	24	96	9
3	5	46	20	8	33	4
1	1	13	6	2	9	—
2	3	24	11	4	17	1
2	3	22	10	6	16	2
7	17	46	35	46	69	35
21	26	149	72	35	110	18
1	1	12	5	3	8	—
55	57	58	58	61	65	50
—	—	—	—	—	1	—

464	604	4,671	2,487	1,477	4,884	553
(176)	(191)	(707)	(205)	(520)	(1,600)	(275)

288	413	3,964	2,282	957	3,284	278

2,525	3,696	43,125	17,918	8,401	38,123	2,527

(1,206)	(2,795)	(40,899)	(3,378)	(2,280)	(644)	56
—	—	439	—	127	368	(1)
—	—	(88)	—	(250)	(9,137)	(52)
288	103	(1,666)	(646)	(37)	2,321	—
3	—	—	—	—	897	—
(67)	(91)	(2,960)	—	(670)	(1,222)	—

1,959	4,986	55,840	10,542	4,193	8,358	180
—	—	(709)	—	(6)	(75)	—
—	—	—	—	—	—	—
—	—	(114)	—	(15)	(1,035)	79
—	—	702	29	143	932	—
78	20	1,864	789	(84)	(3,406)	(10)
—	—	—	—	—	101	—
—	—	1,448	—	238	62	—

1,055	2,223	13,857	7,336	1,359	(2,480)	252

$3,580	$5,919	$56,982	$25,254	$9,760	$35,643	$2,779

See notes to financial statements.

Annual Financial Statements and Other Information 129

Statements of Operations continued

Period ended October 31, 2025

Numbers in 000s

	Payden Floating Rate Fund	Payden High Income Fund	Payden California Municipal Social Impact Fund
INVESTMENT INCOME:
Interest income (Note 2)	$10,057	$64,439	$7,214
Interest from affiliated investments	392	2,014	265
Dividend income	634	1,921	—
Dividend income from affiliated investment (Note 2)	—	—	—
Income from securities lending	4	407	—
Foreign tax withholdings	—	—	—

Investment Income	11,087	68,781	7,479

EXPENSES:
Investment advisory fees (Note 3)	728	3,245	603
Administration fees (Note 3)	199	1,391	283
Shareholder servicing fees	35	250	54
Distribution fees (Note 3)	1	8	—
Custodian fees	20	31	14
Transfer agent fees	62	65	45
Registration and filing fees	51	52	35
Trustee fees and expenses	20	162	30
Printing and mailing costs	7	43	10
Loan commitment fees	2	13	3
Legal fees	4	—	5
Publication expense	5	20	5
Pricing fees	33	47	19
Fund accounting fees	33	148	38
Insurance	2	13	3
Audit fees	79	65	54
Interest expense	—	—	—

Gross Expenses	1,281	5,553	1,201
Expense subsidy (Note 3)	(430)	(328)	(351)

Net Expenses	851	5,225	850

Net Investment Income	10,236	63,556	6,629

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(2,410)	(5,681)	(459)
Foreign currency transactions	4	640	—
Forward foreign exchange contracts	38	(294)	—
Futures contracts	—	(702)	11
Written option contracts	—	—	—
Swap contracts	—	3	—
Change in net unrealized appreciation (depreciation) from:
Investments	556	12,276	4,140
Translation of assets and liabilities in foreign currencies	(1)	(236)	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	(10)	(185)	—
Affiliated Investments	—	—	—
Futures contracts	—	1,252	99
Written option contracts	—	—	—
Swap contracts	—	(21)	—

Net Realized and Unrealized Gains (Losses)	(1,823)	7,052	3,791

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,413	$70,608	$10,420

See notes to financial statements.

130 Payden Mutual Funds

Payden Global Low Duration Fund	Payden Global fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Managed Income Fund	Payden Equity Income Fund

$2,122	$6,222	$65,410	$6,776	$5,635	$7,763	$416
29	103	728	106	156	60	1,461
—	—	—	—	116	451	19,076
—	530	—	—	—	294	—
18	4	53	—	26	7	—
—	(14)	(59)	(44)	—	1	(63)

2,169	6,845	66,132	6,838	5,933	8,576	20,890

126	445	3,880	505	645	1,291	5,127
63	223	1,293	126	121	176	1,538
13	38	303	17	20	27	322
—	—	54	—	—	166	35
24	40	88	65	41	63	45
23	41	247	43	41	76	156
18	33	37	30	31	80	49
6	23	158	13	12	18	159
2	8	25	5	4	6	52
1	2	13	1	1	2	15
1	4	—	3	2	3	29
2	5	20	3	3	5	26
29	51	24	21	30	61	—
17	33	116	24	26	82	165
1	2	6	1	1	2	14
58	57	64	68	65	65	53
—	2	—	—	—	—	1

384	1,007	6,328	925	1,043	2,123	7,786
(162)	(139)	(185)	(278)	(339)	(1,194)	(782)

222	868	6,143	647	704	929	7,004

1,947	5,977	59,989	6,191	5,229	7,647	13,886

87	(1,788)	(8,314)	(572)	(569)	(874)	60,537
(6)	41	(121)	(48)	(13)	70	329
6	(916)	(5,818)	19	(63)	(1,742)	(1,054)
(34)	(507)	1,456	89	(90)	514	(6,585)
—	—	—	—	—	453	—
—	120	1,366	303	64	197	(228)

174	5,701	69,753	5,716	1,080	2,049	31,781
7	35	13	28	(5)	6	49
—	—	—	2	—	—	—
(7)	(664)	(4,297)	(500)	11	(379)	360
—	162	—	—	—	170	—
54	303	234	(36)	(1)	(782)	—
—	—	—	—	—	(1)	—
—	9	50	(7)	23	16	—

281	2,496	54,322	4,994	437	(303)	85,189

$2,228	$8,473	$114,311	$11,185	$5,666	$7,344	$99,075

See notes to financial statements.

Annual Financial Statements and Other Information 131

Statements of Changes in Net Assets

October 31, 2025

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$17,358	$23,426	$99,820	$109,294
Net realized gains (losses)	5	—	1,556	2,213
Change in net unrealized appreciation/(depreciation)	—	—	1,965	15,112

Change in Net Assets Resulting from Operations	17,363	23,426	103,341	126,619

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(17,346)	(23,420)	(30,635)	(31,012)
SI Class	—	—	(71,803)	(75,457)
Adviser Class	—	—	— (1)	— (1)
Return of capital:
Investor Class	—	—	—	—
SI Class	—	—	—	—
Adviser Class	—	—	—	—

Change in Net Assets from Distributions to Shareholders	(17,346)	(23,420)	(102,438)	(106,469)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	44,484,795	47,217,068	231,881	192,318
SI Class	—	—	271,110	395,003
Adviser Class	—	—	18	— (1)
Reinvestment of distributions:
Investor Class	4,940	7,926	29,983	30,681
SI Class	—	—	66,214	71,357
Adviser Class	—	—	— (1)	— (1)
Cost of fund shares redeemed:
Investor Class	(44,588,677)	(47,189,056)	(187,531)	(323,478)
SI Class	—	—	(257,518)	(397,934)
Adviser Class	—	—	(10)	—

Change in Net Assets from Capital Transactions	(98,942)	35,938	154,147	(32,053)

Total Change in Net Assets	(98,925)	35,944	155,050	(11,903)
NET ASSETS:
Beginning of period	482,687	446,743	1,948,271	1,960,174

End of period	$383,762	$482,687	$2,103,321	$1,948,271

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	482,717	446,779	57,279	67,852

Shares sold	44,484,794	47,217,068	24,269	20,207
Shares issued in reinvestment of distributions	4,940	7,926	3,139	3,220
Shares redeemed	(44,588,678)	(47,189,056)	(19,640)	(34,000)

Change in shares outstanding	(98,944)	35,938	7,768	(10,573)

Outstanding shares at end of period	383,773	482,717	65,047	57,279

SI Class:
Outstanding shares at beginning of period	—	—	146,532	139,352

Shares sold	—	—	28,366	41,456
Shares issued in reinvestment of distributions	—	—	6,929	7,485
Shares redeemed	—	—	(26,951)	(41,761)

Change in shares outstanding	—	—	8,344	7,180

Outstanding shares at end of period	—	—	154,876	146,532

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—

Shares sold	—	—	2	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(1)	—

Change in shares outstanding	—	—	1	—

Outstanding shares at end of period	—	—	1	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	1,201,469	1,178,016
Sale of investments (excluding government)	—	—	946,163	1,110,129
Purchase of government securities	—	—	78,030	33,557
Sale of government securities	—	—	43,544	33,800

(1) Amount is less than $500.

See notes to financial statements.

132 Payden Mutual Funds

Payden		Payden U.S.		Payden		Payden
Low Duration Fund		Government Fund		GNMA Fund		Core Bond Fund
2025	2024	2025	2024	2025	2024	2025	2024

$39,691	$42,259	$2,525	$2,526	$3,696	$3,829	$43,125	$43,713
1,571	(4,092)	(982)	(325)	(2,783)	(1,775)	(45,174)	(24,261)
5,952	30,402	2,037	1,789	5,006	7,321	59,031	82,458

47,214	68,569	3,580	3,990	5,919	9,375	56,982	101,910

(21,091)	(23,136)	(2,517)	(2,531)	(3,541)	(3,477)	(11,435)	(10,565)
(18,230)	(18,812)	—	—	—	—	(27,983)	(30,066)
—(1)	— (1)	—	—	—	—	(58)	(112)

—	—	—	—	—	—	—	(208)
—	—	—	—	—	—	—	(592)
—	—	—	—	—	—	—	(2)

(39,321)	(41,948)	(2,517)	(2,531)	(3,541)	(3,477)	(39,476)	(41,545)

47,321	90,061	1,489	8,797	4,663	18,258	35,265	71,124
93,144	115,977	—	—	—	—	45,537	91,991
—	— (1)	—	—	—	—	60	281

20,924	22,942	464	2,337	1,778	3,055	10,083	9,442
14,450	15,570	—	—	—	—	25,954	28,685
—(1)	— (1)	—	—	—	—	54	111

(141,171)	(176,668)	(8,457)	(3,578)	(17,526)	(19,559)	(38,832)	(64,316)
(211,997)	(149,571)	—	—	—	—	(103,155)	(135,901)
—	—	—	—	—	—	(475)	(1,984)

(177,329)	(81,689)	(6,504)	7,556	(11,085)	1,754	(25,509)	(567)

(169,436)	(55,068)	(5,441)	9,015	(8,707)	7,652	(8,003)	59,798

974,047	1,029,115	68,989	59,974	96,196	88,544	909,116	849,318

$804,611	$974,047	$63,548	$68,989	$87,489	$96,196	$901,113	$909,116

53,565	60,103	7,353	6,547	12,718	12,500	28,603	26,918

4,815	9,267	159	937	617	2,401	3,844	7,655
2,129	2,359	49	249	233	403	1,094	1,030
(14,380)	(18,164)	(895)	(380)	(2,312)	(2,586)	(4,223)	(7,000)

(7,436)	(6,538)	(687)	806	(1,462)	218	715	1,685

46,129	53,565	6,666	7,353	11,256	12,718	29,318	28,603

45,994	47,870	—	—	—	—	70,198	72,010

9,503	11,842	—	—	—	—	4,934	10,007
1,470	1,602	—	—	—	—	2,820	3,136
(21,610)	(15,320)	—	—	—	—	(11,216)	(14,955)

(10,637)	(1,876)	—	—	—	—	(3,462)	(1,812)

35,357	45,994	—	—	—	—	66,736	70,198

—	—	—	—	—	—	175	346

—	—	—	—	—	—	6	31
—	—	—	—	—	—	6	12
—	—	—	—	—	—	(51)	(214)

—	—	—	—	—	—	(39)	(171)

—	—	—	—	—	—	136	175

347,599	306,181	—	—	—	—	366,726	420,818
415,070	410,540	—	—	—	—	323,799	326,952
310,431	290,444	24,863	41,018	11,743	29,796	184,935	221,444
416,443	226,807	30,641	34,231	23,197	28,962	258,604	303,846

See notes to financial statements.

Annual Financial Statements and Other Information 133

Statements of Changes in Net Assets continued

October 31, 2025

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$17,918	$16,837	$8,401	$9,405
Net realized gains (losses)	(4,024)	(6,970)	(3,110)	(364)
Change in net unrealized appreciation/(depreciation)	11,360	39,620	4,469	8,974

Change in Net Assets Resulting from Operations	25,254	49,487	9,760	18,015

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(7,759)	(6,781)	(4,361)	(5,129)
SI Class	(10,147)	(10,036)	(3,513)	(3,916)
Adviser Class	— (2)	— (2)	— (2)	— (2)
Return of capital:
Investor Class	—	—	—	(142)
SI Class	—	—	—	(109)

Change in Net Assets from Distributions to Shareholders	(17,906)	(16,817)	(7,874)	(9,296)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	64,568	52,381	15,975	11,916
SI Class	25,841	27,137	13,532	5,959
Adviser Class	6	— (2)	—	— (2)
Reinvestment of distributions:
Investor Class	7,667	6,678	4,355	5,258
SI Class	10,116	9,965	3,348	3,841
Adviser Class	— (2)	— (2)	—	— (2)
Cost of fund shares redeemed:
Investor Class	(42,669)	(53,471)	(35,165)	(9,318)
SI Class	(33,732)	(40,833)	(16,166)	(15,283)
Adviser Class	—	—	—	—

Change in Net Assets from Capital Transactions	31,797	1,857	(14,121)	2,373

Total Change in Net Assets	39,145	34,527	(12,235)	11,092
NET ASSETS:
Beginning of period	375,550	341,023	183,279	172,187

End of period	$414,695	$375,550	$171,044	$183,279

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	16,152	15,583	11,230	10,409

Shares sold	6,603	5,372	1,660	1,247
Shares issued in reinvestment of distributions	781	686	453	551
Shares redeemed	(4,370)	(5,489)	(3,660)	(977)

Change in shares outstanding	3,014	569	(1,547)	821

Outstanding shares at end of period	19,166	16,152	9,683	11,230

SI Class:
Outstanding shares at beginning of period	22,207	22,573	7,837	8,417

Shares sold	2,637	2,787	1,395	626
Shares issued in reinvestment of distributions	1,032	1,024	348	403
Shares redeemed	(3,451)	(4,177)	(1,679)	(1,609)

Change in shares outstanding	218	(366)	64	(580)

Outstanding shares at end of period	22,425	22,207	7,901	7,837

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—

Shares sold	1	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Change in shares outstanding	1	—	—	—

Outstanding shares at end of period	1	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	188,136	244,120	55,543	91,688
Sale of investments (excluding government)	154,286	246,199	71,500	68,391
Purchase of government securities	2,369	—	26,567	40,715
Sale of government securities	2,349	—	36,543	39,409

(1)	The Fund commenced operations on March 5, 2025.
(2)	Amount is less than $500.

See notes to financial statements.

134 Payden Mutual Funds

Payden Absolute Return Bond Fund		Payden Securitized Income Fund(1)	Payden Floating Rate Fund		Payden High Income Fund
2025	2024	2025	2025	2024	2025	2024

$38,123	$40,069	$2,527	$10,236	$10,832	$63,556	$52,720
(7,417)	(18,034)	3	(2,368)	90	(6,034)	(3,336)
4,937	31,353	249	545	1,451	13,086	55,824

35,643	53,388	2,779	8,413	12,373	70,608	105,208

(9,152)	(9,126)	(60)	(4,299)	(3,328)	(14,831)	(14,074)
(29,487)	(29,588)	(2,453)	(5,909)	(7,518)	(49,975)	(38,641)
(2)	(13)	—	(23)	— (2)	(206)	(1)

—	—	—	—	—	—	—
—	—	—	—	—	—	—

(38,641)	(38,727)	(2,513)	(10,231)	(10,846)	(65,012)	(52,716)

26,466	39,870	2,400	74,624	58,601	250,178	294,383
130,956	57,448	104,468	10,292	2,711	217,920	220,458
—(2)	275	—	606	4	10,635	67

8,824	8,747	59	4,071	3,208	12,067	11,618
22,874	26,307	1,309	2,891	3,570	27,810	28,662
—(2)	11	—	23	— (2)	206	1

(36,206)	(40,171)	(12)	(70,284)	(42,378)	(233,795)	(245,372)
(90,251)	(222,068)	(150)	(10,236)	(18,938)	(106,655)	(79,914)
(252)	(2)	—	(571)	(1)	(3,516)	— (2)

62,411	(129,583)	108,074	11,416	6,777	174,850	229,903

59,413	(114,922)	108,340	9,598	8,304	180,446	282,395

580,528	695,450	—	123,670	115,366	860,733	578,338

$639,941	$580,528	$108,340	$133,268	$123,670	$1,041,179	$860,733

15,833	14,941	—	4,794	2,812	17,040	12,099

2,792	4,195	240	7,678	5,974	19,767	23,569
933	921	5	421	328	955	926
(3,825)	(4,224)	(1)	(7,257)	(4,320)	(18,491)	(19,554)

(100)	892	244	842	1,982	2,231	4,941

15,733	15,833	244	5,636	4,794	19,271	17,040

45,165	59,695	—	7,884	9,175	50,998	37,469

13,788	6,025	10,434	1,054	276	17,259	17,600
2,415	2,768	131	299	365	2,210	2,289
(9,508)	(23,323)	(15)	(1,048)	(1,932)	(8,478)	(6,360)

6,695	(14,530)	10,550	305	(1,291)	10,991	13,529

51,860	45,165	10,550	8,189	7,884	61,989	50,998

30	—	—	—	—	5	—

—	29	—	62	—	850	5
—	1	—	3	—	16	—
(27)	—	—	(59)	—	(279)	—

(27)	30	—	6	—	587	5

3	30	—	6	—	592	5

810,796	701,284	121,435	120,321	78,969	803,893	731,104
761,164	823,330	20,357	108,113	69,944	661,816	524,319
284,863	407,527	5,775	2	1	17,861	3
257,898	467,606	2,642	1,475	2,453	17,820	4,585

See notes to financial statements.

Annual Financial Statements and Other Information 135

Statements of Changes in Net Assets continued

October 31, 2025

Numbers in 000s

	Payden California Municipal Social Impact Fund		Payden Global Low Duration Fund
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$6,629	$5,561	$1,947	$2,095
Net realized gains (losses)	(448)	1,400	53	(185)
Change in net unrealized appreciation/(depreciation)	4,239	6,289	228	1,351

Change in Net Assets Resulting from Operations	10,420	13,250	2,228	3,261

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(6,624)	(5,745)	(1,954)	(2,073)
SI Class	—	—	—	—
Adviser Class	(3)	— (1)	—	—
Return of capital:
Investor Class	—	(272)	—	—
SI Class	—	—	—	—
Adviser Class	—	—	—	—

Change in Net Assets from Distributions to Shareholders	(6,627)	(6,017)	(1,954)	(2,073)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	108,916	27,536	3,737	10,647
SI Class	—	—	—	—
Adviser Class	338	21	—	—
Reinvestment of distributions:
Investor Class	4,751	4,641	1,689	2,038
SI Class	—	—	—	—
Adviser Class	3	— (1)	—	—
Cost of fund shares redeemed:
Investor Class	(24,758)	(29,313)	(11,709)	(14,092)
SI Class	—	—	—	—
Adviser Class	(6)	— (1)	—	—

Change in Net Assets from Capital Transactions	89,244	2,885	(6,283)	(1,407)

Total Change in Net Assets	93,037	10,118	(6,009)	(219)
NET ASSETS:
Beginning of period	162,511	152,393	44,931	45,150

End of period	$255,548	$162,511	$38,922	$44,931

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	16,433	16,155	4,639	4,783

Shares sold	11,118	2,785	384	1,106
Shares issued in reinvestment of distributions	483	469	174	212
Shares redeemed	(2,519)	(2,976)	(1,204)	(1,462)

Change in shares outstanding	9,082	278	(646)	(144)

Outstanding shares at end of period	25,515	16,433	3,993	4,639

SI Class:
Outstanding shares at beginning of period	—	—	—	—

Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—

Change in shares outstanding	—	—	—	—

Outstanding shares at end of period	—	—	—	—

Adviser Class:
Outstanding shares at beginning of period	2	—	—	—

Shares sold	35	2	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(1)	—	—	—

Change in shares outstanding	34	2	—	—

Outstanding shares at end of period	36	2	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	177,492	95,239	18,532	21,484
Sale of investments (excluding government)	78,117	94,284	20,494	26,080
Purchase of government securities	15,632	28,798	8,849	15,422
Sale of government securities	16,290	33,005	10,663	13,878

(1) Amount is less than $500.

See notes to financial statements.

136 Payden Mutual Funds

Payden Global fixed Income Fund		Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund
2025	2024	2025	2024	2025	2024	2025	2024

$5,977	$5,837	$59,989	$58,504	$6,191	$5,295	$5,229	$5,159
(3,050)	(8,773)	(11,431)	(44,596)	(209)	(1,853)	(671)	(119)
5,546	19,255	65,753	128,298	5,203	2,511	1,108	5,689

8,473	16,319	114,311	142,206	11,185	5,953	5,666	10,729

(1,314)	(710)	(23,758)	(19,010)	(454)	(554)	(1,233)	(1,428)
(3,765)	(1,942)	(40,158)	(35,016)	(5,722)	(3,467)	(3,991)	(3,726)
—	—	(1,557)	(1,581)	—	—	—	—

(219)	(816)	(80)	—	—	(166)	(10)	—
(629)	(2,229)	(135)	—	—	(1,037)	(34)	—
—	—	(5)	—	—	—	—	—

(5,927)	(5,697)	(65,693)	(55,607)	(6,176)	(5,224)	(5,268)	(5,154)

7,767	7,212	222,938	144,714	561	8,676	6,531	6,664
655	4,213	93,177	145,857	29,285	79	8,756	23,396
—	—	23,563	18,852	—	—	—	—

1,511	1,502	20,248	13,025	78	121	1,243	890
4,394	4,171	33,631	31,543	3,260	2,751	2,402	2,815
—	—	1,510	1,554	—	—	—	—

(11,428)	(14,187)	(140,063)	(173,780)	(9,689)	(4,055)	(2,594)	(15,880)
(1,463)	(31,760)	(173,657)	(94,669)	(2,600)	(4,977)	(10,181)	(4,793)
—	—	(26,846)	(16,509)	—	—	—	—

1,436	(28,849)	54,501	70,587	20,895	2,595	6,157	13,092

3,982	(18,227)	103,119	157,186	25,904	3,324	6,555	18,667

147,492	165,719	841,918	684,732	74,073	70,749	86,970	68,303

$151,474	$147,492	$945,037	$841,918	$99,977	$74,073	$93,525	$86,970

5,377	6,101	26,890	28,396	1,212	719	2,088	3,048

1,014	957	21,079	14,111	58	900	738	769
197	198	1,902	1,259	8	12	142	103
(1,495)	(1,879)	(13,294)	(16,876)	(1,017)	(419)	(296)	(1,832)

(284)	(724)	9,687	(1,506)	(951)	493	584	(960)

5,093	5,377	36,577	26,890	261	1,212	2,672	2,088

14,020	17,175	50,501	41,882	6,829	7,070	7,793	5,318

86	547	8,913	14,704	3,085	7	986	2,702
575	553	3,185	3,051	348	281	273	325
(192)	(4,255)	(16,506)	(9,136)	(267)	(529)	(1,155)	(552)

469	(3,155)	(4,408)	8,619	3,166	(241)	104	2,475

14,489	14,020	46,093	50,501	9,995	6,829	7,897	7,793

—	—	2,563	2,185	—	—	—	—

—	—	2,204	1,801	—	—	—	—
—	—	142	150	—	—	—	—
—	—	(2,526)	(1,573)	—	—	—	—

—	—	(180)	378	—	—	—	—

—	—	2,383	2,563	—	—	—	—

63,801	80,431	610,454	588,118	78,782	41,578	100,822	123,911
72,434	99,004	607,057	513,128	53,559	45,339	97,821	106,516
12,737	10,808	—	—	—	—	—	—
7,047	19,265	—	—	—	—	—	—

See notes to financial statements.

Annual Financial Statements and Other Information 137

Statements of Changes in Net Assets continued

October 31, 2025

Numbers in 000s

	Payden Managed Income Fund		Payden Equity Income Fund
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$7,647	$7,652	$13,886	$17,874
Net realized gains (losses)	(1,382)	(1,447)	52,999	168,078
Change in net unrealized appreciation/(depreciation)	1,079	3,640	32,190	133,593

Change in Net Assets Resulting from Operations	7,344	9,845	99,075	319,545

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Institutional Class	(343)	(197)	—	—
Investor Class	—	—	(43,324)	(9,533)
SI Class	(4,929)	(4,208)	(110,985)	(26,506)
Adviser Class	(571)	(413)	(2,229)	(434)
Retirement Class	(1,917)	(1,277)	—	—

Change in Net Assets from Distributions to Shareholders	(7,760)	(6,095)	(156,538)	(36,473)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	1,253	1,666	—	—
Investor Class	—	—	31,610	24,414
SI Class	17,108	23,693	22,579	23,142
Adviser Class	1,058	1,291	353	631
Retirement Class	12,382	4,474	—	—
Reinvestment of distributions:
Institutional Class	343	197	—	—
Investor Class	—	—	42,385	8,480
SI Class	4,929	4,208	105,769	25,761
Adviser Class	571	413	2,026	394
Retirement Class	1,917	1,277	—	—
Cost of fund shares redeemed:
Institutional Class	(2,134)	(416)	—	—
Investor Class	—	—	(76,666)	(137,861)
SI Class	(24,490)	(27,850)	(62,196)	(303,034)
Adviser Class	(530)	(1,071)	(3,390)	(3,888)
Retirement Class	(3,541)	(2,506)	—	—

Change in Net Assets from Capital Transactions	8,866	5,376	62,470	(361,961)

Total Change in Net Assets	8,450	9,126	5,007	(78,889)
NET ASSETS:
Beginning of period	118,962	109,836	1,063,695	1,142,584

End of period	$127,412	$118,962	$1,068,702	$1,063,695

FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Outstanding shares at beginning of period	476	339	—	—

Shares sold	118	157	—	—
Shares issued in reinvestment of distributions	33	19	—	—
Shares redeemed	(198)	(39)	—	—

Change in shares outstanding	(47)	137	—	—

Outstanding shares at end of period	429	476	—	—

Investor Class:
Outstanding shares at beginning of period	—	—	15,346	21,415
Shares sold	—	—	1,946	1,431
Shares issued in reinvestment of distributions	—	—	2,597	496
Shares redeemed	—	—	(4,609)	(7,996)

Change in shares outstanding	—	—	(66)	(6,069)

Outstanding shares at end of period	—	—	15,280	15,346

SI Class:
Outstanding shares at beginning of period	7,559	7,537	40,291	54,453

Shares sold	1,654	2,294	1,366	1,368
Shares issued in reinvestment of distributions	490	424	6,473	1,502
Shares redeemed	(2,370)	(2,696)	(3,512)	(17,032)

Change in shares outstanding	(226)	22	4,327	(14,162)

Outstanding shares at end of period	7,333	7,559	44,618	40,291

Adviser Class:
Outstanding shares at beginning of period	805	741	815	977

Shares sold	106	129	20	37
Shares issued in reinvestment of distributions	59	43	124	23
Shares redeemed	(53)	(108)	(201)	(222)

Change in shares outstanding	112	64	(57)	(162)

Outstanding shares at end of period	917	805	758	815

Retirement Class:
Outstanding shares at beginning of period	2,652	2,293	—	—

Shares sold	1,326	482	—	—
Shares issued in reinvestment of distributions	214	143	—	—
Shares redeemed	(377)	(266)	—	—

Change in shares outstanding	1,163	359	—	—

Outstanding shares at end of period	3,815	2,652	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	187,517	198,991	1,108,727	890,871
Sale of investments (excluding government)	179,773	197,195	1,157,593	1,183,845
Purchase of government securities	63,592	88,198	—	—
Sale of government securities	61,743	89,404	—	—

See notes to financial statements.

138 Payden Mutual Funds

Notes to Financial Statements

October 31, 2025

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its twenty funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

At the Board Meeting held on March 25, 2025, the Board of Trustees approved a two for one reverse share split for all share classes of the Payden High Income Fund and the Payden Emerging Markets Local Bond Fund. The reverse share split was completed after the close of business on May 9, 2025.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

Each fund represents a single operating segment as the operating results of the fund are monitored as a whole, and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives and strategies that are executed by the fund’s portfolio management team. The Funds’ Chief Operating Officer and Chief Financial Officer serve as the fund’s chief operating decision makers (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from funds share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the funds’ profits and losses and to make resource allocation decisions. Each segment assets are reflected in the statements of assets and liabilities as net assets, which consists primarily of investments, at value, and affiliated investments, at value, and significant segment expenses are listed in the accompanying statements of operations.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. As of October 31, 2025, Palisades Center Trust, asset backed security, valued at $0 for the Payden Managed Income Fund and Stichting Administratiekant Npv ADR common stock, valued at $0 for Payden Emerging Markets Corporate Bond are classified as Level 3 due to the unobservable nature of the inputs used in its valuation. The following inputs used in valuation: valuation technique – income approach.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Payden Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Market Fund qualifies as a government money market fund under the Money Market Fund Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Annual Financial Statements and Other Information 139

Notes to Financial Statements continued

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and is classified as a government money market fund under the Money Market Fund Reform, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally the Secured Overnight Financing Rate (“SOFR”). Certain Bank Loans are subject to a SOFR floor that establishes a minimum SOFR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at October 31st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of October 31, 2025, there were no unfunded obligations.

140 Payden Mutual Funds

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Social Impact Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

The Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/ or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statements of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change

Annual Financial Statements and Other Information 141

Notes to Financial Statements continued

in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments,

142 Payden Mutual Funds

either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the

Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of October 31, 2025 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Foreign currency[1,2]	48	(5)

Low Duration
Interest rate[3]	—	(56)

U.S. Government
Interest rate[3,4]	19	(3)

GNMA
Interest rate[3,4]	37	—

Core Bond
Credit[3]	47	—
Interest rate[3]	4,259	(2,464)
Foreign currency[1]	324	—

Total	4,630	(2,464)

Corporate Bond
Interest rate[3]	264	(299)

Strategic Income
Credit[3]	82	—
Interest rate[3]	705	(468)
Foreign currency[1]	199	—

Total	986	(468)

Absolute Return Bond
Credit[3]	27	—
Equity[4]	479	(231)
Interest rate[3]	255	(1,380)
Foreign currency[1,2]	2,970	(2,048)

Total	3,731	(3,659)

Securitized Income
Interest rate[3]	—	(10)
Foreign currency[1]	79	—

Total	79	(10)

Floating Rate
Foreign currency[1]	14	—

High Income
Credit[3]	85	(143)
Interest rate[3]	312	(248)
Foreign currency[1]	383	—

Total	780	(391)

Global Low Duration
Interest rate[3]	—	(3)

Global Fixed Income
Credit[3]	41	—
Interest rate[3]	717	(326)
Foreign currency[1,2]	1,565	(429)

Total	2,323	(755)

Emerging Markets Bond
Interest rate[3]	686	(421)
Foreign currency[1,2]	1,762	(2,982)

Total	2,448	(3,403)

Emerging Markets Local Bond
Interest rate[3]	12	(11)
Foreign currency[1,2]	187	(499)

Total	199	(510)

Annual Financial Statements and Other Information 143

Notes to Financial Statements continued

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Emerging Markets Corporate Bond
Credit[3]	27	—
Interest rate[3]	33	(30)
Foreign currency[1,2]	48	(32)

Total	108	(62)

Managed Income
Credit[3]	16	—
Equity[4]	28	(8)
Interest rate[3]	35	(322)
Foreign currency[1,2]	579	(525)

Total	658	(855)

Equity Income
Foreign currency[1,2]	1,785	(109)

1	Receivable for forward currency contracts.
2	Payable for forward currency contracts.
3

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

4	Includes options purchased at fair value as reported in the Schedule of Investments.

The Effect of Derivative Instruments on the Statements of Operations

For the Year Ended October 31, 2025 (000s)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Foreign exchange	—	$138	—	—	$138

Total	—	138	—	—	138

Low Duration
Interest rate	$(637)	—	—	—	(637)

Total	(637)	—	—	—	(637)

U.S. Government
Interest rate	288	—	$3	$(67)	224

Total	288	—	3	(67)	224

GNMA
Interest rate	103	—	—	(91)	12

Total	103	—	—	(91)	12

Core Bond
Credit	—	—	—	(737)	(737)
Interest rate	(1,666)	—	—	(2,223)	(3,889)
Foreign exchange	—	(88)	—	—	(88)

Total	(1,666)	(88)	—	(2,960)	(4,714)

Corporate Bond
Interest rate	(646)	—	—	—	(646)

Total	(646)	—	—	—	(646)

Strategic Income
Credit	—	—	—	(140)	(140)
Interest rate	(37)	—	—	(389)	(426)
Foreign exchange	—	(250)	—	—	(250)

Total	(37)	(250)	—	(529)	(816)

Absolute Return Bond
Credit	—	—	—	(1,222)	(1,222)
Interest rate	2,321	—	897	—	3,218
Foreign exchange	—	(9,137)	—	—	(9,137)

Total	2,321	(9,137)	897	(1,222)	(7,141)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Securitized Income
Foreign exchange	—	$(52)	—	—	$(52)

Total	—	(52)	—	—	(52)

Floating Rate
Foreign exchange	—	38	—	—	38

Total	—	38	—	—	38

High Income
Credit	—	—	—	$(12)	(12)
Interest rate	$(702)	—	—	15	(688)
Foreign exchange	—	(294)	—	—	(294)

Total	(702)	(294)	—	3	(994)

California Municipal Social Impact
Interest rate	11	—	—	—	11

Total	11	—	—	—	11

Global Low Duration
Interest rate	(34)	—	—	—	(34)
Foreign exchange	—	6	—	—	6

Total	(34)	6	—	—	(28)

Global Fixed Income
Credit	—	—	—	(126)	(126)
Interest rate	(507)	—	—	246	(261)
Foreign exchange	—	(916)	—	—	(916)

Total	(507)	(916)	—	120	(1,303)

Emerging Markets Bond
Interest rate	1,456	—	—	1,366	2,822
Foreign exchange	—	(5,818)	—	—	(5,818)

Total	1,456	(5,818)	—	1,366	(2,996)

Emerging Markets Local Bond
Interest rate	89	—	—	303	392
Foreign exchange	—	19	—	—	19

Total	89	19	—	303	411

Emerging Markets Corporate Bond
Credit	—	—	—	27	27
Interest rate	(90)	—	—	37	(54)
Foreign exchange	—	(63)	—	—	(63)

Total	(90)	(63)	—	64	(90)

Managed Income
Credit	—	—	—	197	197
Interest rate	514	—	$453	—	967
Foreign exchange	—	(1,742)	—	—	(1,742)

Total	$514	$(1,742)	$453	$197	$(578)

Equity Income
Equity	—	—	(7,917)	(228)	(8,145)
Interest rate	(6,585)	—	—	—	(6,585)
Foreign exchange	—	(1,054)	—	—	(1,054)

Total	(6,585)	(1,054)	(7,917)	(228)	(15,784)

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.
3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gains (losses) on investments.
4	Net realized gains (losses) from swap contracts.

144 Payden Mutual Funds

The Effect of Derivative Instruments on the Statements of Operations

For the Year Ended October 31, 2025 (000s)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Limited Maturity
Foreign exchange	—	$(13)	—	—	$(13)

Total	—	(13)	—	—	(13)

Low Duration
Interest rate	$1,284	—	—	—	1,284

Total	1,284	—	—	—	1,284

U.S. Government
Interest rate	78	—	$(8)	—	70

Total	78	—	(8)	—	70

GNMA
Interest rate	20	—	(10)	—	9

Total	20	—	(10)	—	9

Core Bond
Interest rate	1,864	—	—	$1,448	3,312
Foreign exchange	—	(114)	—	—	(114)

Total	1,864	(114)	—	1,448	3,198

Corporate Bond
Interest rate	789	—	—	—	789

Total	789	—	—	—	789

Strategic Income
Interest rate	(84)	—	—	238	154
Foreign exchange	—	(15)	—	—	(15)

Total	(84)	(15)	—	238	139

Absolute Return Bond
Credit	—	—	—	62	62
Equity	—	—	(272)	—	(272)
Interest rate	(3,406)	—	250	—	(3,156)
Foreign exchange	—	(1,035)	—	—	(1,035)

Total	(3,406)	(1,035)	(22)	62	(4,401)

Securitized Income
Interest rate	(10)	—	—	—	(10)
Foreign exchange	—	79	—	—	79

Total	(10)	79	—	—	69

Floating Rate
Foreign exchange	—	(10)	—	—	(10)

Total	—	(10)	—	—	(10)

High Income
Credit	—	—	—	(58)	(58)
Interest rate	1,252	—	—	37	1,289
Foreign exchange	—	(185)	—	—	(185)

Total	1,252	(185)	—	(21)	1,046

California Municipal Social Impact
Interest rate	99	—	—	—	99

Total	99	—	—	—	99

Global Low Duration
Interest rate	54	—	—	—	54
Foreign exchange	—	(7)	—	—	(7)

Total	54	(7)	—	—	47

Global Fixed Income
Interest rate	303	—	—	9	313
Foreign exchange	—	(664)	—	—	(664)

Total	303	(664)	—	9	(351)

Emerging Markets Bond
Interest rate	234	—	—	50	284
Foreign exchange	—	(4,297)	—	—	(4,297)

Total	234	(4,297)	—	50	(4,013)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Emerging Markets Local Bond
Interest rate	$(36)	—	—	$(7)	$(43)
Foreign exchange	—	$(500)	—	—	(500)

Total	(36)	(500)	—	(7)	(543)

Emerging Markets Corporate Bond
Credit	—	—	—	31	31
Interest rate	(1)	—	—	(8)	(9)
Foreign exchange	—	11	—	—	11

Total	(1)	11	—	23	33

Managed Income
Credit	—	—	—	16	16
Equity	—	—	$(50)	—	(50)
Interest rate	(782)	—	49	—	(733)
Foreign exchange	—	(379)	—	—	(379)

Total	$(782)	$(379)	$(1)	$16	$(1,146)

Equity Income
Foreign exchange	—	360	—	—	360

Total	—	360	—	—	360

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the year ended October 31, 2025 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
U.S. Government	0%	0%	4%	0%
GNMA	0%	0%	4%	0%
Core Bond	3%	1%	36%	0%
Strategic Income	7%	1%	35%	0%
Absolute Return Bond	26%	5%	0%	0%
Securitized Income	2%	0%	0%	0%
Floating Rate	1%	0%	0%	0%
High Income	2%	0%	2%	0%
Global Fixed Income	54%	1%	3144%	0%
Emerging Markets Bond	22%	0%	98%	0%
Emerging Markets Local Bond	40%	0%	437%	0%
Emerging Markets Corporate Bond	5%	0%	20%	0%
Managed Income	29%	2%	0%	0%
Equity Income	4%	0%	0%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses

Annual Financial Statements and Other Information 145

Notes to Financial Statements continued

can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At October 31, 2025, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

146 Payden Mutual Funds

	Assets	Liabilities
Global Fixed Income
Derivative Financial Instruments:
Centrally Cleared Swaps	$5	—
Futures Contracts	15	$31
Forward Currency Contracts	1,565	429
OTC Swaps	—	13

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,585	473

	Assets	Liabilities
Derivatives not subject to a MNA	$(54)	$(62)

Total derivative assets and liabilities subject to a MNA	$1,531	$411

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2025 (000s):

Global Fixed Income
Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$51	$(44)	—	—	$6
BNP PARIBAS	1,225	(130)	—	—	1,096
HSBC Bank USA, N.A.	255	(237)	—	—	18

Total	$1,531	$(411)	—	—	$1,120

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	44	(44)	—	—	—
BNP PARIBAS	130	(130)	—	—	—
HSBC Bank USA, N.A.	237	(237)	—	—	—

Total	$411	$(411)	—	—	—

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Net amount represents the net amount receivable from the counterparty in the event of default.
3	Net amount represents the net amount payable from the counterparty in the event of default.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the

TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the

Annual Financial Statements and Other Information 147

Notes to Financial Statements continued

right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statements of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Social Impact Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the year ended October 31, 2025, the Funds did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the year ended October 31, 2025, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year year ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Payden funds except the Cash Reserves Money Market Fund invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations.

148 Payden Mutual Funds

The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2024	Purchases	Sales	Dividends	Value October 31, 2025	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)
Cash Reserves Money Market Fund
Limited Maturity	$33,387,684	$610,008,131	$622,552,712	$402,386	$20,843,103	—	—
Low Duration	7,227,350	384,313,269	377,882,285	283,630	13,658,334	—	—
U.S. Government	1,988,572	12,811,520	13,529,327	46,588	1,270,765	—	—
GNMA	2,806,479	23,448,270	24,781,386	68,516	1,473,363	—	—
Core Bond	5,413,581	318,348,069	300,548,285	252,874	23,213,365	—	—
Corporate Bond	8,881,447	138,750,635	135,964,712	304,995	11,667,370	—	—
Strategic Income	2,643,037	72,432,213	66,018,033	93,994	9,057,217	—	—
Absolute Return Bond	11,952,183	349,466,571	353,531,685	251,328	7,887,069	—	—
Securitized Income	4,980	99,507,406	95,859,552	150,927	3,652,834	—	—
Floating Rate	9,930,161	93,471,012	103,275,352	392,416	125,821	—	—
High Income	82,832,925	646,658,174	656,017,072	2,014,343	73,474,027	—	—
California Municipal Social Impact	2,437,210	118,535,909	116,169,988	265,502	4,803,131	—	—
Global Low Duration	911,129	21,653,713	21,485,680	29,371	1,079,162	—	—
Global Fixed Income	2,172,549	54,384,984	52,533,947	103,098	4,023,586	—	—
Emerging Markets Bond	22,078,607	591,962,588	588,419,517	728,357	25,621,678	—	—
Emerging Markets Local Bond	4,448,023	84,084,487	88,262,507	105,808	270,003	—	—
Emerging Markets Corporate Bond	12,148,178	68,139,239	72,427,229	156,291	7,860,188	—	—
Managed Income	473,165	98,042,219	96,493,884	60,102	2,021,500	—	—
Equity Income	55,062,074	392,365,829	435,743,650	1,460,672	11,684,253	—	—
Payden Emerging Markets Local Bond Fund — SI Class
Core Bond	8,170,581	—	127,312	1,203,336	8,669,004	—	$625,735
Strategic Income	1,809,336	—	28,192	266,473	1,919,710	—	138,566
Absolute Return Bond	7,413,972	11,661,000	194,905	1,547,946	19,892,018	—	932,568
Global Fixed Income	2,275,955	—	35,463	335,195	2,414,793	—	174,301
Managed Income	1,523,489	2,198,000	23,738	294,478	3,868,143	—	170,392
Payden Emerging Market Corporate Bond Fund — SI Class
Core Bond	13,484,326	—	—	882,457	13,560,941	—	76,615
Corporate Bond	5,188,679	—	—	339,564	5,218,160	—	29,481
Strategic Income	895,892	—	—	58,630	900,983	—	5,091
Global Fixed Income	1,291,139	—	—	84,496	1,298,475	—	7,336
Floating Rate Fund — SI Class
Limited Maturity	26,605,781	—	—	2,051,044	26,251,402	—	(354,379)
Global Fixed Income	1,431,814	—	—	110,379	1,412,742	—	(19,072)

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations. There were no custodian credits applicable to any fund during the year ended October 31, 2025.

Line of Credit

The Payden funds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $75 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Annual Financial Statements and Other Information 149

Notes to Financial Statements continued

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor/Institutional Class		SI Class
	Between $0-500 Million	Between $0.5-1 Billion	Between $1-2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit	3 Year Deferred Expense Subsidy
								FY 2023	FY 2024	FY 2025
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a	$613,365	$581,600	$566,010
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.30%	0.25%	5,175,816	5,245,262	4,977,955
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	0.38%	1,323,884	1,553,351	1,172,096
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a	144,384	156,077	176,079
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	0.45%	n/a	183,672	213,246	190,742
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%	572,845	708,437	707,286
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	0.55%	101,965	296,367	204,578
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	444,372	498,236	520,106
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.47%	1,834,273	1,528,827	1,600,449
Securitized Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	—	—	274,593
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.60%	333,100	367,538	430,325
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	0.55%	178,810	427,137	328,086
California Municipal Social Impact	0.32%	0.32%	0.25%	0.25%	0.80%	0.45%	n/a	258,646	376,481	351,308
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a	183,693	149,909	161,835
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	0.55%	—	163,424	139,136
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%	134,750	250,752	184,991
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	0.75%	211,092	219,514	278,041
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%	234,839	262,376	339,034
Managed Income	1.10%	1.10%	1.10%	1.10%	1.25%	0.65%	0.65%	676,803	1,004,087	1,194,589
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%	695,342	870,169	781,601

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2026 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statements of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees

150 Payden Mutual Funds

monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Limited Maturity, Low Duration, Core Bond, Corporate Bond, Strategic Income, Absolute Return Bond, High Income, Floating Rate, California Municipal Social Impact, Emerging Markets Bond, Managed Income and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and Retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds. The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds.

Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 — Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Mortgage Backed	—	—	$9,204	—	—	—	$9,204
Repurchase Agreements	—	—	141,000	—	—	—	141,000
U.S. Government	—	—	25,716	—	—	—	25,716
U.S. Treasury	—	—	221,938	—	—	—	221,938
Investment Company	$5,345	—	—	—	—	—	5,345

Total	$5,345	—	$397,858	—	—	—	$403,203

Limited Maturity
Asset Backed	—	—	604,818	—	—	—	604,818
Corporate Bond	—	—	792,773	—	—	—	792,773
Mortgage Backed	—	—	356,167	—	—	—	356,167
U.S. Government	—	—	311,521	—	—	—	311,521
Investment Company	47,095	—	—	—	—	—	47,095

Total	$47,095	—	$2,065,279	—	—	—	$2,112,374

Low Duration
Asset Backed	—	—	149,856	—	—	—	149,856
Corporate Bond	—	—	253,076	—	—	—	253,076
Mortgage Backed	—	—	125,892	—	—	—	125,892
Municipal	—	—	10,716	—	—	—	10,716
U.S. Government	—	—	255,739	—	—	—	255,739
Investment Company	13,658	—	—	—	—	—	13,658

Total	$13,658	—	$795,279	—	—	—	$808,937

Annual Financial Statements and Other Information 151

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
U.S. Government
Mortgage Backed	—	—	$28,023	—	—	—	$28,023
U.S. Government	—	—	33,796	—	—	—	33,796
Options Purchased	$13	—	—	—	—	—	13
Investment Company	1,271	—	—	—	—	—	1,271

Total	$1,284	—	$61,819	—	—	—	$63,103

GNMA
Mortgage Backed	—	—	106,202	—	—	—	106,202
Options Purchased	17	—	—	—	—	—	17
Investment Company	1,473	—	—	—	—	—	1,473

Total	$1,490	—	$106,202	—	—	—	$107,692

Core Bond
Asset Backed	—	—	86,979	—	—	—	86,979
Bank Loans	—	—	8,022	—	—	—	8,022
Corporate Bond	—	—	319,663	—	—	—	319,663
Foreign Government	—	—	29,466	—	—	—	29,466
Mortgage Backed	—	—	312,629	—	—	—	312,629
Municipal	—	—	17,054	—	—	—	17,054
U.S. Government	—	—	86,778	—	—	—	86,778
Swaptions Purchased	—	—	47	—	—	—	47
Investment Company	45,443	—	—	—	—	—	45,443

Total	$45,443	—	$860,638	—	—	—	$906,081

Corporate Bond
Asset Backed	—	—	13,196	—	—	—	13,196
Bank Loans	—	—	168	—	—	—	168
Corporate Bond	—	—	355,683	—	—	—	355,683
Foreign Government	—	—	1,817	—	—	—	1,817
Mortgage Backed	—	—	30,839	—	—	—	30,839
Municipal	—	—	1,011	—	—	—	1,011
Investment Company	16,885	—	—	—	—	—	16,885

Total	$16,885	—	$402,714	—	—	—	$419,599

Strategic Income
Asset Backed	—	—	19,006	—	—	—	19,006
Bank Loans	—	—	3,321	—	—	—	3,321
Corporate Bond	—	—	57,011	—	—	—	57,011
Foreign Government	—	—	7,005	—	—	—	7,005
Mortgage Backed	—	—	40,231	—	—	—	40,231
Municipal	—	—	3,262	—	—	—	3,262
U.S. Government	—	—	23,006	—	—	—	23,006
Preferred Stock	—	—	1,024	—	—	—	1,024
Private Equity	—	—	49	—	—	—	49
Swaptions Purchased	—	—	82	—	—	—	82
Investment Company	11,878	—	—	—	—	—	11,878

Total	$11,878	—	$153,997	—	—	—	$165,875

Absolute Return Bond
Asset Backed	—	—	116,695	—	—	—	116,695
Bank Loans	—	—	36,838	—	—	—	36,838
Corporate Bond	—	—	130,551	—	—	—	130,551
Foreign Government	—	—	85,803	—	—	—	85,803
Mortgage Backed	—	—	245,855	—	—	—	245,855
U.S. Government	—	—	6,026	—	—	—	6,026
Options Purchased	479	—	—	—	—	—	479
Private Equity	—	—	137	—	—	—	137
Rights	—	—	12	—	—	—	12
Investment Company	27,779	—	—	—	—	—	27,779

Total	$28,258	—	$621,917	—	—	—	$650,175

Securitized Income
Asset Backed	—	—	41,502	—	—	—	41,502
Mortgage Backed	—	—	71,175	—	—	—	71,175
Investment Company	3,653	—	—	—	—	—	3,653

Total	$3,653	—	$112,677	—	—	—	$116,330

152 Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$3,968	—	—	—	$3,968
Bank Loans	—	—	118,879	—	—	—	118,879
Corporate Bond	—	—	5,547	—	—	—	5,547
Private Equity	—	—	85	—	—	—	85
Investment Company	$126	—	—	—	—	—	126

Total	$126	—	$128,479	—	—	—	$128,605

High Income
Asset Backed	—	—	10,572	—	—	—	10,572
Bank Loans	—	—	57,812	—	—	—	57,812
Corporate Bond	—	—	895,521	—	—	—	895,521
Mortgage Backed	—	—	8,283	—	—	—	8,283
Private Equity	—	—	114	—	—	—	114
Investment Company	73,474	—	—	—	—	—	73,474

Total	$73,474	—	$972,302	—	—	—	$1,045,776

California Municipal Social Impact
Mortgage Backed	—	—	1,684	—	—	—	1,684
Municipal	—	—	243,528	—	—	—	243,528
U.S. Government	—	—	9,037	—	—	—	9,037
Investment Company	4,803	—	—	—	—	—	4,803

Total	$4,803	—	$254,249	—	—	—	$259,052

Global Low Duration
Asset Backed	—	—	6,353	—	—	—	6,353
Corporate Bond	—	—	15,853	—	—	—	15,853
Foreign Government	—	—	5,105	—	—	—	5,105
Mortgage Backed	—	—	5,283	—	—	—	5,283
Municipal	—	—	552	—	—	—	552
U.S. Government	—	—	5,439	—	—	—	5,439
Investment Company	1,079	—	—	—	—	—	1,079

Total	$1,079	—	$38,585	—	—	—	$39,664

Global Fixed Income
Asset Backed	—	—	12,221	—	—	—	12,221
Bank Loans	—	—	342	—	—	—	342
Corporate Bond	—	—	47,083	—	—	—	47,083
Foreign Government	—	—	40,059	—	—	—	40,059
Mortgage Backed	—	—	29,425	—	—	—	29,425
U.S. Government	—	—	9,501	—	—	—	9,501
Swaptions Purchased	—	—	41	—	—	—	41
Investment Company	9,149	—	—	—	—	—	9,149

Total	$9,149	—	$138,672	—	—	—	$147,821

Emerging Markets Bond
Corporate Bond	—	—	183,373	—	—	—	183,373
Foreign Government	—	—	726,961	—	—	—	726,961
Investment Company	25,622	—	—	—	—	—	25,622

Total	$25,622	—	$910,334	—	—	—	$935,956

Emerging Markets Local Bond
Corporate Bond	—	—	15,571	—	—	—	15,571
Foreign Government	—	—	81,827	—	—	—	81,827
Investment Company	270	—	—	—	—	—	270

Total	$270	—	$97,398	—	—	—	$97,668

Emerging Markets Corporate Bond
Asset Backed	—	—	1,554	—	—	—	1,554
Bank Loans	—	—	205	—	—	—	205
Corporate Bond	—	—	76,734	—	—	—	76,734
Foreign Government	—	—	3,503	—	—	—	3,503
Mortgage Backed	—	—	728	—	—	—	728
Common Stock	—	—	—	—	—	—	—
Preferred Stock	—	—	816	—	—	—	816
Investment Company	7,860	—	—	—	—	—	7,860

Total	$7,860	—	$83,540	—	—	—	$91,400

Annual Financial Statements and Other Information 153

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Managed Income
Asset Backed	—	—	$19,792	—	—	—	$19,792
Bank Loans	—	—	8,442	—	—	—	8,442
Corporate Bond	—	—	30,769	—	—	—	30,769
Foreign Government	—	—	19,679	—	—	—	19,679
Mortgage Backed	—	—	44,795	—	—	—	44,795
U.S. Government	—	—	1,155	—	—	—	1,155
Options Purchased	$28	—	—	—	—	—	28
Private Equity	—	—	48	—	—	—	48
Rights	—	—	4	—	—	—	4
Investment Company	5,890	—	—	—	—	—	5,890

Total	$5,918	—	$124,684	—	—	—	$130,602

Equity Income
Corporate Bond	—	—	18,701	—	—	—	18,701
Common Stock	970,335	—	—	—	—	—	970,335
Master Limited Partnership	24,878	—	—	—	—	—	24,878
Real Estate Investment Trust	39,645	—	—	—	—	—	39,645
Investment Company	11,684	—	—	—	—	—	11,684

Total	$1,046,542	—	$18,701	—	—	—	$1,065,243

154 Payden Mutual Funds

	Other Financial Instruments[1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$48	$(5)	—	—	$43

Total	—	—	48	(5)	—	—	43

Low Duration
Futures	—	(56)	—	—	—	—	(56)

Total	—	(56)	—	—	—	—	(56)

U.S. Government
Futures	6	(3)	—	—	—	—	3

Total	6	(3)	—	—	—	—	3

GNMA
Futures	20	—	—	—	—	—	20

Total	20	—	—	—	—	—	20

Core Bond
Forward currency contracts	—	—	324	—	—	—	324
Futures	1,732	(254)	—	—	—	—	1,478
Swaps	—	—	2,527	(2,210)	—	—	317

Total	1,732	(254)	2,851	(2,210)	—	—	2,119

Corporate Bond
Futures	264	(299)	—	—	—	—	(35)

Total	264	(299)	—	—	—	—	(35)

Strategic Income
Forward currency contracts	—	—	199	—	—	—	199
Futures	267	(80)	—	—	—	—	187
Swaps	—	—	438	(388)	—	—	50

Total	267	(80)	637	(388)	—	—	436

Absolute Return Bond
Forward currency contracts	—	—	2,970	(2,048)	—	—	922
Futures	255	(1,380)	—	—	—	—	(1,125)
Options written	—	(231)	—	—	—	—	(231)
Swaps	—	—	27	—	—	—	27

Total	255	(1,611)	2,997	(2,048)	—	—	(407)

Securitized Income
Forward currency contracts	—	—	79	—	—	—	79
Futures	—	(10)	—	—	—	—	(10)

Total	—	(10)	79	—	—	—	69

Floating Rate
Forward currency contracts	—	—	14	—	—	—	14

Total	—	—	14	—	—	—	14

High Income
Forward currency contracts	—	—	383	—	—	—	383
Futures	190	—	—	—	—	—	190
Swaps	—	—	207	(391)	—	—	(184)

Total	190	—	590	(391)	—	—	389

Global Low Duration
Futures	—	(3)	—	—	—	—	(3)

Total	—	(3)	—	—	—	—	(3)

Global Fixed Income
Forward currency contracts	—	—	1,565	(429)	—	—	1,136
Futures	147	(142)	—	—	—	—	5
Swaps	—	—	570	(184)	—	—	386

Total	147	(142)	2,135	(613)	—	—	1,527

Emerging Markets Bond
Forward currency contracts	—	—	1,762	(2,982)	—	—	(1,220)
Futures	537	(101)	—	—	—	—	436
Swaps	—	—	149	(320)	—	—	(171)

Total	537	(101)	1,911	(3,302)	—	—	(955)

Annual Financial Statements and Other Information 155

Notes to Financial Statements continued

Emerging Markets Local Bond
Forward currency contracts	—	—	187	(499)	—	—	(312)
Swaps	—	—	12	(11)	—	—	1

Total	—	—	199	(510)	—	—	(311)

Emerging Markets Corporate Bond
Forward currency contracts	—	—	48	(32)	—	—	16
Futures	33	(30)	—	—	—	—	3
Swaps	—	—	27	—	—	—	27

Total	33	(30)	75	(32)	—	—	46

Managed Income
Forward currency contracts	—	—	579	(525)	—	—	54
Futures	35	(322)	—	—	—	—	(287)
Options written	—	(8)	—	—	—	—	(8)
Swaps	—	—	16	—	—	—	16

Total	35	(330)	595	(525)	—	—	(225)

Equity Income
Forward currency contracts	—	—	1,785	(109)	—	—	1,676

Total	—	—	1,785	(109)	—	—	1,676

1

Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise.

At October 31, 2025, the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

Total
Cash Reserves Money Market	$25
Low Duration	43,067
U.S. Government	9,324
GNMA	53,551
Core Bond	146,679
Corporate Bond	35,205
Strategic Income	9,025
Absolute Return Bond	49,612
Floating Rate	10,268
High Income	53,497
California Municipal Social Impact	4,531
Global Low Duration	2,090
Global Fixed Income	30,382
Emerging Markets Bond	197,883
Emerging Markets Local Bond	25,405
Emerging Markets Corporate Bond	5,817
Managed Income	11,469

156 Payden Mutual Funds

The tax character of distributions paid during the fiscal years ended October 31st is as follows (000’s):

	2024
	Tax-Exempt Income	Ordinary Income	Long Term Capital Gains	Return of Capital
Cash Reserves Money Market	—	$23,206	—	—
Limited Maturity	—	106,230	—	—
Low Duration	—	41,915	—	—
U.S. Government	—	2,354	—	—
GNMA	—	3,357	—	—
Core Bond	—	40,743	—	$802
Corporate Bond	—	16,817	—	—
Strategic Income	—	9,045	—	251
Absolute Return Bond	—	38,727	—	—
Floating Rate	—	10,846	—	—
High Income	—	52,716	—	—
California Municipal Social Impact	$4,692	1,001	—	272
Global Low Duration	—	2,073	—	—
Global Fixed Income	—	2,652	—	3,045
Emerging Markets Bond	—	55,607	—	—
Emerging Markets Local Bond	—	4,021	—	1,203
Emerging Markets Corporate Bond	—	5,153	—	—
Managed Income	—	6,095	—	—
Equity Income	—	27,055	$34,768	—

	2025
	Tax-Exempt Income	Ordinary Income	Long Term Capital Gains	Return of Capital
Cash Reserves Money Market	—	$17,753	—	—
Limited Maturity	—	102,581	—	—
Low Duration	—	39,310	—	—
U.S. Government	—	2,532	—	—
GNMA	—	3,540	—	—
Core Bond	—	39,476	—	—
Corporate Bond	—	17,906	—	—
Strategic Income	—	7,874	—	—
Absolute Return Bond	—	38,641	—	—
Securitized Income	—	2,513	—	—
Floating Rate	—	10,231	—	—
High Income	—	65,012	—	—
California Municipal Social Impact	$5,805	797	—	—
Global Low Duration	—	1,954	—	—
Global Fixed Income	—	5,079	—	$848
Emerging Markets Bond	—	65,473	—	220
Emerging Markets Local Bond	—	6,176	—	—
Emerging Markets Corporate Bond	—	5,224	—	44
Managed Income	—	7,760	—	—
Equity Income	—	60,334	$96,204	—

Annual Financial Statements and Other Information 157

Notes to Financial Statements continued

At October 31, 2025, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$403,203	—	—	—
Limited Maturity	2,103,463	$10,235	$(1,324)	$8,911
Low Duration	805,914	6,526	(3,503)	3,023
U.S. Government	62,999	447	(343)	104
GNMA	109,738	1,198	(3,244)	(2,046)
Core Bond	913,010	17,295	(24,224)	(6,929)
Corporate Bond	427,616	7,508	(15,525)	(8,017)
Strategic Income	166,014	3,431	(3,570)	(139)
Absolute Return Bond	650,649	14,083	(14,788)	(705)
Securitized Income	116,117	375	(162)	213
Floating Rate	128,986	1,346	(1,727)	(381)
High Income	1,033,174	23,160	(10,558)	12,602
California Municipal Social Impact	253,007	6,404	(359)	6,045
Global Low Duration	40,145	350	(831)	(481)
Global Fixed Income	153,027	6,825	(12,031)	(5,206)
Emerging Markets Bond	918,398	61,748	(44,190)	17,558
Emerging Markets Local Bond	95,596	5,198	(3,126)	2,072
Emerging Markets Corporate Bond	90,291	2,429	(1,319)	1,110
Managed Income	130,658	2,923	(2,987)	(64)
Equity Income	848,984	226,372	(10,113)	216,259

At October 31, 2025, the components of accumulated earnings (deficit) for Federal income tax purposes are as follows (000’s):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Realized Long Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributions Earnings (Deficit)
Cash Reserves Money Market	—	$913	—	$(25)	$(906)	—	$(18)
Limited Maturity	—	651	—	—	(488)	$8,804	8,967
Low Duration	—	818	—	(43,067)	(358)	3,011	(39,596)
U.S. Government	—	212	—	(9,324)	(190)	112	(9,190)
GNMA	—	1,421	—	(53,551)	(146)	(2,036)	(54,312)
Core Bond	—	3,604	—	(146,679)	760	(7,821)	(150,136)
Corporate Bond	—	61	—	(35,205)	—	(8,017)	(43,162)
Strategic Income	—	565	—	(9,025)	(26)	(144)	(8,630)
Absolute Return Bond	—	6,135	—	(49,612)	—	(2,413)	(45,890)
Securitized Income	—	43	$10	—	—	213	266
Floating Rate	—	47	—	(10,268)	—	(384)	(10,605)
High Income	—	1,648	—	(53,497)	140	11,904	(39,805)
California Municipal Social Impact	$28	—	—	(4,531)	(173)	6,045	1,369
Global Low Duration	—	16	—	(2,090)	—	(481)	(2,555)
Global Fixed Income	—	—	—	(30,382)	(993)	(4,966)	(36,341)
Emerging Markets Bond	—	—	—	(197,883)	(8,219)	17,014	(189,088)
Emerging Markets Local Bond	—	750	—	(25,405)	(1,443)	1,823	(24,275)
Emerging Markets Corporate Bond	—	—	—	(5,817)	(5)	1,142	(4,680)
Managed Income	—	7,662	—	(11,469)	(14)	(337)	(4,158)
Equity Income	—	118	49,995	—	—	216,243	266,356

6. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no events have occurred that require disclosure.

158 Payden Mutual Funds

Financial Highlights

	Payden Cash Reserves Money Market Fund
	2025		2024		2023		2022	2021
Net asset value — beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment activities:
Net investment income	0.03		0.05		0.04		0.01	0.00	(1)
Net realized and unrealized gains (losses)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	0.00 (1)	0.00	(1)

Total from investment activities	0.03		0.05		0.04		0.01	0.00

Distributions to shareholders:
From net investment income	(0.03)		(0.05)		(0.04)		(0.01)	(0.00	)(1)

Total distributions to shareholders	(0.03)		(0.05)		(0.04)		(0.01)	(0.00	)(1)

Net asset value — end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	4.20%		5.20%		4.57%		0.78%	0.02%

Ratios/supplemental data:
Net assets, end of period (000s)	$383,762		$482,687		$446,743		$475,935	$500,758
Ratio of gross expense to average net assets	0.38%		0.38%		0.38%		0.37%	0.38%
Ratio of net expense to average net assets	0.25%		0.25%		0.25%		0.18%	0.05%
Ratio of investment income less gross expenses to average net assets	4.00%		4.96%		4.34%		0.57%	(0.32)%
Ratio of net investment income to average net assets	4.13%		5.08%		4.47%		0.76%	0.01%
Portfolio turnover rate	n/a		n/a		n/a		n/a	n/a

The Fund commenced operations on December 17, 1997.

(1)	Amount is less than $0.005.

	Payden Limited Maturity Fund — Investor Class
	2025	2024	2023		2022	2021
Net asset value — beginning of period	$9.56	$9.46	$9.36		$9.51	$9.50

Income (loss) from investment activities:
Net investment income	0.47	0.54	0.44		0.10	0.06
Net realized and unrealized gains (losses)	0.01	0.08	0.11		(0.14)	0.01

Total from investment activities	0.48	0.62	0.55		(0.04)	0.07

Distributions to shareholders:
From net investment income	(0.48)	(0.52)	(0.41)		(0.11)	(0.06)
From net realized gains	—	—	(0.04)		—	—
Return of capital	—	—	(0.00	)(1)	—	—

Total distributions to shareholders	(0.48)	(0.52)	(0.45)		(0.11)	(0.06)

Net asset value — end of period	$9.56	$9.56	$9.46		$9.36	$9.51

Total return	5.16%	6.68%	5.76%		(0.41)%	0.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$621,994	$547,456	$641,777		$546,444	$851,146
Ratio of gross expense to average net assets	0.51%	0.52%	0.48%		0.52%	0.49%
Ratio of net expense to average net assets	0.30%	0.28%	0.25%		0.25%	0.25%
Ratio of investment income less gross expenses to average net assets	4.68%	5.33%	4.18%		0.74%	0.41%
Ratio of net investment income to average net assets	4.89%	5.56%	4.42%		1.02%	0.64%
Portfolio turnover rate	60%	76%	80%		36%	60%

The Fund commenced operations on April 29, 1994.

(1)	Amount is less than $0.005.

See notes to financial statements.

Annual Financial Statements and Other Information 159

Financial Highlights continued

	Payden Limited Maturity Fund — SI Class
	2025	2024	2023		2022	2021
Net asset value — beginning of period	$9.56	$9.46	$9.37		$9.52	$9.53

Income (loss) from investment activities:
Net investment income	0.48	0.53	0.44		0.10	0.02
Net realized and unrealized gains (losses)	0.01	0.09	0.10		(0.14)	(0.01)

Total from investment activities	0.49	0.62	0.54		(0.04)	0.01

Distributions to shareholders:
From net investment income	(0.49)	(0.52)	(0.40)		(0.11)	(0.02)
From net realized gains	—	—	(0.05)		—	—
Return of capital	—	—	(0.00	)(1)	—	—

Total distributions to shareholders	(0.49)	(0.52)	(0.45)		(0.11)	(0.02)

Net asset value — end of period	$9.56	$9.56	$9.46		$9.37	$9.52

Total return	5.22%	6.73%	5.70%		(0.36)%	0.11	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$1,481,320	$1,400,815	$1,318,397		$1,325,844	$1,398,387
Ratio of gross expense to average net assets	0.51%	0.52%	0.49%		0.53%	0.51	%(3)
Ratio of net expense to average net assets	0.25%	0.23%	0.20%		0.20%	0.20	%(3)
Ratio of investment income less gross expenses to average net assets	4.71%	5.35%	4.15%		0.79%	0.28	%(3)
Ratio of net investment income to average net assets	4.97%	5.63%	4.44%		1.12%	0.59	%(3)
Portfolio turnover rate	60%	76%	80%		36%	60	%(2)

The Class commenced operations on June 30, 2021.

	Payden Limited Maturity Fund — Adviser Class
	2025	2024
Net asset value — beginning of period	$9.55	$9.49

Income (loss) from investment activities:
Net investment income (loss)	(2.37)	0.41
Net realized and unrealized gain	2.82	0.05

Total from investment activities	0.45	0.46

Distributions to shareholders:
From net investment income	(0.46)	(0.40)

Total distributions to shareholders	(0.46)	(0.40)

Net asset value — end of period	$9.54	$9.55

Total return	4.79%	4.99	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$7	$—	(4)
Ratio of gross expense to average net assets	0.71%	—	(3)
Ratio of net expense to average net assets	0.55%	—	(3)
Ratio of investment income less gross expenses to average net assets	4.32%	4.61	%(3)
Ratio of net investment income to average net assets	4.49%	4.61	%(3)
Portfolio turnover rate	60%	76	%(2)

The Class commenced operations on November 30, 2023.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount is less than $500.

See notes to financial statements.

160 Payden Mutual Funds

	Payden Low Duration Fund — Investor Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$9.78	$9.53	$9.47	$10.12	$10.22

Income (loss) from investment activities:
Net investment income	0.42	0.40	0.31	0.13	0.18
Net realized and unrealized gains (losses)	0.10	0.26	0.08	(0.60)	0.00 (1)

Total from investment activities	0.52	0.66	0.39	(0.47)	0.18

Distributions to shareholders:
From net investment income	(0.43)	(0.41)	(0.32)	(0.14)	(0.19)
From net realized gains	—	—	—	(0.03)	(0.09)
Return of capital	—	—	(0.01)	(0.01)	—

Total distributions to shareholders	(0.43)	(0.41)	(0.33)	(0.18)	(0.28)

Net asset value — end of period	$9.87	$9.78	$9.53	$9.47	$10.12

Total return	5.39%	7.05%	4.16%	(4.65)%	0.84%

Ratios/supplemental data:
Net assets, end of period (000s)	$455,502	$524,087	$572,864	$901,416	$1,604,077
Ratio of gross expense to average net assets	0.54%	0.57%	0.53%	0.53%	0.51%
Ratio of net expense to average net assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	4.22%	4.07%	3.20%	1.27%	0.75%
Ratio of net investment income to average net assets	4.32%	4.20%	3.30%	1.37%	0.83%
Portfolio turnover rate	74%	63%	102%	98%	138%

The Fund commenced operations on December 31, 1993.

	Payden Low Duration Fund — SI Class
	2025	2024	2023	2022
Net asset value — beginning of period	$9.78	$9.53	$9.47	$9.92

Income (loss) from investment activities:
Net investment income	0.45	0.43	0.33	0.12
Net realized and unrealized gains (losses)	0.07	0.24	0.06	(0.45)

Total from investment activities	0.52	0.67	0.39	(0.33)

Distributions to shareholders:
From net investment income	(0.43)	(0.42)	(0.32)	(0.11)
Return of capital	—	—	(0.01)	(0.01)

Total distributions to shareholders	(0.43)	(0.42)	(0.33)	(0.12)

Net asset value — end of period	$9.87	$9.78	$9.53	$9.47

Total return	5.44%	7.10%	4.21%	(3.34	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$349,109	$449,960	$456,251	$321,719
Ratio of gross expense to average net assets	0.54%	0.57%	0.53%	0.55	%(3)
Ratio of net expense to average net assets	0.38%	0.38%	0.38%	0.38	%(3)
Ratio of investment income less gross expenses to average net assets	4.36%	4.20%	3.40%	1.72	%(3)
Ratio of net investment income to average net assets	4.52%	4.39%	3.54%	1.88	%(3)
Portfolio turnover rate	74%	63%	102%	98	%(2)

The Class commenced operations on February 28, 2022.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information 161

Financial Highlights continued

	Payden Low Duration Fund — Adviser Class
	2025	2024
Net asset value — beginning of period	$9.79	$9.62

Income (loss) from investment activities:
Net investment income	0.39	0.36
Net realized and unrealized gain	0.08	0.17

Total from investment activities	0.47	0.53

Distributions to shareholders:
From net investment income	(0.37)	(0.36)

Total distributions to shareholders	(0.37)	(0.36)

Net asset value — end of period	$9.89	$9.79

Total return	4.84%	5.64	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$— (2)	$—	(2)
Ratio of gross expense to average net assets	—	0.02	%(3)
Ratio of net expense to average net assets	—	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	3.99%	4.07	%(3)
Ratio of net investment income to average net assets	3.99%	4.08	%(3)
Portfolio turnover rate	74%	63	%(1)

The Class commenced operations on November 30, 2023.

(1)	Not annualized.
(2)	Amount is less than $500.
(3)	Annualized.

	Payden U.S. Government Fund
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$9.38	$9.16	$9.30	$10.29	$10.54

Income (loss) from investment activities:
Net investment income	0.36 (1)	0.35 (1)	0.31 (1)	0.24 (1)	0.15 (1)
Net realized and unrealized gains (losses)	0.14	0.22	(0.14)	(0.97)	(0.18)

Total from investment activities	0.50	0.57	0.17	(0.73)	(0.03)

Distributions to shareholders:
From net investment income	(0.35)	(0.35)	(0.32)	(0.26)	(0.22)

Total distributions to shareholders	(0.35)	(0.35)	(0.32)	(0.26)	(0.22)

Net asset value — end of period	$9.53	$9.38	$9.16	$9.30	$10.29

Total return	5.48%	6.33%	1.90%	(7.14)%	(0.31)%

Ratios/supplemental data:
Net assets, end of period (000s)	$63,548	$68,989	$59,974	$53,471	$28,876
Ratio of gross expense to average net assets	0.69%	0.66%	0.67%	0.82%	0.77%
Ratio of net expense to average net assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	3.51%	3.53%	3.13%	2.06%	1.10%
Ratio of net investment income to average net assets	3.77%	3.76%	3.36%	2.45%	1.44%
Portfolio turnover rate	38%	52%	39%	39%	22%

The Class commenced operations on December 30, 1995.

(1)	Based on average shares outstanding.

See notes to financial statements.

162 Payden Mutual Funds

	Payden GNMA Fund
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$7.56	$7.08	$7.47	$9.12	$9.47

Income (loss) from investment activities:
Net investment income	0.31	0.30	0.26	0.25	0.07
Net realized and unrealized gains (losses)	0.19	0.45	(0.41)	(1.59)	(0.15)

Total from investment activities	0.50	0.75	(0.15)	(1.34)	(0.08)

Distributions to shareholders:
From net investment income	(0.29)	(0.27)	(0.24)	(0.31)	(0.27)

Total distributions to shareholders	(0.29)	(0.27)	(0.24)	(0.31)	(0.27)

Net asset value — end of period	$7.77	$7.56	$7.08	$7.47	$9.12

Total return	6.80%	10.61%	(2.19)%	(15.01)%	(0.91)%

Ratios/supplemental data:
Net assets, end of period (000s)	$87,489	$96,196	$88,544	$91,243	$102,013
Ratio of gross expense to average net assets	0.66%	0.67%	0.63%	0.70%	0.69%
Ratio of net expense to average net assets	0.45%	0.45%	0.45%	0.45%	0.47%
Ratio of investment income less gross expenses to average net assets	3.82%	3.67%	3.08%	2.03%	1.15%
Ratio of net investment income to average net assets	4.02%	3.89%	3.26%	2.28%	1.38%
Portfolio turnover rate	11%	25%	17%	29%	28%

The Fund commenced operations on August 27, 1999.

	Payden Core Bond Fund — Investor Class
	2025	2024	2023	2022		2021
Net asset value — beginning of period	$9.19	$8.56	$8.80	$10.84		$11.13

Income (loss) from investment activities:
Net investment income	0.45 (1)	0.43 (1)	0.37 (1)	0.26	(1)	0.21 (1)
Net realized and unrealized gains (losses)	0.14	0.61	(0.26)	(2.01)		0.09

Total from investment activities	0.59	1.04	0.11	(1.75)		0.30

Distributions to shareholders:
From net investment income	(0.41)	(0.40)	(0.34)	(0.28)		(0.42)
From net realized gains	—	—	—	(0.01)		(0.17)
Return of capital	—	(0.01)	(0.01)	(0.00	)(2)	—

Total distributions to shareholders	(0.41)	(0.41)	(0.35)	(0.29)		(0.59)

Net asset value — end of period	$9.37	$9.19	$8.56	$8.80		$10.84

Total return	6.57%	12.27%	1.07%	(16.43)%		1.15%

Ratios/supplemental data:
Net assets, end of period (000s)	$274,838	$262,908	$230,480	$294,877		$409,453
Ratio of gross expense to average net assets	0.53%	0.53%	0.52%	0.52%		0.51%
Ratio of net expense to average net assets	0.53%	0.53%	0.52%	0.52%		0.53%
Ratio of investment income less gross expenses to average net assets	4.84%	4.69%	4.03%	2.63%		1.93%
Ratio of net investment income to average net assets	4.85%	4.69%	4.03%	2.63%		1.92%
Portfolio turnover rate	64%	69%	52%	51%		88%

The Fund commenced operations on December 31, 1993.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.

See notes to financial statements.

Annual Financial Statements and Other Information 163

Financial Highlights continued

	Payden Core Bond Fund — SI Class
	2025	2024	2023	2022		2021
Net asset value — beginning of period	$9.18	$8.55	$8.79	$10.83		$11.12

Income (loss) from investment activities:
Net investment income	0.46 (1)	0.44 (1)	0.38 (1)	0.27	(1)	0.22 (1)
Net realized and unrealized gains (losses)	0.15	0.61	(0.27)	(2.01)		0.09

Total from investment activities	0.61	1.05	0.11	(1.74)		0.31

Distributions to shareholders:
From net investment income	(0.42)	(0.41)	(0.34)	(0.29)		(0.43)
From net realized gains	—	—	—	(0.01)		(0.17)
Return of capital	—	(0.01)	(0.01)	(0.00	)(2)	—

Total distributions to shareholders	(0.42)	(0.42)	(0.35)	(0.30)		(0.60)

Net asset value — end of period	$9.37	$9.18	$8.55	$8.79		$10.83

Total return	6.80%	12.38%	1.16%	(16.36)%		1.27%

Ratios/supplemental data:
Net assets, end of period (000s)	$624,999	$644,599	$615,873	$612,851		$833,563
Ratio of gross expense to average net assets	0.53%	0.53%	0.52%	0.52%		0.52%
Ratio of net expense to average net assets	0.42%	0.42%	0.42%	0.42%		0.42%
Ratio of investment income less gross expenses to average net assets	4.85%	4.68%	4.05%	2.64%		1.95%
Ratio of net investment income to average net assets	4.96%	4.78%	4.14%	2.74%		2.05%
Portfolio turnover rate	64%	69%	52%	51%		88%
The Class commenced operations on January 22, 2018.

	Payden Core Bond Fund — Adviser Class
	2025	2024	2023	2022		2021
Net asset value — beginning of period	$9.19	$8.56	$8.77	$10.81		$11.10

Income (loss) from investment activities:
Net investment income	0.42 (1)	0.40 (1)	0.33 (1)	0.23	(1)	0.19 (1)
Net realized and unrealized gains (losses)	0.14	0.62	(0.22)	(2.01)		0.08

Total from investment activities	0.56	1.02	0.11	(1.78)		0.27

Distributions to shareholders:
From net investment income	(0.38)	(0.38)	(0.31)	(0.25)		(0.39)
From net realized gains	—	—	—	(0.01)		(0.17)
Return of capital	—	(0.01)	(0.01)	(0.00	)(2)	—

Total distributions to shareholders	(0.38)	(0.39)	(0.32)	(0.26)		(0.56)

Net asset value — end of period	$9.37	$9.19	$8.56	$8.77		$10.81

Total return	6.29%	11.97%	1.15%	(16.70)%		0.92%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,276	$1,609	$2,965	$23,806		$46,499
Ratio of gross expense to average net assets	0.78%	0.78%	0.78%	0.77%		0.76%
Ratio of net expense to average net assets	0.78%	0.78%	0.78%	0.77%		0.78%
Ratio of investment income less gross expenses to average net assets	4.60%	4.42%	3.64%	2.35%		1.71%
Ratio of net investment income to average net assets	4.60%	4.42%	3.64%	2.35%		1.70%
Portfolio turnover rate	64%	69%	52%	51%		88%

The Class commenced operations on November 2, 2009.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.

See notes to financial statements.

164 Payden Mutual Funds

	Payden Corporate Bond Fund — Investor Class
	2025	2024	2023	2022		2021
Net asset value — beginning of period	$9.79	$8.94	$9.10	$11.96		$12.04

Income (loss) from investment activities:
Net investment income	0.45	0.43	0.36	0.29		0.46
Net realized and unrealized gains (losses)	0.18	0.85	(0.15)	(2.53)		0.09

Total from investment activities	0.63	1.28	0.21	(2.24)		0.55

Distributions to shareholders:
From net investment income	(0.45)	(0.43)	(0.37)	(0.34)		(0.47)
From net realized gains	—	—	—	(0.28)		(0.16)
Return of capital	—	—	—	(0.00	)(1)	—

Total distributions to shareholders	(0.45)	(0.43)	(0.37)	(0.62)		(0.63)

Net asset value — end of period	$9.97	$9.79	$8.94	$9.10		$11.96

Total return	6.63%	14.50%	2.20%	(19.53)%		3.27%

Ratios/supplemental data:
Net assets, end of period (000s)	$191,121	$158,154	$139,288	$222,269		$460,135
Ratio of gross expense to average net assets	0.65%	0.67%	0.65%	0.66%		0.65%
Ratio of net expense to average net assets	0.65%	0.65%	0.65%	0.65%		0.65%
Ratio of investment income less gross expenses to average net assets	4.61%	4.45%	3.92%	2.90%		2.47%
Ratio of net investment income to average net assets	4.60%	4.47%	3.91%	2.90%		2.47%
Portfolio turnover rate	42%	67%	41%	31%		49%
The Fund commenced operations on March 12, 2009.

	Payden Corporate Bond Fund — SI Class
	2025	2024	2023	2022
Net asset value — beginning of period	$9.79	$8.94	$9.10	$10.98

Income (loss) from investment activities:
Net investment income	0.46	0.44	0.38	0.22
Net realized and unrealized gains (losses)	0.18	0.85	(0.16)	(1.87)

Total from investment activities	0.64	1.29	0.22	(1.65)

Distributions to shareholders:
From net investment income	(0.46)	(0.44)	(0.38)	(0.23)
Return of capital	—	—	—	(0.00	)(1)

Total distributions to shareholders	(0.46)	(0.44)	(0.38)	(0.23)

Net asset value — end of period	$9.97	$9.79	$8.94	$9.10

Total return	6.73%	14.61%	2.32%	(15.14	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$223,567	$217,396	$201,735	$124,148
Ratio of gross expense to average net assets	0.65%	0.67%	0.63%	0.65	%(3)
Ratio of net expense to average net assets	0.55%	0.55%	0.55%	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	4.61%	4.45%	4.01%	3.45	%(3)
Ratio of net investment income to average net assets	4.71%	4.57%	4.08%	3.55	%(3)
Portfolio turnover rate	42%	67%	41%	31	%(2)

The Class commenced operations on February 28, 2022.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information 165

Financial Highlights continued

	Payden Corporate Bond Fund — Adviser Class
	2025	2024
Net asset value — beginning of period	$9.86	$9.44

Income (loss) from investment activities:
Net investment income (loss)	(1.17)	0.47
Net realized and unrealized gain	1.80	0.34

Total from investment activities	0.63	0.81

Distributions to shareholders:
From net investment income	(0.43)	(0.39)

Total distributions to shareholders	(0.43)	(0.39)

Net asset value — end of period	$10.06	$9.86

Total return	6.56%	8.69	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$7	$—	(2)
Ratio of gross expense to average net assets	0.83%	0.02	%(3)
Ratio of net expense to average net assets	0.83%	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	4.43%	5.24	%(3)
Ratio of net investment income to average net assets	4.43%	5.25	%(3)
Portfolio turnover rate	42%	67	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Amount is less than $500. (3) Annualized.

	Payden Strategic Income Fund — Investor Class
	2025	2024		2023	2022	2021
Net asset value — beginning of period	$9.61	$9.15		$9.16	$10.46	$10.28

Income (loss) from investment activities:
Net investment income	0.47	0.49		0.45	0.31	0.26
Net realized and unrealized gains (losses)	0.13	0.46		(0.02)	(1.20)	0.20

Total from investment activities	0.60	0.95		0.43	(0.89)	0.46

Distributions to shareholders:
From net investment income	(0.48)	(0.48)		(0.42)	(0.33)	(0.27)
From net realized gains	—	—		(0.01)	(0.08)	(0.01)
Return of capital	—	(0.01)		(0.01)	—	—

Total distributions to shareholders	(0.48)	(0.49)		(0.44)	(0.41)	(0.28)

Net asset value — end of period	$9.73	$9.61		$9.15	$9.16	$10.46

Total return	6.39%	10.53%		4.57%	(8.72)%	4.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$94,201	$107,956		$95,213	$113,587	$147,966
Ratio of gross expense to average net assets	0.94%	0.88%		0.86%	0.87%	0.85%
Ratio of net expense to average net assets	0.65%	0.65%		0.65%	0.65%	0.66%
Ratio of investment income less gross expenses to average net assets	4.99%	4.93%		4.29%	2.94%	2.30%
Ratio of net investment income to average net assets	5.27%	5.16%		4.49%	3.16%	2.49%
Portfolio turnover rate	53%	63%		51%	40%	90%

The Fund commenced operations on May 8, 2014.

See notes to financial statements.

166 Payden Mutual Funds

	Payden Strategic Income Fund — SI Class
	2025	2024		2023	2022	2021
Net asset value — beginning of period	$9.61	$9.15		$9.16	$10.46	$10.27

Income (loss) from investment activities:
Net investment income	0.51	0.51		0.44	0.32	0.28
Net realized and unrealized gains (losses)	0.10	0.45		(0.01)	(1.20)	0.20

Total from investment activities	0.61	0.96		0.43	(0.88)	0.48

Distributions to shareholders:
From net investment income	(0.49)	(0.49)		(0.43)	(0.34)	(0.28)
From net realized gains	—	—		(0.01)	(0.08)	(0.01)
Return of capital	—	(0.01)		(0.01)	—	—

Total distributions to shareholders	(0.49)	(0.50)		(0.45)	(0.42)	(0.29)

Net asset value — end of period	$9.73	$9.61		$9.15	$9.16	$10.46

Total return	6.50%	10.64%		4.68%	(8.62)%	4.58%

Ratios/supplemental data:
Net assets, end of period (000s)	$76,843	$75,323		$76,974	$49,004	$49,575
Ratio of gross expense to average net assets	0.94%	0.88%		0.86%	0.87%	0.85%
Ratio of net expense to average net assets	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	5.00%	4.91%		4.33%	2.99%	2.34%
Ratio of net investment income to average net assets	5.38%	5.25%		4.63%	3.31%	2.65%
Portfolio turnover rate	53%	63%		51%	40%	90%
The Fund commenced operations on May 8, 2014.

	Payden Strategic Income Fund — Adviser Class
	2025	2024
Net asset value — beginning of period	$9.57	$9.36

Income (loss) from investment activities:
Net investment income	0.46	0.41
Net realized and unrealized gain	0.11	0.24

Total from investment activities	0.57	0.65

Distributions to shareholders:
From net investment income	(0.45)	(0.44)

Total distributions to shareholders	(0.45)	(0.44)

Net asset value — end of period	$9.69	$9.57

Total return	6.13%	7.00	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$— (2)	$—	(2)
Ratio of gross expense to average net assets	0.24%	0.07	%(3)
Ratio of net expense to average net assets	0.24%	0.07	%(3)
Ratio of investment income less gross expenses to average net assets	4.81%	4.57	%(3)
Ratio of net investment income to average net assets	4.81%	4.57	%(3)
Portfolio turnover rate	53%	63	%(1)

The Class commenced operations on November 30, 2023.

(1)	Not annualized.
(2)	Amount is less than $500.
(3)	Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information 167

Financial Highlights continued

	Payden Absolute Return Bond Fund — Investor Class
	2025	2024	2023		2022	2021
Net asset value — beginning of period	$9.50	$9.31	$9.18		$10.03	$9.92

Income (loss) from investment activities:
Net investment income	0.56	0.59	0.53		0.30	0.20
Net realized and unrealized gains (losses)	(0.03)	0.18	0.10		(0.83)	0.12

Total from investment activities	0.53	0.77	0.63		(0.53)	0.32

Distributions to shareholders:
From net investment income	(0.57)	(0.58)	(0.50)		(0.20)	(0.21)
From net realized gains	—	—	—		(0.03)	—
Return of capital	—	—	(0.00	)(1)	(0.09)	—

Total distributions to shareholders	(0.57)	(0.58)	(0.50)		(0.32)	(0.21)

Net asset value — end of period	$9.46	$9.50	$9.31		$9.18	$10.03

Total return	5.77%	8.44%	6.93%		(5.32)%	3.22%

Ratios/supplemental data:
Net assets, end of period (000s)	$148,782	$150,463	$139,081		$123,311	$151,027
Ratio of gross expense to average net assets	0.78%	0.77%	0.76%		0.74%	0.74%
Ratio of net expense to average net assets	0.70%	0.70%	0.70%		0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	5.85%	6.23%	5.73%		3.00%	1.93%
Ratio of net investment income to average net assets	5.93%	6.30%	5.79%		3.03%	1.96%
Portfolio turnover rate	176%	188%	132%		104%	95%
The Fund commenced operations on November 6, 2014.

	Payden Absolute Return Bond Fund — SI Class
	2025	2024	2023		2022	2021
Net asset value — beginning of period	$9.52	$9.32	$9.19		$10.04	$9.93

Income (loss) from investment activities:
Net investment income	0.58	0.66	0.59		0.30	0.22
Net realized and unrealized gains (losses)	(0.04)	0.14	0.06		(0.83)	0.12

Total from investment activities	0.54	0.80	0.65		(0.53)	0.34

Distributions to shareholders:
From net investment income	(0.59)	(0.60)	(0.52)		(0.20)	(0.23)
From net realized gains	—	—	—		(0.03)	—
Return of capital	—	—	(0.00	)(1)	(0.09)	—

Total distributions to shareholders	(0.59)	(0.60)	(0.52)		(0.32)	(0.23)

Net asset value — end of period	$9.47	$9.52	$9.32		$9.19	$10.04

Total return	5.89%	8.79%	7.16%		(5.10)%	3.46%

Ratios/supplemental data:
Net assets, end of period (000s)	$491,126	$429,782	$556,369		$659,836	$878,927
Ratio of gross expense to average net assets	0.78%	0.77%	0.76%		0.74%	0.74%
Ratio of net expense to average net assets	0.47%	0.47%	0.47%		0.47%	0.47%
Ratio of investment income less gross expenses to average net assets	5.85%	6.10%	5.71%		3.01%	1.93%
Ratio of net investment income to average net assets	6.16%	6.40%	6.01%		3.27%	2.19%
Portfolio turnover rate	176%	188%	132%		104%	95%

The Fund commenced operations on November 6, 2014.

(1)	Amount is less than $0.005.

See notes to financial statements.

168 Payden Mutual Funds

	Payden Absolute Return Bond Fund — Adviser Class
	2025		2024
Net asset value — beginning of period	$9.50		$9.39

Income (loss) from investment activities:
Net investment income	0.46		0.50
Net realized and unrealized gain	0.06		0.13

Total from investment activities	0.52		0.63

Distributions to shareholders:
From net investment income	(0.55)		(0.52)

Total distributions to shareholders	(0.55)		(0.52)

Net asset value — end of period	$9.47		$9.50

Total return	5.61%		6.86	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$33		$283
Ratio of gross expense to average net assets	1.02%		1.04	%(2)
Ratio of net expense to average net assets	0.95%		0.95	%(2)
Ratio of investment income less gross expenses to average net assets	5.43%		6.52	%(2)
Ratio of net investment income to average net assets	5.50%		6.59	%(2)
Portfolio turnover rate	176%		188	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Annualized.

	Payden Securitized Income Fund — Investor Class
	2025
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.33
Net realized and unrealized gain	0.03

Total from investment activities	0.36

Distributions to shareholders:
From net investment income	(0.32)

Total distributions to shareholders	(0.32)

Net asset value — end of period	$10.04

Total return	3.64	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$2,454
Ratio of gross expense to average net assets	1.77	%(2)
Ratio of net expense to average net assets	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	3.86	%(2)
Ratio of net investment income to average net assets	4.98	%(2)
Portfolio turnover rate	29	%(1)

The Fund commenced operations on March 5, 2025.

(1)	Not annualized.
(2)	Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information 169

Financial Highlights continued

	Payden Securitized Income Fund — SI Class
	2025
Net asset value — beginning of period	$10.00

Income (loss) from investment activities:
Net investment income	0.33
Net realized and unrealized gain	0.03

Total from investment activities	0.36

Distributions to shareholders:
From net investment income	(0.32)

Total distributions to shareholders	(0.32)

Net asset value — end of period	$10.04

Total return	3.70	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$105,886
Ratio of gross expense to average net assets	1.08	%(2)
Ratio of net expense to average net assets	0.55	%(2)
Ratio of investment income less gross expenses to average net assets	4.49	%(2)
Ratio of net investment income to average net assets	5.03	%(2)
Portfolio turnover rate	29	%(1)
The Fund commenced operations on March 5, 2025. (1) Not annualized. (2) Annualized.

	Payden Floating Rate Fund — Investor Class
	2025		2024	2023		2022		2021
Net asset value — beginning of period	$9.75		$9.62	$9.38		$9.91		$9.51

Income (loss) from investment activities:
Net investment income	0.74		0.85	0.80		0.40		0.30
Net realized and unrealized gains (losses)	(0.12)		0.15	0.23		(0.51)		0.39

Total from investment activities	0.62		1.00	1.03		(0.11)		0.69

Distributions to shareholders:
From net investment income	(0.74)		(0.87)	(0.79)		(0.42)		(0.28)
Return of capital	—		—	(0.00	)(1)	(0.00	)(1)	(0.01)

Total distributions to shareholders	(0.74)		(0.87)	(0.79)		(0.42)		(0.29)

Net asset value — end of period	$9.63		$9.75	$9.62		$9.38		$9.91

Total return	6.64%		10.80%	11.39%		(1.10)%		7.29%

Ratios/supplemental data:
Net assets, end of period (000s)	$54,284		$46,741	$27,057		$24,160		$20,753
Ratio of gross expense to average net assets	0.96%		0.94%	0.90%		0.86%		0.92%
Ratio of net expense to average net assets	0.70%		0.70%	0.70%		0.70%		0.72%
Ratio of investment income less gross expenses to average net assets	7.40%		8.69%	8.06%		4.12%		2.80%
Ratio of net investment income to average net assets	7.66%		8.93%	8.27%		4.28%		3.00%
Portfolio turnover rate	86%		62%	28%		33%		40%

The Fund commenced operations on November 11, 2013.

(1)	Amount is less than $0.005.

See notes to financial statements.

170 Payden Mutual Funds

	Payden Floating Rate Fund — SI Class
	2025	2024		2023		2022		2021
Net asset value — beginning of period	$9.76	$9.63		$9.39		$9.92		$9.51

Income (loss) from investment activities:
Net investment income	0.75	0.88		0.80		0.42		0.32
Net realized and unrealized gains (losses)	(0.13)	0.13		0.25		(0.52)		0.39

Total from investment activities	0.62	1.01		1.05		(0.10)		0.71

Distributions to shareholders:
From net investment income	(0.75)	(0.88)		(0.81)		(0.43)		(0.29)
Return of capital	—	—		(0.00	)(1)	(0.00	)(1)	(0.01)

Total distributions to shareholders	(0.75)	(0.88)		(0.81)		(0.43)		(0.30)

Net asset value — end of period	$9.64	$9.76		$9.63		$9.39		$9.92

Total return	6.73%	10.89%		11.52%		(1.01)%		7.53%

Ratios/supplemental data:
Net assets, end of period (000s)	$78,931	$76,926		$88,309		$124,423		$170,373
Ratio of gross expense to average net assets	0.97%	0.93%		0.90%		0.86%		0.89%
Ratio of net expense to average net assets	0.60%	0.60%		0.60%		0.60%		0.61%
Ratio of investment income less gross expenses to average net assets	7.40%	8.65%		7.98%		3.98%		2.77%
Ratio of net investment income to average net assets	7.77%	8.98%		8.29%		4.24%		3.05%
Portfolio turnover rate	86%	62%		28%		33%		40%
The Fund commenced operations on November 11, 2013.

	Payden Floating Rate Fund — Adviser Class
	2025	2024
Net asset value — beginning of period	$9.74	$9.70

Income (loss) from investment activities:
Net investment income	1.04	0.71
Net realized and unrealized gains (losses)	(0.42)	0.12

Total from investment activities	0.62	0.83

Distributions to shareholders:
From net investment income	(0.72)	(0.79)

Total distributions to shareholders	(0.72)	(0.79)

Net asset value — end of period	$9.64	$9.74

Total return	6.59%	8.78	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$53	$3
Ratio of gross expense to average net assets	1.25%	0.99	%(3)
Ratio of net expense to average net assets	0.95%	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	7.32%	8.14	%(3)
Ratio of net investment income to average net assets	7.62%	8.17	%(3)
Portfolio turnover rate	86%	62	%(2)

The Class commenced operations on November 30, 2023.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information 171

Financial Highlights continued

	Payden High Income Fund — Investor Class (1)
	2025	2024	2023		2022		2021
Net asset value — beginning of period	$12.68	$11.68	$11.64		$13.74		$12.90

Income (loss) from investment activities:
Net investment income	0.64	0.88	0.86		0.70		0.66
Net realized and unrealized gains (losses)	0.07	1.00	(0.00	)(2)	(2.10)		0.84

Total from investment activities	0.71	1.88	0.86		1.40		1.50

Distributions to shareholders:
From net investment income	(0.65)	(0.88)	(0.82)		(0.70)		(0.66)
Return of capital	—	—	(0.00	)(2)	(0.00	)(2)	—

Total distributions to shareholders	(0.65)	(0.88)	(0.82)		(0.70)		(0.66)

Net asset value — end of period	$12.74	$12.68	$11.68		$11.64		$13.74

Total return	7.71%	16.43%	7.54%		(10.45)%		11.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$245,580	$215,913	$141,392		$227,112		$740,403
Ratio of gross expense to average net assets	0.60%	0.63%	0.59%		0.60%		0.60%
Ratio of net expense to average net assets	0.60%	0.63%	0.59%		0.60%		0.60%
Ratio of investment income less gross expenses to average net assets	6.80%	7.04%	6.91%		5.22%		4.75%
Ratio of net investment income to average net assets	6.80%	7.04%	6.91%		5.22%		4.75%
Portfolio turnover rate	78%	76%	75%		70%		74%
The Fund commenced operations on December 30, 1997.

	Payden High Income Fund — SI Class (1)
	2025	2024	2023		2022
Net asset value — beginning of period	$12.64	$11.66	$11.62		$13.14

Income (loss) from investment activities:
Net investment income	0.64	0.90	0.84		0.44
Net realized and unrealized gains (losses)	0.08	0.98	0.04		(1.48)

Total from investment activities	0.72	1.88	0.88		(1.04)

Distributions to shareholders:
From net investment income	(0.65)	(0.90)	(0.84)		(0.48)
Return of capital	—	—	(0.00	)(2)	(0.00	)(2)

Total distributions to shareholders	(0.65)	(0.90)	(0.84)		(0.48)

Net asset value — end of period	$12.71	$12.64	$11.66		$11.62

Total return	7.87%	16.38%	7.63%		(7.92	)%(3)

Ratios/supplemental data:
Net assets, end of period (000s)	$788,024	$644,754	$436,946		$350,733
Ratio of gross expense to average net assets	0.60%	0.63%	0.59%		0.61	%(4)
Ratio of net expense to average net assets	0.55%	0.55%	0.55%		0.55	%(4)
Ratio of investment income less gross expenses to average net assets	6.83%	7.05%	6.98%		5.91	%(4)
Ratio of net investment income to average net assets	6.87%	7.13%	7.02%		5.96	%(4)
Portfolio turnover rate	78%	76%	75%		70	%(3)

The Class commenced operations on February 28, 2022.

(1)	Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025. See Note 1 of the Notes to Financial Statements.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

172 Payden Mutual Funds

	Payden High Income Fund — Adviser Class (1)
	2025	2024
Net asset value — beginning of period	$12.74	$12.16

Income (loss) from investment activities:
Net investment income (loss)	(14.58)	0.76
Net realized and unrealized gain	15.27	0.62

Total from investment activities	0.69	1.38

Distributions to shareholders:
From net investment income	(0.63)	(0.80)

Total distributions to shareholders	(0.63)	(0.80)

Net asset value — end of period	$12.80	$12.74

Total return	7.43%	11.55	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$7,575	$66
Ratio of gross expense to average net assets	0.79%	0.85	%(3)
Ratio of net expense to average net assets	0.79%	0.85	%(3)
Ratio of investment income less gross expenses to average net assets	6.41%	6.55	%(3)
Ratio of net investment income to average net assets	6.41%	6.55	%(3)
Portfolio turnover rate	78%	76	%(2)

The Class commenced operations on November 30, 2023.

(1)   Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025. See Note 1 of the Notes to Financial Statements.

(2)   Not annualized.

(3)   Annualized.

	Payden California Municipal Social Impact Fund — Investor Class
	2025	2024		2023	2022	2021
Net asset value — beginning of period	$9.89	$9.43		$9.38	$10.49	$10.58

Income (loss) from investment activities:
Net investment income	0.35	0.35		0.29	0.16	0.34
Net realized and unrealized gains (losses)	0.11	0.49		0.05	(1.11)	0.09

Total from investment activities	0.46	0.84		0.34	(0.95)	0.43

Distributions to shareholders:
From net investment income	(0.35)	(0.36)		(0.29)	(0.16)	(0.34)
From net realized gains	—	—		—	—	(0.18)
Return of capital	—	(0.02)		—	—	—

Total distributions to shareholders	(0.35)	(0.38)		(0.29)	(0.16)	(0.52)

Net asset value — end of period	$10.00	$9.89		$9.43	$9.38	$10.49

Total return	4.72%	8.92%		3.55%	(9.12)%	2.38%

Ratios/supplemental data:
Net assets, end of period (000s)	$255,189	$162,490		$152,393	$141,705	$87,753
Ratio of gross expense to average net assets	0.64%	0.69%		0.63%	0.68%	0.71%
Ratio of net expense to average net assets	0.45%	0.45%		0.45%	0.45%	0.47%
Ratio of investment income less gross expenses to average net assets	3.33%	3.26%		2.81%	1.39%	1.27%
Ratio of net investment income to average net assets	3.52%	3.50%		2.99%	1.62%	1.50%
Portfolio turnover rate	54%	89%		181%	105%	140%

The Fund commenced operations on December 17, 1998.

See notes to financial statements.

Annual Financial Statements and Other Information 173

Financial Highlights continued

	Payden California Municipal Social Impact Fund — Adviser Class
	2025	2024
Net asset value — beginning of period	$9.88	$9.84

Income (loss) from investment activities:
Net investment income	0.69	0.32
Net realized and unrealized gains (losses)	(0.26)	0.05

Total from investment activities	0.43	0.37

Distributions to shareholders:
From net investment income	(0.34)	(0.32)
Return of capital	—	(0.01)

Total distributions to shareholders	(0.34)	(0.33)

Net asset value — end of period	$9.97	$9.88

Total return	4.42%	3.85	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$359	$21
Ratio of gross expense to average net assets	0.88%	0.91	%(2)
Ratio of net expense to average net assets	0.70%	0.70	%(2)
Ratio of investment income less gross expenses to average net assets	2.22%	3.01	%(2)
Ratio of net investment income to average net assets	2.40%	3.22	%(2)
Portfolio turnover rate	54%	89	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Annualized.

	Payden Global Low Duration Fund
	2025	2024		2023		2022	2021
Net asset value — beginning of period	$9.69	$9.44		$9.42		$10.10	$10.10

Income (loss) from investment activities:
Net investment income	0.46	0.43		0.43		0.18	0.13
Net realized and unrealized gains (losses)	0.06	0.25		(0.06	)(1)	(0.64)	(0.01)

Total from investment activities	0.52	0.68		0.37		(0.46)	0.12

Distributions to shareholders:
From net investment income	(0.46)	(0.43)		(0.35)		(0.17)	(0.12)
From net realized gains	—	—		—		(0.05)	—
Return of capital	—	—		(0.00	)(2)	—	—

Total distributions to shareholders	(0.46)	(0.43)		(0.35)		(0.22)	(0.12)

Net asset value — end of period	$9.75	$9.69		$9.44		$9.42	$10.10

Total return	5.45%	7.37%		3.99%		(4.55)%	1.16%

Ratios/supplemental data:
Net assets, end of period (000s)	$38,922	$44,931		$45,150		$74,440	$86,225
Ratio of gross expense to average net assets	0.92%	0.85%		0.79%		0.82%	0.76%
Ratio of net expense to average net assets	0.53%	0.53%		0.53%		0.53%	0.53%
Ratio of investment income less gross expenses to average net assets	4.27%	4.21%		3.29%		1.44%	0.91%
Ratio of net investment income to average net assets	4.65%	4.54%		3.55%		1.74%	1.13%
Portfolio turnover rate	67%	84%		94%		128%	169%

The Fund commenced operations on September 18, 1996.

(1)

The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

(2)	Amount is less than $0.005.

See notes to financial statements.

174 Payden Mutual Funds

	Payden Global Fixed Income Fund — Investor Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$7.62	$7.13	$7.65	$9.17	$9.33

Income (loss) from investment activities:
Net investment income (loss)	0.22	(0.04)	(0.86)	(0.13)	0.19
Net realized and unrealized gains (losses)	0.21	0.80	0.99	(1.08)	(0.04)

Total from investment activities	0.43	0.76	0.13	(1.21)	0.15

Distributions to shareholders:
From net investment income	(0.26)	(0.12)	(0.49)	(0.25)	(0.23)
From net realized gains	—	—	—	(0.06)	(0.08)
Return of capital	(0.04)	(0.15)	(0.16)	—	—

Total distributions to shareholders	(0.30)	(0.27)	(0.65)	(0.31)	(0.31)

Net asset value — end of period	$7.75	$7.62	$7.13	$7.65	$9.17

Total return	5.74%	10.73%	1.68%	(13.49)%	0.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$39,478	$40,963	$43,519	$92,024	$178,480
Ratio of gross expense to average net assets	0.68%	0.69%	0.68%	0.70%	0.71%
Ratio of net expense to average net assets	0.68%	0.69%	0.68%	0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	3.94%	3.57%	2.92%	1.60%	1.19%
Ratio of net investment income to average net assets	3.94%	3.57%	2.83%	1.54%	1.20%
Portfolio turnover rate	54%	61%	42%	55%	60%
The Fund commenced operations on September 1, 1992.

	Payden Global Fixed Income Fund — SI Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$7.60	$7.12	$7.64	$9.16	$9.23

Income (loss) from investment activities:
Net investment income	0.30	0.15	0.18	0.16	0.04
Net realized and unrealized gains (losses)	0.14	0.61	(0.03)	(1.36)	(0.06)

Total from investment activities	0.44	0.76	0.15	(1.20)	(0.02)

Distributions to shareholders:
From net investment income	(0.27)	(0.13)	(0.50)	(0.26)	(0.05)
From net realized gains	—	—	—	(0.06)	—
Return of capital	(0.04)	(0.15)	(0.17)	—	—

Total distributions to shareholders	(0.31)	(0.28)	(0.67)	(0.32)	(0.05)

Net asset value — end of period	$7.73	$7.60	$7.12	$7.64	$9.16

Total return	5.89%	10.92%	1.71%	(13.37)%	(0.39	)%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$111,996	$106,529	$122,200	$144,999	$125,513
Ratio of gross expense to average net assets	0.68%	0.69%	0.59%	0.63%	0.79	%(2)
Ratio of net expense to average net assets	0.55%	0.55%	0.55%	0.55%	0.55	%(2)
Ratio of investment income less gross expenses to average net assets	3.94%	3.55%	2.98%	1.67%	1.11	%(2)
Ratio of net investment income to average net assets	4.06%	3.69%	3.02%	1.75%	1.35	%(2)
Portfolio turnover rate	54%	61%	42%	55%	60	%(1)

The Class commenced operations on June 30, 2021.

(1)	Not annualized.
(2)	Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information 175

Financial Highlights continued

	Payden Emerging Markets Bond Fund — Investor Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.54		$9.46	$9.17	$13.12	$12.99

Income (loss) from investment activities:
Net investment income	0.74	(1)	0.72 (1)	0.63 (1)	0.64 (1)	0.70 (1)
Net realized and unrealized gains (losses)	0.66		1.04	0.44	(3.94)	0.14

Total from investment activities	1.40		1.76	1.07	(3.30)	0.84

Distributions to shareholders:
From net investment income	(0.81)		(0.68)	(0.64)	(0.65)	(0.71)
Return of capital	(0.00	)(2)	—	(0.14)	—	—

Total distributions to shareholders	(0.81)		(0.68)	(0.78)	(0.65)	(0.71)

Net asset value — end of period	$11.12		$10.54	$9.46	$9.17	$13.12

Total return	13.83%		19.20%	11.16%	(25.82)%	6.48%

Ratios/supplemental data:
Net assets, end of period (000s)	$406,835		$283,480	$268,578	$321,800	$279,531
Ratio of gross expense to average net assets	0.73%		0.74%	0.72%	0.73%	0.71%
Ratio of net expense to average net assets	0.73%		0.74%	0.72%	0.73%	0.71%
Ratio of investment income less gross expenses to average net assets	6.93%		6.92%	6.43%	5.88%	5.22%
Ratio of net investment income to average net assets	6.93%		6.92%	6.43%	5.88%	5.22%
Portfolio turnover rate	74%		65%	73%	52%	63%
The Fund commenced operations on December 17, 1998.

	Payden Emerging Markets Bond Fund — SI Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.52		$9.44	$9.16	$13.10	$12.97

Income (loss) from investment activities:
Net investment income	0.74	(1)	0.72 (1)	0.64 (1)	0.65 (1)	0.71 (1)
Net realized and unrealized gains (losses)	0.65		1.05	0.43	(3.93)	0.13

Total from investment activities	1.39		1.77	1.07	(3.28)	0.84

Distributions to shareholders:
From net investment income	(0.81)		(0.69)	(0.65)	(0.66)	(0.71)
Return of capital	(0.00	)(2)	—	(0.14)	—	—

Total distributions to shareholders	(0.81)		(0.69)	(0.79)	(0.66)	(0.71)

Net asset value — end of period	$11.10		$10.52	$9.44	$9.16	$13.10

Total return	13.89%		19.18%	11.21%	(25.76)%	6.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$511,650		$531,384	$395,460	$420,935	$541,893
Ratio of gross expense to average net assets	0.73%		0.74%	0.72%	0.73%	0.71%
Ratio of net expense to average net assets	0.69%		0.69%	0.69%	0.69%	0.69%
Ratio of investment income less gross expenses to average net assets	6.95%		6.91%	6.44%	5.86%	5.21%
Ratio of net investment income to average net assets	6.98%		6.96%	6.47%	5.90%	5.23%
Portfolio turnover rate	74%		65%	73%	52%	63%

The Class commenced operations on April 9, 2012.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.

See notes to financial statements.

176 Payden Mutual Funds

	Payden Emerging Markets Bond Fund — Adviser Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.56		$9.47	$9.18	$13.13	$13.00

Income (loss) from investment activities:
Net investment income	0.71	(1)	0.69 (1)	0.61 (1)	0.63 (1)	0.67 (1)
Net realized and unrealized gains (losses)	0.65		1.05	0.44	(3.96)	0.14

Total from investment activities	1.36		1.74	1.05	(3.33)	0.81

Distributions to shareholders:
From net investment income	(0.78)		(0.65)	(0.63)	(0.62)	(0.68)
Return of capital	(0.00	)(2)	—	(0.13)	—	—

Total distributions to shareholders	(0.78)		(0.65)	(0.76)	(0.62)	(0.68)

Net asset value — end of period	$11.14		$10.56	$9.47	$9.18	$13.13

Total return	13.49%		18.88%	10.99%	(26.02)%	6.21%

Ratios/supplemental data:
Net assets, end of period (000s)	$26,552		$27,054	$20,694	$22,319	$64,314
Ratio of gross expense to average net assets	0.99%		0.99%	0.97%	0.98%	0.96%
Ratio of net expense to average net assets	0.99%		0.99%	0.97%	0.98%	0.96%
Ratio of investment income less gross expenses to average net assets	6.68%		6.70%	6.17%	5.57%	4.98%
Ratio of net investment income to average net assets	6.68%		6.70%	6.17%	5.57%	4.98%
Portfolio turnover rate	74%		65%	73%	52%	63%
The Class commenced operations on November 2, 2009.
(1) Based on average shares outstanding. (2) Amount is less than $0.005.

	Payden Emerging Markets Local Bond Fund — Investor Class (1)
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$9.36		$9.24	$8.68	$11.44	$11.68

Income (loss) from investment activities:
Net investment income	0.67	(2)	0.66 (2)	0.60 (2)	0.56 (2)	0.56 (2)
Net realized and unrealized gains (losses)	0.41		0.08	0.50	(2.76)	(0.20)

Total from investment activities	1.08		0.74	1.10	(2.20)	0.36

Distributions to shareholders:
From net investment income	(0.50)		(0.48)	(0.22)	(0.06)	—
Return of capital	—		(0.14)	(0.32)	(0.50)	(0.60)

Total distributions to shareholders	(0.50)		(0.62)	(0.54)	(0.56)	(0.60)

Net asset value — end of period	$9.94		$9.36	$9.24	$8.68	$11.44

Total return	13.75%		8.16%	12.11%	(19.76)%	2.92%

Ratios/supplemental data:
Net assets, end of period (000s)	$2,597		$11,336	$6,646	$4,200	$43,551
Ratio of gross expense to average net assets	1.10%		1.07%	1.30%	1.12%	1.05%
Ratio of net expense to average net assets	0.99%		0.99%	0.99%	0.99%	0.99%
Ratio of investment income less gross expenses to average net assets	7.06%		6.67%	5.90%	5.19%	4.55%
Ratio of net investment income to average net assets	7.18%		6.75%	6.21%	5.32%	4.61%
Portfolio turnover rate	71%		61%	72%	65%	39%

The Fund commenced operations on November 2, 2011.

(1)	Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025. See Note 1 of the Notes to Financial Statements.
(2)	Based on average shares outstanding.

See notes to financial statements.

Annual Financial Statements and Other Information 177

Financial Highlights continued

	Payden Emerging Markets Local Bond Fund — SI Class (1)
	2025		2024	2023	2022
Net asset value — beginning of period	$9.18		$9.06	$8.52	$10.60

Income (loss) from investment activities:
Net investment income	0.69	(2)	0.66 (2)	0.62 (2)	0.36
Net realized and unrealized gains (losses)	0.39		0.12	0.48	(2.04)

Total from investment activities	1.08		0.78	1.10	(1.68)

Distributions to shareholders:
From net investment income	(0.52)		(0.50)	(0.22)	(0.04)
Return of capital	—		(0.16)	(0.34)	(0.36)

Total distributions to shareholders	(0.52)		(0.66)	(0.56)	(0.40)

Net asset value — end of period	$9.74		$9.18	$9.06	$8.52

Total return	14.16%		8.35%	12.63%	(16.12	)%(3)

Ratios/supplemental data:
Net assets, end of period (000s)	$97,380		$62,737	$64,103	$26,701
Ratio of gross expense to average net assets	1.10%		1.07%	1.26%	1.31	%(4)
Ratio of net expense to average net assets	0.75%		0.75%	0.75%	0.75	%(4)
Ratio of investment income less gross expenses to average net assets	7.03%		6.65%	6.04%	5.54	%(4)
Ratio of net investment income to average net assets	7.38%		6.97%	6.55%	6.10	%(4)
Portfolio turnover rate	71%		61%	72%	65	%(3)
The Class commenced operations on February 28, 2022.

(1)   Share amounts have been adjusted for a reverse stock split effective after the close of business on May 9, 2025. See Note 1 of the Notes to Financial Statements.

(2)   Based on average shares outstanding.

(3)   Not annualized.

(4)   Annualized.

	Payden Emerging Markets Corporate Bond Fund — Investor Class
	2025		2024	2023	2022		2021
Net asset value — beginning of period	$8.79		$8.15	$7.90	$10.18		$9.99

Income (loss) from investment activities:
Net investment income	0.56	(1)	0.54 (1)	0.47 (1)	0.41	(1)	0.43 (1)
Net realized and unrealized gains (losses)	0.06		0.63	0.26	(2.18)		0.19

Total from investment activities	0.62		1.17	0.73	(1.77)		0.62

Distributions to shareholders:
From net investment income	(0.57)		(0.53)	(0.44)	(0.41)		(0.43)
From net realized gains	—		—	—	(0.10)		—
Return of capital	(0.00	)(2)	—	(0.04)	—		—

Total distributions to shareholders	(0.57)		(0.53)	(0.48)	(0.51)		(0.43)

Net asset value — end of period	$8.84		$8.79	$8.15	$7.90		$10.18

Total return	7.28%		14.69%	9.17%	(17.91)%		6.08%

Ratios/supplemental data:
Net assets, end of period (000s)	$23,621		$18,362	$24,856	$18,845		$5,208
Ratio of gross expense to average net assets	1.30%		1.20%	1.26%	1.32%		1.28%
Ratio of net expense to average net assets	0.95%		0.95%	0.95%	0.95%		0.95%
Ratio of investment income less gross expenses to average net assets	6.07%		5.99%	5.29%	4.39%		3.80%
Ratio of net investment income to average net assets	6.42%		6.24%	5.60%	4.77%		4.13%
Portfolio turnover rate	132%		144%	104%	95%		84%

The Fund commenced operations on November 11, 2013.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.

See notes to financial statements.

178 Payden Mutual Funds

	Payden Emerging Markets Corporate Bond Fund — SI Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$8.80		$8.17	$7.91	$10.20	$10.01

Income (loss) from investment activities:
Net investment income	0.57	(1)	0.55 (1)	0.48 (1)	0.42 (1)	0.44 (1)
Net realized and unrealized gains (losses)	0.06		0.63	0.26	(2.19)	0.19

Total from investment activities	0.63		1.18	0.74	(1.77)	0.63

Distributions to shareholders:
From net investment income	(0.58)		(0.55)	(0.44)	(0.42)	(0.44)
From net realized gains	—		—	—	(0.10)	—
Return of capital	(0.00	)(2)	—	(0.04)	—	—

Total distributions to shareholders	(0.58)		(0.55)	(0.48)	(0.52)	(0.44)

Net asset value — end of period	$8.85		$8.80	$8.17	$7.91	$10.20

Total return	7.37%		14.70%	9.40%	(17.93)%	6.28%

Ratios/supplemental data:
Net assets, end of period (000s)	$69,904		$68,608	$43,447	$27,674	$48,205
Ratio of gross expense to average net assets	1.29%		1.20%	1.25%	1.33%	1.28%
Ratio of net expense to average net assets	0.85%		0.85%	0.85%	0.85%	0.85%
Ratio of investment income less gross expenses to average net assets	6.07%		6.01%	5.29%	4.15%	3.82%
Ratio of net investment income to average net assets	6.51%		6.36%	5.70%	4.63%	4.25%
Portfolio turnover rate	132%		144%	104%	95%	84%
The Fund commenced operations on November 11, 2013. (1) Based on average shares outstanding. (2) Amount is less than $0.005.

	Payden Managed Income Fund — Institutional Class
	2025		2024	2023	2022	2021
Net asset value — beginning of period	$10.82		$10.47	$10.00	$10.85	$10.51

Income (loss) from investment activities:
Net investment income	0.70	(1)	0.71 (1)	0.66 (1)	0.34 (1)	0.24 (1)
Net realized and unrealized gains (losses)	(0.02)		0.19	0.01	(0.96)	0.47

Total from investment activities	0.68		0.90	0.67	(0.62)	0.71

Distributions to shareholders:
From net investment income	(0.70)		(0.55)	(0.20)	(0.23)	(0.37)

Total distributions to shareholders	(0.70)		(0.55)	(0.20)	(0.23)	(0.37)

Net asset value — end of period	$10.80		$10.82	$10.47	$10.00	$10.85

Total return	6.62%		8.98%	6.76%	(5.80)%	6.94%

Ratios/supplemental data:
Net assets, end of period (000s)	$4,633		$5,147	$3,548	$2,829	$1,095
Ratio of gross expense to average net assets	1.67%		1.61%	1.71%	1.60%	1.54%
Ratio of net expense to average net assets	0.65%		0.74%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.65%		5.85%	5.64%	2.69%	1.63%
Ratio of net investment income to average net assets	6.67%		6.72%	6.40%	3.33%	2.23%
Portfolio turnover rate	218%		262%	195%	122%	155%

The Class commenced operations on June 1, 2016.

(1) Based on average shares outstanding.

See notes to financial statements.

Annual Financial Statements and Other Information 179

Financial Highlights continued

	Payden Managed Income Fund — SI Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$10.62	$10.29	$9.84	$10.70	$10.39

Income (loss) from investment activities:
Net investment income	0.69 (1)	0.69 (1)	0.64 (1)	0.28 (1)	0.21 (1)
Net realized and unrealized gains (losses)	(0.02)	0.19	0.00 (2)	(0.91)	0.47

Total from investment activities	0.67	0.88	0.64	(0.63)	0.68

Distributions to shareholders:
From net investment income	(0.70)	(0.55)	(0.19)	(0.23)	(0.37)

Total distributions to shareholders	(0.70)	(0.55)	(0.19)	(0.23)	(0.37)

Net asset value — end of period	$10.59	$10.62	$10.29	$9.84	$10.70

Total return	6.65%	8.94%	6.61%	(6.03)%	6.66%

Ratios/supplemental data:
Net assets, end of period (000s)	$77,667	$80,297	$77,527	$67,639	$82,019
Ratio of gross expense to average net assets	1.67%	1.61%	1.71%	1.62%	1.54%
Ratio of net expense to average net assets	0.65%	0.75%	1.04%	1.25%	1.25%
Ratio of investment income less gross expenses to average net assets	5.63%	5.85%	5.63%	2.40%	1.66%
Ratio of net investment income to average net assets	6.65%	6.71%	6.29%	2.76%	1.95%
Portfolio turnover rate	218%	262%	195%	122%	155%
The Fund commenced operations on September 22, 2008.

	Payden Managed Income Fund — Adviser Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$10.23	$9.95	$9.53	$10.40	$10.13

Income (loss) from investment activities:
Net investment income	0.64 (1)	0.64 (1)	0.58 (1)	0.25 (1)	0.17 (1)
Net realized and unrealized gains (losses)	(0.02)	0.19	0.02	(0.90)	0.46

Total from investment activities	0.62	0.83	0.60	(0.65)	0.63

Distributions to shareholders:
From net investment income	(0.70)	(0.55)	(0.18)	(0.22)	(0.36)

Total distributions to shareholders	(0.70)	(0.55)	(0.18)	(0.22)	(0.36)

Net asset value — end of period	$10.15	$10.23	$9.95	$9.53	$10.40

Total return	6.36%	8.70%	6.38%	(6.34)%	6.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$9,310	$8,237	$7,378	$14,226	$15,565
Ratio of gross expense to average net assets	1.92%	1.86%	1.95%	1.87%	1.79%
Ratio of net expense to average net assets	0.90%	1.00%	1.32%	1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	5.40%	5.60%	5.28%	2.17%	1.40%
Ratio of net investment income to average net assets	6.42%	6.47%	5.90%	2.54%	1.69%
Portfolio turnover rate	218%	262%	195%	122%	155%

The Fund commenced operations on September 22, 2008.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.

See notes to financial statements.

180 Payden Mutual Funds

	Payden Managed Income Fund — Retirement Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$9.53	$9.32	$8.97	$9.82	$9.60

Income (loss) from investment activities:
Net investment income	0.57 (1)	0.58 (1)	0.53 (1)	0.21 (1)	0.14 (1)
Net realized and unrealized gains (losses)	(0.02)	0.18	0.01	(0.84)	0.44

Total from investment activities	0.55	0.76	0.54	(0.63)	0.58

Distributions to shareholders:
From net investment income	(0.69)	(0.55)	(0.19)	(0.22)	(0.36)

Total distributions to shareholders	(0.69)	(0.55)	(0.19)	(0.22)	(0.36)

Net asset value — end of period	$9.39	$9.53	$9.32	$8.97	$9.82

Total return	6.05%	8.50%	6.07%	(6.55)%	6.19%

Ratios/supplemental data:
Net assets, end of period (000s)	$35,802	$25,281	$21,383	$21,501	$26,855
Ratio of gross expense to average net assets	2.17%	2.11%	2.21%	2.12%	2.04%
Ratio of net expense to average net assets	1.15%	1.24%	1.55%	1.75%	1.75%
Ratio of investment income less gross expenses to average net assets	5.15%	5.37%	5.10%	1.90%	1.17%
Ratio of net investment income to average net assets	6.17%	6.24%	5.75%	2.26%	1.46%
Portfolio turnover rate	218%	262%	195%	122%	155%
The Class commenced operations on April 6, 2009. (1) Based on average shares outstanding.

	Payden Equity Income Fund — Investor Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$18.82	$14.85	$16.92	$21.25	$15.97

Income (loss) from investment activities:
Net investment income	0.22	0.23	0.28	0.33	0.38
Net realized and unrealized gains (losses)	1.39	4.25	(1.36)	(0.93)	5.24

Total from investment activities	1.61	4.48	(1.08)	(0.60)	5.62

Distributions to shareholders:
From net investment income	(0.20)	(0.29)	(0.28)	(0.52)	(0.34)
From net realized gains	(2.63)	(0.22)	(0.71)	(3.21)	—

Total distributions to shareholders	(2.83)	(0.51)	(0.99)	(3.73)	(0.34)

Net asset value — end of period	$17.59	$18.82	$14.85	$16.92	$21.25

Total return	9.88%	30.55%	(6.75)%	(3.64)%	35.41%

Ratios/supplemental data:
Net assets, end of period (000s)	$268,809	$288,798	$318,111	$472,728	$536,613
Ratio of gross expense to average net assets	0.76%	0.75%	0.73%	0.74%	0.72%
Ratio of net expense to average net assets	0.76%	0.75%	0.73%	0.74%	0.72%
Ratio of investment income less gross expenses to average net assets	1.28%	1.43%	1.81%	1.97%	1.87%
Ratio of net investment income to average net assets	1.28%	1.43%	1.81%	1.97%	1.87%
Portfolio turnover rate	112%	80%	111%	96%	95%

The Fund commenced operations on November 1, 1996.

See notes to financial statements.

Annual Financial Statements and Other Information 181

Financial Highlights continued

	Payden Equity Income Fund — SI Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$18.85	$14.88	$16.94	$21.27	$15.98

Income (loss) from investment activities:
Net investment income	0.23	0.24	0.30	0.36	0.38
Net realized and unrealized gains (losses)	1.40	4.25	(1.35)	(0.95)	5.26

Total from investment activities	1.63	4.49	(1.05)	(0.59)	5.64

Distributions to shareholders:
From net investment income	(0.22)	(0.30)	(0.30)	(0.53)	(0.35)
From net realized gains	(2.63)	(0.22)	(0.71)	(3.21)	—

Total distributions to shareholders	(2.85)	(0.52)	(1.01)	(3.74)	(0.35)

Net asset value — end of period	$17.63	$18.85	$14.88	$16.94	$21.27

Total return	10.04%	30.57%	(6.59)%	(3.59)%	35.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$786,594	$759,602	$809,987	$945,034	$1,233,890
Ratio of gross expense to average net assets	0.76%	0.75%	0.73%	0.74%	0.72%
Ratio of net expense to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets .	1.28%	1.44%	1.78%	1.99%	1.87%
Ratio of net investment income to average net assets	1.39%	1.54%	1.86%	2.07%	1.94%
Portfolio turnover rate	112%	80%	111%	96%	95%
The Class commenced operations on August 1, 2014.

	Payden Equity Income Fund — Adviser Class
	2025	2024	2023	2022	2021
Net asset value — beginning of period	$18.77	$14.82	$16.89	$21.23	$15.96

Income (loss) from investment activities:
Net investment income	0.17	0.17	0.23	0.28	0.31
Net realized and unrealized gains (losses)	1.39	4.25	(1.34)	(0.93)	5.26

Total from investment activities	1.56	4.42	(1.11)	(0.65)	5.57

Distributions to shareholders:
From net investment income	(0.16)	(0.25)	(0.25)	(0.48)	(0.30)
From net realized gains	(2.63)	(0.22)	(0.71)	(3.21)	—

Total distributions to shareholders	(2.79)	(0.47)	(0.96)	(3.69)	(0.30)

Net asset value — end of period	$17.54	$18.77	$14.82	$16.89	$21.23

Total return	9.66%	30.19%	(6.97)%	(3.91)%	35.08%

Ratios/supplemental data:
Net assets, end of period (000s)	$13,299	$15,295	$14,486	$19,362	$19,877
Ratio of gross expense to average net assets	1.01%	1.00%	0.98%	0.99%	0.97%
Ratio of net expense to average net assets	1.01%	1.00%	0.98%	0.99%	0.97%
Ratio of investment income less gross expenses to average net assets .	1.03%	1.17%	1.55%	1.72%	1.62%
Ratio of net investment income to average net assets	1.03%	1.17%	1.55%	1.72%	1.62%
Portfolio turnover rate	112%	80%	111%	96%	95%

The Class commenced operations on December 1, 2011.

See notes to financial statements.

182 Payden Mutual Funds

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 183

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Payden & Rygel Investment Group

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Floating Rate Fund, Payden High Income Fund, Payden California Municipal Social Impact Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund, Payden Equity Income Fund, Payden Securitized Income Fund, and Payden Managed Income Fund (the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except Payden Securitized Income Fund; the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 5, 2025 (commencement of operations) through October 31, 2025 for Payden Securitized Income Fund; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting The Payden & Rygel Investment Group, except Payden Securitized Income Fund, as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Payden Securitized Income Fund as of October 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 5, 2025 (commencement of operations) through October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

184 Payden Mutual Funds

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Los Angeles, California

December 26, 2025

We have served as the auditor of one or more of The Payden & Rygel Investment Group investment companies since 1992.

Annual Financial Statements and Other Information 185

Approval of Investment Advisory Agreement (Unaudited)

1.	Background

Among its many duties, and most likely the most important duty of the Board of Trustees (the “Board” or the “Trustees”) of The Payden & Rygel Investment Group (the “P&R Trust”) is its initial approval, and subsequently its annual approval, of the investment management agreement (the “Agreement”) between Payden & Rygel (the “Adviser”) and the P&R Trust on behalf of each of the twenty series covered by this Report (each a “Payden Fund,” and collectively, the “Payden Funds”). Under the Agreement, the Adviser is responsible for providing investment advisory services and overseeing the everyday operations and the other service providers of the Payden Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Payden Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the P&R Trust, as that term is defined in the 1940 Act (each an “Independent Trustee,” and collectively, the “Independent Trustees”), annually renews that Agreement. Six of the P&R Trust’s current seven Trustees are deemed to be Independent Trustees for this purpose.

In order to assure that the Board’s Audit Committee (the “Audit Committee”) had sufficient time to review and discuss the material presented to it, the Audit Committee had a special session of the Audit Committee on Thursday, June 12, 2025, to assure the Audit Committee had sufficient time to consider the material presented to it.

Following that session, and after the Audit Committee had the further opportunity to discuss the approval of the investment advisers at its regularly scheduled meeting on June 17, 2025, the Audit Committee recommended unanimously and the Board of Trustees of the P&R Trust unanimously approved the Agreement between the Adviser and the P&R Trust with respect to each of the twenty Payden Funds (1) for an additional year through June 30, 2026. The Board approved the Agreement following the unanimous recommendation of the Audit Committee, which is composed of all six of the Independent Trustees of the P&R Trust. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and at meetings of the Board’s committees, as well as extensive information prepared specifically in connection with the annual renewal process. The determination made by each of the Independent Trustees individually also took into account various factors that each of them believed to be relevant, in light of (1) the legal advice furnished to them by Paul Hastings LLP (“Paul Hastings”), independent legal counsel to the Independent Trustees, and (2) the business judgment made by each of the Independent Trustees, as well as extensive information prepared specifically in connection with the annual renewal process.

2.	Overview of the Approval or Renewal Process

In considering the annual renewal with respect to each of the twenty Payden Funds, the Board followed its previously established process, as follows. As part of this process, the Board delegates the initial responsibility for the renewal process and related tasks to the Audit Committee. These tasks include working with the Adviser and Paul Hastings (1) to develop Section 15(c)-related guidelines and specific requests with respect to the types of information to be provided to the Audit Committee and to the Board in connection with the proposed contract renewals, and (2) to evaluate the information provided in response to these guidelines and requests.

Consistent with its established process, the P&R Trust retained Broadridge to prepare a report on each Payden Fund to assist the Audit Committee and the Board in their respective deliberations. Broadridge is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their investment advisory contract review processes.

(1)

The Payden Funds covered by this approval are the Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden California Municipal Social Impact Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund, Payden Equity Income Fund, Payden Managed Income Fund, and Payden Securitized Income Fund.

186 Payden Mutual Funds

Broadridge produced, among other information, performance and expense comparison data regarding each Payden Fund, including data relating to each Payden Fund’s advisory fee rates, total expense ratios, short-term and long-term investment performance, and portfolio turnover rates. Broadridge also compared much of this data for each Payden Fund against a universe of investment companies and against a more selective peer group of investment companies with similar investment objectives and strategies, each of which was selected by Broadridge, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized the methodologies it employed to provide the data contained in its reports. In addition, Broadridge advised the Board that its reports were designed specifically to provide the Board with information on the fees, expenses and other performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that it, and not the Adviser, had identified the selected comparative peer groups and universes, and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on June 17, 2025, Paul Hastings requested on behalf of the Audit Committee and the Board, and the Adviser provided, extensive information that was designed to assist the Audit Committee and the Board, respectively, in their consideration about whether to renew the Agreement for each Payden Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) the nature, extent and quality of services provided, or to be provided, by the Adviser to the particular Payden Fund in question; (2) with the exception of the Payden Securitized Income Fund, the individual investment performance of each of the Payden Funds; (3) the costs of the services provided to the Payden Fund and the profits realized or potential profits (if any) to be realized by the Adviser and its affiliates from their relationship with any one or more of the Payden Funds; (4) fees charged by other investment advisers for the same or similar work; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the particular Payden Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Payden Fund investors; (7) comparisons of services and fee rates with any contracts entered into by the Adviser with other clients to whom the Adviser provides comparable services; and (8) any other benefits derived or anticipated to be derived by the Adviser or its affiliates from the relationship with the Payden Fund.

As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Agreement. In reaching its decisions regarding the renewal of the Agreement for each Payden Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Payden Funds. In addition, the Board received and considered information from Paul Hastings as to certain relevant guidelines that relate to the approval or renewal process under Section 15(c) of the 1940 Act. While the Board considered the Agreement with respect to all Payden Funds, the Board received and considered fund-specific information and made its approval or renewal determinations on a Payden Fund-by-Payden Fund basis. In deciding whether to renew the Agreement for each Payden Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Payden Fund. At its meeting on June 17, 2025, the Board voted unanimously to renew the Agreement for each Payden Fund listed above. Set forth below are certain general factors the Board considered for each of the Payden Funds, followed by a summary of certain specific factors the Board considered for each particular Payden Fund.

3.	Nature, Extent and Quality of Services

The Board and Audit Committee members considered a number of factors related to the services provided by the Adviser, including the breadth and depth of the Adviser’s investment advisory process, the experience, expertise and quality of the Adviser’s investment professionals, the experience, leadership ability and integrity of the Adviser’s senior management, the long tenure of its key personnel and the overall financial strength, stability and viability of the Adviser. They also considered the Adviser’s ability and commitment to attract and retain qualified personnel, and its commitment to maintain and enhance its investment advisory resources and information technology systems. The Board and Audit Committee further considered the Adviser’s strong commitment to compliance with applicable laws and regulations and the nature and extent of its compliance program and records. Finally, they took into account the administrative, distribution and shareholder services that the Adviser or its affiliates provided each Payden Fund under the Agreement and other agreements. Based on the foregoing, the Board and Audit Committee each concluded that the investment advisory and related services provided by the Adviser and its affiliates have benefited and should continue to benefit each Payden Fund and its shareholders.

Annual Financial Statements and Other Information 187

Approval of Investment Advisory Agreement (Unaudited) continued

4.	Investment Results

At its regular quarterly Board meetings during the past year, the Board reviewed the investment results of each Payden Fund compared to its respective peers and benchmark indices, paying specific attention to any Payden Fund whose performance did not measure up to the Adviser’s expectations and to the plans by the Adviser to deal with that situation. In addition, as a part of the annual review of the Agreement, the Board and Audit Committee specifically reviewed a report prepared by Broadridge which, with the exception of the Payden Securitized Income Fund, contained each Payden Fund’s performance for various time periods, i.e., 1-year, 3-years, 5-years and 10-years, as compared to the performance of (1) a group of comparable mutual funds (the “Peer Group”) selected by Broadridge, and (2) each Payden Fund’s benchmark index. The Board and Audit Committee concluded that, overall, the short-term and long-term results for each of the Payden Funds have been satisfactory and that each of the Payden Funds is performing competitively versus its Peer Group and benchmark index. Following the discussion of the performance of the Payden Funds, the Board and Committee concluded that the Adviser’s continued management should benefit each Payden Fund and its shareholders.

5.	Advisory Fees and Total Expenses

The Board and the Audit Committee reviewed each Payden Fund’s net operating expense ratio and its various fee and expense components, and then compared those fees and expenses to the fee and expense information for the Peer Group for each Payden Fund. They observed that the advisory fees and expenses for each Payden Fund continue to be competitive with the advisory fees and expenses of the particular Payden Fund’s Peer Group. The Board and Audit Committee also reviewed information regarding the advisory fees paid by other registered investment companies, pension funds and other institutional clients of the Adviser with respect to similar investment mandates for each of the Payden Funds. They noted that, although the fees paid by those clients generally were lower than those paid by each Payden Fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising SEC-registered mutual funds and advising separately managed institutional accounts. Overall, the Board and Audit Committee concluded that each Payden Fund’s cost structure was fair and reasonable in relation to the services provided, and that each Payden Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser or its affiliates by the Payden Fund.

6.	Adviser Profitability and Indirect Benefits

The Board and Audit Committee reviewed information at the P&R Trust level regarding the Adviser’s cost of providing services to the Payden Funds, as well as the resulting level of profits to the Adviser. The Trustees further reviewed the cost allocation methodology used to determine the Adviser’s profitability of providing services to the Payden Funds, as well as possible economies of scale that might be achieved. Based on that review, the Board and Audit Committee each concluded that the profits earned by the Adviser were not excessive in view of the advisory, administrative and other services provided to the Payden Funds. Finally, the Board and Audit Committee noted that the Adviser indirectly benefited from its advisory relationship with the Payden Funds by its ability to invest more efficiently the assets of small, separately managed accounts in the Payden Funds, and because the availability of the Payden Funds enhanced the Adviser’s business reputation and name recognition.

7.	Fund-by-Fund Factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Payden Fund. If a Payden Fund is described in the following discussions as being in the “first” quintile, it is in the best of five groups, that is, the group has the best performance or the lowest expenses, as the case may be. References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the SI Class shares of the Payden Managed Income Fund, and the Investor Class shares of each of the other Payden Funds. Because other share classes of the funds may have different non-management expenses, the expenses and performance of the other share classes may differ from the expenses and performance shown. All time periods referenced below ended as of April 30, 2025.

Cash Reserves Money Market Fund

•

Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.15%, placing it in the second quintile of the group of comparable funds for adviser fees. The actual management fee was also in the second quintile.

188 Payden Mutual Funds

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds selected by Broadridge for expense comparison purposes. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.25%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the first quintile of the group of comparable funds for each of the one-year, three-year, five-year and ten-year periods.

Limited Maturity Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the fifth quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.30%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the second quintile of the group of comparable funds for the one-year period, and in the first quintile for each of the three-year, five-year, and ten-year periods.

Low Duration Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.43%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the third quintile of the group of comparable funds for each of the one-year, three-year, five-year, and ten-year periods.

U.S. Government Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee was in the first quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.60%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.43%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the fifth quintile of the group of comparable funds for the one-year period, in the second quintile for the three-year and five-year periods, and in the first quintile for the ten-year period.

GNMA Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.27%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee was in the first quintile.

Annual Financial Statements and Other Information 189

Approval of Investment Advisory Agreement (Unaudited) continued

• Total Expenses: The fund’s total expenses were in the first quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.50% . The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.45% . This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the third quintile of the group of comparable funds for the one-year period, in the fourth quintile for the three-year and ten-year periods, and in the fifth quintile for the five-year period.

Core Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the fifth quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds.

• Performance: The fund was in the second quintile of the group of comparable funds for each of the one-year, three-year, five-year and ten-year periods.

Strategic Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.55%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the third quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.65%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the fourth quintile of the group of comparable funds for the one-year period, and in the third quintile for each of the three-year, five-year, and ten year-periods.

Absolute Return Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.50%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the first quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.70%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the second quintile of the group of comparable funds for the one-year and three-year periods, and in the third quintile for the five-year and ten-year periods.

Corporate Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.35%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee was in the fourth quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 1.00%. The current annual expense ratio is 0.66%.

• Performance: The fund was in the third quintile of the group of comparable funds for each of the one-year, three-year, and five-year periods, and in the first quintile for the ten-year period.

190 Payden Mutual Funds

High Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.35%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.75%. The current annual expense ratio is 0.63%.

• Performance: The fund was in the fourth quintile of the group of comparable funds for the one-year period, and in the first quintile for each of the three-year, five-year, and ten-year periods.

Floating Rate Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.55%, placing it in the fifth quintile of the group of comparable funds for adviser fees. The actual management fee was in the first quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.70%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the second quintile of the group of comparable funds for the one-year and five-year periods, and in the first quintile for the three-year and ten-year periods.

California Municipal Social Impact Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.32%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.80%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.45%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the first quintile of the group of comparable funds for each of the one-year, three-year, five-year and ten-year periods.

Global Low Duration Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.30%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was also in the first quintile.

• Total Expenses: The fund’s total expenses were in the first quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.70%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.53%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the fourth quintile of the group of comparable funds for the one-year period, and in the first quintile for each of the three-year, five-year, and ten-year periods.

Annual Financial Statements and Other Information 191

Approval of Investment Advisory Agreement (Unaudited) continued

Global Fixed Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.30%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.70%. The current annual expense ratio excluding acquired fund fees and expenses is 0.70%.

• Performance: The fund was in the third quintile of the group of comparable funds for the one-year and three-year periods, and in the second quintile for the five-year and ten- year periods.

Emerging Markets Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.45%, placing it in the second quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 1.25%. The current annual expense ratio is 0.74%.

• Performance: The fund was in the second quintile of the group of comparable funds for each of the one-year, five-year and ten-year periods, and in the third quintile for the three-year period.

Emerging Markets Local Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.60%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee is in the fifth quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 1.50%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.99%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the third quintile of the group of comparable funds for each of the one-year, three-year, and five-year periods, and in the fourth quintile for the ten-year period.

Emerging Markets Corporate Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.80%, placing it in the fifth quintile of the group of comparable funds for adviser fees. The actual management fee was in the fourth quintile.

• Total Expenses: The fund’s total expenses were in the fifth quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.95%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed at that time.

• Performance: The fund was in the third quintile of the group of comparable funds for the one-year period, in the fourth quintile for the three-year period, in the second quintile for the five-year period, and in the first quintile for the ten-year period.

Equity Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.50%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee is in the fourth quintile.

192 Payden Mutual Funds

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.80%. The current annual expense ratio (no cap) is 0.73%.

• Performance: The fund was in the fourth quintile for the one-year and ten-year periods, and in the fifth quintile for the three-year and five-year periods.

Managed Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 1.10%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the first quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that, for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 1.25%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.65%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed.

• Performance: The fund was in the second quintile of the group of comparable funds for the one-year and five-year periods, and in the third quintile for the three-year and ten-year periods.

Securitized Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.50%, placing it in the fifth quintile of the group of comparable funds for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.65%. This agreement has a one-year term ending February 28, 2026. It may or may not be renewed.

• Performance: Performance information for this fund has not been presented because the fund has not been in operation for a full calendar year.

Annual Financial Statements and Other Information 193

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record for the period ended June 30th, visit the SEC’s web site at www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)

Payden Limited Maturity Fund — SI Class (PYLSX)

Payden Limited Maturity Fund — Investor Class (PYLMX)

Payden Limited Maturity Fund — Adviser Class (PYLBX)

Payden Low Duration Fund — SI Class (PYLDX)

Payden Low Duration Fund — Investor Class (PYSBX)

Payden Low Duration Fund — Adviser Class (PYLWX)

Payden U.S. Government Fund (PYUSX)

Payden GNMA Fund (PYGNX)

Payden Core Bond Fund — SI Class (PYCSX)

Payden Core Bond Fund — Investor Class (PYCBX)

Payden Core Bond Fund — Adviser Class (PYCWX)

Payden Corporate Bond Fund — SI Class (PYCTX)

Payden Corporate Bond Fund — Investor Class (PYACX)

Payden Corporate Bond Fund — Adviser Class (PYAYX)

Payden Strategic Income Fund — SI Class (PYSIX)

Payden Strategic Income Fund — Investor Class (PYSGX)

Payden Strategic Income Fund — Adviser Class (PYSLX)

Payden Absolute Return Bond Fund — SI Class (PYAIX)

Payden Absolute Return Bond Fund — Investor Class (PYARX)

Payden Absolute Return Bond Fund — Adviser Class (PYABX)

Payden Managed Income Fund — Institutional Class (PKCIX)

Payden Managed Income Fund — SI Class (PKBIX)

Payden Managed Income Fund — Adviser Class (PKCBX)

Payden Managed Income Fund — Retirement Class (PKCRX)

Payden Securitized Income Fund — SI Class (PYSCX)

Payden Securitized Income Fund — Investor Class (PYSFX)

Payden Floating Rate Fund — SI Class (PYFIX)

Payden Floating Rate Fund — Investor Class (PYFRX)

Payden Floating Rate Fund — Adviser Class (PYBLX)

Payden High Income Fund — SI Class (PYCHX)

Payden High Income Fund — Investor Class (PYHRX)

Payden High Income Fund — Adviser Class (PYRLX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572 9336 payden.com

requests@payden.com

TAX EXEMPT BOND FUND

Payden California Municipal Social Impact Fund — Investor Class (PYCRX)

Payden California Municipal Social Impact Fund — Adviser Class (PYCLX)

GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)

Payden Global Fixed Income Fund — SI Class (PYGIX)

Payden Global Fixed Income Fund — Investor Class (PYGFX)

Payden Emerging Markets Bond Fund — SI Class (PYEIX)

Payden Emerging Markets Bond Fund — Investor Class (PYEMX)

Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYILX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)

Payden Emerging Markets Corporate Bond Fund — SI Class (PYCIX)

Payden Emerging Markets Corporate Bond Fund — Investor Class (PYCEX)

EQUITY FUND

Payden Equity Income Fund — SI Class (PYVSX)

Payden Equity Income Fund — Investor Class (PYVLX)

Payden Equity Income Fund — Adviser Class (PYVAX)

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Offices, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Mary Beth Syal Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date 12/26/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date 12/26/25

By (Signature and Title)*	/s/ Brian W. Matthews Brian W. Matthews, Chief Financial Officer
(principal financial officer)

Date 12/26/25

*	Print the name and title of each signing officer under his or her signature.